    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 21, 1997
                                                      1933 ACT FILE NO. 2-90946
                                                      1940 ACT FILE NO. 811-4015
================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                  FORM N-1A
                            REGISTRATION STATEMENT
                                    UNDER
                          THE SECURITIES ACT OF 1933                         [X]
                       POST-EFFECTIVE AMENDMENT NO. 34                       [X]
                            REGISTRATION STATEMENT
                                    UNDER
                      THE INVESTMENT COMPANY ACT OF 1940                     [X]
                               AMENDMENT NO. 37                              [X]
                        EATON VANCE MUTUAL FUNDS TRUST
                        ------------------------------
             (FORMERLY EATON VANCE GOVERNMENT OBLIGATIONS TRUST)
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
                ----------------------------------------------
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)
                                 617-482-8260
                    -------------------------------------
                       (REGISTRANT'S TELEPHONE NUMBER)
                                ALAN R. DYNNER
                24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
                    --------------------------------------
                   (NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
[ ] immediately upon filing                  [ ] on (date) pursuant
    pursuant to paragraph  (b)                   to paragraph (a)(1)
[X] on May 1, 1997 pursuant                  [ ] 75 days after filing
    to paragraph (b)                             pursuant to paragraph (a)(2)
[ ] 60 days after filing                     [ ] on (date) pursuant
    pursuant to paragraph (a)(1)                 to paragraph (a)(2).
If appropriate, check the following box:
[ ] this post effective amendment designates a new effective date for a perviously filed post- effective amendment.
    Cash Management Portfolio and Government Obligations Portfolio have also executed this Registration Statement.
                       CALCULATION OF REGISTRATION FEE
================================================================================
                                        PROPOSED       PROPOSED
                         AMOUNT OF       MAXIMUM       AGGREGATE     AMOUNT OF
   TITLE OF SECURITIES  SHARES BEING  OFFERING PRICE    MAXIMUM     REGISTRATION
     BEING REGISTERED    REGISTERED     PER SHARE    OFFERING PRICE     FEE
--------------------------------------------------------------------------------
Shares of Beneficial
Interest                 4,745,836      $10.88(1)    $51,634,696(2)      $0
================================================================================
(1) Computed under Rule 457(d) on the basis of the maximum aggregate offering price per share at the close of business on April 11, 1997.
(2) Registrant elects to calculate the maximum aggregate offering price pursuant to Rule 24e-2 for those series with a fiscal year end of December 31, 1996. $1,578,398,514 of shares were redeemed during the fiscal year ended December 31, 1996. $1,526,763,816 of shares were used for reductions pursuant to Paragraph (c) of Rule 24f-2 during such fiscal year.
    $51,634,698 of shares redeemed are being used for the reduction of the registration fee in this Amendment.
    The Registrant has filed a Declaration pursuant to Rule 24f-2 and on May
24, 1996 filed its "Notice" as required by that Rule for the series of the Registrant with a fiscal year end of March 31, 1996, on February 20, 1997 filed its "Notice" for the series of the Registrant with a fiscal year end of December 31, 1996 and on December 23, 1996 filed its "Notice" for the series of the Registrant with a fiscal year end of October 31, 1996. Registrant continues its election to register an indefinite number of shares of beneficial interest pursuant to Rule 24f-2.
================================================================================

This Amendment to the registration statement on Form N-1A consists of the following documents and papers:

    Cross Reference Sheet required by Rule 481(a) under the Securities Act of
1933


    Part A--The Combined Prospectus of:
            Eaton Vance Cash Management Fund
            Eaton Vance Liquid Assets Fund
            Eaton Vance Money Market Fund
            Eaton Vance Tax Free Reserves

            The Prospectuses of:
            EV Classic Government Obligations Fund
            EV Marathon Government Obligations Fund
            EV Traditional Government Obligations Fund
            Eaton Vance Short-Term Treasury Fund

    Part B--The Statements of Additional Information of:
            Eaton Vance Cash Management Fund
            Eaton Vance Liquid Assets Fund
            Eaton Vance Money Market Fund
            Eaton Vance Short-Term Treasury Fund
            Eaton Vance Tax Free Reserves
            EV Classic Government Obligations Fund
            EV Marathon Government Obligations Fund
            EV Traditional Government Obligations Fund


    Part C--Other Information

    Signatures

    Exhibit Index Required by Rule 483(b) under the Securities Act of 1933

    Exhibits

This Amendment is not intended to amend the Prospectus and Statement of Additional Information of any series of the Registrant not identified above.

                        EATON VANCE MUTUAL FUNDS TRUST
                          CROSS REFERENCE SHEET FOR
                       EATON VANCE CASH MANAGEMENT FUND
                        EATON VANCE LIQUID ASSETS FUND
                        EATON VANCE MONEY MARKET FUND
                        EATON VANCE TAX FREE RESERVES
                         ITEMS REQUIRED BY FORM N-1A
PART A
ITEM NO.          ITEM CAPTION                       PROSPECTUS CAPTION
------            ------------                 -------------------------------
 1. ............  Cover Page                   Cover Page
 2. ............  Synopsis                     Shareholder and Fund Expenses
 3. ............  Condensed Financial          The Funds' Financial
                    Information                  Highlights; Yield Information
 4. ............  General Description of       The Funds' Investment
                    Registrant                   Objectives; How the Funds
                                                 Invest their Assets;
                                                 Organization of the Funds and
                                                 the Portfolio
 5. ............  Management of the Fund       Management of the Funds and the
                                                 Portfolio
 5A.............  Management's Discussion of   Not Applicable
                    Fund Performance
 6. ............  Capital Stock and Other      Organization of the Funds and
                    Securities                   the Portfolio; Reports to
                                                 Shareholders; The Lifetime
                                                 Investing Account/
                                                 Distribution Options;
                                                 Distributions and Taxes
 7. ............  Purchase of Securities       Valuing Fund Shares;
                    Being Offered                Distribution Plans; How to
                                                 Buy Fund Shares; The Lifetime
                                                 Investing Account/
                                                 Distribution Options; The
                                                 Eaton Vance Exchange
                                                 Privilege; Eaton Vance
                                                 Shareholder Services
 8. ............  Redemption or Repurchase     How to Redeem Fund Shares
 9. ............  Pending Legal Proceedings    Not Applicable

PART B                                             STATEMENT OF ADDITIONAL
ITEM NO.          ITEM CAPTION                       INFORMATION CAPTION
------            ------------                 -------------------------------
10. ............  Cover Page                   Cover Page
11. ............  Table of Contents            Table of Contents
12. ............  General Information and      Other Information
                    History
13. ............  Investment Objectives and    Additional Information about
                    Policies                     Investment Policies;
                                                 Additional Investment
                                                 Information (Tax Free
                                                 Reserves only); Investment
                                                 Restrictions
14. ............  Management of the Fund       Trustees and Officers; Fees and
                                                 Expenses
15. ............  Control Persons and          Control Persons and Principal
                    Principal Holders of         Holders of Securities
                    Securities
16. ............  Investment Advisory and      Investment Adviser and
                    Other Services               Administrator; Distribution
                                                 Plan (for Liquid Assets and
                                                 Money Market Funds only);
                                                 Custodian; Independent
                                                 Accountants; Fees and
                                                 Expenses
17. ............  Brokerage Allocation and     Portfolio Security
                    Other Practices              Transactions; Fees and
                                                 Expenses
18. ............  Capital Stock and Other      Other Information
                    Securities
19. ............  Purchase, Redemption and     Determination of Net Asset
                    Pricing of Securities        Value; Principal Underwriter;
                    Being Offered                Service for Withdrawal;
                                                 Distribution Plan (for Liquid
                                                 Assets and Money Market Funds
                                                 only); Fees and Expenses
20. ............  Tax Status                   Taxes
21. ............  Underwriters                 Principal Underwriter; Fees and
                                                 Expenses
22. ............  Calculation of Performance   Calculation of Yield Quotations;
                    Data                         Yield Information
23. ............  Financial Statements         Financial Statements

                        EATON VANCE MUTUAL FUNDS TRUST
                          CROSS REFERENCE SHEET FOR
                    EV CLASSIC GOVERNMENT OBLIGATIONS FUND
                   EV MARATHON GOVERNMENT OBLIGATIONS FUND
                  EV TRADITIONAL GOVERNMENT OBLIGATIONS FUND
                         ITEMS REQUIRED BY FORM N-1A
PART A
ITEM NO.          ITEM CAPTION                       PROSPECTUS CAPTION
------            ------------                 -------------------------------
 1. ............  Cover Page                   Cover Page
 2. ............  Synopsis                     Shareholder and Fund Expenses
 3. ............  Condensed Financial          The Fund's Financial
                    Information                  Highlights; Performance
                                                 Information
 4. ............  General Description of       The Fund's Investment
                    Registrant                   Objective; Investment
                                                 Policies and Risks;
                                                 Organization of the Fund and
                                                 the Portfolio
 5. ............  Management of the Fund       Management of the Fund and the
                                                 Portfolio
 5A.............  Management's Discussion of   Not Applicable
                    Fund Performance
 6. ............  Capital Stock and Other      Organization of the Fund and
                    Securities                   the Portfolio; Reports to
                                                 Shareholders; The Lifetime
                                                 Investing Account/
                                                 Distribution Options;
                                                 Distributions and Taxes
 7. ............  Purchase of Securities       Valuing Fund Shares;
                    Being Offered                Distribution Plan (for
                                                 Classic and Marathon Funds);
                                                 Service Plan (for Traditional
                                                 Fund); How to Buy Fund
                                                 Shares; The Lifetime
                                                 Investing Account/
                                                 Distribution Options; The
                                                 Eaton Vance Exchange
                                                 Privilege; Eaton Vance
                                                 Shareholder Services
 8. ............  Redemption or Repurchase     How to Redeem Fund Shares
 9. ............  Pending Legal Proceedings    Not Applicable

PART B                                             STATEMENT OF ADDITIONAL
ITEM NO.          ITEM CAPTION                       INFORMATION CAPTION
------            ------------                 -------------------------------
10. ............  Cover Page                   Cover Page
11. ............  Table of Contents            Table of Contents
12. ............  General Information and      Other Information
                    History
13. ............  Investment Objectives and    Additional Information about
                    Policies                     Investment Policies;
                                                 Investment Restrictions
14. ............  Management of the Fund       Trustees and Officers; Fees and
                                                 Expenses
15. ............  Control Persons and          Control Persons and Principal
                    Principal Holders of         Holders of Securities
                    Securities
16. ............  Investment Advisory and      Investment Adviser and
                    Other Services               Administrator; Distribution
                                                 Plan (for Classic and
                                                 Marathon Funds); Service Plan
                                                 (for Traditional Fund);
                                                 Custodian; Independent
                                                 Accountants; Fees and
                                                 Expenses
17. ............  Brokerage Allocation and     Portfolio Security
                    Other Practices              Transactions; Fees and
                                                 Expenses
18. ............  Capital Stock and Other      Other Information
                    Securities
19. ............  Purchase, Redemption and     Determination of Net Asset
                    Pricing of Securities        Value; Principal Underwriter;
                    Being Offered                Service for Withdrawal;
                                                 Services for Accumulation
                                                 (for Traditional Fund);
                                                 Distribution Plan (for
                                                 Classic and Marathon Funds);
                                                 Service Plan (for Traditional
                                                 Fund); Fees and Expenses
20. ............  Tax Status                   Taxes
21. ............  Underwriters                 Principal Underwriter; Fees and
                                                 Expenses
22. ............  Calculation of Performance   Investment Performance;
                    Data                         Performance Information
23. ............  Financial Statements         Financial Statements

                        EATON VANCE MUTUAL FUNDS TRUST
                          CROSS REFERENCE SHEET FOR
                     EATON VANCE SHORT-TERM TREASURY FUND
                         ITEMS REQUIRED BY FORM N-1A
PART A
ITEM NO.          ITEM CAPTION                       PROSPECTUS CAPTION
------            ------------                 -------------------------------
 1. ............  Cover Page                   Cover Page
 2. ............  Synopsis                     Shareholder and Fund Expenses
 3. ............  Condensed Financial          The Fund's Financial
                    Information                  Highlights; Performance
                                                 Information
 4. ............  General Description of       The Fund's Investment
                    Registrant                   Objective; Investment
                                                 Policies and Risks;
                                                 Organization of the Fund
 5. ............  Management of the Fund       Management of the Fund
 5A.............  Management's Discussion of   Not Applicable
                    Fund Performance
 6. ............  Capital Stock and Other      Organization of the Fund;
                    Securities                   Reports to Shareholders; The
                                                 Lifetime Investing Account/
                                                 Distribution Options;
                                                 Distributions and Taxes
 7. ............  Purchase of Securities       Valuing Fund Shares;
                    Being Offered                Distribution Plan; How to Buy
                                                 Fund Shares; The Lifetime
                                                 Investing Account/
                                                 Distribution Options; The
                                                 Eaton Vance Exchange
                                                 Privilege; Eaton Vance
                                                 Shareholder Services
 8. ............  Redemption or Repurchase     How to Redeem Fund Shares
 9. ............  Pending Legal Proceedings    Not Applicable

PART B                                             STATEMENT OF ADDITIONAL
ITEM NO.          ITEM CAPTION                       INFORMATION CAPTION
------            ------------                 -------------------------------
10. ............  Cover Page                   Cover Page
11. ............  Table of Contents            Table of Contents
12. ............  General Information and      Other Information
                    History
13. ............  Investment Objectives and    Investment Objective and
                    Policies                     Policies; Investment
                                                 Restrictions
14. ............  Management of the Fund       Trustees and Officers
15. ............  Control Persons and          Control Persons and Principal
                    Principal Holders of         Holders of Securities
                    Securities
16. ............  Investment Advisory and      Investment Adviser;
                    Other Services               Distribution Plan; Custodian;
                                                 Independent Accountants
17. ............  Brokerage Allocation and     Portfolio Security Transactions
                    Other Practices
18. ............  Capital Stock and Other      Other Information
                    Securities
19. ............  Purchase, Redemption and     Determination of Net Asset
                    Pricing of Securities        Value; Principal Underwriter;
                    Being Offered                Distribution Plan
20. ............  Tax Status                   Taxes
21. ............  Underwriters                 Principal Underwriter
22. ............  Calculation of Performance   Investment Performance
                    Data
23. ............  Financial Statements         Financial Statements

                                    PART A


                     INFORMATION REQUIRED IN A PROSPECTUS

                       EATON VANCE CASH MANAGEMENT FUND
                        EATON VANCE LIQUID ASSETS FUND
                        EATON VANCE MONEY MARKET FUND
                        EATON VANCE TAX FREE RESERVES
------------------------------------------------------------------------------


EATON VANCE CASH MANAGEMENT FUND ("Cash Fund"), EATON VANCE LIQUID ASSETS FUND ("Liquid Assets Fund") and EATON VANCE MONEY MARKET FUND ("Money Market Fund") are diversified money market funds seeking high income consistent with preservation of capital and maintenance of liquidity. EATON VANCE TAX FREE RESERVES ("Tax Free Reserves") is a diversified money market fund seeking high income exempt from regular federal income tax consistent with preservation of capital and maintenance of liquidity. The Cash, Liquid Assets and Money Market Funds invest all of their assets in Cash Management Portfolio (the "Portfolio"), a separate, diversified investment company with the same investment objective, rather than investing in and managing their own portfolio of securities. Tax Free Reserves invests directly in its own portfolio of money market instruments. Each Fund is a series of Eaton Vance Mutual Funds Trust (the "Trust").


AN INVESTMENT IN A FUND IS NOT GUARANTEED OR FEDERALLY INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. SHARES OF A FUND ARE NOT OBLIGATIONS OR DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION. THERE IS NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. SHARES OF EACH FUND INVOLVE INVESTMENT RISKS, INCLUDING FLUCTUATIONS IN VALUE AND THE POSSIBLE LOSS OF SOME OR ALL OF THE PRINCIPAL INVESTMENT.


This Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A Statement of Additional Information dated May 1, 1997 for each Fund, as supplemented from time to time, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference. The Statements of Additional Information are available without charge from the Funds' principal underwriter, Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). TAX FREE RESERVES IS NOT AVAILABLE FOR PURCHASE IN ALL STATES. CONTACT THE PRINCIPAL UNDERWRITER OR YOUR BROKER FOR INFORMATION.
------------------------------------------------------------------------------

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                                                          PAGE                                                       PAGE
Shareholder and Fund Expenses ................   2  How to Buy Fund Shares .......................................   12
The Funds' Financial Highlights ..............   4  How to Redeem Fund Shares ....................................   13
The Funds' Investment Objectives .............   7  Reports to Shareholders ......................................   15
How the Funds Invest their Assets.............   7  The Lifetime Investing Account/Distribution Options ..........   15
Organization of the Funds and the Portfolio ..   9  The Eaton Vance Exchange Privilege ...........................   16
Management of the Funds and the Portfolio ....  10  Eaton Vance Shareholder Services .............................   17
Distribution Plans ...........................  11  Distributions and Taxes ......................................   18
Valuing Fund Shares ..........................  12  Yield Information ............................................   19

-------------------------------------------------------------------------------
                         PROSPECTUS DATED MAY 1, 1997

SHAREHOLDER AND FUND EXPENSES
-------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES
-----------------------------------------------------------------------------------------------------------------------
                                                               CASH      LIQUID ASSETS    MONEY MARKET     TAX FREE
                                                               FUND          FUND             FUND         RESERVES
Sales Charges Imposed on Purchases of Shares                   None          None             None           None
Sales Charges Imposed on Reinvested Distributions              None          None             None           None
Fees to Exchange Shares                                        None          None             None           None

Range of Declining Contingent Deferred Sales Charges
   Imposed on Redemption during the First Seven Years
   (as a percentage of redemption proceeds exclusive
   of all reinvestments and capital appreciation in
   the account)                                                None        5.0% - 0%        5.0% - 0%        None

ANNUAL FUND (AND ALLOCATED PORTFOLIO) OPERATING EXPENSES (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------
                                                               CASH      LIQUID ASSETS    MONEY MARKET     TAX FREE
                                                               FUND          FUND             FUND         RESERVES
Investment Adviser Fee                                        0.50%          0.50%            0.50%         0.13%*
Rule 12b-1 Distribution (and/or Service) Fees                   --           0.25             0.81            --
Interest Expense                                                --            --               --           0.02
Other Expenses                                                0.24           0.38             0.42 **       0.20
                                                              ----           ----             ----          ----
    Total Operating Expenses                                  0.74%          1.13%            1.73%**       0.35%*
                                                              ====           ====             ====          ====

----------
 *After reduction by Investment Adviser.
**After expense reduction.

EXAMPLES
An investor would pay the following contingent deferred sales charge and expenses on a $1,000 investment, assuming 5% annual return and redemption at the end of each period:

                                                               CASH      LIQUID ASSETS    MONEY MARKET     TAX FREE
                                                               FUND          FUND             FUND         RESERVES
1 Year                                                         N/A           $ 62             $ 68           N/A
3 Years                                                        N/A             76               94           N/A
5 Years                                                        N/A             82              114           N/A
10 Years                                                       N/A            137              204           N/A

An investor would pay the following expenses on the same investment, assuming 5% annual return and no redemptions:
                                                               CASH      LIQUID ASSETS    MONEY MARKET     TAX FREE
                                                               FUND          FUND             FUND         RESERVES
1 Year                                                         $  8          $ 12             $ 18           $  4
3 Years                                                          24            36               54             13
5 Years                                                          41            62               94             22
10 Years                                                         92           137              204             49

NOTES:
The tables and Examples summarize the aggregate expenses of the Funds and the Portfolio and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Funds. Information for the Funds is based on their expenses for the most recent fiscal year. Absent an expense allocation, Other Expenses and Total Operating Expenses would have been 0.45% and 1.76%, respectively, for the Money Market Fund. Absent a fee reduction, the Investment Adviser Fee and Total Operating Expenses would have been 0.50% and 0.72%, respectively, for Tax Free Reserves.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Federal regulations require the Examples to assume a 5% annual return, but actual annual return will vary. For further information regarding the expenses of both the Funds and the Portfolio, see "The Funds" Financial Highlights", "Management of the Funds and the Portfolio" and "How to Redeem Fund Shares". A long-term shareholder in the Money Market Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. See "Distribution Plans".

In the case of the Liquid Assets and Money Market Funds, no contingent deferred sales charge is imposed on (a) shares purchased more than six years prior to redemption, (b) shares acquired through the reinvestment of distributions or (c) any appreciation in value of other shares in the account (see "How to Redeem Fund Shares"), and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange Privilege".

The Cash, Liquid Assets, and Money Market Funds invest exclusively in the Portfolio. Other investment companies with different distribution arrangements and fees may invest in the Portfolio and others may do so in the future. See "Organization of the Funds and the Portfolio".

THE FUNDS' FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------

The following information should be read in conjunction with the audited financial statements that appear in each Fund's annual report to shareholders. Each Fund's financial statements have been audited by Coopers & Lybrand L.L.P., independent accountants, as experts in accounting and auditing. The financial statements and the report of independent accountants are incorporated by reference into the Statement of Additional Information. Further information regarding the performance of the Funds, is contained in their annual reports to shareholders which may be obtained without charge by contacting the Principal Underwriter.

                                                                           CASH FUND
                     -----------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                     -----------------------------------------------------------------------------------------------------
                          1996     1995      1994      1993      1992      1991+     1990+     1989+     1988+     1987+
                       --------  --------  --------  --------  --------  --------  --------  --------  --------  --------

NET ASSET VALUE --
  Beginning of year    $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                       --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
INCOME FROM
OPERATIONS:
  Net investment
income                 $ 0.0470  $ 0.0522  $ 0.0345  $ 0.0251  $ 0.0306  $ 0.0537  $ 0.0755  $ 0.0846  $ 0.0688  $ 0.0607
                       --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
  From net
      investment
      income           $(0.0470) $(0.0522) $(0.0345) $(0.0251) $(0.0306) $(0.0537) $(0.0755) $(0.0846) $(0.0688) $ (0.0607)
                       --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
NET ASSET VALUE --
End of year            $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                       ========  ========  ========  ========  ========  ========  ========  ========  ========  ========
TOTAL RETURN(1)           4.82%     5.35%     3.49%     2.54%     3.14%     5.51%     7.82%     8.87%     7.12%     6.23%
RATIOS/SUPPLEMENTAL
  DATA:
  Net assets, end of
    year (000's
    omitted)           $151,691  $155,251  $111,622  $112,200  $161,986  $195,488  $250,658  $246,220  $174,842  $257,607
  Expenses as a
    percentage of
    average daily
    net assets(2)         0.74%     0.74%     0.84%     0.67%     0.76%     0.75%     0.71%     0.71%     0.72%    0.66%
  Net invesment
    income as a
    percentage of
    average daily
    net assets(2)         4.70%     5.22%     3.40%     2.51%     3.09%     5.44%     7.54%     8.46%     6.92%     6.03%

Note: Certain of the per share amounts have been compiled using average shares outstanding.
                                                     (See footnotes on page 6)

                              MONEY MARKET FUND
                                                                        YEAR ENDED DECEMBER 31,
                                                                   ----------------------------------
                                                                       1996                 1995*
                                                                   ------------          ------------

NET ASSET VALUE -- Beginning of period                              $   1.00              $   1.00
                                                                    --------              --------
INCOME FROM OPERATIONS:
  From net investment income                                        $ 0.0370              $ 0.0312
Less distributions:
  From net investment income                                        $(0.0370)             $(0.0312)
                                                                    --------              --------
NET ASSET VALUE -- End of year                                      $   1.00              $   1.00
                                                                    ========              ========
TOTAL RETURN(1)                                                        3.77%                 3.17%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000 omitted)                              $31,250               $12,951
  Expenses as a percentage of average daily net assets(2)              1.73%                 1.68%
  Net investment income as a percentage of average daily net
      assets(2)                                                        3.70%                 4.19%
    For the periods indicated, the operating expenses of the
    Fund reflect an allocation of expenses to the Administrator.
    Had such action not been taken, net investment income per
    share and the ratios would have been as follows:
NET INVESTMENT INCOME PER SHARE                                       $  0.0367             $  0.0300
                                                                   ------------          ------------
RATIOS: (As a percentage of average net assets)(2)
  Expenses                                                                1.76%                 1.85%
  Net investment income                                                   3.66%                 4.03%
                                                                            (See footnotes on page 6)

-------------------------------------------------------------------------------

                                                                            TAX FREE RESERVES
                        -----------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                        -----------------------------------------------------------------------------------------------------------
                                                   1996         1995         1994         1993         1992         1991+
NET ASSET VALUE --
  Beginning of year                             $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM OPERATIONS:
  Net investment income                         $ 0.030316   $ 0.034693   $ 0.023548   $ 0.018399   $ 0.023468   $ 0.038797
                                                ----------   ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS:
  From net investment income                    $(0.030316)  $(0.034693)  $(0.023548)  $(0.018399)  $(0.023468)  $(0.038797)
                                                ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE --
End of year                                     $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                ==========   ==========   ==========   ==========   ==========   ==========
TOTAL RETURN(1)                                      3.08%        3.53%        2.36%        1.86%        2.36%        3.92%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000's omitted)          $23,355      $23,912      $29,021      $60,247      $44,337      $47,140
  Interest expense to average net assets             0.02%        0.05%        0.05%        0.07%        0.06%        0.09%
  Net other expenses to average net assets(3)        0.33%        0.34%        0.47%        0.62%        0.53%        0.49%
  Net other expenses to average net assets after
    custodian fee reduction(3)                       0.27%           --           --           --           --           --
  Net investment income to average net assets        3.04%        3.47%        2.27%        1.82%        2.34%        3.92%

                                                   1990+        1989+        1988+        1987+
NET ASSET VALUE --
  Beginning of year                             $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                ----------   ----------   ----------   ----------
INCOME FROM OPERATIONS:
  Net investment income                         $ 0.051929   $ 0.055218   $ 0.047113   $ 0.039484
                                                ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS:
  From net investment income                    $(0.051929)  $(0.055218)  $(0.047113)  $(0.039484)
                                                ----------   ----------   ----------   ----------
NET ASSET VALUE --
End of year                                     $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                ==========   ==========   ==========   ==========
TOTAL RETURN(1)                                      5.30%        5.67%        4.80%        4.01%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000's omitted)          $53,753      $26,745      $73,855      $78,369
  Interest expense to average net assets             0.05%        0.26%        0.08%        0.07%
  Net other expenses to average net assets(3)        0.70%        0.82%        0.76%        0.75%
  Net other expenses to average net assets after
    custodian fee reduction(3)                          --           --           --           --
  Net investment income to average net assets        5.19%        5.60%        4.70%        3.96%

For the periods indicated, the operating expenses of the Fund were reduced either by a reduction of the investment adviser fee, an allocation of expenses to the investment adviser, or both. Had such actions not been taken, net investment income per share and the ratios would have been as follows:

NET INVESTMENT
INCOME PER SHARE                                $ 0.026626   $ 0.030291   $ 0.018948   $ 0.016668   $ 0.020133   $ 0.034647
                                                ==========   ==========   ==========   ==========   ==========   ==========
RATIOS (As a percentage of average net assets):
  Other expenses(3)                                  0.69%        0.73%        0.87%        0.82%        0.92%        0.91%
                                                ==========   ==========   ==========   ==========   ==========   ==========
  Other expenses after custodian fee
    reduction(3)                                     0.63%           --           --           --           --           --
                                                ==========   ==========   ==========   ==========   ==========   ==========
  Net investment income                              2.66%        3.02%        1.88%        1.65%        2.01%        3.50%
                                                ==========   ==========   ==========   ==========   ==========   ==========

NET INVESTMENT
INCOME PER SHARE                                $ 0.050052   $ 0.054822                $ 0.008966
                                                ==========   ==========                ==========
RATIOS (As a percentage of average net assets):
  Other expenses(3)                                  0.85%        0.85%                     0.81%
                                                ==========   ==========                ==========
  Other expenses after custodian fee
    reduction(3)                                        --           --                       --
                                                ==========   ==========                ==========
  Net investment income                              5.04%        5.57%                     3.90%
                                                ==========   ==========                ==========

From time to time it has been necessary for Tax Free Reserves to borrow from banks as a temporary measure to facilitate the orderly sale of portfolio securities to accommodate redemption requests. The following table summarizes such temporary borrowings:

                                            AVERAGE DAILY      AVERAGE WEEKLY   AVERAGE AMOUNT
                           AMOUNT OF         BALANCE OF          BALANCE OF        OF DEBT
YEAR ENDED             DEBT OUTSTANDING   DEBT OUTSTANDING   SHARES OUTSTANDING   PER SHARE
DECEMBER 31,           AT END OF YEAR       DURING YEAR        DURING YEAR       DURING YEAR

1987+                       $    --             $1,312,000          68,850,770          $0.019
1988+                           166,000          1,401,000          72,897,174           0.019
1989+                            82,000          1,825,000          52,596,221           0.035
1990+                            --                192,000          31,243,924           0.006
1991+                            --                379,000          31,686,707           0.012
1992                             --                367,000          38,904,763           0.009
1993                          2,428,000            285,000          48,697,998           0.006
1994                          6,117,000            440,145          40,463,382           0.011
1995                          1,266,000            279,586          51,107,215           0.005
1996                             --                116,757          61,730,866           0.002

                                                                     (See footnotes on page 6)


--------------------------------------------------------------------------------


                                                                  LIQUID ASSETS FUND
                      ------------------------------------------------------------------------------------------------------------
                                     YEAR ENDED
                                     DECEMBER 31,                                         YEAR ENDED MARCH 31,
                      ---------------------------------------    ------------------------------------------------------------------
                         1996      1995      1994     1993*      1993+       1992+       1991+       1990+       1989+       1988+
                       --------  --------  --------  --------   --------   --------   --------    --------    --------    --------

NET ASSET VALUE --
Beginning of year      $ 1.00    $ 1.00    $ 1.00    $ 1.00     $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                       --------  --------  --------  --------   --------   --------   --------    --------    --------    --------
INCOME FROM OPERATIONS:
  Net investment
income                 $ 0.0432  $ 0.0505  $ 0.0328  $ 0.0113   $ 0.0217    $ 0.0415    $ 0.0621    $ 0.0726    $ 0.0632    $ 0.0477
LESS DISTRIBUTIONS:
  From net
    investment
    income             $(0.0432) $(0.0505) $(0.0328) $(0.0113)  $(0.0217)  $(0.0415)  $(0.0621)   $(0.0726)   $(0.0632)   $(0.0477)
                       --------  --------  --------  --------   --------   --------   --------    --------    --------    --------
NET ASSET VALUE --
End of year            $ 1.00    $ 1.00    $ 1.00    $ 1.00     $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                       ========  ========  ========  ========   ========   ========   ========    ========    ========    ========
TOTAL RETURN(1)           4.41%     5.16%     3.29%     1.14%      2.35%      4.38%      6.50%       7.59%       6.37%       4.46%
RATIOS/SUPPLEMENTAL
DATA:
  Net assets, end of
    year
    (000's omitted)    $ 19,910  $ 34,026  $118,599  $ 10,566   $ 18,553   $  9,145   $ 19,996    $ 21,601    $ 10,705    $ 13,105
  Expenses as a
    percentage of
    average daily
    net assets(2)         1.13%     0.91%     0.94%     1.49%      0.92%      1.23%      1.68%       2.08%       1.71%       1.42%
  Net investment
    income as a
    percentage of
    average daily
    net assets(2)         4.31%     5.11%     3.55%     1.66%++    2.33%      4.30%      6.23%       7.20%       6.24%       5.82%

For the periods indicated, the operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, net investment income per share and the ratios would have been as follows:

NET INVESTMENT INCOME PER SHARE                      $ 0.0092   $ 0.0171   $ 0.0372   $ 0.0570    $ 0.0687    $ 0.0559    $ 0.0374
                                                     --------   --------   --------   --------    --------    --------    --------

RATIOS: (As a percentage of average net assets)(2)
  Expenses                                              1.80%++    1.42%      1.73%      2.19%       2.47%       2.43%       3.16%
                                                     ========   ========   ========   ========    ========    ========    ========
  Net investment income                                 1.35%++    1.85%      3.80%      5.72%       6.81%       5.52%       4.08%
                                                     ========   ========   ========   ========    ========    ========    ========

FOOTNOTES:
  *For the period from the start of business, April 5, 1995 to December 31, 1995.
 **For the nine months ended December 31, 1993. The Fund changed its fiscal year end from March 31 to December 31, effective June 14, 1993.
  +Audited by the Funds' previous auditors.
 ++Computed on an annualized basis.
(1)Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.
(2)Includes Money Market Fund's, Cash Fund's and Liquid Assets Fund's share of the Portfolio's allocated expenses for the periods from April 5, 1995, May 2, 1994 and May 2, 1994, to December 31, 1995, December 31, 1994 and
   December 31, 1994, respectively.
(3)The expense ratios for the year ended December 31, 1996 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require Tax Free Reserves to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended on or before December 31, 1995 have not been adjusted to reflect this change.


THE FUNDS' INVESTMENT OBJECTIVES
-------------------------------------------------------------------------------

THE INVESTMENT OBJECTIVE OF CASH MANAGEMENT FUND, LIQUID ASSETS FUND and MONEY MARKET FUND is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. The investment objective of TAX FREE RESERVES is to provide a means whereby investors may earn as high a rate of income exempt from regular federal income tax as may be consistent with the preservation of capital and maintenance of liquidity. The investment objective and policies of each Fund may be changed by the Trustees without a vote of shareholders; as a matter of policy, the Trustees would not materially change the investment objective of a Fund without shareholder approval. EACH FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE, ALTHOUGH THERE CAN BE NO ASSURANCE IT WILL BE ABLE TO DO SO.

The Cash Fund and Tax Free Reserves are offered to shareholders in exchange for their shares in the Eaton Vance Traditional Group of Funds. The Money Market Fund offers its shares to shareholders exchanging their shares from the Eaton Vance Marathon and Eaton Vance Classic Groups of Funds. (The Money Market Fund may not be a suitable investment for investors who do not intend to use it as an exchange vehicle.) The Liquid Assets Fund is currently closed to new investments, whether by exchange or initial subscription.


The Funds cannot eliminate risk of loss or assure achievement of their investment objectives. None of the Funds is a complete investment program, and prospective investors should take into account their objectives and other investments when considering the purchase of Fund shares.


HOW THE FUNDS INVEST THEIR ASSETS
--------------------------------------------------------------------------------

CASH FUND, LIQUID ASSETS FUND, AND MONEY MARKET FUND
Each of these Funds seeks its objective by investing all of its assets in the Portfolio, which is itself an open-end investment company. The Portfolio invests in the following types of high quality, U.S. dollar-denominated money market instruments of domestic and foreign issuers:

o U.S. GOVERNMENT SECURITIES: marketable securities issued or guaranteed as to principal or interest by the U.S. Government or by its agencies or instrumentalities. Some of these securities are backed by the full faith and credit of the U.S. Government; others are backed only by the credit of the agency or instrumentality issuing the securities.

o PRIME COMMERCIAL PAPER: high-grade, short- term obligations issued by banks, corporations, and other issuers.

o CORPORATE OBLIGATIONS: high-grade, short- term obligations other than prime commercial paper.

o BANK CERTIFICATES OF DEPOSIT (CDS): negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

o BANKERS' ACCEPTANCES: negotiable drafts or bills of exchange, which have been "accepted" by a bank, means, in effect, that the bank has unconditionally agreed to pay the face value of the instrument on maturity.

Investments are described further below under "All Funds -- Selection of Investments." The Portfolio may invest without limit in securities of finance companies or in securities of banks and thrift institutions (and their holding companies) whenever yield differentials or money market conditions indicate that such a concentration of the Portfolio's investments may be desirable.

The Portfolio may invest without limit in U.S. dollar-denominated obligations of foreign issuers, including foreign banks. Such investments involve special risks. These include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, interest limitations or other governmental restrictions which might affect payment of principal or interest. Additionally, there may be less public information available about foreign banks and their branches. Foreign branches of foreign banks are not regulated by U.S. banking authorities, and generally are not bound by accounting, auditing and financial reporting standards comparable to U.S. banks. Although the Portfolio's investment adviser carefully considers these factors when making investments, the Portfolio does not limit the amount of its assets which can be invested in one type of instrument or in any foreign country.

TAX FREE RESERVES
Tax Free Reserves seeks to achieve its objective by investing in a diversified portfolio of high quality obligations, including bonds, notes and commercial paper, issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities, and the District of Columbia, the interest from which is exempt from regular federal income tax. The Fund may acquire stand-by commitments with respect to portfolio securities and, with respect to 10% of net assets, may purchase shares of unaffiliated investment companies with the same objective. Investments are described further below under "All Funds -- Selection of Investments".

The Fund is designed for those institutional and individual investors who seek to earn tax-free income and to avoid fluctuation in the value of their investment while at the same time having the flexibility to liquidate and withdraw funds at any time. By combining the assets of shareholders, the Fund can provide yields normally available through investment in tax-free money market instruments of large denominations, and can obtain the benefits of diversification and liquidity through investment in the obligations of many issuers with various maturities.

A portion of the dividends paid by the Fund may be subject to federal income tax, and dividends may be subject to state and local taxes. As a matter of fundamental policy which may not be changed unless authorized by shareholder vote, the Fund may not purchase any securities which would cause more than 20% of the value of its total assets to be invested in securities the interest on which is not exempt from federal income tax.

Interest income from certain types of municipal obligations may be subject to the federal alternative minimum tax (the "AMT"). On December 31, 1996, the Fund did not hold any of such obligations in its portfolio. Distributions to corporate investors of certain interest income may also be subject to the AMT.


ALL FUNDS -- SELECTION OF INVESTMENTS
The Portfolio and Tax Free Reserves will invest only in U.S. dollar-denominated money market instruments meeting credit criteria which the Trustees believe present minimal credit risk, and that are (i) short-term obligations rated in one of the two highest short-term ratings categories by at least two nationally recognized rating services (or, if only one rating service has rated the security, by that service), or (ii) unrated securities determined by the investment adviser to be of comparable quality. For a description of the instruments and ratings see the "Appendix" in the Statement of Additional Information. Each of the Portfolio and Tax Free Reserves will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than 397 days. The Portfolio and Tax Free Reserves may invest in variable or floating-rate securities some of which provide for periodic recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand. The Portfolio will not invest more than 5% (determined at the time of investment) of its total assets in securities rated below the highest applicable rating category, nor will it purchase securities of any issuer if, immediately thereafter, more than 5% of the Portfolio's total assets would be invested in securities of that issuer. The Portfolio and Tax Free Reserves follow investment and valuation policies designed to maintain a stable net asset value of $1 per Fund share, although there is no assurance that these policies will be successful.

Considerations of liquidity and preservation of capital mean that the Portfolio or Tax Free Reserves may not necessarily invest in money market instruments paying the highest available yield at a particular time. Consistent with their investment objectives, the Portfolio and Tax Free Reserves will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. The Portfolio and Tax Free Reserves may also invest to take advantage of what their investment advisers believe to be temporary disparities in yields of different segments of the money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturities of obligations purchased by the Portfolio and Tax Free Reserves, may result in frequent changes in their portfolios. The Portfolio and Tax Free Reserves will not usually pay brokerage commissions in connection with the purchase or sale of portfolio securities.


OTHER PRACTICES. The Portfolio and Tax Free Reserves may lend their portfolio securities to broker-dealers and may enter into repurchase agreements. These transactions must be fully collateralized at all times, but involve some risk to the lender if the other party should default on its obligations or if the lender is delayed or prevented from recovering the collateral. The Portfolio and Tax Free Reserves may also purchase securities on a when-issued basis and for future delivery by means of "forward commitments." A segregated account will be maintained to cover such purchase obligations. In addition, the Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.

An investment in a Fund is subject to interest rate risk and credit risks of the issuers of the money market instruments. EACH FUND'S INCOME WILL FLUCTUATE AND NET ASSET VALUE UNDER CERTAIN CIRCUMSTANCES COULD CHANGE. If any changes were made in a Fund's investment objective, the Fund may no longer be appropriate to certain investors. Investments and restrictions thereon are further described in the Statements of Additional Information.


ORGANIZATION OF THE FUNDS AND THE PORTFOLIO
--------------------------------------------------------------------------------

EACH FUND IS A DIVERSIFIED SERIES OF EATON VANCE MUTUAL FUNDS TRUST, A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED MAY 7, 1984 AS AMENDED. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Funds). Each share represents an equal proportionate beneficial interest in a Fund. When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares". There are no annual meetings of shareholders, but special meetings may be held as required by law to elect Trustees and consider certain other matters. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of that Fund available for distribution to shareholders.


THE PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. The Portfolio, as well as the Trust, intends to comply with all applicable federal and state securities laws. The Portfolio's Declaration of Trust provides that the Cash, Liquid Assets and Money Market Funds and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Funds nor their shareholders will be adversely affected by reason of the Funds investing in the Portfolio.


The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Cash, Liquid Assets and Money Market Funds in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for substantial growth in the assets of the Portfolio, affords the potential for economies of scale for each Fund and may over time result in lower expenses for a Fund.

In addition to selling an interest to a Fund, the Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as a Fund due to variations in sales commissions and other operating expenses. Therefore, these differences may result in differences in returns experienced by investors in the various funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. Information regarding other pooled investment entities or funds which invest in the Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110 (617) 482-8260.

Whenever a Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

A Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event a Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. A Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

Tax Free Reserves' investment policies include a fundamental investment provision to permit the Fund to invest its assets in an open-end management investment company having substantially the same investment policies and restrictions as the Fund. The Board of Trustees may implement the new investment policy at any time additional funds investing in the other investment company become available. This structure is commonly referred to as "master-feeder."


Although each Fund offers only its own shares of beneficial interest, it is possible that a Fund might become liable for a misstatement or omission in this Prospectus regarding another Fund because the Funds use this combined Prospectus. The Trustees of the Trust have considered this factor in approving the use of a combined Prospectus.

MANAGEMENT OF THE FUNDS AND THE PORTFOLIO
--------------------------------------------------------------------------------

THE PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT ADVISER. TAX FREE RESERVES ENGAGES EATON VANCE AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.


Acting under the general supervision of the Board of Trustees of the Portfolio, BMR manages the Portfolio's investments and affairs. BMR also furnishes for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee of 1/24 of 1% (equivalent to 0.50% annually) of the average daily net assets of the Portfolio. For the fiscal year ended December 31, 1996, the Portfolio paid BMR advisory fees equivalent to 0.50% of the Portfolio's average daily net assets for such year.

Eaton Vance, acting under the general supervision of the Trustees of the Trust, manages Tax Free Reserves' investments and affairs. Eaton Vance also furnishes for the use of Tax Free Reserves office space and all necessary office facilities, equipment and personnel for servicing the investments of the Fund. Under its investment advisory agreement with Tax Free Reserves, Eaton Vance receives a monthly advisory fee of 1/24 of 1% (equivalent to 0.50% annually) of average monthly net assets of the Fund. For the fiscal year ended December 31, 1996, the Fund paid Eaton Vance advisory fees equivalent to 0.13% of the Fund's average daily net assets for such year. Absent a fee reduction, the Fund would have paid Eaton Vance advisory fees equivalent to 0.50% of average daily net assets.

BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF OVER $17 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates, engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.

Michael B. Terry has acted as the portfolio manager of the Portfolio since it commenced operations. He has been a Vice President of Eaton Vance since 1984 and of BMR since 1992.

William H. Ahern has acted as the portfolio manager of Tax Free Reserves since 1989. He has been an employee of Eaton Vance since 1989 and an Assistant Vice President since 1994.


Money market instruments are often acquired directly from the issuers thereof or otherwise are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. In selecting firms which will execute portfolio transactions, BMR and Eaton Vance judge such executing firms' professional ability and quality of service and use their best efforts to obtain execution at prices which are advantageous and at reasonably competitive spreads. Subject to the foregoing, BMR and Eaton Vance may consider sales of shares of the Funds or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of firms to execute portfolio transactions. The Funds, the Portfolio and BMR have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by the Portfolio or Tax Free Reserves) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes.

The Trust has retained the services of Eaton Vance to act as Administrator of the Cash, Liquid Assets and Money Market Funds. The Trust has not retained the services of an investment adviser for these Funds since the Trust seeks to achieve the investment objective of each such Fund by investing its assets in the Portfolio. As Administrator, Eaton Vance provides each such Fund with general office facilities and supervises the overall administration of the Funds. For these services, Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.

The Portfolio and the Funds, as the case may be, will each be responsible for all of its respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the investment advisory or administrative services agreements, or by the Principal Underwriter under the distribution agreements.

DISTRIBUTION PLANS
--------------------------------------------------------------------------------


The Eaton Vance Money Market Fund has adopted a Distribution Plan ("Plan") pursuant to Rule 12B-1 under the Investment Company Act of 1940 ("1940 Act"). UNDER THE PLAN, THE FUND MAY PAY THE PRINCIPAL UNDERWRITER A FEE, ACCRUED DAILY AND PAID MONTHLY, AT AN ANNUAL RATE NOT EXCEEDING .75% OF ITS AVERAGE DAILY NET ASSETS TO FINANCE THE DISTRIBUTION OF FUND SHARES. The Plan provides that the Fund may use such fees to compensate the Principal Underwriter for sales commissions paid by it to financial services firms ("Authorized Firms") on the sale of Fund shares and for interest expenses. The Principal Underwriter uses its own funds to pay sales commissions (except on exchange transactions and reinvestments) to Authorized Firms at the time of sale equal to 4% of the purchase price of the shares sold by such Firms. Contingent deferred sales charges paid to the Principal Underwriter will be used to reduce amounts owed to it. With respect to Money Market Fund shares acquired as a result of an exchange from one or more funds in the Eaton Vance Classic Group of Funds, the Principal Underwriter currently expects to pay monthly sales commissions to an Authorized Firm approximately equivalent to 1/12 of .75% of the value of such shares sold by such Firm and remaining outstanding for at least one year from the date of original purchase of the EV Classic fund shares. Because payments to the Principal Underwriter by the Fund are limited, uncovered distribution charges (sales commissions paid by the Principal Underwriter plus interest, less contingent deferred sales charges received by it) may exist indefinitely. During the fiscal year ended December 31, 1996, the Money Market Fund paid fees under the Plan equivalent to .75% of the Fund's average daily net assets. As of December 31, 1996, uncovered distribution charges amounted to approxomately $2,714,000 (equivalent to 8.7% of the Fund's net assets). For more information, see "Distribution Plan" in the Statement of Additional Information.


THE PLAN ALSO AUTHORIZES THE MONEY MARKET FUND TO MAKE PAYMENTS OF SERVICE FEES TO THE PRINCIPAL UNDERWRITER, AUTHORIZED FIRMS AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF THE MONEY MARKET FUND'S AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. The Trustees of the Trust have authorized the Money Market Fund to make quarterly service fee payments of .15% of the Fund's average daily net assets for each fiscal year based on the value of Fund shares sold by such persons and remaining outstanding for at least twelve months (including in such holding period the prior holding of any EV Marathon or EV Classic fund shares exchanged for Fund shares). The Trustees may increase these payments at any time. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. During the fiscal year ended December 31, 1996, the Fund paid or accrued service fees under the Plan equivalent to .06% of the Fund's average daily net assets for such year.


EATON VANCE LIQUID ASSETS FUND has also adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. The Liquid Assets Plan authorizes payments of service fees to the Principal Underwriter, Authorized Firms and other persons of
 .25% of the Fund's average daily net assets each year. The Trustees have authorized the Fund to pay service fees of up to .25% per annum of the Fund's average daily net assets based on the value of Fund shares sold and remaining outstanding for at least one year. For the fiscal year ended December 31, 1996, the Fund made payments under the Plan to the Principal Underwriter and Authorized Firms equivalent to .25% of the Fund's average daily net assets.


With respect to all Funds, the Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell a Fund's shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms.

A Fund may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, a Fund's management intends to consider all relevant factors, including (without limitation) the size of the Fund, the investment climate and market conditions, the volume of sales and redemptions of Fund shares and (if applicable) the amount of Uncovered Distribution Charges of the Principal Underwriter. A distribution plan may continue in effect and payments may be made under the plan following any such suspension, discontinuance or limitation of the offering of Fund shares; however, the Fund is not contractually obligated to continue the plan for any particular period of time. Suspension of the offering of Fund shares would not, of course, affect a shareholder's ability to redeem shares.

VALUING FUND SHARES
--------------------------------------------------------------------------------

EACH FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Each Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Fund) in the manner authorized by the Trustees of the Trust. Net asset value per share is computed by dividing the value of a Fund's total assets, less its liabilities, by the number of shares outstanding. The net asset value of each of the Cash, Liquid Assets and Money Market Funds will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities). The Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of the Portfolio from the value of its total assets.

The investments of the Portfolio and of the Funds are valued at amortized cost according to a Securities and Exchange Commission rule. The Portfolio and the Funds will not normally have unrealized gains or losses so long as they value their investments by the amortized cost method.

HOW TO BUY FUND SHARES
--------------------------------------------------------------------------------


INVESTORS MAY PURCHASE SHARES OF A FUND THROUGH AUTHORIZED FIRMS AT THE NET ASSET VALUE PER SHARE OF THE FUND NEXT DETERMINED AFTER AN ORDER IS EFFECTIVE. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. Any Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares. As of the date of this Prospectus, shares of Liquid Assets Fund are not being offered.

An initial investment in a Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services".

BY MAIL: The Account Application form which accompanies this prospectus should be completed, signed and mailed with a check, Federal Reserve Draft, or other negotiable bank draft, drawn on a U.S. bank and payable in U.S. dollars, to the order of the relevant Fund and mailed to the Fund's Transfer Agent (the "Transfer Agent") as follows: First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. Additional purchases may be made at any time through the same mail procedure. (Please provide the shareholder name and account number.)

BY WIRE: Investors may purchase shares by requesting their bank to transmit immediately available funds (Federal Funds) by wire to:

          ABA #011001438
          Federal Reserve Bank of Boston A/C Investors Bank & Trust Company Further Credit Eaton Vance [name of] Fund A/C # [Insert your account number -- see below]

Upon making an initial investment by wire, you must first telephone the Order Department of the Funds 800-225-6265 (extension 3) to advise of your action and to be assigned an account number. Failure to call will delay the order. The Account Application form which accompanies this Prospectus must be promptly forwarded to the Transfer Agent, at the above address. Additional investments may be made at any time through the same wire procedure. The Funds' Order Department must be advised by telephone of each transmission.

Transactions in money market instruments normally require immediate settlement in federal funds. The Funds intend at all times to be as fully invested as is feasible in order to maximize earnings. Accordingly, purchase orders will be executed at the net asset value next determined after their receipt by a Fund only if the Fund has received payment in cash or in Federal Funds. If remitted in other than the foregoing manner, such as by money order or personal check, purchase orders will be executed as of the close of business on the second Boston business day after receipt. Information on how to procure a Federal Reserve Draft or to transmit federal funds by wire is available at banks. A bank may charge for these services.

In connection with employee benefit or other continuous group purchase plans, the Cash and Money Market Funds may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below under "How to Redeem Fund Shares."


HOW TO REDEEM FUND SHARES
--------------------------------------------------------------------------------


A SHAREHOLDER MAY REDEEM A FUND'S SHARES IN SEVERAL WAYS. The redemption price will be based on the net asset value per Fund share next computed after a redemption request is received in the proper form as described below.

REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a Commission regulation and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.

CHECKWRITING: Shareholders of Cash Fund and Tax Free Reserves with uncertificated shares may redeem shares by check. Boston Safe Deposit and Trust Company ("Boston Safe") will provide such shareholders with special forms of checks drawn on Boston Safe. These checks may be made payable by the shareholder to the order of any person in any amount of $500 or more. A shareholder will continue to be entitled to distributions paid on shares until the check is presented to Boston Safe for payment. If the amount of the check is greater than the value of the shares held in the shareholder's account for which the Fund has collected payment, the check will be returned and the shareholder may be subject to extra charges. The shareholder will be required to execute signature cards and will be subject to Boston Safe's rules and regulations governing such checking accounts. There is no charge to shareholders for this service. This service may be terminated or suspended at any time by a Fund or Boston Safe.

WIRE TRANSFER TO A BANK ACCOUNT: Shareholders with uncertificated shares (for which the Fund has collected payment) who have given complete written authorization in advance may request that redemption proceeds of $1,000 or more be wired directly to their bank account. The bank designated may be any bank in the United States. The request may be made by letter or telephone to the Transfer Agent at 800-262-1122. However, shareholders holding certificates for shares in a Fund must return such certificates in properly endorsed form requesting redemption prior to being eligible to have redemption proceeds wired directly to their bank account.

Redemption proceeds, less any applicable CDSC and the amount of any federal income tax required to be withheld, will be wired on the next business day following receipt of the redemption request. The shareholder will be required to pay any costs of such transaction. Each Fund may suspend or terminate this wire transfer procedure.

REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of those shares is based upon the net asset value calculated after the Principal Underwriter, as the Fund's agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

Within seven days after receipt of a redemption request in good order by the Transfer Agent, the relevant Fund will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any applicable contingent deferred sales charges (described below) and any federal income tax required to be withheld. Although each Fund normally expects to make payment in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities (which for some Funds would be withdrawn by it from the Portfolio). The securities so distributed would be valued pursuant to the Portfolio's or Tax Free Reserves' valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

If shares were recently purchased, the proceeds of a redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. If the net asset value of Fund shares is not maintained at $1.00 per share or if a contingent deferred sales charge (described below) is imposed on the redemption, a redemption may result in a taxable gain or loss.


Due to the high cost of maintaining small accounts, each Fund reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares. No contingent deferred sales charge will be imposed with respect to such involuntary redemptions.


CONTINGENT DEFERRED SALES CHARGE -- CASH FUND AND TAX FREE RESERVES. Shares of the Fund acquired in an exchange for shares of an Eaton Vance Traditional Fund subject to a contingent deferred sales charge ("CDSC") will be subject to the CDSC applicable to the exchanged shares at the time of their purchase, unless such redemption is in connection with another exchange for shares subject to such a charge.

CONTINGENT DEFERRED SALES CHARGE -- LIQUID ASSETS AND MONEY MARKET FUNDS. Shares redeemed within the first six years of their purchase (except shares acquired through the reinvestment of distributions) generally will be subject to a CDSC. This CDSC is imposed on any redemption the amount of which exceeds the aggregate value at the time of redemption of (a) all shares in the account purchased more than six years prior to the redemption, (b) all shares in the account acquired through reinvestment of distributions, and (c) the increase, if any, in the value of all other shares in the account (namely those purchased within the six years preceding the redemption) over the purchase price of such shares. Redemptions are processed in a manner to maximize the amount of redemption proceeds which will not be subject to a CDSC. That is, each redemption will be assumed to have been made first from the exempt amounts referred to in clauses
(a), (b) and (c) above, and second through liquidation of those shares in the account referred to in clause (c) on a first-in-first-out basis. As described under "Distribution Plans," the CDSC will be paid to the Principal Underwriter or the relevant Fund. Any CDSC which is required to be imposed on share redemptions will be made in accordance with the following schedule:

YEAR OF REDEMPTION
AFTER PURCHASE                                            CDSC

--------------------------------------------------------------------
First or Second                                           5%
Third                                                     4%
Fourth                                                    3%
Fifth                                                     2%
Sixth                                                     1%
Seventh and following                                     0%

In calculating the CDSC upon the redemption of Liquid Assets or Money Market Fund shares acquired in an exchange for shares of a fund in the Eaton Vance Marathon Group of Funds or the Eaton Vance Classic Group of Funds (see "The Eaton Vance Exchange Privilege" below), the CDSC schedule applicable to the shares at the time of purchase will apply and the purchase of Fund shares acquired in the exchange is deemed to have occurred at the time of the original purchase of the exchanged shares. See "The Eaton Vance Exchange Privilege" for the CDSC schedules applicable to Fund shares acquired in an exchange.

No CDSC will be imposed on any Fund's shares which have been sold to Eaton Vance or its affiliates, or to their respective employees or clients. The CDSC will also be waived for shares redeemed (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a required distribution from a tax-sheltered retirement plan or (3) following the death of all beneficial owners of such shares, provided the redemption is requested within one year of death (a death certificate and other applicable documents may be required). In addition, shares acquired as a result of a merger or liquidation of another Eaton Vance sponsored fund will have a CDSC imposed at the same rate as would have been imposed in the prior fund.

  THE FOLLOWING EXAMPLE ILLUSTRATES THE OPERATION OF THE CDSC. ASSUME THAT AN INVESTOR PURCHASES $10,000 OF THE MONEY MARKET FUND'S SHARES AND THAT 25 MONTHS LATER THE VALUE OF THE ACCOUNT HAS GROWN THROUGH THE REINVESTMENT OF DIVIDENDS TO $11,000. THE INVESTOR THEN MAY REDEEM UP TO $1,000 OF SHARES WITHOUT INCURRING A CDSC. IF THE INVESTOR SHOULD REDEEM $2,000 OF SHARES, A CDSC WOULD BE IMPOSED ON $1,000 OF THE REDEMPTION. THE RATE WOULD BE 4% BECAUSE THE REDEMPTION WAS MADE IN THE THIRD YEAR AFTER THE PURCHASE WAS MADE AND THE CDSC WOULD BE $40.


REPORTS TO SHAREHOLDERS
-------------------------------------------------------------------------------

EACH FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Fund's independent accountants. Shortly after the end of each calendar year, each Fund will furnish its shareholders with information necessary for preparing federal and state tax returns. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------


AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance of shares owned. All shares are held in non-certificate form by the Funds' Transfer Agent for the account of the shareholder, and the Fund will not issue share certificates.

At least quarterly, shareholders will receive a statement showing complete details of any transaction and the current balance in the account. THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265 extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Funds' dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.


SHARE OPTION -- All distributions will be reinvested in additional shares.

CASH OPTION -- All distributions will be paid in cash.

The SHARE OPTION will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under federal income tax laws.

If the CASH OPTION has been selected, distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the SHARE OPTION until such time as the shareholder selects a different option.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, distributions may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.


"STREET NAME" ACCOUNTS. If shares of a Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another Authorized Firm or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an Authorized Firm, or transferring the account to another Authorized Firm, an investor wishing to reinvest distributions should determine whether the Authorized Firm which will hold the shares allows reinvestment of distributions in "street name" accounts.


THE EATON VANCE EXCHANGE PRIVILEGE

------------------------------------------------------------------------------


Shares of CASH FUND and TAX FREE RESERVES currently may be exchanged for shares of any fund in the Eaton Vance Traditional Group of Funds and Eaton Vance Short-Term Treasury Fund. Shares of Cash Fund or Tax Free Reserves acquired under the exchange privilege which have not previously been subject to payment of a sales charge may be exchanged for shares of a Fund with a sales charge only upon payment of the appropriate charge. These offers are available only in states where shares of the fund being acquired may legally be sold.


LIQUID ASSETS and MONEY MARKET FUND shares currently may be exchanged for shares of one or more funds in the Eaton Vance Marathon Group of Funds (currently any of the EV Marathon funds) which are subject to a CDSC. Such shares may also be exchanged for Eaton Vance Prime Rate Reserves, which are subject to an early withdrawal charge. If Fund shares were acquired in exchange for shares of one or more funds in the Eaton Vance Classic Group of Funds, such shares may be exchanged only for shares of one or more funds in the Eaton Vance Classic Group of Funds. Exchanges are made on the basis of the net asset value per share of each fund at the time of the exchange. Exchange offers are available only in states where shares of the fund being acquired may be legally sold.


Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Funds do not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.


The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). The Transfer Agent may require additional documentation if shares are registered in the name of a corporation, partnership or fiduciary. Applications and prospectuses of the other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

No CDSC is imposed on exchanges. For purposes of calculating the CDSC upon redemption of Fund shares acquired in an exchange, the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares. Cash Fund or Tax Free Reserves shares acquired in an exchange for EV Traditional fund shares subject to a CDSC will remain subject to such charge as in effect at the time the exchanged shares were purchased. Liquid Assets and Money Market Fund shares acquired as the result of an exchange from an EV Marathon fund will be subject to the CDSC schedule set forth under "How to Redeem Fund Shares" above, except Fund shares acquired as the result of an exchange from EV Marathon Strategic Income Fund, Eaton Vance Prime Rate Reserves or Class I shares of any EV Marathon Limited Maturity Municipals Fund will be subject to a declining charge of 3.0%-0%. Fund shares acquired as the result of an exchange from an EV Classic fund will be subject to a CDSC of 1% in the event of redemption within one year from the date of their original purchase.


Shares of the funds in the Eaton Vance Marathon and Eaton Vance Classic Groups of Funds may be exchanged for Money Market Fund shares on the basis of the net asset value per share of each fund at the time of the exchange, but subject to any restrictions or qualifications set forth in the current prospectus of any such fund.


Telephone exchanges are accepted by the Transfer Agent, provided the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither a Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone; provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. As long as the net asset value of Fund shares is maintained at $1.00 per share, an exchange will not result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES

------------------------------------------------------------------------------

THE FUNDS OFFER THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the Funds as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of the Fund being purchased may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.


BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from a shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.


WITHDRAWAL PLAN: A shareholder may draw on Cash Fund or Tax Free Reserves shareholdings systematically with monthly or quarterly checks in any amount. Monthly or quarterly withdrawals of Liquid Assets and Money Market Fund shareholdings may also be made, provided the aggregate amount of the withdrawals does not exceed annually 12% of the account balance at the time the plan was established (such amount will not be subject to a CDSC). See "How to Redeem Fund Shares". A minimum deposit of $5,000 in shares is required.

REINVESTMENT PRIVILEGE: A shareholder who has redeemed shares may reinvest, with credit for any CDSCs paid on the redeemed shares, any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in shares of a Fund, provided that the reinvestment is effected within 60 days after such redemption and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by a Fund (or by the Fund's Transfer Agent). To the extent that any shares of a Fund are sold at a loss and the proceeds are reinvested in Fund shares (or other Fund shares are acquired) within the period beginning 30 days before and ending 30 days after the date of redemption, some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.

TAX-SHELTERED RETIREMENT PLANS: Shares of the Cash and Money Market Funds are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the Principal Underwriter. This information should be read carefully and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the Principal Underwriter. Under all plans, distributions will be automatically reinvested in additional shares.


DISTRIBUTIONS AND TAXES

------------------------------------------------------------------------------

EACH FUND DECLARES DIVIDENDS DAILY AND PAYS DIVIDENDS MONTHLY FROM ITS NET INVESTMENT INCOME. The net investment income of each of Cash, Liquid Assets and Money Market Fund consists of net investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses. Long-term capital gains, if any, allocated to a Fund will be distributed at least annually.


Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1936, as amended (the "Code"), and to satisfy all requirements necessary to be relieved of federal taxes on income and gains it distributes to shareholders. As a partnership for federal tax purposes, the Portfolio does not pay federal taxes. Each Fund will distribute substantially all of its ordinary income and capital gain net income on a current basis.


All distributions from Cash, Liquid Assets and Money Market Fund (and taxable distributions from Tax Free Reserves, if any) are taxable to shareholders as ordinary income, except that distributions of net long-term capital gains, if any, are taxable to shareholders as such regardless of the length of time the shareholder has held the shares. Distributions will be taxable as described whether received in cash or as additional shares through reinvestment in a Fund.


Each Fund will provide its shareholders annually with tax information notices and Forms 1099 to assist in the preparation of their federal and state tax returns for the prior calendar year's distributions, proceeds from the redemption or exchange of Fund shares, and federal income tax (if any) withheld by the Transfer Agent. Shareholders should consult their tax advisers about the effect of Fund distributions on their particular tax status and any state or local taxes that may apply.

TAX FREE RESERVES. Distributions designated by Tax Free Reserves as "exempt-interest dividends" may be excluded from shareholders' gross income for federal income tax purposes. Exempt interest dividends are includable in the tax base for shareholders who receive social security or railroad retirement benefits and may affect the taxability of such benefits. In addition, exempt interest dividends generally constitute a tax preference item under the federal alternative minimum tax provisions and may be taxable for state and local tax purposes.


Other distributions from Tax Free Reserves may be taxable to shareholders as ordinary income or long-term capital gains. Distributions of income from repurchase agreements, original issue discount and certain market discount will be taxable to shareholders as ordinary income. However, the Fund's taxable distributions, if any, will be insubstantial compared to exempt interest dividends.

Shareholders should consult their own tax advisers to determine the effect of exempt interest dividends on their particular tax situation, including liability for state and local taxes. The Fund will report annually to shareholders with respect to net tax exempt income earned in each state.

As a regulated investment company under the Code, a Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders its net investment income and net realized capital gains in accordance with the timing requirements imposed by the Code. As a partnership under the Code, the Portfolio does not pay federal income or excise taxes.

YIELD INFORMATION

------------------------------------------------------------------------------

FROM TIME TO TIME A FUND MAY ADVERTISE ITS "YIELD" AND "EFFECTIVE YIELD." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. A taxable-equivalent yield is computed by using the tax-exempt yield figure and dividing by 1 minus the tax rate.

[logo]


THE EV
MONEY MARKET
FUNDS

EATON VANCE CASH MANAGEMENT FUND
EATON VANCE LIQUID ASSETS FUND
EATON VANCE MONEY MARKET FUND
EATON VANCE TAX FREE RESERVES

PROSPECTUS


MAY 1, 1997


THE EV
MONEY MARKET FUNDS
24 FEDERAL STREET
BSOTON, MA 02110

------------------------------------------------------------------------------
INVESTMENT ADVISERS AND ADMINISTRATOR
Boston Management and Research, Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Bsoton, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investors Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand, L.L.P., One Post Office Square, Boston, MA 02109

                                                                      MMFP

                                    PART A


                     INFORMATION REQUIRED IN A PROSPECTUS

                                  EV CLASSIC
                         GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------


EV CLASSIC GOVERNMENT OBLIGATIONS FUND (THE "FUND") IS A MUTUAL FUND SEEKING A HIGH CURRENT RETURN, BY INVESTING IN SECURITIES ISSUED, GUARANTEED OR OTHERWISE BACKED BY THE U.S. GOVERNMENT AND ENGAGING IN ACTIVE MANAGEMENT STRATEGIES. THE FUND INVESTS ITS ASSETS IN GOVERNMENT OBLIGATIONS PORTFOLIO (THE "PORTFOLIO"), A DIVERSIFIED OPEN-END INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY DIRECTLY INVESTING IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES. THE FUND IS A SERIES OF EATON VANCE MUTUAL FUNDS TRUST.


Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Fund involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.


This Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A Statement of Additional Information dated May 1, 1997 for the Fund, as supplemented from time to time, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Portfolio's investment adviser is Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, and Eaton Vance Management is the administrator (the "Administrator") of the Fund. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.
------------------------------------------------------------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.
-------------------------------------------------------------------------------


                                                          PAGE                                                       PAGE
Shareholder and Fund Expenses .........................   2      How to Buy Fund Shares ............................  11
The Fund's Financial Highlights .......................   3      How to Redeem Fund Shares .........................  12
The Fund's Investment Objective .......................   4      Reports to Shareholders ...........................  13
Investment Policies and Risks .........................   4      The Lifetime Investing Account/Distribution Options  14
Organization of the Fund and the Portfolio ............   8      The Eaton Vance Exchange Privilege ................  14
Management of the Fund and the Portfolio ..............   9      Eaton Vance Shareholder Services ..................  15
Distribution Plan .....................................  10      Distributions and Taxes ...........................  16
Valuing Fund Shares ...................................  11      Performance Information ...........................  17

-------------------------------------------------------------------------------
                         PROSPECTUS DATED MAY 1, 1997

SHAREHOLDER AND FUND EXPENSES
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES
-------------------------------------------------------------------------------------------------------
Sales Charges Imposed on Purchases of Shares                                                       None
Sales Charges Imposed on Reinvested Distributions                                                  None
Fees to Exchange Shares                                                                            None
Contingent Deferred Sales Charges Imposed on Redemptions During the First Year
  (as a percentage of redemption proceeds exclusive of all reinvestments and
  capital appreciation in the account)                                                            1.00%

ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)


        -----------------------------------------------------------------------------------------------
Investment Adviser Fee                                                                            0.75%
Rule 12b-1 Distribution (and Service) Fees                                                        1.00%
Other Expenses (including Interest and Securities Lending Expenses of 0.70%)                      1.03%
                                                                                                  -----
    Total Operating Expenses                                                                      2.78%
                                                                                                  =====


EXAMPLE                                                                           1 YEAR       3 YEARS      5 YEARS     10 YEARS
An investor would pay the following expenses (including a contingent deferred sales charge in the case of redemption during the first year after purchase) on a $1,000 investment, assuming (a) 5% annual return and (b) redemption at the end
of each period:                                                                     $38          $86         $147         $311

NOTES:
The table and Example summarize the aggregate expenses of the Fund and the Portfolio and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. Information for the Fund is based on its expenses for the most recent fiscal year.


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Federal regulations require the Example to assume a 5% annual return but actual annual return will vary. For further information regarding the expenses of both the Fund and the Portfolio see "The Fund's Financial Highlights", "Management of the Fund and the Portfolio" and "How to Redeem Fund Shares." A long-term shareholder in the Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. See "Distribution Plan".


No contingent deferred sales charge is imposed on (a) shares purchased more than one year prior to redemption, (b) shares acquired through the reinvestment of distributions or (c) any appreciation in value of other shares in the account (see "How to Redeem Fund Shares"), and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange Privilege". In the Example above, expenses would be $10 less in the first year if there was no redemption.


The Fund Expense computation and the Examples include interest expense allocated to the Fund from the Portfolio's borrowings and lending fees allocated to the Fund from the Portfolio's securities lending activities during the fiscal year ended December 31, 1996. The Portfolio's borrowings, interest expense, securities lending activities and lending fees will vary from year to year (see "Investment Policies and Risks -- Active Management Strategies"). If the Fund had not been allocated interest expense and lending fees in 1996, its Total Operating Expenses as a percentage of average daily net assets would have been 2.08%, and contingent deferred sales charges and expenses incurred on a $1,000 investment for one, three, five and ten years would have been $31, $65, $112 and $241, respectively (assuming redemption) and $21, $65, $112 and $241, respectively (assuming no redemption).

The Fund invests exclusively in the Portfolio. Other investment companies with different distribution arrangements and fees are investing in the Portfolio and others may do so in the future. See "Organization of the Fund and the Portfolio".

THE FUND'S FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------


The following information should be read in conjunction with the audited financial statements that appear in the Fund's annual report to shareholders. The Fund's financial statements have been audited by Coopers & Lybrand L.L.P., independent accountants, as experts in accounting and auditing. The financial statements and the report of independent accountants are incorporated by reference into the Statement of Additional Information. Further information regarding the performance of the Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter.

------------------------------------------------------------------------------

                             YEAR ENDED DECEMBER 31,

                                    ----------------------------------------
                                      1996       1995       1994      1993*
                                     -------    -------    -------   -------
NET ASSET VALUE,  beginning of year  $ 9.490    $ 8.980    $ 9.940   $10.000
                                     -------    -------    -------   -------
  INCOME FROM OPERATIONS:
    Net investment income            $ 0.613    $ 0.609    $ 0.626   $  0.107
    Net realized and unrealized gain
      (loss) on investments           (0.300)     0.520     (0.876)   (0.051)
                                     -------    -------    -------   -------
      Total income (loss) from
      operations                     $ 0.313    $ 1.129    $(0.250)  $ 0.056
                                     -------    -------    -------   -------

LESS DISTRIBUTIONS:
    From net investment income       $(0.613)   $(0.609)   $(0.626)  $(0.107)
    In excess of net investment
      income(3)                        0.000     (0.010)    (0.084)   (0.009)
                                     -------    -------    -------   -------
      Total distributions            $(0.613)   $(0.619)   $(0.710)  $(0.116)
                                     -------    -------    -------   -------
NET ASSET VALUE, end of year         $ 9.190    $ 9.490    $ 8.980   $ 9.940
                                     =======    =======    =======   =======
TOTAL RETURN(1)                        3.49%     12.94%    (2.54)%     0.34%
RATIOS/SUPPLEMENTAL DATA:
  Ratio of interest expense to
  average net assets(2)                0.70%      0.71%      0.57%     0.54%+
  Ratio of other expenses to average
  net assets(2)                        2.08%      2.11%      2.15%     2.31%+
  Ratio of net investment income to
  average net assets                   6.66%      6.57%      6.60%     5.45%+
  Net Assets at end of period
 (000's omitted)                     $30,153    $42,038    $39,586   $17,441


+Computed on an annualized basis.
(1)Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.
(2)Includes the Fund's share of the Portfolio's allocated expenses.
(3)The Fund has followed the Statement of Position (SOP) 93-2: Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distribution by Investment Companies. The SOP requires that differences in the recognition or classification of income between the financial statements and tax earnings and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.
*For the period from the start of business, November 1, 1993, to December 31, 1993.

THE FUND'S INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------


THE FUND'S INVESTMENT OBJECTIVE IS TO REALIZE A HIGH CURRENT RETURN. The Fund currently seeks to meet its investment objective by investing its assets in the Government Obligations Portfolio (the "Portfolio"), a separate registered investment company which has the same investment objective and policies as the Fund. The Fund's and the Portfolio's investment objectives are nonfundamental and may be changed when authorized by a vote of the Trustees of the Trust or the Portfolio, respectively, without obtaining the approval of the Fund's shareholders or the investors in the Portfolio, as the case may be. The Trustees of the Trust have no present intention to change the Fund's objective and intend to submit any proposed material change in the investment objective to shareholders in advance for their approval.


INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

IN SEEKING HIGH CURRENT RETURN, THE PORTFOLIO INVESTS IN SECURITIES ISSUED, GUARANTEED OR OTHERWISE BACKED BY THE U.S. GOVERNMENT, INCLUDING MORTGAGE-BACKED SECURITIES OF FEDERAL AGENCIES AND FEDERALLY CHARTERED CORPORATIONS, AND ENGAGES IN ACTIVE MANAGEMENT STRATEGIES, INCLUDING FUTURES TRANSACTIONS AND RELATED TECHNIQUES PRIMARILY FOR HEDGING PURPOSES. The Portfolio's management believes that a high current return may be derived from yields on U.S. Government securities, including market discount accrued on obligations purchased below their stated redemption value.

U.S. GOVERNMENT SECURITIES. U.S. Government securities include (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years) and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality or (d) the credit of the agency or instrumentality. The Portfolio may also invest in any other security or agreement collateralized or otherwise secured by U.S. Government securities. Agencies and instrumentalities of the U.S. Government include but are not limited to: Federal Land Banks, Federal Financing Banks, Banks for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Student Loan Marketing Association, United States Postal Service, Small Business Administration, Tennessee Valley Authority and any other enterprise established or sponsored by the U.S. Government. Because the U.S. Government generally is not obligated to provide support to its instrumentalities, the Portfolio will invest in obligations issued by these instrumentalities only if the Investment Adviser determines that the credit risk with respect to such obligations is minimal.


MORTGAGE-BACKED SECURITIES. The Portfolio may invest in mortgage-backed securities that are either issued by the U.S. Government or one of its agencies or instrumentalities or, if privately issued, collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, its agencies or instrumentalities. Mortgage-backed securities represent participation interests in pools of adjustable and fixed-rate mortgage loans. Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest and prepayment rate scenarios, the Portfolio may fail to recover the full amount of its investment in mortgage-backed securities, notwithstanding any direct or indirect governmental or agency guarantee. Because faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in "locking in" a specified interest rate. To mitigate prepayment risk, the Investment Adviser considers the selection of mortgage-backed securities that as a group have a history of more stable prepayment rates relative to interest rate fluctuations. In a rising interest rate environment, a declining prepayment rate will extend the average life of many mortgage-backed securities. This possibility is often referred to as extension risk. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. As of December 31, 1996, the Portfolio had approximately 40.0% of its net assets invested in FNMA Mortgage-Backed Certificates, approximately 40.0% of its net assets invested in Participation Certificates of FHLMC and approximately 11.1% of its net assets invested in GNMA Certificates. FNMA guarantees the timely payment of principal and interest of its Certificates, FHLMC guarantees the timely payment of interest and ultimate collection of the principal of its Participation Certificates, and GNMA Certificates are guaranteed by the full faith and credit of the U.S. Government.

The Portfolio may also invest in classes of collateralized mortgage obligations ("CMOs") and various other mortgage-backed securities. Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. In choosing among CMO classes, the Investment Adviser will evaluate the total income potential of each class and other factors. If such obligations or securities are privately issued they will currently be considered by the Investment Adviser as possible investments for the Portfolio only when the mortgage collateral is insured, guaranteed or otherwise backed by the U.S. Government or one or more of its agencies or instrumentalities. As of December 31, 1996, the Portfolio had approximately 3.4% of its net assets invested in CMOs (including one which was privately issued).

The Portfolio may invest in securities that fluctuate in value with an index. Such securities generally will either be issued by the U.S. Government or one of its agencies or instrumentalities or, if privately issued, collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, its agencies or instrumentalities. The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in relation to one or more interest rates, financial indices, securities prices or other financial indicators ("reference prices"). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market changes in reference prices. As of December 31, 1996, the Portfolio held no such securities. Because mortgage-backed and indexed securities derive their value from another instrument, security or index, they are considered derivative debt securities, and are subject to different combinations of prepayment, extension, interest rate and/ or other market risks.

The Portfolio may enter into contracts to purchase securities for a fixed price at a future date beyond the customary settlement time if the Portfolio holds and maintains until the settlement date in a segregated account cash, U.S. Government securities and liquid debt obligations in an amount sufficient to meet the purchase price, or if the Portfolio enters into offsetting contracts for the forward sale of other securities it owns. Such contracts are customarily referred to as "forward commitments" and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.


The principal of and/or interest on certain U.S. Government securities which may be purchased by the Portfolio could be (a) payable in foreign currencies rather than U.S. dollars or (b) increased or diminished as a result of changes in the value of the U.S. dollar relative to the value of foreign currencies. The value of such portfolio securities denominated in foreign currencies may be affected favorably or unfavorably by changes in the exchange rate between foreign currencies and the U.S. dollar. In order to limit the risk inherent in this type of security, it is the current policy of the Portfolio not to purchase any such security if after such purchase (i) more than 5% of its net assets (taken at market value) would be invested in securities denominated in foreign currencies or (ii) more than 2% of its net assets (taken at market value) would be invested in securities denominated in any one foreign currency.

The Portfolio may from time to time have temporary investments in short-term debt obligations (including certificates of deposit, bankers' acceptances and commercial paper) pending the making of other investments or as a reserve to service redemptions and repurchases of its shares.

ACTIVE MANAGEMENT STRATEGIES
The Portfolio may engage in several active management strategies to enhance income and reduce investment risk. Each strategy requires the Investment Adviser to consider special factors. In addition, the Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.


SECURITIES LENDING. The Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. During the existence of a loan, the Portfolio will continue to receive the equivalent of the interest paid by the issuer on the securities loaned and will also receive a fee, or all or a portion of the interest on investment of the collateral, if any. However, the Portfolio may pay lending fees to such borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Portfolio's management to be of good standing and when, in the judgment of the Portfolio's management, the consideration which can be earned from securities loans of this type, net of administrative expenses and any finders fees justifies the attendant risk. The financial condition of the borrower will be monitored by the Investment Adviser on an ongoing basis. The value of the securities loaned will not exceed 30% of the Portfolio's total assets. During the year ended December 31, 1996, the Portfolio typically had outstanding approximately $62 million in collateralized loans with terms of 7 days.


FUTURES CONTRACTS AND OTHER DERIVATIVE INSTRUMENTS. The Portfolio may purchase or sell derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) to hedge against fluctuations in interest rates, securities prices or currency exchange rates, to change the duration of the Portfolio's fixed income portfolio, as a substitute for the purchase or sale of securities or currency, or to enhance return. The Portfolio's transactions in derivative instruments may include the purchase or sale of futures contracts on securities, (such as U.S. Government securities), indices, other financial instruments (such as certificates of deposit, Eurodollar time deposits, and economic indices) or currencies; options on futures contracts; exchange-traded and over-the-counter ("OTC") options on securities, indices or currencies; and forward contracts to purchase or sell currencies. All of the Portfolio's transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in interest rates, securities prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the Portfolio's initial investment in these instruments. In addition, the Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised by the Portfolio. The Portfolio incurs transaction costs in opening and closing positions in derivative instruments. There can be no assurance that the Investment Adviser's use of derivative instruments will be advantageous to the Portfolio.

The Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instrument and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Portfolio's assets. OTC derivative instruments involve a heightened risk that the issuer or counterparty will fail to perform its contractual obligations. The staff of the Securities and Exchange Commission takes the position that purchased OTC options, assets used as cover for written OTC options, and certain other derivative instruments (and securities) are subject to the Portfolio's 15% limit on illiquid investments. The Portfolio's ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such instruments. For thinly traded derivative securities and contracts, the only source of price quotations may be the selling dealer or counterparty.

To the extent that the Portfolio enters into futures contracts, options on futures contracts and options on foreign currencies traded on an exchange regulated by the Commodity Futures Trading Commission ("CFTC"), in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into.


SHORT SALES AGAINST-THE-BOX. The Portfolio may sell securities short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). Under current tax law, short sales against-the-box enable the Portfolio to hedge its exposure to securities that it holds without selling the securities and recognizing gains. A short sale against-the-box requires that the short seller absorb certain costs so long as the position is open. In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated securities to close the position if the borrowed security is called in, causing a taxable gain to be recognized. The Portfolio expects normally to close its short sales against-the-box by delivering newly acquired securities. The Portfolio's ability to utilize short sales may be limited if proposed tax legislation is enacted. No more than 20% of the Fund's assets will be subject to short sales at any one time.


SHORT-TERM TRADING. Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Portfolio believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of fixed-income securities or changes in the investment objectives of investors.

MORTGAGE ROLLS. The Portfolio may enter into mortgage "dollar rolls" in which the Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the mortgage-backed securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. The Portfolio will only enter into covered rolls. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Portfolio's borrowings and other senior securities.

LEVERAGE THROUGH BORROWING. The Portfolio may borrow from banks to increase its portfolio holdings of debt securities on which call options may be written and to acquire U.S. Treasury bills which may be deposited with the Portfolio's custodian or a broker-dealer in connection with various Portfolio investments. Such borrowings will be unsecured. The Investment Company Act of 1940 requires the Portfolio to maintain continuous asset coverage of not less than 300% with respect to such borrowings. This allows the Portfolio to borrow for such purposes an amount (when taken together with any borrowings for temporary extraordinary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio holdings within three days in order to reduce the Portfolio's debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Leveraging will exaggerate any increase or decrease in the net asset value of the securities held by Portfolio, and in that respect may be considered a speculative practice. Money borrowed for leveraging will be subject to interest costs which may or may not exceed the option premiums and interest received from the securities purchased. The Portfolio may also be required to maintain minimum average balances in connection with such borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements with respect to U.S. Government securities. Under a repurchase agreement, the seller agrees to repurchase such securities at the Portfolio's cost plus interest within a specified time (normally one day). While repurchase agreements involve certain risks not associated with direct investments in U.S. Government securities, the Portfolio follows procedures designed to moderate such risks. These procedures include effecting repurchase transactions only with large, well-capitalized banks. In addition, the Portfolio's repurchase agreements will provide that the value of the collateral underlying the repurchase agreements will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling bank, the Portfolio will seek to liquidate such collateral. However, the exercise of the Portfolio's right to liquidate such collateral would involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

ADDITIONAL INVESTMENT INFORMATION
The Portfolio expects that various new types of investments, hedging techniques and management strategies will be developed and made available to institutional investors in the future. The Investment Adviser will consider making such investments or adopting such techniques or strategies if it determines that they are consistent with the Portfolio's investment objective and policies. Of course, the total mix of the Portfolio's investments can change daily.

FLUCTUATIONS IN VALUE. Because interest yields on U.S. Government and other securities and opportunities to realize additional income and net gains from active management strategies will vary from time to time because of general economic and market conditions and many other factors, the Fund's current return will fluctuate, and there can be no assurance that the Fund's objective will be achieved. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers. As with other debt securities, the value of U.S. Government securities changes as interest rates fluctuate. Fluctuations in the value of securities held by the Portfolio will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value. Thus, a decrease in interest rates will generally result in an increase in the value of Fund shares. Conversely, during periods of rising interest rates, the value of Fund shares will generally decline. The magnitude of these fluctuations will generally be greater at times when the Portfolio's average maturity is longer. In addition, as set forth above, the derivative securities the Portfolio may hold may magnify those risks and pose additional risks. Active management techniques, if successful, may only partly offset these risks. Shares of the Fund are not government guaranteed.


INVESTMENT RESTRICTIONS. The Fund and the Portfolio have adopted certain fundamental investment restrictions which are enumerated in detail in the Statement of Additional Information and which may not be changed unless authorized by a shareholder vote and an investor vote, respectively. These restrictions are designed to reduce investment risk. Except for such enumerated restrictions and as otherwise indicated in the Prospectus, the investment objective and policies of the Fund and the Portfolio are not fundamental policies, and accordingly may be changed by the Trustees of the Trust and the Portfolio without obtaining the approval of the Fund's shareholders or the investors in the Portfolio, as the case may be.


ORGANIZATION OF THE FUND AND THE PORTFOLIO
--------------------------------------------------------------------------------


THE FUND IS A DIVERSIFIED SERIES OF EATON VANCE MUTUAL FUNDS TRUST, A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED MAY 7, 1984, AS AMENDED. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). Each share represents an equal proportionate beneficial interest in the Fund. When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares". There are no annual meetings of shareholders, but special meetings may be held as required by law to elect Trustees and consider certain other matters. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.


THE PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. The Portfolio, as well as the Trust, intends to comply with all applicable federal and state securities laws. The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.


The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for substantial growth in the assets of the Portfolio, affords the potential for economies of scale for the Fund (at least when the assets of the Portfolio exceed $500 million) and may over time result in lower expenses for the Fund.

In addition to selling an interest to the Fund, the Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the various funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. Information regarding other pooled investment entities or funds which invest in the Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110, (617) 482-8260.

Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.


MANAGEMENT OF THE FUND AND THE PORTFOLIO
--------------------------------------------------------------------------------

THE PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.

Acting under the general supervision of the Board of Trustees of the Portfolio, BMR manages the Portfolio's investments and affairs. BMR also furnishes for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee of .0625% (equivalent to .75% annually) of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced as follows:

                                                          ANNUALIZED FEE RATE
AVERAGE DAILY NET ASSETS FOR THE MONTH                     (FOR EACH LEVEL)

$500 million but less than $1 billion                           0.6875%
$1 billion but less than $1.5 billion                           0.6250%
$1.5 billion but less than $2 billion                           0.5625%
$2 billion but less than $3 billion                             0.5000%
$3 billion and over                                             0.4375%


As at December 31, 1996, the Portfolio had net assets of $455,522,548. For the fiscal year ended December 31, 1996, the Portfolio paid BMR advisory fees equivalent to 0.75% of the Portfolio's average daily net assets for such year.

BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF OVER $17 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.


Susan Schiff has acted as the portfolio manager of the Portfolio since it commenced operations. She has been a Vice President of Eaton Vance and of BMR since 1993.


BMR places the portfolio transactions of the Portfolio with many broker-dealer firms and uses its best efforts to obtain execution of such transactions at prices which are advantageous to the Portfolio. Subject to the foregoing, BMR may consider sales of shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of broker-dealer firms to execute portfolio transactions. The Fund, the Portfolio and BMR have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by the Portfolio) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes.


The Trust has retained the services of Eaton Vance to act as Administrator of the Fund. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing the Fund's assets in the Portfolio. As Administrator, Eaton Vance provides the Fund with general office facilities and supervises the overall administration of the Fund. For these services, Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.


The Portfolio and the Fund, as the case may be, will each be responsible for all of its respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the administrative services agreement, or by the Principal Underwriter under the distribution agreement.

DISTRIBUTION PLAN
--------------------------------------------------------------------------------

The Fund has adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act"). Under the Plan, the Fund may pay the Principal Underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding .75% of its average daily net assets to finance the distribution of Fund shares. The Plan provides that the Fund may use such fees to compensate the Principal Underwriter for sales commissions paid by it to financial services firms ("Authorized Firms") on the sale of Fund shares and for interest expenses. The Principal Underwriter currently pays to a financial service firm (an "Authorized Firm") (a) sales commissions (except on exchange transactions and reinvestments) at the time of sale equal to .75% of the purchase price of the shares sold by such Firm, and (b) monthly sales commissions approximately equivalent to 1/12 of .75% of the value of shares sold by such Firm and remaining outstanding for at least one year. During the first year after a purchase of Fund shares, the Principal Underwriter will retain sales commission payments made by the Fund as reimbursement for the sales commissions paid to an Authorized Firm at the time of sale. Contingent deferred sales charges paid to the Principal Underwriter will be used to reduce amounts owed to it. Because payments to the Principal Underwriter by the Fund are limited, uncovered distribution charges (sales commissions paid by the Principal Underwriter plus interest, less contingent deferred sales charges received by
it) may exist indefinitely. During the fiscal year ended December 31, 1996, the Fund paid sales commissions under the Plan equivalent to .75% of the Fund's average daily net assets. As of December 31, 1996, the outstanding uncovered distribution charges on such day amounted to approximately $7,495,000 (equivalent to 24.9% of the Fund's net assets). For more information, see "Distribution Plan" in the Statement of Additional Information.

The Plan also authorizes the Fund to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding .25% of the Fund's average daily net assets for personal services and/or the maintenance of shareholder accounts. The Principal Underwriter currently expects to pay to an Authorized Firm (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to .25% of the purchase price of the shares sold by such Firm, and (b) monthly service fees approximately equivalent to 1/12 of .25% of the value of shares sold by such Firm and remaining outstanding for at least one year. During the first year after a purchase of Fund shares, the Principal Underwriter will retain the service fee as reimbursement for the service fee payment made to Authorized Firms at the time of sale. For the fiscal year ended December 31, 1996, the Fund paid or accrued service fees equivalent to .25% of the Fund's average daily net assets for such year.

The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms.

The Fund may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the Fund's management intends to consider all relevant factors, including without limitation the size of the Fund, the investment climate and market conditions, the volume of sales and redemptions of Fund shares and the amount of uncovered distribution charges of the Principal Underwriter. The Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of Fund shares; however, the Fund is not contractually obligated to continue the Plan for any particular period of time. Suspension of the offering of Fund shares would not, of course, affect a shareholder's ability to redeem shares.


VALUING FUND SHARES
--------------------------------------------------------------------------------

THE FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). The Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Fund) in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the number of shares outstanding. Because the Fund invests its assets in an interest in the Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which in turn, reflects the underlying value of the Portfolio's assets and liabilities).


Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per Fund share. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter.


The Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of the Portfolio from the value of its total assets. Mortgage-backed "pass-through" securities are valued through use of a matrix pricing system which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates. For further information regarding the valuation of the Portfolio's assets, see "Determination of Net Asset Value" in the Statement of Additional Information.

  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.

HOW TO BUY FUND SHARES
--------------------------------------------------------------------------------

SHARES OF THE FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR SECURITIES. Investors may purchase shares of the Fund through Authorized Firms at the net asset value per share of the Fund next determined after an order is effective. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares.


An initial investment in the Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Fund's transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services".

In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described under "How to Redeem Fund Shares."


ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares at their net asset value as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable net asset value per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities, but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.

Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

        IN THE CASE OF BOOK ENTRY:

        Deliver through Depository Trust Co.
        Broker #2212
        Investors Bank & Trust Company
        For A/C EV Classic Government Obligations Fund

        IN THE CASE OF PHYSICAL DELIVERY:

        Investors Bank & Trust Company
        Attention: EV Classic Government Obligations Fund
        Physical Securities Processing Settlement Area
        89 South Street
        Boston, MA 02111

Investors who are contemplating an exchange of securities for shares of the Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities for Fund shares.

  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.


HOW TO REDEEM FUND SHARES
--------------------------------------------------------------------------------

A SHAREHOLDER MAY REDEEM FUND SHARES IN ONE OF THREE WAYS -- BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per Fund share next computed after a redemption request is received in the proper form as described below.

REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a regulation of the Commission and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.

REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after the Principal Underwriter, as the Fund's agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

Within seven days after receipt of a redemption request in good order by the Transfer Agent, the Fund will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any applicable contingent deferred sales charges (described below) and any federal income tax required to be withheld. Although the Fund normally expects to make payment in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn by the Fund from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

If shares were recently purchased, the proceeds of a redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.

Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make additional purchases. However, no such redemption would be required by the Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares. No contingent deferred sales charge will be imposed with respect to such involuntary redemptions.

CONTINGENT DEFERRED SALES CHARGE. Shares redeemed within the first year of their purchase (except shares acquired through the reinvestment of distributions) generally will be subject to a contingent deferred sales charge ("CDSC") equal to 1% of the net asset value of the redeemed shares. This CDSC is imposed on any redemption the amount of which exceeds the aggregate value at the time of redemption of (a) all shares in the account purchased more than one year prior to the redemption, (b) all shares in the account acquired through reinvestment of distributions, and (c) the increase, if any, of value in the other shares in the account (namely those purchased within the year preceding the redemption) over the purchase price of such shares. Redemptions are processed in a manner to maximize the amount of redemption proceeds which will not be subject to a CDSC. That is, each redemption will be assumed to have been made first from the exempt amounts referred to in clauses (a), (b) and (c) above, and second through liquidation of those shares in the account referred to in clause (c) on a first-in-first out basis. As described under "Distribution Plan", the CDSC will be paid to the Principal Underwriter or the Fund.

In calculating the CDSC upon the redemption of Fund shares acquired in an exchange for shares of a fund currently listed under "The Eaton Vance Exchange Privilege," the purchase of Fund shares acquired in the exchange is deemed to have occurred at the time of the original purchase of the exchanged shares.

No CDSC will be imposed on Fund shares which have been sold to Eaton Vance or its affiliates, or to their respective employees or clients. The CDSC will also be waived for shares redeemed (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a distribution from a retirement plan qualified under Section 401, 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), or (3) as part of a minimum required distribution from other tax-sheltered retirement plans.


REPORTS TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Fund's independent accountants. Shortly after the end of each calendar year, the Fund will furnish all shareholders with information necessary for preparing federal and state tax returns.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance of shares owned. The Fund will not issue share certificates except upon request.


At least quarterly, shareholders will receive a statement showing complete details of any transaction and the current balance in the account. THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2 or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Fund's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.


SHARE OPTION -- Dividends and capital gains will be reinvested in additional shares.

INCOME OPTION -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

CASH OPTION -- Dividends and capital gains will be paid in cash.

The SHARE OPTION will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under federal income tax laws.

If the INCOME OPTION or CASH OPTION has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the SHARE OPTION until such time as the shareholder selects a different option.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.

"STREET NAME" ACCOUNTS. If shares of the Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another Authorized Firm or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an Authorized Firm, or transferring the account to another Authorized Firm, an investor wishing to reinvest distributions should determine whether the Firm which will hold the shares allows reinvestment of distributions in "street name" accounts.

THE EATON VANCE EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


Shares of the Fund currently may be exchanged for shares of one or more other funds in the Eaton Vance Classic Group of Funds or Eaton Vance Money Market Fund, which are distributed subject to a CDSC (or equivalent early withdrawal charge), on the basis of the net asset value per share of each fund at the time of the exchange. Exchange offers are available only in states where shares of the fund begin acquired may be legally sold.


Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Fund does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.


The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

No CDSC is imposed on exchanges. For purposes of calculating the CDSC upon the redemption of shares acquired in an exchange, the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares.


Shares of the other funds in the Eaton Vance Classic Group of Funds (and shares of Eaton Vance Money Market Fund acquired as the result of an exchange from an EV Classic fund) may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of the exchange, but subject to any restrictions or qualifications set forth in the current prospectus of any such fund.


Telephone exchanges are accepted by the Transfer Agent provided the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122 Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

THE FUND OFFERS THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the Fund as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of EV Classic Government Obligations Fund may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.


BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from the shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.


WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks in an aggregate amount that does not exceed annually 12% of the account balance at the time the plan is established. Such amount will not be subject to a CDSC. See "How to Redeem Fund Shares". A minimum deposit of $5,000 in shares is required.

REINVESTMENT PRIVILEGE: A shareholder who has redeemed shares may reinvest, with credit for any CDSC paid on the redeemed shares, any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in shares of the Fund, provided that the reinvestment is effected within 60 days after such redemption and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by the Fund (or by the Fund's Transfer Agent). To the extent that any shares of the Fund are sold at a loss and the proceeds are reinvested in shares of the Fund (or other shares of the Fund are acquired) within the period beginning 30 days before and ending 30 days after the date of the redemption, some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.

TAX-SHELTERED RETIREMENT PLANS: Shares of the Fund are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the Principal Underwriter. This information should be read carefully and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the Principal Underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.


DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------


SUBSTANTIALLY ALL OF THE INVESTMENT INCOME ALLOCATED TO THE FUND BY THE PORTFOLIO, LESS THE FUND'S DIRECT AND ALLOCATED EXPENSES, WILL BE DECLARED DAILY AS A DISTRIBUTION TO FUND SHAREHOLDERS OF RECORD AT THE TIME OF DECLARATION AND WILL GENERALLY BE TAXABLE TO SHAREHOLDERS AS ORDINARY INCOME, WHETHER TAKEN IN CASH OR REINVESTED IN ADDITIONAL SHARES. Such distributions, whether taken in cash or reinvested in additional shares, will ordinarily be paid on the twenty-second day of each month or the next business day thereafter. Daily distribution crediting will commence on the business day after collected funds for the purchase of Fund shares are available at the Transfer Agent. Distributions from net short-term capital gains and certain net foreign exchange gains are taxable to shareholders as ordinary income, and distributions from net long-term capital gains designated as such by the Fund are taxable to shareholders as long-term capital gains, whether received in cash or reinvested in additional shares of the Fund and regardless of the length of time Fund shares have been owned by the shareholders. Gains or losses attributable to transactions by the Portfolio in options on securities, certain currency forward contracts, futures contracts and options on futures may be treated as 40% short-term and 60% long-term capital gains or losses, or, in the case of certain of such transactions relating to foreign currencies, as ordinary income or loss for federal income tax purposes. The Portfolio may have to limit its activities in these transactions in order to enable the Fund to maintain its qualification as a regulated investment company.

The amount of the Fund's distributions will vary from time to time depending on general economic and market conditions, the composition of the Portfolio's investments, its current investment strategies and the operating expenses of the Fund and the Portfolio. While distributions will vary from time to time in response to the factors referred to above, the Fund's management will attempt to pursue a policy of maintaining a relatively stable monthly distribution payment to its shareholders. The distributions paid by the Fund during any particular period may be more or less than the amount of net investment income and net short-term capital gain actually earned by the Portfolio and allocated to the Fund during such period. The Portfolio has elected mixed straddle accounting under the Code for one or more designated classes of activities involving mixed straddles.


The Portfolio is required to accrue original issue discount on zero coupon and certain other securities and has elected to accrue market discount on debt obligations which are purchased at a market discount. While enhancing the Fund's current return, such accrual will also accelerate the Fund's recognition of interest income, distributions of which will be taxable as ordinary income. Furthermore, because the Fund seeks to stabilize monthly distribution payments and the Portfolio has elected mixed straddle accounting under the Code, it is possible that a portion of the Fund's aggregate distributions during any year will be treated as a return of capital for tax purposes, rather than taxable distributions of dividends or capital gains. The Fund will inform the shareholders after the end of each year what portion, if any, of such distributions constitutes a return of capital for tax purposes.

Shareholders will receive annually tax information notices and Forms 1099 to assist in the preparation of their federal and state tax returns for the prior calendar year's distributions, proceeds from the redemption or exchange of Fund shares, and federal income tax (if any) withheld by the Fund's Transfer Agent.

In order to qualify as a regulated investment company under the Code, the Fund must satisfy certain requirements relating to the sources of its income, the distribution of its income, and the diversification of its assets. In satisfying these requirements, the Fund will treat itself as owning its proportionate share of each of the Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.


As a regulated investment company under the Code, the Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders its net investment income and net realized capital gains in accordance with the timing requirements imposed by the Code. As a partnership under the Code, the Portfolio does not pay federal income or excise taxes.

Shareholders should consult with their tax advisers concerning the applicability of state, local or other taxes to an investment in the Fund.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


FROM TIME TO TIME, THE FUND MAY ADVERTISE ITS YIELD AND/OR AVERAGE ANNUAL TOTAL RETURN. The Fund's current yield is calculated by dividing the net investment income per share earned during a recent 30-day period by the maximum offering price per share (net asset value) of the Fund on the last day of the period and annualizing the resulting figure. The Fund's average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price (net asset value) for specified periods, assuming reinvestment of all distributions. The average annual total return calculation assumes a complete redemption of the investment and the deduction of any applicable CDSC at the end of the period. The Fund may also publish annual and cumulative total return figures from time to time. The Fund may also quote total return for the period prior to commencement of operations which would reflect the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge.

The Fund may also publish total return figures which do not take into account any CDSC which may be imposed upon redemptions at the end of the specified period. Any performance figure which does not take into account the CDSC would be reduced to the extent such charge is imposed upon a redemption.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's yield, or total return for any prior period should not be considered as a representation of what an investment may earn or what the Fund's yield or total return may be in any future period.

The following chart reflects the annual investment returns of the Fund for one year periods ending December 31 and does not take into account any sales charge which investors may bear. The total return for the period prior to the Fund's commencement of operations on November 1, 1993 reflects the total return of the Portfolio (or that of its predecessor) which had different operating expenses.


                  5 Year Average Annual Total Return -- 5.43%
                  10 Year Average Annual Total Return -- 7.48%

                        1987                     4.17%
                        1988                     7.46%
                        1989                    13.21%
                        1990                     8.97%
                        1991                    14.42%
                        1992                     5.29%
                        1993                     8.59%
                        1994                    (2.54%)
                        1995                    12.94%
                        1996                     3.49%

[logo]   EV CLASSIC GOVERNMENT
         OBLIGATIONS FUND
-----------------------------------------------------------------------------
         PROSPECTUS
         MAY 1, 1997

EV CLASSIC GOVERNMENT
OBLIGATIONS FUND
24 FEDERAL STREET
BOSTON, MA 02110

-----------------------------------------------------------------------------
INVESTMENT ADVISER OF GOVERNMENT OBLIGATIONS PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

ADMINISTRATOR OF EV CLASSIC GOVERNMENT OBLIGATIONS FUND
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109

                                                                         C-GOP

                                    PART A
                     INFORMATION REQUIRED IN A PROSPECTUS


                                 EV MARATHON
                         GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------


EV MARATHON GOVERNMENT OBLIGATIONS FUND (THE "FUND") IS A MUTUAL FUND SEEKING A HIGH CURRENT RETURN, BY INVESTING IN SECURITIES ISSUED, GUARANTEED OR OTHERWISE BACKED BY THE U.S. GOVERNMENT AND ENGAGING IN ACTIVE MANAGEMENT STRATEGIES. THE FUND INVESTS ITS ASSETS IN GOVERNMENT OBLIGATIONS PORTFOLIO (THE "PORTFOLIO"), A DIVERSIFIED OPEN-END INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY DIRECTLY INVESTING IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES. THE FUND IS A SERIES OF EATON VANCE MUTUAL FUNDS TRUST.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Fund involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.

This Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A
Statement of Additional Information dated May 1, 1997 for the Fund, as supplemented from time to time, has been filed with the Securities and
Exchange Commission (the "Commission") and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone
(800) 225-6265). The Portfolio's investment adviser is Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, and Eaton Vance Management is the administrator (the "Administrator") of the Fund. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.
--------------------------------------------------------------------------------


   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
   REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


-------------------------------------------------------------------------------------------------------------------------
                                                          PAGE                                                       PAGE
Shareholder and Fund Expenses .........................   2      How to Buy Fund Shares ............................  11
The Fund's Financial Highlights .......................   3      How to Redeem Fund Shares .........................  12
The Fund's Investment Objective .......................   4      Reports to Shareholders ...........................  14
Investment Policies and Risks .........................   4      The Lifetime Investing Account/Distribution Options  14
Organization of the Fund and the Portfolio ............   8      The Eaton Vance Exchange Privilege ................  15
Management of the Fund and the Portfolio ..............   9      Eaton Vance Shareholder Services ..................  15
Distribution Plan .....................................  10      Distributions and Taxes ...........................  16
Valuing Fund Shares ...................................  10      Performance Information ...........................  17
-------------------------------------------------------------------------------------------------------------------------

                         PROSPECTUS DATED MAY 1, 1997

SHAREHOLDER AND FUND EXPENSES
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES
-------------------------------------------------------------------------------------------------------
Sales Charges Imposed on Purchases of Shares                                                       None
Sales Charges Imposed on Reinvested Distributions                                                  None
Fees to Exchange Shares                                                                            None
Range of Declining Contingent Deferred Sales Charges Imposed on Redemptions
  During the First Seven Years (as a percentage of redemption proceeds exclusive
  of all reinvestments and capital appreciation in the account)                                5.00%-0%


ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
-------------------------------------------------------------------------------------------------------
Investment Adviser Fee                                                                            0.75%
Rule 12b-1 Distribution (and Service) Fees                                                        0.90%
Other Expenses (including Interest and Securities Lending Expenses of 0.70%)                      0.94%
                                                                      ----                        ----
    Total Operating Expenses                                                                      2.59%
                                                                                                  ====


EXAMPLE                                                              1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                     ------     -------     -------     --------

An investor would pay the following contingent deferred sales charge and expenses on a $1,000 investment, assuming  (a) 5%
annual return and (b) redemption at the end of each period:           $76         $121        $158        $292
An investor would pay the following expenses on the same
investment, assuming (a) 5% annual return and (b) no redemptions:     $26         $ 81        $138        $292


NOTES:
The table and Example summarize the aggregate expenses of the Fund and the Portfolio and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. Information for the Fund is based on its expenses for the most recent fiscal year.


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Federal regulations require the Example to assume a 5% annual return but actual annual return will vary. For further information regarding the expenses of both the Fund and the Portfolio see "The Fund's Financial Highlights", "Management of the Fund and the Portfolio" and "How to Redeem Fund Shares". A long-term shareholder in the Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. See "Distribution Plan".


No contingent deferred sales charge is imposed on (a) shares purchased more than six years prior to redemption, (b) shares acquired through the reinvestment of distributions or (c) any appreciation in value of other shares in the account (see "How to Redeem Fund Shares"), and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange Privilege".


The Fund Expense computation and the Example include interest expense allocated to the Fund from the Portfolio's borrowings and lending fees allocated to the Fund from the Portfolio's securities lending activities during the fiscal year ended December 31, 1996. The Portfolio's borrowings, interest expense, securities lending activities and lending fees will vary from year to year (see "Investment Policies and Risks -- Active Management Strategies"). If the Fund had not been allocated interest expense and lending fees in 1996, Total Operating Expenses as a percentage of average daily net assets would have been 1.89%, and contingent deferred sales charges and expenses incurred on a $1,000 investment for one, three, five and ten years would have been $69, $99, $122 and $221, respectively (assuming redemption), and $19, $59, $102 and $221, respectively (assuming no redemption).

The Fund invests exclusively in the Portfolio. Other investment companies with different distribution arrangements and fees are investing in the Portfolio and others may do so in the future. See "Organization of the Fund and the Portfolio."

THE FUND'S FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following information should be read in conjunction with the audited financial statements that appear in the Fund's annual report to shareholders. The Fund's financial statements have been audited by Coopers & Lybrand L.L.P. independent accountants, as experts in accounting and auditing. The financial statements and the report of independent accountants are incorporated by reference into the Statement of Additional Information. Further information regarding the performance of the Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter.
--------------------------------------------------------------------------------



                                                            YEAR ENDED DECEMBER 31,
                                                 --------------------------------------------------
                                                 1996           1995          1994         1993*
                                                 ----           ----          ----         -----

NET ASSET VALUE, beginning of year               $ 9.500        $ 8.990       $ 9.930       $10.000
                                                 -------        -------       -------       -------

INCOME FROM OPERATIONS:
  Net investment income                          $ 0.631        $ 0.640       $ 0.658       $ 0.126
  Net realized and unrealized gain (loss)
      on investments                              (0.307)         0.520        (0.865)       (0.062)
                                                 -------        -------       -------       -------
      Total income (loss) from operations        $ 0.324        $ 1.160       $(0.207)      $ 0.064
                                                 -------        -------       -------       -------
LESS DISTRIBUTIONS:
  From net investment income                     $(0.631)       $(0.635)      $(0.658)      $(0.126)
  In excess of net investment income(3)           (0.003)        (0.015)       (0.075)       (0.008)
                                                 -------        -------       -------       -------
    Total distributions                          $(0.634)       $(0.650)      $(0.733)      $(0.134)
                                                 -------        -------       -------       -------
NET ASSET VALUE, end of year                     $ 9.190        $ 9.500       $ 8.990       $ 9.930
                                                 =======        =======       =======       =======
TOTAL RETURN(1)                                    3.62%         13.29%       (2.09)%         0.25%
RATIOS/SUPPLEMENTAL DATA:
  Ratio of interest expense to average net
assets(2)                                          0.70%          0.71%         0.60%          0.54%+
  Ratio of net expenses to average net
assets(2)                                          1.89%          1.84%         1.83%          2.06%+
  Ratio of net investment income to
average net assets                                 6.83%          6.81%         6.91%          5.83%+
NET ASSETS AT END OF YEAR (000's omitted)       $120,383       $117,165       $85,935        $20,951


  + Computed on an annualized basis.

(1) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.

(2) Includes the Fund's share of the Portfolio's allocated expenses.

(3) The Fund has followed the Statement of Position (SOP) 93-2: Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distribution by Investment Companies. The SOP requires that differences in the recognition or classification of income between the financial statement and tax earnings and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.
  * For the period from the start of business, November 1, 1993, to December 31, 1993.

THE FUND'S INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------


THE FUND'S INVESTMENT OBJECTIVE IS TO REALIZE A HIGH CURRENT RETURN. The Fund currently seeks to meet its investment objective by investing its assets in the Government Obligations Portfolio (the "Portfolio"), a separate registered investment company which has the same investment objective and policies as the Fund. The Fund's and the Portfolio's investment objectives are nonfundamental and may be changed when authorized by a vote of the Trustees of the Trust or the Portfolio, respectively, without obtaining the approval of the Fund's shareholders or the investors in the Portfolio, as the case may be. The Trustees of the Trust have no present intention to change the Fund's objective and intend to submit any proposed material change in the investment objective to shareholders in advance for their approval.


INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

IN SEEKING HIGH CURRENT RETURN, THE PORTFOLIO INVESTS IN SECURITIES ISSUED, GUARANTEED OR OTHERWISE BACKED BY THE U.S. GOVERNMENT, INCLUDING MORTGAGE-BACKED SECURITIES OF FEDERAL AGENCIES AND FEDERALLY CHARTERED CORPORATIONS, AND ENGAGES IN ACTIVE MANAGEMENT STRATEGIES, INCLUDING FUTURES TRANSACTIONS AND RELATED TECHNIQUES PRIMARILY FOR HEDGING PURPOSES. The Portfolio's management believes that a high current return may be derived from yields on U.S. Government securities, including market discount accrued on obligations purchased below their stated redemption value.

U.S. GOVERNMENT SECURITIES. U.S. Government securities include (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years) and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality or (d) the credit of the agency or instrumentality. The Portfolio may also invest in any other security or agreement collateralized or otherwise secured by U.S. Government securities. Agencies and instrumentalities of the U.S. Government include but are not limited to:
Federal Land Banks, Federal Financing Banks, Banks for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Student Loan Marketing Association, United States Postal Service, Small Business Administration, Tennessee Valley Authority and any other enterprise established or sponsored by the U.S. Government. Because the U.S. Government generally is not obligated to provide support to its instrumentalities, the Portfolio will invest in obligations issued by these instrumentalities only if the Investment Adviser determines that the credit risk with respect to such obligations is minimal.


MORTGAGE-BACKED SECURITIES. The Portfolio may invest in mortgage-backed securities that are either issued by the U.S. Government or one of its agencies or instrumentalities or, if privately issued, collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, its agencies or instrumentalities. Mortgage-backed securities represent participation interests in pools of adjustable and fixed-rate mortgage loans. Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest and prepayment rate scenarios, the Portfolio may fail to recover the full amount of its investment in mortgage-backed securities, notwithstanding any direct or indirect governmental or agency guarantee. Because faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in "locking in" a specified interest rate. To mitigate prepayment risk, the Investment Adviser considers the selection of mortgage-backed securities that as a group have a history of more stable prepayment rates relative to interest rate fluctuations. In a rising interest rate environment, a declining prepayment rate will extend the average life of many mortgage-backed securities. This possibility is often referred to as extension risk. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. As of December 31, 1996, the Portfolio had approximately 40.0% of its net assets invested in FNMA Mortgage-Backed Certificates, approximately 40.0% of its net assets invested in Participation Certificates of FHLMC and approximately 11.1% of its net assets invested in GNMA Certificates. FNMA guarantees the timely payment of principal and interest of its Certificates, FHLMC guarantees the timely payment of interest and ultimate collection of the principal of its Participation Certificates, and GNMA Certificates are guaranteed by the full faith and credit of the U.S. Government.

The Portfolio may also invest in classes of collateralized mortgage obligations ("CMOs") and various other mortgage-backed securities. Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. In choosing among CMO classes, the Investment Adviser will evaluate the total income potential of each class and other factors. If such obligations or securities are privately issued they will currently be considered by the Investment Adviser as possible investments for the Portfolio only when the mortgage collateral is insured, guaranteed or otherwise backed by the U.S. Government or one or more of its agencies or instrumentalities. As of December 31, 1996, the Portfolio had approximately 3.4% of its net assets invested in CMOs (including one which was privately issued).

The Portfolio may invest in securities that fluctuate in value with an index. Such securities generally will either be issued by the U.S. Government or one of its agencies or instrumentalities or, if privately issued, collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, its agencies or instrumentalities. The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in relation to one or more interest rates, financial indices, securities prices or other financial indicators ("reference prices"). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market changes in reference prices. As of December 31, 1996, the Portfolio held no such securities. Because mortgage-backed and indexed securities derive their value from another instrument, security or index, they are considered derivative debt securities, and are subject to different combinations of prepayment, extension, interest rate and/ or other market risks.

The Portfolio may enter into contracts to purchase securities for a fixed price at a future date beyond the customary settlement time if the Portfolio holds and maintains until the settlement date in a segregated account cash, U.S. Government securities and liquid debt obligations in an amount sufficient to meet the purchase price, or if the Portfolio enters into offsetting contracts for the forward sale of other securities it owns. Such contracts are customarily referred to as "forward commitments" and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.


The principal of and/or interest on certain U.S. Government securities which may be purchased by the Portfolio could be (a) payable in foreign currencies rather than U.S. dollars or (b) increased or diminished as a result of changes in the value of the U.S. dollar relative to the value of foreign currencies. The value of such portfolio securities denominated in foreign currencies may be affected favorably or unfavorably by changes in the exchange rate between foreign currencies and the U.S. dollar. In order to limit the risk inherent in this type of security, it is the current policy of the Portfolio not to purchase any such security if after such purchase (i) more than 5% of its net assets (taken at market value) would be invested in securities denominated in foreign currencies or (ii) more than 2% of its net assets (taken at market value) would be invested in securities denominated in any one foreign currency.

The Portfolio may from time to time have temporary investments in short-term debt obligations (including certificates of deposit, bankers' acceptances and commercial paper) pending the making of other investments or as a reserve to service redemptions and repurchases of its shares.

ACTIVE MANAGEMENT STRATEGIES
The Portfolio may engage in several active management strategies to enhance income and reduce investment risk. Each strategy requires the Investment Adviser to consider special factors. In addition, the Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.


SECURITIES LENDING. The Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. During the existence of a loan, the Portfolio will continue to receive the equivalent of the interest paid by the issuer on the securities loaned and will also receive a fee, or all or a portion of the interest on investment of the collateral, if any. However, the Portfolio may pay lending fees to such borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Portfolio's management to be of good standing and when, in the judgment of the Portfolio's management, the consideration which can be earned from securities loans of this type, net of administrative expenses and any finders fees, justifies the attendant risk. The financial condition of the borrower will be monitored by the Investment Adviser on an ongoing basis. The value of the securities loaned will not exceed 30% of the Portfolio's total assets. During the year ended December 31, 1996, the Portfolio typically had outstanding approximately $62 million in collateralized loans with terms of 7 days.


FUTURES CONTRACTS AND OTHER DERIVATIVE INSTRUMENTS. The Portfolio may purchase or sell derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) to hedge against fluctuations in interest rates, securities prices or currency exchange rates, to change the duration of the Portfolio's fixed income portfolio, as a substitute for the purchase or sale of securities or currency, or to enhance return. The Portfolio's transactions in derivative instruments may include the purchase or sale of futures contracts on securities, (such as U.S. Government securities), indices, other financial instruments (such as certificates of deposit, Eurodollar time deposits, and economic indices) or currencies; options on futures contracts; exchange-traded and over-the-counter ("OTC") options on securities; indices or currencies; and forward contracts to purchase or sell currencies. All of the Portfolio's transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in interest rates, securities prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the Portfolio's initial investment in these instruments. In addition, the Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised by the Portfolio. The Portfolio incurs transaction costs in opening and closing positions in derivative instruments. There can be no assurance that the Investment Adviser's use of derivative instruments will be advantageous to the Portfolio.

The Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instrument and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Portfolio's assets. OTC derivative instruments involve a heightened risk that the issuer or counterparty will fail to perform its contractual obligations. The staff of the Securities and Exchange Commission takes the position that purchased OTC options, assets used as cover for written OTC options, and certain other derivative instruments (and securities) are subject to the Portfolio's 15% limit on illiquid investments. The Portfolio's ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such instruments. For thinly traded derivative securities and contracts, the only source of price quotations may be the selling dealer or counterparty.

To the extent that the Portfolio enters into futures contracts, options on futures contracts and options on foreign currencies traded on an exchange regulated by the Commodity Futures Trading Commission ("CFTC"), in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into.


SHORT SALES AGAINST-THE-BOX. The Portfolio may sell securities short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). Under current tax law, short sales against-the-box enable the Portfolio to hedge its exposure to securities that it holds without selling the securities and recognizing gains. A short sale against-the-box requires that the short seller absorb certain costs so long as the position is open. In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated securities to close the position if the borrowed security is called in, causing a taxable gain to be recognized. The Portfolio expects normally to close its short sales against-the-box by delivering newly-acquired securities. The Portfolio's ability to utilize short sales may be limited if proposed tax legislation is enacted. No more than 20% of the Fund's assets will be subject to short sales at any one time.


SHORT-TERM TRADING. Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Portfolio believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of fixed-income securities or changes in the investment objectives of investors.

MORTGAGE ROLLS. The Portfolio may enter into mortgage "dollar rolls" in which the Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the mortgage-backed securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. The Portfolio will only enter into covered rolls. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Portfolio's borrowings and other senior securities.

LEVERAGE THROUGH BORROWING. The Portfolio may borrow from banks to increase its portfolio holdings of debt securities on which call options may be written and to acquire U.S. Treasury bills which may be deposited with the Portfolio's custodian or a broker-dealer in connection with various Portfolio investments. Such borrowings will be unsecured. The Investment Company Act of 1940 requires the Portfolio to maintain continuous asset coverage of not less than 300% with respect to such borrowings. This allows the Portfolio to borrow for such purposes an amount (when taken together with any borrowings for temporary extraordinary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio holdings within three days in order to reduce the Portfolio's debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Leveraging will exaggerate any increase or decrease in the net asset value of the securities held by Portfolio, and in that respect may be considered a speculative practice. Money borrowed for leveraging will be subject to interest costs which may or may not exceed the option premiums and interest received from the securities purchased. The Portfolio may also be required to maintain minimum average balances in connection with such borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements with respect to U.S. Government securities. Under a repurchase agreement, the seller agrees to repurchase such securities at the Portfolio's cost plus interest within a specified time (normally one day). While repurchase agreements involve certain risks not associated with direct investments in U.S. Government securities, the Portfolio follows procedures designed to moderate such risks. These procedures include effecting repurchase transactions only with large, well-capitalized banks. In addition, the Portfolio's repurchase agreements will provide that the value of the collateral underlying the repurchase agreements will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling bank, the Portfolio will seek to liquidate such collateral. However, the exercise of the Portfolio's right to liquidate such collateral would involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

ADDITIONAL INVESTMENT INFORMATION
The Portfolio expects that various new types of investments, hedging techniques and management strategies will be developed and made available to institutional investors in the future. The Investment Adviser will consider making such investments or adopting such techniques or strategies if it determines that they are consistent with the Portfolio's investment objective and policies. Of course, the total mix of the Portfolio's investments can change daily.

FLUCTUATIONS IN VALUE. Because interest yields on U.S. Government and other securities and opportunities to realize additional income and net gains from active management strategies will vary from time to time because of general economic and market conditions and many other factors, the Fund's current return will fluctuate, and there can be no assurance that the Fund's objective will be achieved. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers. As with other debt securities, the value of U.S. Government securities changes as interest rates fluctuate. Fluctuations in the value of securities held by the Portfolio will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value. Thus, a decrease in interest rates will generally result in an increase in the value of Fund shares. Conversely, during periods of rising interest rates, the value of Fund shares will generally decline. The magnitude of these fluctuations will generally be greater at times when the Portfolio's average maturity is longer. In addition, as set forth above, the derivative securities the Portfolio may hold may magnify those risks and pose additional risks. Active management techniques, if successful, may only partly offset these risks. Shares of the Fund are not government guaranteed.


INVESTMENT RESTRICTIONS. The Fund and the Portfolio have adopted certain fundamental investment restrictions which are enumerated in detail in the Statement of Additional Information and which may not be changed unless authorized by a shareholder vote and an investor vote, respectively. These restrictions are designed to reduce investment risk. Except for such enumerated restrictions and as otherwise indicated in the Prospectus, the investment objective and policies of the Fund and the Portfolio are not fundamental policies, and accordingly may be changed by the Trustees of the Trust and the Portfolio without obtaining the approval of the Fund's shareholders or the investors in the Portfolio, as the case may be.


ORGANIZATION OF THE FUND AND THE PORTFOLIO
--------------------------------------------------------------------------------


THE FUND IS A DIVERSIFIED SERIES OF EATON VANCE MUTUAL FUNDS TRUST, A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED MAY 7, 1984, AS AMENDED. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). Each share represents an equal proportionate beneficial interest in the Fund. When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares". There are no annual meetings of shareholders, but special meetings may be held as required by law to elect Trustees and consider certain other matters. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.


THE PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. The Portfolio, as well as the Trust, intends to comply with all applicable federal and state securities laws. The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.


The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for substantial growth in the assets of the Portfolio, affords the potential for economies of scale for the Fund (at least when the assets of the Portfolio exceed $500 million), and may over time result in lower expenses for the Fund.

In addition to selling an interest to the Fund, the Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the various funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. Information regarding other pooled investment entities or funds which invest in the Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110, (617) 482-8260.

Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.


MANAGEMENT OF THE FUND AND THE PORTFOLIO
--------------------------------------------------------------------------------

THE PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.
Acting under the general supervision of the Board of Trustees of the Portfolio, BMR manages the Portfolio's investments and affairs. BMR also furnishes for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee of .0625% (equivalent to .75% annually) of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced as follows:

                                                             ANNUALIZED FEE RATE
AVERAGE DAILY NET ASSETS FOR THE MONTH                       (FOR EACH LEVEL)
--------------------------------------------------------------------------------
$500 million but less than $1 billion                        0.6875%
$1 billion but less than $1.5 billion                        0.6250%
$1.5 billion but less than $2 billion                        0.5625%
$2 billion but less than $3 billion                          0.5000%
$3 billion and over                                          0.4375%


As at December 31, 1996, the Portfolio had net assets of $455,522,548. For the fiscal year ended December 31, 1996, the Portfolio paid BMR advisory fees equivalent to 0.75% of the Portfolio's average daily net assets for such year.

BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF OVER $17 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.


Susan Schiff has acted as the portfolio manager of the Portfolio since it commenced operations. She has been a Vice President of Eaton Vance and of BMR since 1993.


BMR places the portfolio transactions of the Portfolio with many broker-dealer firms and uses its best efforts to obtain execution of such transactions at prices which are advantageous to the Portfolio. Subject to the foregoing, BMR may consider sales of shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of broker-dealer firms to execute portfolio transactions. The Fund, the Portfolio and BMR have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by the Portfolio) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes.


The Trust has retained the services of Eaton Vance to act as Administrator of the Fund. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing the Fund's assets in the Portfolio. As Administrator, Eaton Vance provides the Fund with general office facilities and supervises the overall administration of the Fund. For these services, Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.


The Portfolio and the Fund, as the case may be, will each be responsible for all of its respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the administrative services agreement, or by the Principal Underwriter under the distribution agreement.

DISTRIBUTION PLAN
-------------------------------------------------------------------------------

The Fund has adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act"). Under the Plan, the Fund may pay the Principal Underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding .75% of its average daily net assets to finance the distribution of Fund shares. The Plan provides that the Fund may use such fees to compensate the Principal Underwriter for sales commissions paid by it to financial services firms ("Authorized Firms") on the sale of Fund shares and for interest expenses. The Principal Underwriter uses its own funds to pay sales commissions (except on exchange transactions and reinvestments) to Authorized Firms at the time of sale equal to 4% of the purchase price of the shares sold by such Firms. Contingent deferred sales charges paid to the Principal Underwriter will be used to reduce amounts owed to it. Because payments to the Principal Underwriter by the Fund are limited, uncovered distribution charges (sales commissions paid by the Principal Underwriter plus interest, less contingent deferred sales charges received by it) may exist indefinitely. During the fiscal year ended December 31, 1996, the Fund paid fees under the Plan equivalent to .75% of the Fund's average daily net assets. As of December 31, 1996, uncovered distribution charges amounted to approximately $4,334,000 (equivalent to 3.6% of the Fund's net assets). For more information, see "Distribution Plan" in the Statement of Additional Information.

The Plan also authorizes the Fund to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding .25% of the Fund's average daily net assets for personal services and/or the maintenance of shareholder accounts. This fee is paid quarterly in arrears based on the value of Fund shares sold by such persons and remaining outstanding for at least twelve months. For the fiscal year ended December 31, 1996, the Fund paid or accrued service fees equivalent to .15% of the Fund's average daily net assets for such year.

The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms.

The Fund may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the Fund's management intends to consider all relevant factors, including without limitation the size of the Fund, the investment climate and market conditions, the volume of sales and redemptions of Fund shares, and the amount of Uncovered Distribution Charges of the Principal Underwriter. The Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of Fund shares; however, the Fund is not contractually obligated to continue the Plan for any particular period of time. Suspension of the offering of Fund shares would not, of course, affect a shareholder's ability to redeem shares.


VALUING FUND SHARES
--------------------------------------------------------------------------------

THE FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). The Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Fund) in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the number of shares outstanding. Because the Fund invests its assets in an interest in the Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which in turn, reflects the underlying value of the Portfolio's assets and liabilities).


Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per Fund share. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter.


The Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of the Portfolio from the value of its total assets. Mortgage-backed "pass-through" securities are valued through use of a matrix pricing system which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates. For further information regarding the valuation of the Portfolio's assets, see "Determination of Net Asset Value" in the Statement of Additional Information.

  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.

HOW TO BUY FUND SHARES
--------------------------------------------------------------------------------

SHARES OF THE FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR SECURITIES. Investors may purchase shares of the Fund through Authorized Firms at the net asset value per share of the Fund next determined after an order is effective. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares.


An initial investment in the Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Fund's transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services".

In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described under "How to Redeem Fund Shares".

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares at their net asset value as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable net asset value per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities, but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.

Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

        IN THE CASE OF BOOK ENTRY:
        Deliver through Depository Trust Co.
        Broker #2212
        Investors Bank & Trust Company
        For A/C EV Marathon Government Obligations Fund

        IN THE CASE OF PHYSICAL DELIVERY:
        Investors Bank & Trust Company
        Attention: EV Marathon Government Obligations Fund
        Physical Securities Processing Settlement Area
        89 South Street
        Boston, MA 02111

Investors who are contemplating an exchange of securities for shares of the Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities for Fund shares.

  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.

HOW TO REDEEM FUND SHARES
--------------------------------------------------------------------------------


A SHAREHOLDER MAY REDEEM FUND SHARES IN ONE OF THREE WAYS -- BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per Fund share next computed after a redemption request is received in the proper form as described below.

REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a regulation of the Commission and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.

REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after the Principal Underwriter, as the Fund's agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

Within seven days after receipt of a redemption request in good order by the Transfer Agent, the Fund will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any applicable contingent deferred sales charges (described below) and any federal income tax required to be withheld. Although the Fund normally expects to make payment in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn by the Fund from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

If shares were recently purchased, the proceeds of a redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.

Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make additional purchases. However, no such redemption would be required by the Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares. No contingent deferred sales charge will be imposed with respect to such involuntary redemptions.

CONTINGENT DEFERRED SALES CHARGE. Shares redeemed within the first six years of their purchase (except shares acquired through the reinvestment of distributions) generally will be subject to a contingent deferred sales charge ("CDSC"). This CDSC is imposed on any redemption the amount of which exceeds the aggregate value at the time of redemption of (a) all shares in the account purchased more than six years prior to the redemption, (b) all shares in the account acquired through reinvestment of distributions, and (c) the increase, if any, in the value of all other shares in the account (namely those purchased within the six years preceding the redemption) over the purchase price of such shares. Redemptions are processed in a manner to maximize the amount of redemption proceeds which will not be subject to a CDSC. That is, each redemption will be assumed to have been made first from the exempt amounts referred to in clauses (a), (b) and (c) above, and second through liquidation of those shares in the account referred to in clause (c) on a first-in-first-out basis. As described under "Distribution Plan," the CDSC will be paid to the Principal Underwriter or the Fund. Any CDSC which is required to be imposed on share redemptions will be made in accordance with the following schedule:

YEAR OF REDEMPTION
AFTER PURCHASE                                                      CDSC

------------------------------------------------------------------------
First or Second                                                     5%
Third                                                               4%
Fourth                                                              3%
Fifth                                                               2%
Sixth                                                               1%
Seventh and following                                               0%


In calculating the CDSC upon the redemption of Fund shares acquired in an exchange for shares of a fund currently listed under "The Eaton Vance Exchange Privilege", the CDSC schedule applicable to the shares at the time of purchase will apply and the purchase of shares acquired in the exchange is deemed to have occurred at the time of the original purchase of the exchanged shares.

No CDSC will be imposed on Fund shares which have been sold to Eaton Vance or its affiliates, or to their respective employees or clients. The CDSC will also be waived for shares redeemed (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a required distribution from a tax-sheltered retirement plan, or (3) following the death of all beneficial owners of such shares, provided the redemption is requested within one year of death (a death certificate and other applicable documents may be required). In addition, shares acquired as a result of a merger or liquidation of another Eaton Vance sponsored fund will have a CDSC imposed at the same rate as would have been imposed in the prior fund.

  THE FOLLOWING EXAMPLE ILLUSTRATES THE OPERATION OF THE CDSC. ASSUME THAT AN INVESTOR PURCHASES $10,000 OF THE FUND'S SHARES AND THAT 16 MONTHS LATER THE VALUE OF THE ACCOUNT HAS GROWN THROUGH INVESTMENT PERFORMANCE AND REINVESTMENT OF DISTRIBUTIONS TO $12,000. THE INVESTOR THEN MAY REDEEM UP TO $2,000 OF SHARES WITHOUT INCURRING A CDSC. IF THE INVESTOR SHOULD REDEEM $3,000 OF SHARES, A CDSC WOULD BE IMPOSED ON $1,000 OF THE REDEMPTION. THE RATE WOULD BE 5% BECAUSE THE REDEMPTION WAS MADE IN THE SECOND YEAR AFTER THE PURCHASE WAS MADE AND THE CDSC WOULD BE $50.


REPORTS TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Fund's independent accountants. Shortly after the end of each calendar year, the Fund will furnish all shareholders with information necessary for preparing federal and state tax returns.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------


AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance of shares owned. The Fund will not issue share certificates except upon request.

At least quarterly shareholders will receive a statement showing complete details of any transaction and the current balance in the account. THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Fund's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.


Share Option -- Dividends and capital gains will be reinvested in additional shares.

Income Option -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

Cash Option  -- Dividends and capital gains will be paid in cash.

The Share Option will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under federal income tax laws.

If the Income Option or Cash Option has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the Share Option until such time as the shareholder selects a different option.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.


"STREET NAME" ACCOUNTS. If shares of the Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another Authorized Firm or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an Authorized Firm, or transferring the account to another Authorized Firm, an investor wishing to reinvest distributions should determine whether the Firm which will hold the shares allows reinvestment of distributions in "street name" accounts.


THE EATON VANCE EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


Shares of the Fund currently may be exchanged for shares of one or more other funds in the Eaton Vance Marathon Group of Funds (including Class I shares of any EV Marathon Limited Maturity Fund), or Eaton Vance Money Market Fund, which are subject to a CDSC. Shares of the Fund may also be exchanged for shares of Eaton Vance Prime Rate Reserves, which are subject to an early withdrawal charge, and shares of a money market fund sponsored by an Authorized Firm and approved by the Principal Underwriter (an "Authorized Firm fund"). Any such exchange will be made on the basis of the net asset value per share of each fund at the time of the exchange. Exchange offers are available only in states where shares of the fund being acquired may be legally sold.


Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Fund does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.


The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

No CDSC is imposed on exchanges. For purposes of calculating the CDSC upon redemption of shares acquired in an exchange, the CDSC schedule applicable to the shares at the time of purchase will apply and the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares, except that time during which shares are held in an Authorized Firm fund will not be credited toward completion of the CDSC period. For the CDSC schedule applicable to the Eaton Vance Marathon Group of Funds (except EV Marathon Strategic Income Fund, Eaton Vance Prime Rate Reserves and Class I shares of any EV Marathon Limited Maturity Fund), see "How to Redeem Fund Shares". The CDSC or early withdrawal charge schedule applicable to EV Marathon Strategic Income Fund, Eaton Vance Prime Rate Reserves and Class I shares of any EV Marathon Limited Maturity Fund is 3%, 2.5%, 2% or 1% in the event of a redemption occurring in the first, second, third or fourth year, respectively, after the original share purchase.


Shares of the funds listed above may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of the exchange, but subject to any restrictions or qualifications set forth in the current prospectus of any such fund.


Telephone exchanges are accepted by the Transfer Agent provided the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

THE FUND OFFERS THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the Fund as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of EV Marathon Government Obligations Fund may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.


BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from the shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.


WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks in an aggregate amount that does not exceed annually 12% of the account balance at the time the plan is established. Such amount will not be subject to a CDSC. See "How to Redeem Fund Shares". A minimum deposit of $5,000 in shares is required.

REINVESTMENT PRIVILEGE: A shareholder who has redeemed shares may reinvest, with credit for any CDSC paid on the redeemed shares, any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in shares of the Fund, provided that the reinvestment is effected within 60 days after such redemption and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by the Fund (or by the Fund's Transfer Agent). To the extent that any shares of the Fund are sold at a loss and the proceeds are reinvested in shares of the Fund (or other shares of the Fund are acquired) within the period beginning 30 days before and ending 30 days after the date of the redemption, some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

SUBSTANTIALLY ALL OF THE INVESTMENT INCOME ALLOCATED TO THE FUND BY THE PORTFOLIO, LESS THE FUND'S DIRECT AND ALLOCATED EXPENSES, WILL BE DECLARED DAILY AS A DISTRIBUTION TO FUND SHAREHOLDERS OF RECORD AT THE TIME OF DECLARATION AND WILL GENERALLY BE TAXABLE TO SHAREHOLDERS AS ORDINARY INCOME, WHETHER TAKEN IN CASH OR REINVESTED IN ADDITIONAL SHARES. Such distributions, whether taken in cash or reinvested in additional shares, will ordinarily be paid on the fifteenth day of each month or the next business day thereafter. Daily distribution crediting will commence on the business day after collected funds for the purchase of Fund shares are available at the Transfer Agent. Distributions from net short-term capital gains and certain net foreign exchange gains are taxable to shareholders as ordinary income, and distributions from net long-term capital gains designated as such by the Fund are taxable to shareholders as long-term capital gains, whether received in cash or reinvested in additional shares of the Fund and regardless of the length of time Fund shares have been owned by the shareholders. Gains or losses attributable to transactions by the Portfolio in options on securities, certain currency forward contracts, futures contracts and options on futures may be treated as 40% short-term and 60% long-term capital gains or losses or, in the case of certain of such transactions relating to foreign currencies, as ordinary income or loss for federal income tax purposes. The Portfolio may have to limit its activities in these transactions in order to enable the Fund to maintain its qualification as a regulated investment company.

The amount of the Fund's distributions will vary from time to time depending on general economic and market conditions, the composition of the Portfolio's investments, its current investment strategies and the operating expenses of the Fund and the Portfolio. While distributions will vary from time to time in response to the factors referred to above, the Fund's management will attempt to pursue a policy of maintaining a relatively stable monthly distribution payment to its shareholders. The distributions paid by the Fund during any particular period may be more or less than the amount of net investment income and net short-term capital gain actually earned by the Portfolio and allocated to the Fund during such period. The Portfolio has elected mixed straddle accounting under the Internal Revenue Code of 1986, as amended (the "Code") for one or more designated classes of activities involving mixed straddles.

The Portfolio is required to accrue original issue discount on zero coupon and certain other securities and has elected to accrue market discount on debt obligations which are purchased at a market discount. While enhancing the Fund's current return, such accrual will also accelerate the Fund's recognition of interest income, distributions of which will be taxable as ordinary income. Furthermore, because the Fund seeks to stabilize monthly distribution payments and the Portfolio has elected mixed straddle accounting under the Code, it is possible that a portion of the Fund's aggregate distributions during any year will be treated as a return of capital for tax purposes, rather than taxable distributions of dividends or capital gains. The Fund will inform the shareholders after the end of each year what portion, if any, of such distributions constitutes a return of capital for tax purposes.

Shareholders will receive annually tax information notices and Forms 1099 to assist in the preparation of their federal and state tax returns for the prior calendar year's distributions, proceeds from the redemption or exchange of Fund shares, and federal income tax (if any) withheld by the Fund's Transfer Agent.

In order to qualify as a regulated investment company under the Code, the Fund must satisfy certain requirements relating to the sources of its income, the distribution of its income, and the diversification of its assets. In satisfying these requirements, the Fund will treat itself as owning its proportionate share of each of the Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.

As a regulated investment company under the Code, the Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders its net investment income and net realized capital gains in accordance with the timing requirements imposed by the Code. As a partnership under the Code, the Portfolio does not pay federal income or excise taxes.

Shareholders should consult with their tax advisers concerning the applicability of state, local or other taxes to an investment in the Fund.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


FROM TIME TO TIME, THE FUND MAY ADVERTISE ITS YIELD AND/OR AVERAGE ANNUAL TOTAL RETURN. The Fund's current yield is calculated by dividing the net investment income per share earned during a recent 30-day period by the maximum offering price per share (net asset value) of the Fund on the last day of the period and annualizing the resulting figure. The Fund's average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price (net asset value) for specified periods, assuming reinvestment of all distributions. The average annual total return calculation assumes a complete redemption of the investment and the deduction of any applicable CDSC at the end of the period. The Fund may also publish annual and cumulative total return figures from time to time. The Fund may also quote total return for the period prior to commencement of operations which would reflect the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge.

The Fund may also publish total return figures which do not take into account any CDSC which may be imposed upon redemptions at the end of the specified period. Any performance figure which does not take into account the CDSC would be reduced to the extent such charge is imposed upon a redemption.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's yield or total return for any prior period should not be considered as a representation of what an investment may earn or what the Fund's yield or total return may be in any future period.

The following chart reflects the annual investment returns of the Fund for one year periods ending December 31 and does not take into account any sales charge which investors may bear. The total return for the period prior to the Fund's commencement of operations on November 1, 1993 reflects the total return of the portfolio (or that of its predecessor) which had different operating expenses.

                  5 Year Average Annual Total Return -- 5.60%
                  10 Year Average Annual Total Return -- 7.57%

                         1987                 4.17%
                         1988                 7.46%
                         1989                13.21%
                         1990                 8.97%
                         1991                14.42%
                         1992                 5.29%
                         1993                 8.50%
                         1994                (2.09%)
                         1995                13.29%
                         1996                 3.61%

[Logo]
EATON VANCE
===============
   Mutual Funds

EV MARATHON GOVERNMENT
OBLIGATIONS FUND
--------------------------------------------------------------------------------

PROSPECTUS

MAY 1, 1997






EV MARATHON GOVERNMENT
OBLIGATIONS FUND
24 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------

INVESTMENT ADVISER OF GOVERNMENT OBLIGATIONS PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

ADMINISTRATOR OF EV MARATHON GOVERNMENT OBLIGATIONS FUND
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
  (800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
  (800) 262-1122


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109


                                                                           M-GOP

                                    PART A

                     INFORMATION REQUIRED IN A PROSPECTUS

                                EV TRADITIONAL
                         GOVERNMENT OBLIGATIONS FUND

------------------------------------------------------------------------------


EV TRADITIONAL GOVERNMENT OBLIGATIONS FUND (THE "FUND") IS A MUTUAL FUND SEEKING A HIGH CURRENT RETURN, BY INVESTING IN SECURITIES ISSUED, GUARANTEED OR OTHERWISE BACKED BY THE U.S. GOVERNMENT AND ENGAGING IN ACTIVE MANAGEMENT STRATEGIES. THE FUND INVESTS ITS ASSETS IN GOVERNMENT OBLIGATIONS PORTFOLIO (THE "PORTFOLIO"), A DIVERSIFIED OPEN-END INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY DIRECTLY INVESTING IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES. THE FUND IS A SERIES OF EATON VANCE MUTUAL FUNDS TRUST.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Fund involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.

This Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A Statement of Additional Information dated May 1, 1997 for the Fund, as supplemented from time to time, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Portfolio's investment adviser is Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, and Eaton Vance Management is the administrator (the "Administrator") of the Fund. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.

------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                                                       PAGE                                                     PAGE
Shareholder and Fund Expenses .........................   2  How to Buy Fund Shares ............................  10
The Fund's Financial Highlights .......................   3  How to Redeem Fund Shares .........................  13
The Fund's Investment Objective .......................   4  Reports to Shareholders ...........................  14
Investment Policies and Risks .........................   4  The Lifetime Investing Account/Distribution Options  14
Organization of the Fund and the Portfolio ............   8  The Eaton Vance Exchange Privilege ................  15
Management of the Fund and the Portfolio ..............   9  Eaton Vance Shareholder Services ..................  16
Service Plan ..........................................  10  Distributions and Taxes ...........................  17
Valuing Fund Shares ...................................  10  Performance Information ...........................  18

------------------------------------------------------------------------------
                         PROSPECTUS DATED MAY 1, 1997

SHAREHOLDER AND FUND EXPENSES

------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES

------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)                                   3.75%
Sales Charges Imposed on Reinvested Distributions                       None
Fees to Exchange Shares                                                 None


ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES
  (as a percentage of average daily net assets)
------------------------------------------------------------------------------
Investment Adviser Fee                                                  0.75%
Other Expenses (including Service Plan Fees and
  Interest and Securities Lending Expenses of 0.70%)                    1.11%
                                                                        ----
    Total Operating Expenses                                            1.86%
                                                                        ====

EXAMPLE                       1 YEAR       3 YEARS       5 YEARS       10 YEARS
An investor would pay
 the following maximum
 initial sales charge and
 expenses on a $1,000
 investment, assuming
 (a) 5% annual return and
 (b) redemption at the end
  of each period:               $56           $94           $134          $247


NOTES:

The table and Example summarize the aggregate expenses of the Fund and the Portfolio and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. Information for the Fund is based on its expenses for the most recent fiscal year.


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Federal regulations require the Example to assume a 5% annual return but actual annual return will vary. For further information regarding the expenses of both the Fund and the Portfolio see "The Fund's Financial Highlights", "Management of the Fund and the Portfolio" and "Service Plan".

No sales charge is payable at the time of purchase on investments of $1 million or more. However, a contingent deferred sales charge of 1% will be imposed on such investments in the event of certain redemptions within 12 months of purchase. See "How to Buy Fund Shares" and "How to Redeem Fund Shares".

The Fund Expense computation and the Examples include interest expense allocated to the Fund from the Portfolio's borrowings and lending fees allocated to the Fund from the Portfolio's securities lending activities during the fiscal year ended December 31, 1996. The Portfolio's borrowings, interest expense, securities lending activities and lending fees will vary from year to year (see "Investment Policies and Risks -- Active Management Strategies"). If the Fund had not been allocated interest expense and lending fees in 1996, Total Operating Expenses as a percentage of average daily net assets would have been 1.16%, and maximum initial sales charge and expenses incurred on a $1,000 investment for one, three, five and ten years would have been $49, $73, $99 and $173, respectively.

The Fund invests exclusively in the Portfolio. Other investment companies with different distribution arrangements and fees are investing in the Portfolio and others may do so in the future. See "Organization of the Fund and the Portfolio".

THE FUND'S FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------

The following information should be read in conjunction with the audited financial statements that appear in the Fund's annual report to shareholders. The Fund's financial statements have been audited by Coopers & Lybrand L.L.P., independent accountants, as experts in accounting and auditing. The financial statements and the report of independent accountants are incorporated by reference into the Statement of Additional Information. The financial highlights for the fiscal year ended December 31, 1987, presented herein, was audited by other auditors whose report dated January 15, 1988, expressed an unqualified opinion on such financial highlights. Further information regarding the performance of the Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter.

------------------------------------------------------------------------------

                                                                     YEAR ENDED DECEMBER 31,
                       ------------------------------------------------------------------------------------------------------------
                         1996        1995       1994      1993       1992       1991       1990       1989      1988        1987+
                       --------    --------   --------  --------   --------   --------   -------    --------  --------    ---------

NET ASSET VALUE,
  beginning of year     $11.020    $10.420    $11.480    $11.380    $11.800   $11.3700   $11.5200   $11.2300   $11.5400   $12.3600
                        -------    -------    -------    -------    -------   --------   --------   --------   --------   --------

INCOME FROM OPERATIONS:
  Net investment
    income              $ 0.810    $ 0.807    $ 0.805    $ 0.919    $ 0.975   $ 1.1005   $ 1.1085   $ 1.1280   $ 1.1260   $ 1.1360
  Net realized and
    unrealized gain
    (loss) on
    investments          (0.340)     0.603     (1.029)     0.105     (0.388)    0.4395    (0.1485)    0.2745    (0.2960)   (0.6610)
                        -------    -------    -------    -------    -------   --------   --------   --------   --------   --------
    Total income
      (loss) from
      operations        $ 0.470    $ 1.410    $(0.224)   $ 1.025    $ 0.587   $ 1.5400   $ 0.9600   $ 1.4025   $ 0.8300   $ 0.4750
                        -------    -------    -------    -------    -------   --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
  From net
    investment income   $(0.810)   $(0.810)   $(0.805)   $(0.919)   $(1.006)  $(1.1100)  $(1.1100)  $(0.1125)  $(1.1400)  $(1.1600)
  In excess of net
    investment
    income(4)             --         --        (0.031)    (0.006)     --         --         --         --          --      (0.1350)
                        -------    -------    -------    -------    -------   --------   --------   --------   --------   --------
    Total
      distributions     $(0.810)   $(0.810)   $(0.836)   $(0.925)   $(1.007)  $(1.1100)  $(1.1100)  $(1.1125)  $(1.1400)  $(1.2950)
                        -------    -------    -------    -------    -------   --------   --------   --------   --------   --------
NET ASSET VALUE, end
  of year               $10.680    $11.020    $10.420    $11.480    $11.380   $11.8000   $11.3700   $11.5200   $11.2300   $11.5400
                        =======    =======    =======    =======    =======   ========   ========   ========   ========   ========
TOTAL RETURN(1)           4.52%     13.97%    (2.03)%      9.26%      5.29%     14.42%      8.97%     13.21%      7.46%      4.17%

RATIOS/SUPPLEMENTAL DATA:
  Ratio of interest
    expense to
    average net
    assets                0.70%*     0.71%*     0.56%*     0.40%*     0.31%      0.78%      1.19%      1.11%      0.66%      0.22%
  Ratio of other
    expenses to
    average net
    assets                1.16%*     1.16%*     1.17%*     1.12%*     1.10%      1.18%      1.22%      1.22%      1.19%      1.19%
  Ratio of net
    investment
    income to
    average net
    assets                7.59%      7.53%      7.70%      7.86%      8.52%      9.61%      9.86%     10.02%      9.82%      9.63%
PORTFOLIO TURNOVER(2)     --         --         --           52%        26%        25%        22%        25%        42%        36%

NET ASSETS, end of
  year (000 omitted)   $302,963   $359,738   $386,186   $503,150   $468,960   $352,480   $279,747   $296,405   $321,584   $374,936
LEVERAGE ANALYSIS(3):
Amount of debt
  outstanding at end
  of period (000
  omitted)                --         --         --         --         --         --      $  4,695   $    259    $  7,00  6$ 18,285
Average daily
  balance of debt
  outstanding during
  period (000
  omitted)                --         --         --       $ 2,313    $ 1,687   $  2,321   $ 11,009   $  3,218   $ 18,301   $ 10,900
Average weekly
  balance of shares
  outstanding during
  period (000
  omitted)                --         --         --        43,731     37,474     25,915     25,285     26,839     30,570  34,372
Average amount of
  debt per share
  during period           --         --         --       $ 0.053    $ 0.045   $  0.090   $  0.435   $  0.120   $  0.599   $  0.317

----------
   *Includes the Fund's share of the Portfolio's allocated expenses.
   +Audited by the Fund's previous auditors.
(1) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.
(2) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included in the Fund's
    Statement of Additional Information.
(3) The Leverage Analysis is for the period prior to the date the Fund transferred substantially all of its investable assets to the Portfolio. For subsequent periods, the leverage analysis is shown in the Portfolio's financial statements which are included in the Fund's Statement of Additional Information.
(4) The Fund has followed the Statement of Position (SOP) 93-2: Determination, Disclosure and Financial Statement
    Presentation of Income, Capital Gain, and Return of Capital Distribution by Investment Companies. The SOP requires that differences in the recognition or classification of income between the financial statements and tax earnings and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

THE FUND'S INVESTMENT OBJECTIVE

------------------------------------------------------------------------------


THE FUND'S INVESTMENT OBJECTIVE IS TO REALIZE A HIGH CURRENT RETURN. The Fund currently seeks to meet its investment objective by investing its assets in the Government Obligations Portfolio (the "Portfolio"), a separate registered investment company which has the same investment objective and policies as the Fund. The Fund's and the Portfolio's investment objectives are nonfundamental and may be changed when authorized by a vote of the Trustees of the Trust or the Portfolio, respectively, without obtaining the approval of the Fund's shareholders or the investors in the Portfolio, as the case may be. The Trustees of the Trust have no present intention to change the Fund's objective and intend to submit any proposed material change in the investment objective to shareholders in advance for their approval.


INVESTMENT POLICIES AND RISKS

------------------------------------------------------------------------------

IN SEEKING HIGH CURRENT RETURN, THE PORTFOLIO INVESTS IN SECURITIES ISSUED, GUARANTEED OR OTHERWISE BACKED BY THE U.S. GOVERNMENT, INCLUDING MORTGAGE-BACKED SECURITIES OF FEDERAL AGENCIES AND FEDERALLY CHARTERED CORPORATIONS, AND ENGAGES IN ACTIVE MANAGEMENT STRATEGIES, INCLUDING FUTURES TRANSACTIONS AND RELATED TECHNIQUES PRIMARILY FOR HEDGING PURPOSES. The Portfolio's management believes that a high current return may be derived from yields on U.S. Government securities, including market discount accrued on obligations purchased below their stated redemption value.

U.S. GOVERNMENT SECURITIES. U.S. Government securities include (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years) and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality or (d) the credit of the agency or instrumentality. The Portfolio may also invest in any other security or agreement collateralized or otherwise secured by U.S. Government securities. Agencies and instrumentalities of the U.S. Government include but are not limited to: Federal Land Banks, Federal Financing Banks, Banks for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Student Loan Marketing Association, United States Postal Service, Small Business Administration, Tennessee Valley Authority and any other enterprise established or sponsored by the U.S. Government. Because the U.S. Government generally is not obligated to provide support to its instrumentalities, the Portfolio will invest in obligations issued by these instrumentalities only if the Investment Adviser determines that the credit risk with respect to such obligations is minimal.


MORTGAGE-BACKED SECURITIES. The Portfolio may invest in mortgage-backed securities that are either issued by the U.S. Government or one of its agencies or instrumentalities or, if privately issued, collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, its agencies or instrumentalities. Mortgage-backed securities represent participation interests in pools of adjustable and fixed-rate mortgage loans. Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest and prepayment rate scenarios, the Portfolio may fail to recover the full amount of its investment in mortgage-backed securities, notwithstanding any direct or indirect governmental or agency guarantee. Because faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in "locking in" a specified interest rate. To mitigate prepayment risk, the Investment Adviser considers the selection of mortgage-backed securities that as a group have a history of more stable prepayment rates relative to interest rate fluctuations. In a rising interest rate environment, a declining prepayment rate will extend the average life of many mortgage-backed securities. This possibility is often referred to as extension risk. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. As of December 31, 1996, the Portfolio had approximately 40.0% of its net assets invested in FNMA Mortgage-Backed Certificates, approximately 40.0% of its net assets invested in Participation Certificates of FHLMC and approximately 11.1% of its net assets invested in GNMA Certificates. FNMA guarantees the timely payment of principal and interest of its Certificates, FHLMC guarantees the timely payment of interest and ultimate collection of the principal of its Participation Certificates, and GNMA Certificates are guaranteed by the full faith and credit of the U.S. Government.

The Portfolio may also invest in classes of collateralized mortgage obligations ("CMOs") and various other mortgage-backed securities. Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. In choosing among CMO classes, the Investment Adviser will evaluate the total income potential of each class and other factors. If such obligations or securities are privately issued they will currently be considered by the Investment Adviser as possible investments for the Portfolio only when the mortgage collateral is insured, guaranteed or otherwise backed by the U.S. Government or one or more of its agencies or instrumentalities. As of December 31, 1996, the Portfolio had approximately 3.4% of its net assets invested in CMOs (including one which was privately issued).

The Portfolio may invest in securities that fluctuate in value with an index. Such securities generally will either be issued by the U.S. Government or one of its agencies or instrumentalities or, if privately issued, collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, its agencies or instrumentalities. The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in relation to one or more interest rates, financial indices, securities prices or other financial indicators ("reference prices"). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market changes in reference prices. As of December 31, 1996, the Portfolio held no such securities. Because mortgage-backed and indexed securities derive their value from another instrument, security or index, they are considered derivative debt securities, and are subject to different combinations of prepayment, extension, interest rate and/ or other market risks.

The Portfolio may enter into contracts to purchase securities for a fixed price at a future date beyond the customary settlement time if the Portfolio holds and maintains until the settlement date in a segregated account cash, U.S. Government securities and liquid debt obligations in an amount sufficient to meet the purchase price, or if the Portfolio enters into offsetting contracts for the forward sale of other securities it owns. Such contracts are customarily referred to as "forward commitments" and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.


The principal of and/or interest on certain U.S. Government securities which may be purchased by the Portfolio could be (a) payable in foreign currencies rather than U.S. dollars or (b) increased or diminished as a result of changes in the value of the U.S. dollar relative to the value of foreign currencies. The value of such portfolio securities denominated in foreign currencies may be affected favorably or unfavorably by changes in the exchange rate between foreign currencies and the U.S. dollar. In order to limit the risk inherent in this type of security, it is the current policy of the Portfolio not to purchase any such security if after such purchase (i) more than 5% of its net assets (taken at market value) would be invested in securities denominated in foreign currencies or (ii) more than 2% of its net assets (taken at market value) would be invested in securities denominated in any one foreign currency.

The Portfolio may from time to time have temporary investments in short-term debt obligations (including certificates of deposit, bankers' acceptances and commercial paper) pending the making of other investments or as a reserve to service redemptions and repurchases of its shares.

ACTIVE MANAGEMENT STRATEGIES
The Portfolio may engage in several active management strategies to enhance income and reduce investment risk. Each strategy requires the Investment Adviser to consider special factors. In addition, the Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.


SECURITIES LENDING. The Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. During the existence of a loan, the Portfolio will continue to receive the equivalent of the interest paid by the issuer on the securities loaned and will also receive a fee, or all or a portion of the interest on investment of the collateral, if any. However, the Portfolio may pay lending fees to such borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Portfolio's management to be of good standing and when, in the judgment of the Portfolio's management, the consideration which can be earned from securities loans of this type, net of administrative expenses and any finders fees, justifies the attendant risk. The financial condition of the borrower will be monitored by the Investment Adviser on an ongoing basis. The value of the securities loaned will not exceed 30% of the Portfolio's total assets. During the year ended December 31, 1996, the Portfolio typically had outstanding approximately $62 million in collateralized loans with terms of 7 days.


FUTURES CONTRACTS AND OTHER DERIVATIVE INSTRUMENTS. The Portfolio may purchase or sell derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) to hedge against fluctuations in interest rates, securities prices or currency exchange rates, to change the duration of the Portfolio's fixed income portfolio, as a substitute for the purchase or sale of securities or currency, or to enhance return. The Portfolio's transactions in derivative instruments may include the purchase or sale of futures contracts on securities, (such as U.S. Government securities), indices, other financial instruments (such as certificates of deposit, Eurodollar time deposits, and economic indices) or currencies; options on futures contracts; exchange-traded and over-the-counter ("OTC") options on securities; indices or currencies; and forward contracts to purchase or sell currencies. All of the Portfolio's transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in interest rates, securities prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the Portfolio's initial investment in these instruments. In addition, the Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised by the Portfolio. The Portfolio incurs transaction costs in opening and closing positions in derivative instruments. There can be no assurance that the Investment Adviser's use of derivative instruments will be advantageous to the Portfolio.

The Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instrument and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Portfolio's assets. OTC derivative instruments involve a heightened risk that the issuer or counterparty will fail to perform its contractual obligations. The staff of the Securities and Exchange Commission takes the position that purchased OTC options, assets used as cover for written OTC options, and certain other derivative instruments (and securities) are subject to the Portfolio's 15% limit on illiquid investments. The Portfolio's ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such instruments. For thinly traded derivative securities and contracts, the only source of price quotations may be the selling dealer or counterparty.


To the extent that the Portfolio enters into futures contracts, options on futures contracts and options on foreign currencies traded on an exchange regulated by the Commodity Futures Trading Commission ("CFTC"), in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into.

SHORT SALES AGAINST-THE-BOX. The Portfolio may sell securities short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). Under current tax law, short sales against-the-box enable the Portfolio to hedge its exposure to securities that it holds without selling the securities and recognizing gains. A short sale against-the-box requires that the short seller absorb certain costs so long as the position is open. In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated securities to close the position if the borrowed security is called in, causing a taxable gain to be recognized. The Portfolio expects normally to close its short sales against-the-box by delivering newly-acquired securities. The Portfolio's ability to utilize short sales may be limited if proposed tax legislation is enacted. Not more than 20% of the Fund's assets will be subject to short sales at any one time.


SHORT-TERM TRADING. Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Portfolio believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of fixed-income securities or changes in the investment objectives of investors.

MORTGAGE ROLLS. The Portfolio may enter into mortgage "dollar rolls" in which the Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the mortgage-backed securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. The Portfolio will only enter into covered rolls. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Portfolio's borrowings and other senior securities.

LEVERAGE THROUGH BORROWING. The Portfolio may borrow from banks to increase its portfolio holdings of debt securities on which call options may be written and to acquire U.S. Treasury bills which may be deposited with the Portfolio's custodian or a broker-dealer in connection with various Portfolio investments. Such borrowings will be unsecured. The Investment Company Act of 1940 requires the Portfolio to maintain continuous asset coverage of not less than 300% with respect to such borrowings. This allows the Portfolio to borrow for such purposes an amount (when taken together with any borrowings for temporary extraordinary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio holdings within three days in order to reduce the Portfolio's debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Leveraging will exaggerate any increase or decrease in the net asset value of the securities held by Portfolio, and in that respect may be considered a speculative practice. Money borrowed for leveraging will be subject to interest costs which may or may not exceed the option premiums and interest received from the securities purchased. The Portfolio may also be required to maintain minimum average balances in connection with such borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements with respect to U.S. Government securities. Under a repurchase agreement, the seller agrees to repurchase such securities at the Portfolio's cost plus interest within a specified time (normally one day). While repurchase agreements involve certain risks not associated with direct investments in U.S. Government securities, the Portfolio follows procedures designed to moderate such risks. These procedures include effecting repurchase transactions only with large, well-capitalized banks. In addition, the Portfolio's repurchase agreements will provide that the value of the collateral underlying the repurchase agreements will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling bank, the Portfolio will seek to liquidate such collateral. However, the exercise of the Portfolio's right to liquidate such collateral would involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

ADDITIONAL INVESTMENT INFORMATION
The Portfolio expects that various new types of investments, hedging techniques and management strategies will be developed and made available to institutional investors in the future. The Investment Adviser will consider making such investments or adopting such techniques or strategies if it determines that they are consistent with the Portfolio's investment objective and policies. Of course, the total mix of the Portfolio's investments can change daily.

FLUCTUATIONS IN VALUE. Because interest yields on U.S. Government and other securities and opportunities to realize additional income and net gains from active management strategies will vary from time to time because of general economic and market conditions and many other factors, the Fund's current return will fluctuate, and there can be no assurance that the Fund's objective will be achieved. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers. As with other debt securities, the value of U.S. Government securities changes as interest rates fluctuate. Fluctuations in the value of securities held by the Portfolio will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value. Thus, a decrease in interest rates will generally result in an increase in the value of Fund shares. Conversely, during periods of rising interest rates, the value of Fund shares will generally decline. The magnitude of these fluctuations will generally be greater at times when the Portfolio's average maturity is longer. In addition, as set forth above, the derivative securities the Portfolio may hold may magnify those risks and pose additional risks. Active management techniques, if successful, may only partly offset these risks. Shares of the Fund are not government guaranteed.


INVESTMENT RESTRICTIONS. The Fund and the Portfolio have adopted certain fundamental investment restrictions which are enumerated in detail in the Statement of Additional Information and which may not be changed unless authorized by a shareholder vote and an investor vote, respectively. These restrictions are designed to reduce investment risk. Except for such enumerated restrictions and as otherwise indicated in the Prospectus, the investment objective and policies of the Fund and the Portfolio are not fundamental policies, and accordingly may be changed by the Trustees of the Trust and the Portfolio without obtaining the approval of the Fund's shareholders or the investors in the Portfolio, as the case may be.


ORGANIZATION OF THE FUND AND THE PORTFOLIO

------------------------------------------------------------------------------


THE FUND IS A DIVERSIFIED SERIES OF EATON VANCE MUTUAL FUNDS TRUST, A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED MAY 7, 1984, AS AMENDED. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). Each share represents an equal proportionate beneficial interest in the Fund. When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares". There are no annual meetings of shareholders, but special meetings may be held as required by law to elect Trustees and consider certain other matters. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.


THE PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. The Portfolio, as well as the Trust, intends to comply with all applicable federal and state securities laws. The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.


The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for substantial growth in the assets of the Portfolio, affords the potential for economies of scale for the Fund (at least when the assets of the Portfolio exceed $500 million), and may over time result in lower expenses for the Fund.

In addition to selling an interest to the Fund, the Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the various funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. Information regarding other pooled investment entities or funds which invest in the Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110, (617) 482-8260.

Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.


MANAGEMENT OF THE FUND AND THE PORTFOLIO

------------------------------------------------------------------------------

THE PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.


Acting under the general supervision of the Board of Trustees of the Portfolio, BMR manages the Portfolio's investments and affairs. BMR also furnishes for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee of .0625% (equivalent to .75% annually) of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced as follows:


                                                   ANNUALIZED FEE  RATE
AVERAGE DAILY NET ASSETS FOR THE MONTH            (FOR EACH LEVEL)
------------------------------------------------------------------------
$500 million but less than $1 billion                  0.6875%
$1 billion but less than $1.5 billion                  0.6250%
$1.5 billion but less than $2 billion                  0.5625%
$2 billion but less than $3 billion                    0.5000%
$3 billion and over                                    0.4375%


As at December 31, 1996, the Portfolio had net assets of $455,522,548. For the fiscal year ended December 31, 1996, the Portfolio paid BMR advisory fees equivalent to 0.75% of the Portfolio's average daily net assets for such year.

BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF OVER $17 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.


Susan Schiff has acted as the portfolio manager of the Portfolio since it commenced operations. She has been a Vice President of Eaton Vance and BMR since 1993.


BMR places the portfolio transactions of the Portfolio with many broker-dealer firms and uses its best efforts to obtain execution of such transactions at prices which are advantageous to the Portfolio. Subject to the foregoing, BMR may consider sales of shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of broker-dealer firms to execute portfolio transactions. The Fund, the Portfolio and BMR have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by the Portfolio) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes.


The Trust has retained the services of Eaton Vance to act as Administrator of the Fund. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing the Fund's assets in the Portfolio. As Administrator, Eaton Vance provides the Fund with general office facilities and supervises the overall administration of the Fund. For these services, Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.


The Portfolio and the Fund, as the case may be, will each be responsible for all of its respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the administrative services agreement, or by the Principal Underwriter under the distribution agreement.


SERVICE PLAN

------------------------------------------------------------------------------


In addition to advisory fees and other expenses, the Fund pays service fees pursuant to a Service Plan (the "Plan") designed to meet the requirements of Rule 12b-1 under the Investment Company Act of 1940 and the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. THE PLAN PROVIDES THAT THE FUND MAY MAKE SERVICE FEE PAYMENTS FOR PERSONAL SERVICES AND/OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS TO THE PRINCIPAL UNDERWRITER, FINANCIAL SERVICES FIRMS ("AUTHORIZED FIRMS") AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR ANY FISCAL YEAR. The Trustees of the Trust have initially implemented the Plan by authorizing the Fund to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed .25% of the Fund's average daily net assets for any fiscal year based on the value of Fund shares sold by such persons and remaining outstanding for at least twelve months. During the fiscal year ended December 31, 1996, the Fund paid or accrued service fees under the Plan equivalent to .19% of the Fund's average daily net assets for such year. The Plan is described further in the Statement of Additional Information.


VALUING FUND SHARES

------------------------------------------------------------------------------


THE FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). The Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Fund) in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the number of shares outstanding. Because the Fund invests its assets in an interest in the Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which in turn, reflects the underlying value of the Portfolio's assets and liabilities).

Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per Fund share and the public offering price based thereon. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter.


The Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of the Portfolio from the value of its total assets. Mortgage-backed "pass-through" securities are valued through use of a matrix pricing system which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates. For further information regarding the valuation of the Portfolio's assets, see "Determination of Net Asset Value" in the Statement of Additional Information.

  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.

HOW TO BUY FUND SHARES

------------------------------------------------------------------------------

SHARES OF THE FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR SECURITIES. Investors may purchase shares of the Fund through Authorized Firms at the effective public offering price, which price is based on the effective net asset value per share plus the applicable sales charge. The Fund receives the net asset value, while the sales charge is divided between the Authorized Firm and the Principal Underwriter. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares.

The sales charge may vary depending on the size of the purchase and the number of shares of Eaton Vance funds the investor may already own, any arrangement to purchase additional shares during a 13-month period or special purchase programs. Complete details of how investors may purchase shares at reduced sales charges under a Statement of Intention, Right of Accumulation, or various employee benefit plans are available from Authorized Firms or the Principal Underwriter.

The current sales charges and dealer commissions are:


                                                              SALES CHARGE AS        SALES CHARGE AS        DEALER COMMISSION
                                                              PERCENTAGE OF          PERCENTAGE OF          AS PERCENTAGE OF
AMOUNT OF PURCHASE                                            OFFERING PRICE         AMOUNT INVESTED        OFFERING PRICE
-----------------------------------------------------------------------------------------------------------------------------------
Less than $50,000                                             3.75%                  3.90%                  4.00%
$50,000 but less than $100,000                                2.75%                  2.83%                  3.00%
$100,000 but less than $250,000                               2.25%                  2.30%                  2.50%
$250,000 but less than $500,000                               1.75%                  1.78%                  2.00%
$500,000 but less than $1,000,000                             1.25%                  1.27%                  1.50%
$1,000,000 or more                                            0.00%*                 0.00%*                 See Below**

 *No sales charge is payable at the time of purchase on investments of $1 million or more. A contingent deferred sales charge
  ("CDSC") of 1% will be imposed on such investments in the event of certain redemptions within 12 months of purchase. Such purchases made before January 1, 1997 will be subject to a CDSC of 0.50% in the event of such redemptions.

**A commission on sales of $1 million or more will be paid as follows: 1.00% on sales of $1 million or more but less than $3 million; plus 0.50% on amounts from $3 million but less than $5 million; plus 0.25% on amounts of $5 million or more.
  Purchases of $1 million or more will be aggregated over a 12-month period for purposes of determining the commission to be paid.

The Principal Underwriter may at times allow discounts up to the full sales charge. During periods when the discount includes the full sales charge, Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933. The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares.

An initial investment in the Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Fund's transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services".

Shares of the Fund may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds, including the Portfolio; to clients and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to registered representatives and employees of Authorized Firms and bank employees who refer customers to registered representatives of Authorized Firms; to officers and employees of IBT and the Transfer Agent; and to such persons' spouses and children under the age of 21 and their beneficial accounts. Shares may also be issued at net asset value (1) in connection with the merger of an investment company with the Fund, (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody and, (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401 (a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code") ("Eligible Plans") and "rabbi trusts." The Fund's Principal Underwriter may pay commissions to Authorized Firms who initiate and are responsible for purchases of shares of the Fund by Eligible Plans of up to 1.00% of the amount invested in such shares.

No sales charge is payable at the time of purchase where the amount invested represents redemption proceeds from a mutual fund unaffiliated wih Eaton Vance if the redemption occurred no more than 60 days prior to the purchase of Fund shares and the redeemed shares were potentially subject to a sales charge. A CDSC of 0.50% will be imposed on such investments in the event of certain redemptions within 12 months of purchase and the Authorized Firm will be paid a commission on such sales of 0.50% of the amount invested.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares at the applicable public offering price as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities, but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.


Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

        IN THE CASE OF BOOK ENTRY:

        Deliver through Depository Trust Co.
        Broker #2212
        Investors Bank & Trust Company
        For A/C EV Traditional Government Obligations Fund

        IN THE CASE OF PHYSICAL DELIVERY:

        Investors Bank & Trust Company
        Attention: EV Traditional Government Obligations Fund
        Physical Securities Processing Settlement Area
        89 South Street
        Boston, MA 02111

Investors who are contemplating an exchange of securities for shares of the Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities for Fund shares.

STATEMENT OF INTENTION AND ESCROW AGREEMENT. If the investor, on an application, makes a Statement of Intention to invest a specified amount over a thirteen-month period, then out of the initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified on the application shall be held in escrow by the escrow agent in the form of shares (computed to the nearest full share at the public offering price applicable to the initial purchase hereunder) registered in the investor's name. All income dividends and capital gain distributions on escrowed shares will be paid to the investor or to the investor's order. When the minimum investment so specified is completed, the escrowed shares will be delivered to the investor. If the investor has an accumulation account the shares will remain on deposit under the investor's account.

If total purchases under this Statement of Intention are less than the amount specified, the investor will promptly remit to the Principal Underwriter any difference between the sales charge on the amount specified and on the amount actually purchased. If the investor does not within 20 days after written request by the Principal Underwriter or the Authorized Firm pay such difference in sales charge, the escrow agent will redeem an appropriate number of the escrowed shares in order to realize such difference. Full shares remaining after any such redemption together with any excess cash proceeds of the shares so redeemed will be delivered to the investor or to the investor's order by the escrow agent.


If total purchases made under this Statement are large enough to qualify for a lower sales charge than that applicable to the amount specified, all transactions will be computed at the expiration date of this Statement to give effect to the lower charge. Any difference in sales charge will be refunded to the investor in cash, or applied to the purchase of additional shares at the lower charge if specified by the investor. This refund will be made by the Authorized Firm and by the Principal Underwriter. If at the time of the recomputation an Authorized Firm other than the original firm is placing the orders, the adjustment will be made only on those shares purchased through an Authorized Firm then handling the investor's account.


  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.

HOW TO REDEEM FUND SHARES

------------------------------------------------------------------------------


A SHAREHOLDER MAY REDEEM FUND SHARES IN ONE OF THREE WAYS -- BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per Fund share next computed after a redemption request is received in the proper form as described below.

REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a regulation of the Commission and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.

REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after the Principal Underwriter, as the Fund's agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

Within seven days after receipt of a redemption request in good order by the Transfer Agent, the Fund will make payment in cash for the net asset value of the shares as of the date determined above, reduced by any federal income tax required to be withheld. Although the Fund normally expects to make payment in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn by the Fund from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

If shares were recently purchased, the proceeds of a redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.

Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make additional purchases. However, no such redemption would be required by the Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares.

If shares have been purchased at net asset value with no initial sales charge by virtue of the purchase having been in the amount of $1 million or more and are redeemed within 12 months of purchase, a CDSC of 1% will be imposed on such redemption. (Such purchases made before January 1, 1997 will be subject to a CDSC of 0.50% in the event of certain redemptions made within 12 months of purchase.) If shares have been purchased at net asset value because the amount invested represents redemption proceeds from a mutual fund unaffiliated with Eaton Vance (as described under "How to Buy Fund Shares") and are redeemed within 12 months of purchase, a CDSC of 0.50% will be imposed on such redemption. The CDSC will be imposed on an amount equal to the lesser of the current market value or the original purchase price of the shares redeemed. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any distributions that have been reinvested in additional shares. In determining whether a CDSC is applicable to a redemption it will be assumed that redemptions are made first from any shares in the shareholder's account that are not subject to a CDSC. The CDSC will be retained by the Principal Underwriter.

The CDSC is waived for redemptions involving certain liquidation, merger or acquisition transactions involving other investment companies. If a shareholder reinvests redemption proceeds in accordance with the conditions set forth under "Eaton Vance Shareholder Services -- Reinvestment Privilege," the shareholder's account will be credited with the amount of any CDSC paid on such redeemed shares.


REPORTS TO SHAREHOLDERS

------------------------------------------------------------------------------

THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Fund's independent accountants. Shortly after the end of each calendar year, the Fund will furnish all shareholders with information necessary for preparing federal and state tax returns. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS

------------------------------------------------------------------------------

AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance of shares owned. The Fund will not issue share certificates except upon request.


At least quarterly, shareholders will receive a statement showing complete details of any transaction and the current balance in the account. THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR FIRST MORE to the Transfer Agent.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Fund's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.


SHARE OPTION -- Dividends and capital gains will be reinvested in additional shares.

INCOME OPTION -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

Cash Option -- Dividends and capital gains will be paid in cash.

The SHARE OPTION will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under federal income tax laws.

If the INCOME OPTION or CASH OPTION has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the SHARE OPTION until such time as the shareholder selects a different option.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.


"STREET NAME" ACCOUNTS. If shares of the Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another Authorized Firm or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an Authorized Firm, or transferring the account to another Authorized Firm, an investor wishing to reinvest distributions should determine whether the Firm which will hold the shares allows reinvestment of distributions in "street name" accounts.


THE EATON VANCE EXCHANGE PRIVILEGE

------------------------------------------------------------------------------


Shares of the Fund currently may be exchanged for shares of any of the following funds: Eaton Vance Cash Management Fund, Eaton Vance Income Fund of Boston, Eaton Vance Municipal Bond Fund L.P., Eaton Vance Tax Free Reserves and any fund in the Eaton Vance Traditional Group of Funds on the basis of the net asset value per share of each fund at the time of the exchange (plus, in the case of an exchange made within six months of the date of purchase of shares subject to an initial sales charge, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the shares being acquired). Exchange offers are available only in states where shares of the fund being acquired may be legally sold.


Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Fund does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.

Shares of the Fund which are subject to a CDSC may be exchanged into any of the above funds without incurring the CDSC. The shares acquired in an exchange may be subject to a CDSC upon redemption. For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in the exchange.


The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.


Shares of certain other funds for which Eaton Vance acts as investment adviser or administrator may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of the exchange (plus, in the case of an exchange made within six months of the date of purchase of shares subject to an initial sales charge, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the Fund shares being acquired). Any such exchange is subject to any restrictions or qualifications set forth in the current prospectus of any such fund.


Telephone exchanges are accepted by the Transfer Agent provided that the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES

------------------------------------------------------------------------------

THE FUND OFFERS THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the Fund as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of EV Traditional Government Obligations Fund may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.


BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from the shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.

STATEMENT OF INTENTION: Purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. See "How to Buy Fund Shares -- Statement of Intention and Escrow Agreement".

RIGHT OF ACCUMULATION: Purchases may qualify for reduced sales charges when the current market value of holdings (shares at current offering price), plus new purchases, reaches $50,000 or more. Shares of the Eaton Vance funds listed under "The Eaton Vance Exchange Privilege" may be combined under the Statement of Intention and Right of Accumulation.

WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks in an amount specified by the shareholder. A minimum deposit of $5,000 in shares is required. The maintenance of a withdrawal plan concurrently with purchases of additional shares would be disadvantageous because of the sales charge included in such purchases.


REINVESTMENT PRIVILEGE: A shareholder who has redeemed shares may reinvest at net asset value any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in shares of the Fund, or, provided that the shares redeemed have been held for at least 60 days, in shares of any of the other funds offered by the Principal Underwriter subject to an initial sales charge, provided that the reinvestment is effected within 60 days after such redemption and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by the fund the shares of which are to be purchased (or by such fund's transfer agent). The privilege is also available to shareholders of the funds listed under "The Eaton Vance Exchange Privilege" who wish to reinvest such redemption proceeds in shares of the Fund. If a shareholder reinvests redemption proceeds within the 60-day period, the shareholder's account will be credited with the amount of any CDSC paid on such redeemed shares. To the extent that any shares of the Fund are sold at a loss and the proceeds are reinvested in shares of the Fund (or other shares of the Fund are acquired) within the period beginning 30 days before and ending 30 days after the date of the redemption, some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.

TAX-SHELTERED RETIREMENT PLANS: Shares of the Fund are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the Principal Underwriter. This information should be read carefully and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the Principal Underwriter. Under all plans, distributions will be automatically reinvested in additional shares.


DISTRIBUTIONS AND TAXES

------------------------------------------------------------------------------


SUBSTANTIALLY ALL OF THE INVESTMENT INCOME ALLOCATED TO THE FUND BY THE PORTFOLIO, LESS THE FUND'S DIRECT AND ALLOCATED EXPENSES, WILL BE DECLARED DAILY AS A DISTRIBUTION TO FUND SHAREHOLDERS OF RECORD AT THE TIME OF THE DECLARATION AND WILL GENERALLY BE TAXABLE TO SHAREHOLDERS AS ORDINARY INCOME, WHETHER TAKEN IN CASH OR REINVESTED IN ADDITIONAL SHARES. Such distributions, whether taken in cash or reinvested in additional shares, will ordinarily be paid on the fifteenth day of each month or the next business day thereafter. Daily distribution crediting will commence on the business day after collected funds for the purchase of Fund shares are available at the Transfer Agent. Distributions from net short-term capital gains and certain net foreign exchange gains are taxable to shareholders as ordinary income, and distributions from net long-term capital gains designated as such by the Fund are taxable to shareholders as long-term capital gains, whether received in cash or reinvested in additional shares of the Fund and regardless of the length of time Fund shares have been owned by the shareholders. Gains or losses attributable to transactions by the Portfolio in options on securities, certain currency forward contracts, futures contracts and options on futures may be treated as 40% short-term and 60% long-term capital gains or losses or, in the case of certain of such transactions relating to foreign currencies, as ordinary income or loss for federal income tax purposes. The Portfolio may have to limit its activities in these transactions in order to enable the Fund to maintain its qualification as a regulated investment company.


The amount of the Fund's distributions will vary from time to time depending on general economic and market conditions, the composition of the Portfolio's investments, its current investment strategies and the operating expenses of the Fund and the Portfolio. While distributions will vary from time to time in response to the factors referred to above, the Fund's management will attempt to pursue a policy of maintaining a relatively stable monthly distribution payment to its shareholders. The distributions paid by the Fund during any particular period may be more or less than the amount of net investment income and net short-term capital gain actually earned by the Portfolio and allocated to the Fund during such period. The Portfolio has elected mixed straddle accounting under the Code for one or more designated classes of activities involving mixed straddles.


The Portfolio is required to accrue original issue discount on zero coupon and certain other securities and has elected to accrue market discount on debt obligations which are purchased at a market discount. While enhancing the Fund's current return, such accrual will also accelerate the Fund's recognition of interest income, distributions of which will be taxable as ordinary income. Furthermore, because the Fund seeks to stabilize monthly distribution payments and the Portfolio has elected mixed straddle accounting under the Code, it is possible that a portion of the Fund's aggregate distributions during any year will be treated as a return of capital for tax purposes, rather than taxable distributions of dividends or capital gains. The Fund will inform the shareholders after the end of each year what portion, if any, of such distributions constitutes a return of capital for tax purposes.

Sales charges paid upon a purchase of shares of the Fund cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquision of shares of the Fund or of another fund pursuant to the Fund's reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.


Shareholders will receive annually tax information notices and Forms 1099 to assist in the preparation of their federal and state tax returns for the prior calendar year's distributions, proceeds from the redemption or exchange of Fund shares, and federal income tax (if any) withheld by the Fund's Transfer Agent.

In order to qualify as a regulated investment company under the Code, the Fund must satisfy certain requirements relating to the sources of its income, the distribution of its income, and the diversification of its assets. In satisfying these requirements, the Fund will treat itself as owning its proportionate share of each of the Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.


As a regulated investment company under the Code, the Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders its net investment income and net realized capital gains in accordance with the timing requirements imposed by the Code. As a partnership under the Code, the Portfolio does not pay federal income or excise taxes.

Shareholders should consult with their tax advisers concerning the applicability of state, local or other taxes to an investment in the Fund.


PERFORMANCE INFORMATION

------------------------------------------------------------------------------



FROM TIME TO TIME, THE FUND MAY ADVERTISE ITS YIELD AND/OR AVERAGE ANNUAL TOTAL RETURN. The Fund's current yield is calculated by dividing the net investment income per share earned during a recent 30-day period by the maximum offering price per share of the Fund on the last day of the period and annualizing the resulting figure. The Fund's average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price (which includes the maximum sales charge) for specified periods, assuming reinvestment of all distributions. The Fund may also publish annual and cumulative total return figures from time to time.

The Fund may also furnish total return calculations based on investments at various sales charge levels or at net asset value. Any performance data which is based on the Fund's net asset value per share would be lower if a sales charge were taken into account. The Fund's performance may be compared in publications to the performance of various indices and investments for which reliable data is available, and to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.


Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's yield or total return for any prior period should not be considered as a representation of what an investment may earn or what the Fund's yield or total return may be in any future period.


The following chart reflects the annual investment returns of the Fund for one year periods ending December 31 and does not take into account any sales charge which investors may bear.


                  5 Year Average Annual Total Return -- 6.07%
                 10 Year Average Annual Total Return -- 7.81%

                         1987                      4.17%
                         1988                      7.47%
                         1989                     13.21%
                         1990                      8.96%
                         1991                     14.42%
                         1992                      5.29%
                         1993                      9.26%
                         1994                     (2.03%)
                         1995                     13.97%
                         1996                      4.52%

[logo]

EV TRADITIONAL
GOVERNMENT
OBLIGATIONS FUND

PROSPECTUS
MAY 1, 1997

EV TRADITIONAL GOVERNMENT
OBLIGATIONS FUND
24 FEDERAL STREET
BOSTON, MA 02110

-------------------------------------------------------------------------------
INVESTMENT ADVISER OF GOVERNMENT OBLIGATIONS PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

ADMINISTRATOR OF EV TRADITIONAL GOVERNMENT OBLIGATIONS FUND
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109

                                                                         T-GOP

                                    PART A
                     INFORMATION REQUIRED IN A PROSPECTUS


                            EATON VANCE SHORT-TERM
                                TREASURY FUND
--------------------------------------------------------------------------------


EATON VANCE SHORT-TERM TREASURY FUND (THE "FUND") IS A MUTUAL FUND SEEKING CURRENT INCOME AND LIQUIDITY, BY INVESTING EXCLUSIVELY IN U.S. TREASURY OBLIGATIONS. THE FUND IS A SERIES OF EATON VANCE MUTUAL FUNDS TRUST.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Fund involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.

This Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A Statement of Additional Information dated May 1, 1997 for the Fund, as supplemented from time to time, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone
(800) 225-6265). The Fund's investment adviser is Eaton Vance Management (the "Investment Adviser"), which is located at the same address.

--------------------------------------------------------------------------------
   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
   AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
   PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
   REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                                     PAGE                                                     PAGE
Shareholder and Fund Expenses .....................   2    How to Buy Fund Shares ............................   6
The Fund's Financial Highlights ...................   3    How to Redeem Fund Shares .........................   7
The Fund's Investment Objective ...................   4    Reports to Shareholders ...........................   8
Investment Policies and Risks .....................   4    The Lifetime Investing Account/Distribution Options   8
Organization of the Fund ..........................   5    The Eaton Vance Exchange Privilege ................   9
Management of the Fund ............................   5    Eaton Vance Shareholder Services ..................  10
Distribution Plan .................................   6    Distributions and Taxes ...........................  10
Valuing Fund Shares ...............................   6    Performance Information ...........................  11
--------------------------------------------------------------------------------------------------------------------

                         PROSPECTUS DATED MAY 1, 1997

SHAREHOLDER AND FUND EXPENSES
---------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
---------------------------------------------------------------------------------------------------------
Sales Charges Imposed on Purchases of Shares                                                       None
Sales Charges Imposed on Reinvested Distributions                                                  None
Fees to Exchange Shares                                                                            None

ANNUAL FUND OPERATING EXPENSES   (as a percentage of average daily net assets)
---------------------------------------------------------------------------------------------------------

Investment Adviser Fee (after fee reduction)                                                      0.17%
Rule 12b-1 Distribution Fees                                                                      0.25%
Other Expenses                                                                                    0.19%
                                                                                                  ----
    Total Operating Expenses (after reduction)                                                    0.61%
                                                                                                  ====
EXAMPLE                                                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
An investor would pay the following expenses on a $1,000
  investment, assuming (a) 5% annual return and (b) redemption at
  the end of each period:                                                $6         $20         $34         $76

NOTES:

The table and Example summarize the aggregate expenses of the Fund and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. Information for the Fund is based on its expenses for the most recent fiscal year. Absent a reduction of the Investment Adviser Fee, expenses of the Fund would have been the following percentage of average daily net assets: Investment Adviser Fee would have been 0.31% and Total Operating Expenses would have been 0.76%.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Federal regulations require the Example assume a 5% annual return, but actual return will vary. For further information regarding the expenses of the Fund, see "The Fund's Financial Highlights", "Management of the Fund" and "How to Redeem Fund Shares". A long-term shareholder in the Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. See "Distribution Plan".

The Fund's monthly advisory fee has two components, a fee based on daily net assets and a fee based on daily gross income, as set forth in the fee schedule on page 5.

THE FUND'S FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------
The following information should be read in conjunction with the audited financial statements that appear in the Fund's annual report to shareholders. The Fund's financial statements have been audited by Coopers & Lybrand independent accountants, as experts in accounting and auditing. The financial statements and the report of independent accountants are incorporated by reference into the Statement of Additional Information. Further information regarding the performance of the Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter.
------------------------------------------------------------------------------

                                                               YEAR ENDED DECEMBER 31,
                                  ---------------------------------------------------------------------------------
                                       1996          1995          1994          1993          1992          1991++
NET ASSET VALUE, beginning of
  year ............................   $61.43        $57.52        $55.58        $54.30         $52.64      $  50.18
                                      ------        ------        ------        ------         ------      --------
INCOME FROM OPERATIONS:
  Net investment income ...........   $ 2.88        $ 3.47        $ 1.80        $ 1.34         $ 1.61      $   2.15
  Net realized and unrealized
    gain (loss) on investments ....      --           0.44          0.14         (0.06)          0.05          0.31
                                      ------        ------        ------        ------         ------      --------
    Total income from
      operations ..................   $ 2.88        $ 3.91        $ 1.94        $ 1.28         $ 1.66      $   2.46
                                      ------        ------        ------        ------         ------      --------
LESS DISTRIBUTIONS:
  From net investment income ......   $(1.42)          --            --            --            --             --
                                      -------       ------        ------        ------         ------      --------
NET ASSET VALUE, end of year ......   $62.89        $61.43        $57.52        $55.58         $54.30      $  52.64
                                      ------        ------        ------        ------         ------      --------
TOTAL RETURN(1) ...................    4.69%         6.80%         3.49%         2.36%          3.15%         4.90%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year
   (000's omitted) ................  $2,004        $1,915        $1,175         $1,743         $4,917      $100,976
  Ratio of net expenses to
   average daily net assets*(2)....   0.61%         0.62%         0.84%          0.60%          0.60%         0.60%+
  Ratio of net expenses to
   average net assets after
   custodian fee reduction* .......   0.60%         0.60%                                                       --
  Ratio of net investment
   income to average daily net
   assets* ........................   4.65%         5.25%         2.97%          2.48%          3.01%         4.66%+

          *The operating expenses of the Fund reflect a reduction of the investment adviser fee and/or an allocation of expenses to the Investment Adviser. Had such action not been taken, net investment income per share and the ratios would have been as follows:

NET INVESTMENT INCOME PER SHARE ...  $ 2.80        $ 3.29        $ 1.56         $ 1.28         $ 1.56      $   2.07
                                     ======        ======        ======         ======         ======      ========

RATIOS (as a percentage of
 average daily net assets):
    Expenses(2) ...................    0.76%         0.87%         1.23%          0.70%          0.70%        0.78%+
                                     ======        ======        ======         ======         ======      ========

    Expenses after custodian
      fee reduction ...............    0.75%         0.87%
                                     ======        ======        ======         ======         ======      ========
    Net investment income .........    4.50%         4.98%         2.58%         2.38%          3.11%         4.49%+
                                     ======        ======        ======         ======         ======      ========

Note: Certain of the per share amounts have been computed using the average shares outstanding method.


  +Computed on an annualized basis.
 ++Period from the date of initial public offering, February 4, 1991, to December 31, 1991. For the period from the start of business, January 11, 1991, to February 3, 1991, net investment income aggregating $0.18 per share ($367) was earned by the Fund. The financial highlights for the period were audited by the Fund's previous auditors.

(1)Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.
(2)The expense ratios for the years ended December 31, 1996 and 1995 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended on or before December 31, 1994 have not been adjusted to reflect this change.

THE FUND'S INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------

Eaton Vance Short-Term Treasury Fund is a no-load diversified mutual fund which continuously offers its shares of beneficial interest to the public. The Fund's investment objective is to seek current income and liquidity. The Fund invests exclusively in U.S. Treasury obligations (bills, notes and bonds) with a remaining maturity of up to five years and will maintain a dollar weighted average portfolio maturity of not more than one year. The Fund provides shareholders ease of investment and redemption by allowing direct purchases, checkwriting, same-day wire purchases and redemptions, and access through broker-dealers. No commissions or redemption fees are charged on Fund purchases or redemptions.


INVESTMENT POLICIES AND RISKS
-------------------------------------------------------------------------------
The Fund invests exclusively in U.S. Treasury obligations with a remaining maturity of up to five years. U.S. Treasury obligations include the following (which differ in their interest rates, maturities and times of issuance): U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years). The Fund invests in U.S. Treasury notes and bonds only to the extent that their remaining maturity is five years or less. U.S. Treasury bills, notes and bonds, are supported by the full faith and credit of the United States.

The Fund will maintain a dollar weighted average portfolio maturity of not more than one year. In measuring the dollar weighted average portfolio maturity of the Fund, the Fund will use the concept of "duration." Duration represents the dollar weighted average maturity of expected cash flows (i.e., interest and principal payments) on one or more debt obligations, discounted to their present values. The duration of an obligation is generally equal to or less than its stated maturity and is related to the degree of volatility in the market value of the obligation. Maturity measures only the time until a debt security provides its final payment; it takes no account of the pattern of a security's payments over time. Duration takes both interest and principal payments into account and, thus, in the Investment Adviser's opinion, is a more accurate measure of a debt security's longevity.

The net asset value of the Fund's shares will change in response to interest rate fluctuations. When interest rates decline, the value of a portfolio primarily invested in debt securities can be expected to rise. Conversely, when interest rates rise, the value of a portfolio primarily invested in debt securities can be expected to decline. However, a shorter maturity is generally associated with a lower level of market value volatility. Accordingly, the Investment Adviser expects that the net asset value of the Fund's shares normally will fluctuate significantly less than that of a longer-term bond fund since the dollar weighted average portfolio maturity of the Fund will not exceed one year.

The Fund has adopted certain fundamental investment restrictions and policies which are enumerated in detail in the Statement of Additional Information and which may not be changed unless authorized by a shareholder vote. Except for such enumerated restrictions and policies, the investment objective and policies of the Fund are not fundamental policies and accordingly may be changed by the Trustees without obtaining the approval of the Fund's shareholders. The Trustees, however, intend to submit any material change in the investment objective to shareholders for their approval.

The shareholders have authorized the Fund to invest its assets in an open-end management investment company having substantially the same investment policies and restrictions as the Fund. The Board of Trustees, should it implement the new investment policy, would invest the assets of the Fund in the Short-Term Treasury Portfolio (the "Portfolio"). The Portfolio is a trust which, like the Fund, would be registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"). It is anticipated that the Fund, by investing its assets in the Portfolio, would be in a position to realize certain benefits from an increase in the size of the underlying investment portfolio. There can be no assurance that these anticipated benefits would be realized. This policy has not been implemented given the current asset size of the Fund and the lack of other investment vehicles available to invest in the Portfolio. Conversion to this two-tier investment structure may, however, become attractive in the future. This structure is commonly referred to as "master-feeder".

ORGANIZATION OF THE FUND
--------------------------------------------------------------------------------
THE FUND IS A DIVERSIFIED SERIES OF EATON VANCE MUTUAL FUNDS TRUST (THE "TRUST"), A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED MAY 7, 1984, AS AMENDED. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). Each share represents an equal proportionate beneficial interest in the Fund. When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares". There are no annual meetings of shareholders, but special meetings may be held as required by law to elect Trustees and consider certain other matters. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. Eaton Vance Management may be deemed a control person of the Fund because as of March 31, 1997 it was the record owner of approximately 81.07% of Fund shares.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
THE FUND ENGAGES EATON VANCE MANAGEMENT ("EATON VANCE") AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931. Eaton Vance or its affiliates act as investment adviser to investment companies and various individual and institutional clients with assets under management of over $17 billion. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities.
The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance. Michael
B. Terry has acted as the portfolio manager since January, 1991. He has been a Vice President of Eaton Vance since 1984.

Acting under the general supervision of the Board of Trustees of the Trust, Eaton Vance manages the Fund's investments and affairs. Under its investment advisory agreement with the Trust on behalf of the Fund, Eaton Vance receives a monthly advisory fee equal to the aggregate of: (a) a daily asset based fee computed by applying the annual asset rate applicable to that portion of the total daily net assets in each Category as indicated below, plus (b) a daily income based fee computed by applying the daily income rate applicable to that portion of the total daily gross income (which portion shall bear the same relationship to the total daily gross income on such day as that portion of the total daily net assets in the same Category bears to the total daily net assets on such day) in each Category as indicated below:

                                                                           ANNUAL           DAILY
CATEGORY          DAILY NET ASSETS                                         ASSET RATE       INCOME RATE
-------------------------------------------------------------------------------------------------------


1                 up to $20 million                                        0.150%           1.50%
2                 $20 million but less than $40 million                    0.200%           2.00%
3                 $40 million but less than $500 million                   0.250%           2.50%
4                 $500 million but less than $1 billion                    0.225%           2.25%
5                 $1 billion but less than $1.5 billion                    0.200%           2.00%
6                 $1.5 billion but less than $2 billion                    0.190%           1.90%
7                 $2 billion but less than $3 billion                      0.180%           1.80%
8                 $3 billion and over                                      0.170%           1.70%


Total daily gross income is the total investment income, exclusive of capital gains and losses and before deduction of expenses, earned each day by the Fund. As at December 31, 1996, the Fund had net assets of $2,003,887. For the fiscal year ended December 31, 1996, Eaton Vance would have earned, absent a fee reduction, advisory fees equivalent to 0.31% of the Fund's average daily net assets for such year.

Eaton Vance also furnishes for the use of the Fund office space and all necessary office facilities, equipment and personnel for servicing the investments of the Fund and has arranged for certain members of the Eaton Vance organization to serve without salary as officers or Trustees of the Trust. The Fund is responsible for the payment of all expenses other than those expressly stated to be payable by Eaton Vance under the investment advisory agreement or by the Principal Underwriter under the distribution agreement.

Most of the obligations which the Fund will acquire for its portfolio will normally be traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. In selecting firms which will execute Fund portfolio transactions Eaton Vance judges their professional ability and quality of service and uses its best efforts to obtain execution at prices which are advantageous to the Fund and at reasonably competitive spreads. Subject to the foregoing, Eaton Vance may consider sales of shares of the Fund or of other investment companies sponsored by Eaton Vance as a factor in the selection of firms to execute portfolio transactions. The Fund and Eaton Vance have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by the Fund) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes.

DISTRIBUTION PLAN
--------------------------------------------------------------------------------
In addition to advisory fees and other expenses, the Fund pays for certain expenses pursuant to a Distribution Plan (the "Plan") designed to meet the requirements of Rule 12b-1 under the 1940 Act. THE PLAN PROVIDES THAT THE FUND WILL PAY THE PRINCIPAL UNDERWRITER A QUARTERLY DISTRIBUTION FEE EQUAL TO .25%
ON AN ANNUAL BASIS OF THE FUND'S AVERAGE DAILY NET ASSETS. The Principal Underwriter may pay up to the entire amount of the distribution fee to financial service firms (including banking institutions) (an "Authorized
Firm") and their employees, or to employees of the Principal Underwriter and its affiliates for providing distribution services to the Fund or services to shareholders. During the fiscal year ended December 31, 1996, the Fund paid the Principal Underwriter distribution fees under the Plan equivalent to .25% of the Fund's average daily net assets for such year. To the extent that the distribution fee is not paid to Authorized Firms and other persons, the Principal Underwriter may use such fee for its expenses of distribution of Fund shares. If such fees exceed its expenses, the Principal Underwriter will realize a profit from these arrangements.

VALUING FUND SHARES
--------------------------------------------------------------------------------

THE FUND VALUES ITS SHARES TWICE EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, AT NOON AND AS OF THE CLOSE OF REGULAR TRADING ON THE EXCHANGE (NORMALLY 4:00 P.M. NEW YORK TIME). The Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Fund) in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the number of shares outstanding. Debt securities will normally be valued on the basis of market valuations provided by a pricing service. Other assets are valued at fair value using methods determined in good faith by the Trustees.


The net asset value so determined is effective for orders received by the Principal Underwriter prior to the next price determination. It is each Authorized Firm's responsibility to transmit orders promptly to the Principal Underwriter.


  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.

HOW TO BUY FUND SHARES
--------------------------------------------------------------------------------

SHARES OF THE FUND ARE SOLD WITHOUT A SALES CHARGE AT THE NET ASSET VALUE PER SHARE NEXT DETERMINED AFTER THE RECEIPT OF A PURCHASE ORDER AS DESCRIBED BELOW. The minimum initial purchase of shares is $5,000. Once an account has been established the investor may send additional investments of $500 or more at any time. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Fund reserves the right to reject an order for the purchase of its shares or to limit or suspend, without prior notice, the offering of its shares.

PURCHASES THROUGH AUTHORIZED FIRMS: Investors may purchase shares of the Fund through Authorized Firms, which include financial service firms with whom the Principal Underwriter has agreements.

BY MAIL: The Account Application form which accompanies this Prospectus should be completed, signed and mailed with a check, Federal Reserve Draft, or other negotiable bank draft, drawn on a U.S. bank and payable in U.S. dollars, to the order of Eaton Vance Short-Term Treasury Fund and mailed to the Fund's transfer agent (the "Transfer Agent"), First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123.

Additional purchases may be made at any time through the same mail procedure. (Please provide the shareholder name and account number.)

BY WIRE: Investors may also purchase shares by requesting their bank to transmit immediately available funds (Federal Funds) by wire to:

        ABA #011001438
        Federal Reserve Bank of Boston
        A/C Investors Bank & Trust Company
        Further Credit Eaton Vance Short-Term Treasury Fund
        A/C # [Insert your account number -- see below]


Upon making an initial investment by wire, you must first telephone the Fund Order Department at 800-225-6265 (extension 3) to advise of your action and to be assigned an account number. Failure to call will delay the order. The Account Application form which accompanies this Prospectus must be promptly forwarded to the Transfer Agent, at the above address. Additional investments may be made at any time through the same wire procedure. The Fund Order Department must be advised by telephone of each transmission.

Transactions in the U.S. Treasury obligations in which the Fund invests require immediate settlement in Federal Funds. The Fund intends at all times to be as fully invested as is feasible in order to maximize its earnings. Accordingly, purchase orders will be executed at the net asset value next determined after their receipt by the Fund only if the Fund has received payment in cash or in Federal Funds. If remitted in other than the foregoing manner, such as by money order or personal check, purchase orders will be executed as of the close of business on the second Boston business day after receipt. Information on how to procure a Federal Reserve Draft or transmit Federal Funds by wire is available at banks. A bank may charge a fee for these services.

In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than $5,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below under "How to Redeem Fund Shares."

HOW TO REDEEM FUND SHARES
--------------------------------------------------------------------------------
A SHAREHOLDER MAY REDEEM FUND SHARES IN SEVERAL WAYS. The redemption price will be based on the net asset value per Fund share next computed after a redemption request is received in the proper form as described below.

REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a Commission regulation and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.

CHECKWRITING: Shareholders with uncertified shares may redeem shares by check. Boston Safe Deposit and Trust Company ("Boston Safe") will provide such shareholders with special forms of checks drawn on Boston Safe. These checks may be made payable by the shareholder to the order of any person in any amount of $500 or more. A shareholder will continue to be entitled to distributions paid on shares until the check is presented to Boston Safe for payment. If the amount of the check is greater than the value of the shares held in the shareholder's account, for which the Fund has collected payment, the check will be returned and the shareholder may be subject to extra charges. The shareholder will be required to execute signature cards and will be subject to Boston Safe's rules and regulations governing such checking accounts. There is no charge to shareholders for this service. This service may be terminated or suspended at any time by the Fund or Boston Safe.

WIRE TRANSFER TO A BANK ACCOUNT: Shareholders with uncertified shares (for which the Fund has collected payment) who have given complete written authorization in advance may request that redemption proceeds of $1,000 or more be wired directly to their bank account. The bank designated may be any bank in the United States. The request may be made by letter or telephone to the Fund Order Department at 800-225-6265 (extension 3). Proceeds of redemption requests received before noon on any business day will be wired that same day, if so requested by the shareholder. Redemption requests received between noon and 4:00 p.m. on any business day will be processed at 4:00 p.m. and the proceeds will be wired on the next business day. The shareholder may be required to pay any costs of such transaction; however, no such costs are currently charged. The Fund may suspend or terminate the expedited payment procedure upon at least 30 days.

REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after the Principal Underwriter, as the Fund's agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

Payment will normally be made by check within one business day after receipt of the redemption request and must, in any event, be made within seven days of such receipt, unless expedited payment has been authorized by the Fund after request by the shareholder.

If shares were recently purchased by check, the proceeds of redemption (or repurchase) will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. The value of shares redeemed or repurchased may be more or less than their cost depending on portfolio performance during the period they were owned. Redemptions and repurchases of shares are taxable events on which shareholders may realize a gain or a loss.

REPORTS TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Fund's independent accountants. Shortly after the end of each calendar year, the Fund will furnish its shareholders with information necessary for preparing federal and state tax returns.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance of shares owned. The Fund will not issue share certificates except upon request.

At least quarterly shareholders will receive a statement showing complete details of any transaction and the current share balance in the account. THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $500 OR MORE to the Transfer Agent.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Fund's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.

Share Option -- Dividends and capital gains will be reinvested in additional shares.

Income Option -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

Cash Option -- Dividends and capital gains will be paid in cash.

The Share Option will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under federal income tax laws.

If the Income Option or Cash Option has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the Share Option until such time as the shareholder selects a different option.


"STREET NAME" ACCOUNTS. If shares of the Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another Authorized Firm or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an Authorized Firm, or transferring the account to another Authorized Firm, an investor wishing to reinvest distributions should determine whether the Authorized Firm which will hold the shares allows reinvestment of distributions in "street name" accounts.

THE EATON VANCE EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------
Shares of the Fund currently may be exchanged for shares of Eaton Vance Cash Management Fund on the basis of the next determined net asset value per share of each fund after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Exchange offers are available only in states where shares of Eaton Vance Cash Management Fund may be legally sold. The prospectus for Eaton Vance Cash Management Fund describes its investment objective and policies, and shareholders should obtain a prospectus and consider the objective and policies carefully before requesting an exchange.


Each exchange must involve shares with an aggregate net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Fund does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.


Telephone exchanges are accepted by the Transfer Agent provided that the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must retain the same registration. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.

EATON VANCE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

THE FUND OFFERS THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the Fund as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $5,000 minimum investment has been made, checks of $500 or more payable to the order of Eaton Vance Short-Term Treasury Fund may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.

TAX-SHELTERED RETIREMENT PLANS: Shares of the Fund are available for purchase in connection with certain tax-sheltered retirement plans: Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the Principal Underwriter. This information should be read carefully and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the Principal Underwriter. Under all plans, distributions will be automatically reinvested in additional shares.

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------
The Fund has elected to be treated, has qualified and intends to continue to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute a sufficient amount of its investment company taxable income so as to effect such qualification. The Fund may also distribute part or all of its net investment income and realized capital gains in accordance with the timing requirements imposed by the Code, so as to reduce or avoid federal income or excise tax to the Fund.


The Fund distributes its net investment income and capital gains to shareholders as dividends annually to the extent required for the Fund to qualify as a regulated investment company under the Code and generally to avoid federal income or excise tax to the Fund. Under current law, the Fund intends on its tax return to treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Fund is required to distribute as dividends to shareholders in order for the Fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and defer the recognition of taxable income by such shareholders. However, since the amount of any undistributed income will be reflected in the value of the Fund's shares, the total return on a shareholder's investment will not be reduced as a result of the Fund's distribution policy. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

Distributions of taxable net investment income are taxable to shareholders as ordinary income, whether paid in cash or additional shares of the Fund. Capital gains, if any, realized by the Fund on sales of investments during the Fund's taxable year, which ends on December 31, will be offset by any capital loss carryovers and will usually be distributed after the close of such taxable year, in compliance with the distribution requirements of the Code. Distributions from net long-term capital gain included therein are taxable to shareholders as such, whether paid in cash or reinvested in additional shares of the Fund and regardless of the length of time Fund shares have been owned by the shareholder. Distributions from net short-term capital gain included therein are taxable to shareholders as ordinary income, whether paid in cash or reinvested in additional shares of the Fund. Certain distributions declared by the Fund in October, November or December and paid the following January will be taxable to shareholders as if received on December 31 of the year in which they are declared. Shareholders should consult their own tax advisors with respect to special tax rules, such as Section 1258 of the Code, that may apply in their particular situations.


Shareholders will receive one or more Forms 1099 to assist in the preparation of their federal and state tax returns for the prior calendar year's distributions, proceeds from the redemption or exchange of Fund shares, and federal income tax (if any) withheld by the Transfer Agent.

As a regulated investment company under the Code, the Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders its net investment income and net realized capital gains in accordance with the timing requirements imposed by the Code. For the taxable year ended December 31, 1996, the Fund did not incur any federal income or excise taxes although it may incur such taxes in the future if management determines that retention of some income or gains is appropriate. Under current law, provided that the Fund qualifies as a regulated investment company for federal income tax purposes, the Fund is not liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts. The Fund incurred no state tax liability in respect of its taxable year ended December 31, 1996.

STATE, LOCAL AND FOREIGN TAXES
Distributions of the Fund which are derived from interest on obligations of the U.S. Government will be exempt from personal and/or corporate income taxes in most states. The Fund will inform shareholders of the proportion of its distributions which are derived from interest on such obligations. Shareholders should consult their tax advisers concerning the applicability of state, local, or other taxes to an investment in the Fund.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

FROM TIME TO TIME, THE FUND MAY ADVERTISE ITS YIELD AND/OR AVERAGE ANNUAL TOTAL RETURN. The Fund's current yield is calculated by dividing the net investment income per share earned during a recent 30-day period by the maximum offering price per share (net asset value) of the Fund on the last day of the period and annualizing the resulting figure. Yield should not be considered the equivalent of dividends. The Fund's average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price (net asset value) for specified periods ending with the most recent calendar quarter, assuming reinvestment of all distributions. The average annual total return calculation assumes a complete redemption of the investment. The Fund may also publish annual and cumulative total return figures from time to time.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's current yield or total return for any prior period should not be considered a representation of what an investment may earn or what the Fund's yield or total return may be in any future period. If the expenses of the Fund are paid by Eaton Vance, the Fund's performance will be higher.

[Logo]
EATON VANCE
===============
   Mutual Funds



EATON VANCE

SHORT-TERM

TREASURY FUND


PROSPECTUS


MAY 1, 1997






EATON VANCE SHORT-TERM
TREASURY FUND
24 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------
INVESTMENT ADVISER
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand, L.L.P., One Post Office Square, Boston, MA 02109

                                                                             TYP

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        May 1, 1997


                       EATON VANCE CASH MANAGEMENT FUND
                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265

    This Statement of Additional Information consists of two parts. Part I provides information about Eaton Vance Cash Management Fund (the "Fund"), Cash Management Portfolio (the "Portfolio") and certain other series of Eaton Vance Mutual Funds Trust (the "Trust"). Part II provides information solely about the Fund. Where appropriate, Part I includes cross-references to the relevant sections of Part II that provide additional, Fund-specific information. This Statement of Additional Information is sometimes referred to herein as the "SAI."

                              TABLE OF CONTENTS
                                                                          Page

                                    PART I

Additional Information about Investment Policies ......................     2
Investment Restrictions ...............................................     4
Trustees and Officers .................................................     5
Investment Adviser and Administrator ..................................     7
Custodian .............................................................     9
Service for Withdrawal ................................................    10
Determination of Net Asset Value ......................................    10
Calculation of Yield Quotations .......................................    11
Taxes .................................................................    11
Portfolio Security Transactions .......................................    12
Other Information .....................................................    13
Independent Accountants ...............................................    14
Financial Statements ..................................................    15
Appendix ..............................................................    16

                                   PART II
Fees and Expenses .....................................................   a-1
Investment Restrictions ...............................................   a-1
Principal Underwriter .................................................   a-1
Yield Information .....................................................   a-2
Control Persons and Principal Holders of Securities ...................   a-2

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED MAY 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

                     STATEMENT OF ADDITIONAL INFORMATION
                                    PART I

    This Part I provides information about the Fund, certain other series of the Trust and the Portfolio. Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Fund's Prospectus. The Fund is subject to the same investment policies as those of the Portfolio. The Fund currently seeks to achieve its objective by investing in the Portfolio.

               ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES


MONEY MARKET INSTRUMENTS. The Portfolio will invest only in those U.S. dollar denominated money market securities and corporate obligations determined by the Trustees of the Portfolio to present minimal credit risks and which are at the time of acquisition rated by the requisite number of nationally recognized statistical rating organizations in one of the two highest applicable rating categories or, in the case of an instrument not so rated, of comparable quality as determined by the Trustees. At such time or times as the Trustees deem appropriate and in the best interests of the Portfolio, assets of the Portfolio may be invested in certificates of deposit of federally insured banks and/or U.S. Government and agency obligations. The Portfolio intends to limit its investments to money market instruments maturing in 397 calendar days or less and to maintain a dollar-weighted average maturity of not more than 90 days. In addition, Rule 2a-7 promulgated under the 1940 Act provides that the Portfolio (so long as it uses the amortized cost method of valuing its securities or holds itself out to investors as a money market fund) may not acquire a Second Tier Security (as defined in the Rule) if, immediately after such acquisition: (a) more than 5% of its total assets (taken at amortized cost) would be invested in securities which, when acquired by the Portfolio (either initially or upon any subsequent rollover) were Second Tier Securities; or (b) more than the greater of 1% of its total assets (taken at amortized cost) or $1,000,000 would be invested in securities issued by a single issuer which, when acquired by the Portfolio (either initially or upon any subsequent rollover) were Second Tier Securities.

    The Portfolio may invest in U.S. Government money market obligations, which are debt securities issued or guaranteed by the U.S. Treasury, including bills, certificates of indebtedness, notes and bonds, or by an agency or instrumentality of the U.S. Government established under the authority of an act of Congress. Not all U.S. Government obligations are backed by the full faith and credit of the United States. For example, securities issued by the Federal Farm Credit Bank or by the Federal National Mortgage Association are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances. Securities issued by the Tennessee Valley Authority are supported only by the credit of the agency. There is no guarantee that the U.S. Government will support these types of securities, and therefore they involve more risk than "full faith and credit" government obligations.


OBLIGATIONS OF U.S. AND FOREIGN BANKS. Investments may be made in U.S. dollar-denominated time deposits, certificates of deposit and bankers' acceptances of U.S. banks and their branches located outside of the U.S., of U.S. branches of foreign banks, and foreign branches of foreign banks. The Portfolio may also invest in U.S. dollar-denominated securities issued or guaranteed by other domestic or foreign issuers, including domestic and foreign corporations or other business organizations, foreign governments and foreign government agencies or instrumentalities, and domestic and foreign financial institutions, including but not limited to savings and loan institutions, insurance companies, mortgage bankers and real estate investment trusts, as well as banks.

    The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of portfolio securities may be held outside of the U.S. and the Portfolio may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks.

    The obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.

    The obligations of foreign issuers also involve certain additional risks, including the risks of adverse political, social and economic developments, the imposition of withholding taxes on interest income, seizure or nationalization of foreign deposits, exchange controls, and the adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing and financial reporting requirements comparable to those applicable to domestic issuers.

    In connection with its investments in bank obligations and instruments secured thereby, the Portfolio will invest in certificates of deposit and bankers' acceptances if they are obligations of a domestic bank or a savings and loan association having total assets of $1,000,000,000 or more.

REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. The Portfolio may enter into a repurchase agreement with respect to any security in which the Portfolio is authorized to invest even though the underlying security matures in more than 397 calendar days. Other than for federal tax purposes, whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been definitively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Portfolio in connection with bankruptcy proceedings), it is the policy of the Portfolio to enter into repurchase agreements only with those member banks of the Federal Reserve System and primary dealers in U.S. Government securities whose creditworthiness has been reviewed and found satisfactory by the Investment Adviser.

REVERSE REPURCHASE AGREEMENTS. The Portfolio may also enter into reverse repurchase agreements, although as of the date of this SAI there was no intention to do so. Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Portfolio expects that it will enter into reverse repurchase agreements when it is able to invest the cash so acquired at a rate higher than the cost of the agreement, which would increase the income earned by the Portfolio. The Portfolio could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio instruments.

    When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio's assets. As a result, such transactions may increase fluctuations in the market value of the Portfolio's assets (although not affecting the amortized cost value of its assets used in determining the Fund's net asset value per share). While there is a risk that large fluctuations in the market value of the Portfolio's assets could affect the Fund's net asset value per share, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the Portfolio's Investment Adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Portfolio reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund's yield.

    While BMR does not consider reverse repurchase agreements to involve a traditional borrowing of money, reverse repurchase agreements will be included within the aggregate limitation on "borrowings" contained in the Fund's investment restriction (3) set forth below. The Portfolio does not intend to purchase securities for investment while temporary borrowings (described in the investment restriction (3) set forth below) in excess of 5% of its total assets are outstanding.


LENDING OF PORTFOLIO SECURITIES. The Portfolio may seek to increase its income by lending portfolio securities. Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System, and the Commission, such loans may be made to member firms on the Exchange, and would be required to be secured continuously by collateral in cash or cash equivalents maintained on a current basis at an amount equal to the market value of the securities loaned. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on five days' notice. During the existence of a loan, the Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive the interest on investment of the collateral. The Portfolio would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Portfolio's management to be of good standing, and when, in the judgment of the Portfolio's management, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. Securities lending involves administration expenses, including finders' fees. If the management of the Portfolio determines to make securities loans, it is not intended that the value of the securities loaned would exceed 30% of the Portfolio's total assets, or that the payments received on such loans, including amounts received during the existence of a loan on account of interest and dividends on the securities loaned, would exceed in the aggregate 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless counsel for the Portfolio determines that such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies.

ASSET COVERAGE REQUIREMENTS. Transactions involving reverse repurchase agreements expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns cash or liquid securities with a value sufficient at all times to cover its potential obligations. The Portfolio will comply with the regulations and policies promulgated by the Commission regarding asset coverage for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.

    Assets held in a segregated account cannot be sold while the position requiring segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to segregated accounts could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

OTHER INVESTMENT POLICIES. Although the Portfolio usually intends to hold securities purchased until maturity, at which time they will be redeemable at their full principal value plus accrued interest, it may, at times, engage in short-term trading to attempt to take advantage of yield variations in the short-term market. The Portfolio may also sell portfolio securities prior to maturity based on a revised evaluation of the creditworthiness of the issuer or to meet redemptions of Fund shares. In the event there are unusually heavy redemption requests due to changes in interest rates or otherwise, the Portfolio may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. However, the Portfolio believes that its ability to borrow funds to accommodate redemption requests may mitigate in part the necessity for such portfolio sales during these periods.


    The rate of return to shareholders of the Fund will vary with the general levels of interest rates applicable to the money market instruments in which the Portfolio invests on behalf of the Fund. The rate will also be affected by the level of the Fund's operating expenses, which expenses (because of expenditures under its distribution plan) are expected to be higher than those of most other money market funds.

                           INVESTMENT RESTRICTIONS

    The Portfolio has adopted the following fundamental investment restrictions that cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio, which as used in this SAI means the lesser of (a) 67% of the outstanding voting securities of the Portfolio present or represented by proxy at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented at the meeting or (b) more than 50% of the outstanding voting securities of the Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act. Whenever the Trust is requested to vote on a change in the fundamental investment restrictions of the Portfolio, the Trust will hold a meeting of Fund shareholders and will cast its vote as instructed by the shareholders. Accordingly, the Portfolio will not:

    (1) With respect to 75% of its total assets, invest more than 5% of its total assets taken at current market value in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and except securities of other investment companies;

    (2) Purchase securities on margin;

    (3) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;

    (4) Underwrite securities issued by other persons;

    (5) Purchase any securities which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of issuers having their principal business activities in the same industry, provided that there is no limitation in respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or in certificates of deposit or bankers' acceptances and provided further, that for purposes of this limitation, finance companies as a group, banks and bank holding companies as a group and utility companies as a group will not be considered single industries;

    (6) Buy or sell real estate, commodities, or commodity contracts unless acquired as a result of ownership of securities; or

    (7) Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements or (c) lending portfolio securities.

    For the fundamental policies of the Fund, see "Investment Restrictions" in
Part II.


    The Fund and the Portfolio have each adopted the following investment policies which may be changed with respect to the Fund by the Trustees of the Trust without approval of the Fund's shareholders or with respect to the Portfolio by the Trustees of the Portfolio without the approval of the Fund or its other investors. As a matter of nonfundamental policy, neither the Fund nor the Portfolio may: (a) purchase or retain securities of any issuer if 5% of the issuer's securities are owned by those officers and Trustees of the Portfolio or the investment adviser of the Portfolio who own individually more than 1/2 of 1% of the issuer's securities; (b) make short sales except where, because of ownership of other securities, it has the right to obtain securities equivalent in kind and amount to those sold; (c) write or purchase or sell any put or call options or combinations thereof; or (d) knowingly purchase a security which is subject to legal or contractual restrictions on resale or for which there is no readily available market or enter into a repurchase agreement maturing in more than seven days if, as a result thereof, more than 10% of its total assets (taken at current value) would be invested in such securities. (The Portfolio may not be able to liquidate such securities when deemed most advantageous.) Securities determined to be liquid by the Board of Trustees of the Trust or the Portfolio, or its delegate, pursuant to procedures adopted by the Trustees shall not be subject to restriction (d).


                            TRUSTEES AND OFFICERS


    The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Investment Adviser, BMR, a wholly-owned subsidiary of Eaton Vance; of Eaton Vance's parent, Eaton Vance Corp. ("EVC"); and of BMR's and Eaton Vance's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Those Trustees who are "interested persons" of the Trust or the Portfolio, as defined in the 1940 Act, by virtue of their affiliation with BMR, Eaton Vance, EVC or EV, are indicated by an asterisk(*).


                   TRUSTEES OF THE TRUST AND THE PORTFOLIO


M. DOZIER GARDNER (63), President and Trustee*
Vice Chairman of BMR, Eaton Vance, EVC and EV, and a Director of EVC and EV.
  Director, Trustee and officer of various investment companies managed by Eaton Vance or BMR.

JAMES B. HAWKES (55), Vice President and Trustee*
President and Chief Executive Officer of BMR, Eaton Vance, EVC and EV, and a
  Director of EVC and EV. Director, Trustee and officer of various investment companies managed by Eaton Vance or BMR.

DONALD R. DWIGHT (66), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company); Chairman of the Board of Newspapers of New England, Inc. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

SAMUEL L. HAYES, III (62), Trustee
Jacob H. Schiff, Professor of Investment Banking at Harvard University
  Graduate School of Business Administration. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration,
  Soldiers Field Road, Boston, Massachusetts 02163

NORTON H. REAMER (61), Trustee
President and Director, United Asset Management Corporation (a holding company owning institutional investment management firms); Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

JOHN L. THORNDIKE (70), Trustee
Former Director of Fiduciary Company Incorporated. Director or Trustee of
  various investment companies manged by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110

JACK L. TREYNOR (67), Trustee
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by  Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274


                   OFFICERS OF THE TRUST AND THE PORTFOLIO


WILLIAM H. AHERN, JR. (37), Vice President of the Trust
Assistant Vice President of Eaton Vance and BMR. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Ahern was elected Vice President of the Trust on June 19, 1995.

MICHAEL B. TERRY (54), Vice President
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

JAMES L. O'CONNOR (52), Treasurer
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

THOMAS OTIS (65), Secretary
Vice President and Secretary of BMR, Eaton Vance, EVC and EV. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (61), Assistant Treasurer and Assistant Secretary
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (34), Assistant Secretary
Assistant Vice President of BMR, Eaton Vance and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. State Regulations Supervisor, The Boston Company (1991-1993). Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary of the Trust and the Portfolio on March 27, 1995.

JOHN P. RYNNE (54), Assistant Secretary of the Trust
Corporate Controller and Vice President of EVC. Vice President of Eaton Vance,
  EVD and BMR, and Treasurer of Energex Energy Corporation. Mr. Rynne was elected Assistant Secretary of the Trust on June 19, 1995.

ERIC G. WOODBURY (39), Assistant Secretary
Vice President of Eaton Vance since February 1993; formerly, associate at
  Dechert, Price & Rhoads. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodbury was elected Assistant Secretary of the Trust and the Portfolio on June 19, 1995.

    Messrs. Hayes (Chairman), Reamer and Thorndike are members of the Special Committee of the Board of Trustees of the Trust and of the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund and the Portfolio, including investment advisory (Portfolio only), administrative services, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund, the Portfolio or investors therein.

    The Nominating Committee of the Board of Trustees of the Trust and the Portfolio is comprised of four Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The Committee has four-year staggered terms, with one member rotating off the Committee to be replaced by another noninterested Trustee. The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.

    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent accountants, and reviewing matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Trust and of the Portfolio.

    Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees" Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Trust nor the Portfolio has a retirement plan for its Trustees.

    The fees and expenses of the noninterested Trustees of the Trust and the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. For the compensation earned by the noninterested Trustees, see "Fees and Expenses" in Part II.


                     INVESTMENT ADVISER AND ADMINISTRATOR


    The Portfolio engages BMR as investment adviser pursuant to an Investment Advisory Agreement dated April 29, 1994. BMR or Eaton Vance acts as investment adviser to investment companies and various individual and institutional clients with combined assets under management of over $17 billion.


    Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. They maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment-grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division covers stocks ranging from blue chip to emerging growth companies.


    Eaton Vance and its affiliates act as adviser to over 150 mutual funds, and individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts. Eaton Vance mutual funds feature international equities, domestic equities, tax-free municipal bonds, and U.S. government and corporate bonds. Lloyd George Management has advised Eaton Vance's international equity funds since 1992. Founded in 1991, Lloyd George is headquartered in Hong Kong with offices in London and Mumbai, India. It has established itself as a leader in investment management in Asian equities and other global markets. Lloyd George features an experienced team of investment professionals that began working together in the mid-1980s. Lloyd George analysts cover East Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Mumbai. Together Eaton Vance and Lloyd George manage over $18 billion in assets. Eaton Vance mutual funds are distributed by the Principal Underwriter both within the United States and offshore.

    The Principal Underwriter believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your short- and long-term financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can help you decide when to buy, sell or persevere with your investments. A professional investment representative can provide you with tailored financial advice.

    BMR manages the investments and affairs of the Portfolio subject to the supervision of the Portfolio's Board of Trustees. BMR furnishes to the Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires BMR to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the BMR organization and all personnel of BMR performing services relating to research and investment activities. The Portfolio is responsible for all expenses not expressly stated to be payable by BMR under the Investment Advisory Agreement, including, without implied limitation, (i) expenses of maintaining the Portfolio and continuing its existence, (ii) registration of the Portfolio under the 1940 Act, (iii) commissions, fees and other expenses connected with the acquisition, holding and disposition of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale and redemption of interests in the Portfolio, (viii) expenses of registering and qualifying the Portfolio and interests in the Portfolio under federal and state securities laws and of preparing and printing registration statements or other offering statements or memoranda for such purposes and for distributing the same to investors, and fees and expenses of registering and maintaining registrations of the Portfolio and of the Portfolio's placement agent as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to investors and of meetings of investors and proxy solicitations therefor, (x) expenses of reports to governmental officers and commissions,
(xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Portfolio (including without limitation safekeeping of funds, securities and other investments, keeping of books, accounts and records, and determination of net asset values, book capital account balances and tax capital account balances), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, investor servicing agents and registrars for all services to the Portfolio, (xv) expenses for servicing the accounts of investors, (xvi) any direct charges to investors approved by the Trustees of the Portfolio, (xvii) compensation and expenses of Trustees of the Portfolio who are not members of BMR's organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any obligation of the Portfolio to indemnify its Trustees, officers and investors with respect thereto to the extent not covered by insurance.

    For a description of the compensation that the Portfolio pays BMR under the Investment Advisory Agreement, see the Fund's current Prospectus. As at December 31, 1996, the Portfolio had net assets of $191,660,070. For the fiscal years ended December 31, 1996 and 1995 and for the period from the start of business, May 2, 1994, to December 31, 1994, the Portfolio paid BMR advisory fees of $939,313, $965,361 and $597,131, respectively (equivalent to 0.50% (annualized) of the Portfolio's average daily net assets for each such period).

    The Investment Advisory Agreement with BMR continues in effect from year to year for so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that BMR may render services to others. The Agreement also provides that BMR shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

    As indicated in the Prospectus, Eaton Vance serves as administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under its agreement with the Fund, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish for the use of the Fund office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

    The Fund pays all of its own expenses including, without limitation, (i) expenses of maintaining the Fund and continuing its existence, (ii) its pro rata share of the Trust's registration under the 1940 Act, (iii) commissions, fees and other expenses connected with the purchase or sale of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale, repurchase and redemption of shares, (viii) expenses of registering and qualifying the Fund and its shares under Federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund's principal underwriter, if any, as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor, (x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues,
(xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Fund (including without limitation safekeeping of funds, securities and other investments, keeping of books and accounts and determination of net asset values), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (xv) expenses for servicing shareholder accounts, (xvi) any direct charges to shareholders approved by the Trustees of the Trust, (xvii) compensation and expenses of Trustees of the Trust who are not members of the Eaton Vance organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Trust to indemnify its Trustees and officers with respect thereto, to the extent not covered by insurance.

    BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR and Eaton Vance are both Massachusetts business trusts, and EV is the trustee of BMR and Eaton Vance. The Directors of EV are Landon T. Clay, M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot and Ralph Z. Sorenson. Mr. Clay is chairman, Mr. Gardner is vice chairman and Mr. Hawkes is president and chief executive officer of EVC, BMR, Eaton Vance and EV. All of the issued and outstanding shares of Eaton Vance and EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust which expires on December 31, 1997, the Voting Trustees of which are Messrs. Clay, Gardner, Hawkes, Rowland and Thomas
E. Faust, Jr. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers or officers and Directors of EVC and EV. As of April 30, 1997, Messrs. Clay, Gardner and Hawkes each owned 24% of such voting trust receipts, and Messrs. Rowland and Faust owned 15% and 13%, respectively, of such voting trust receipts. Messrs. Gardner, Hawkes and Otis are officers or Trustees of the Fund and/or the Portfolio and are members of the EVC, BMR, Eaton Vance and EV organizations. Messrs. Ahern, Murphy, O'Connor, Rynne, Terry and Woodbury and Ms. Sanders, are officers of the Trust and/or the Portfolio and are also members of the BMR, Eaton Vance and EV organizations.

    EVC owns all of the stock of Energex Energy Corporation, which engages in oil and gas exploration and development. In addition, Eaton Vance owns all of the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC also owns 22% of the Class A shares of Lloyd George Management (B.V.I.) Limited, a registered investment adviser. EVC owns all of the stock of Fulcrum Management, Inc. and MinVen, Inc., which are engaged in precious metal mining venture investment and management. EVC, BMR, Eaton Vance and EV may also enter into other businesses.

    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Fund and the Portfolio, IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.


                                  CUSTODIAN


    IBT acts as custodian for the Fund and the Portfolio. IBT has the custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of all the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund, and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Fund and the Portfolio. IBT charges fees which are competitive within the industry. A portion of the fee relates to custody, bookkeeping and valuation services and is based upon a percentage of Fund and Portfolio net assets and a portion of the fee relates to activity charges, primarily the number of portfolio transactions. These fees are then reduced by a credit for cash balances of the particular investment company at the custodian equal to 75% of the 91-day, U.S. Treasury Bill auction rate applied to the particular investment company's average daily collected balances for the week. Landon T. Clay, a Director of EVC and an officer, Trustee or Director of other entities in the Eaton Vance organization, owns approximately 13% of the voting stock of Investors Financial Services Corp., the holding company parent of IBT. Management believes that such ownership does not create an affiliated person relationship between the Fund or the Portfolio and IBT under the 1940 Act. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the Commission, for which it receives a separate fee.


                            SERVICE FOR WITHDRAWAL


    The Transfer Agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder (see "Eaton Vance Shareholder Services -- Withdrawal Plan" in the Fund's current Prospectus) based upon the value of the shares held. The checks will be drawn from share redemptions and hence, although they are a return of principal, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.


                       DETERMINATION OF NET ASSET VALUE


    The Fund and the Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The valuation of the instruments held by the Portfolio at amortized cost is permitted in accordance with Rule 2a-7 under the 1940 Act (the "Rule") and certain procedures established by the Trustees of the Trust and the Portfolio thereunder.


    The amortized cost of an instrument is determined by valuing it at cost originally and thereafter accreting any discount or amortizing any premium from its face value at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although the amortized cost method provides certainty in valuation, it may result at times in determinations of value that are higher or lower than the price the Portfolio would receive if the instruments were sold. Consequently, changes in the market value of instruments held by the Portfolio during periods of rising or falling interest rates will not be reflected either in the computation of net asset value of the Portfolio or in the daily computation of its net investment income.

    The procedures of the Fund and the Portfolio are designed to facilitate, to the extent reasonably possible, the maintenance of the Fund's price per share, as computed for the purpose of distribution and redemption of shares, at $1.00. These procedures include review of the Portfolio's holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the Portfolio's net asset value calculated by using readily available market quotations deviates from the valuation based on amortized cost, and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing interest holders. In the event the Trustees determine that such a deviation exists, they will take such corrective action as they consider to be necessary or appropriate, which action could include the sale of instruments held by the Portfolio prior to maturity (to realize capital gains or losses); the shortening of average portfolio maturity; withholding dividends; redemption of shares in kind; or establishing a net asset value per share by using readily available market quotations.

    Since the net investment income of the Fund is declared as a dividend each time such income is determined, the net asset value per share of the Fund remains at $1.00 per share immediately after such determination and dividend declaration. It is expected that the Fund's net investment income will be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, default by an issuer of a portfolio security, or for any other reason the net investment income of the Portfolio determined at any time is a negative amount, the Portfolio will offset such amount allocable to each then interest holder's account from dividends accrued with respect to such account. If at the time of payment of a dividend (either at the regular dividend payment date, or, in the case of an interest holder who is withdrawing all or substantially all of its interest in an account, at the time of redemption), such negative amount exceeds an interest holder's accrued dividends, the Portfolio will reduce the interest by treating the interest holder as having contributed to the capital of the Portfolio that amount of its interest which represents the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in the Fund.

    Should the Portfolio incur or anticipate any unusual or unexpected significant expense, loss or depreciation which would affect disproportionately the Fund's net investment income for a particular period, the Trustees would at that time consider whether to adhere to its daily dividend policy or to revise it in the light of the then prevailing circumstances. Such expenses, losses or depreciation may nevertheless result in a shareholder's receiving no dividends for the period during which the shares are held and in receiving upon redemption a price per share lower than the purchase price of such shares.

                       CALCULATION OF YIELD QUOTATIONS

    From time to time, the Fund quotes a current yield based on a specific seven calendar day period which is calculated by first dividing the net change in the value of an account having a balance of one share at the beginning of the period by the value of the account at such time to determine the seven day base period return, and then multiplying such return by 365/7 with the resulting yield figure carried to at least the nearest hundredth of one percent. The net change in account value is determined by the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but does not include any realized gains or losses from the sales of securities or any unrealized appreciation or depreciation on portfolio securities. In addition to the current yield, the Fund also quotes an effective yield based on a specific seven day period, carried to at least the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective yield = [(Base period return +1)365/7]-1.

    Yields will fluctuate from time to time and are not necessarily representative of future results. A shareholder should remember that yield is a function of the type and quality of the instruments held by the Portfolio. For information concerning the current and effective yield of the Fund, see "Yield Information" in Part II.

                                    TAXES


    Each series of the Trust is treated as a separate entity for federal income tax purposes. In order to qualify each year as a regulated investment company ("RIC") under the Code, the Fund intends to satisfy certain requirements relating to sources of income, diversification of assets, and distribution of income and gains. So long as the Fund qualifies as a RIC for tax purposes, it will not be subject to federal income tax on income and gains paid to shareholders in the form of dividends. In the unlikely event that the Fund fails to so qualify, it would be subject to federal income tax at corporate rates and all distributions from earnings and profits would be taxable to shareholders as ordinary income. In order to requalify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.


    Because the Fund invests substantially all of its assets in the Portfolio, the Portfolio also intends to satisfy the source of income and diversification requirements under the Code. The Portfolio will allocate at least annually to each investor its distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit. The Portfolio will make allocations to the Fund and will make moneys available for withdrawal at times and in amounts sufficient to enable the Fund to satisfy the distribution requirements under the Code.

    If the Fund fails to distribute substantially all of its ordinary income and capital gain net income on a current basis, plus any retained amounts from the preceding year, the Fund will be subject to a 4% federal excise tax on the undistributed amounts. The Fund may treat distributions paid in January but declared in October, November or December of the preceding year as paid by the Fund on December 31 of that preceding year. As a result, shareholders must report such distributions on their federal income tax returns for the preceding year.

    The Portfolio may be subject to foreign withholding taxes with respect to investments in certain foreign securities. The Fund will not be eligible to pass through to shareholders their proportionate share of foreign taxes paid by the Portfolio and allocated to the Fund. However, such taxes may be deducted from the Fund's net investment income.

    If a shareholder sells, redeems or otherwise disposes of Fund shares at a loss within six months of purchase, such loss will be treated as long-term capital loss to the extent of any long-term capital gain dividends received. In addition, all or a portion of any loss realized in the event of a sale, redemption or other disposition of Fund shares will be disallowed if the shareholder purchases other Fund shares within 30 days of the disposition (before or after).

    The Fund may be required by federal law to withhold and remit to the U.S. Treasury 31% of the dividends and other distributions paid to any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number (generally the individual's social security number), who has underreported dividends or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The Fund is also generally required to withhold on certain distributions made to non-resident aliens and foreign entities.

    Special tax rules apply to Individual Retirement Accounts ("IRAs"), tax-exempt organizations and to other special classes of shareholders including foreign shareholders. All shareholders should consult their own tax advisers with respect to the foreign, U.S. federal, state and local tax consequences of investing in the Fund.

                       PORTFOLIO SECURITY TRANSACTIONS

    Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR. BMR is also responsible for the execution of transactions for all other accounts managed by it.

    BMR places the portfolio security transactions of the Portfolio and of all other accounts managed by it for execution with many firms. BMR uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Portfolio and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the commission or spread, if any. The money market instruments purchased and sold by the Portfolio are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers and banks acting for their own accounts rather than as brokers and the Portfolio may also acquire such investments directly from the issuers. Firms acting for their own account attempt to profit from such transactions by buying at one price and selling at a higher price, and the difference between such prices is customarily referred to as the spread which generally is not disclosed. While it is anticipated that the Portfolio will not pay significant brokerage commissions in connection with such portfolio security transactions, on occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Portfolio will incur a brokerage commission. Although spreads or commissions paid on portfolio security transactions will, in the judgment of BMR, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Portfolio and BMR's other clients for providing brokerage and research services to BMR.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of overall responsibilities which BMR and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the compensation should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice of the investment advisory industry for the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, BMR receives Research Services from many broker-dealer firms with which BMR places the Portfolio transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.


    Subject to the requirement that BMR shall use its best efforts to seek to execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, BMR is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance. This policy is not inconsistent with a rule of the National Association of Securities Dealers, Inc. (the "NASD"), which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by BMR or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of such other accounts simultaneously, BMR will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where BMR reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the BMR organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

    During the fiscal year ended December 31, 1996, the purchases and sales of portfolio investments were with the issuer or with major dealers in money market instruments acting as principal. The cost of securities purchased from underwriters includes a disclosed, fixed underwriting commission or concession, and the prices for which securities are purchased from and sold to dealers usually include an undisclosed dealer mark-up or mark-down. For the fiscal years ended December 31, 1996 and 1995 and for the period from the start of business, May 2, 1994, to December 31, 1994, the Portfolio paid no brokerage commissions on portfolio security transactions.


                              OTHER INFORMATION

    The Trust changed its name from Eaton Vance Government Obligations Trust on July 10, 1995. On September 1, 1995, the Fund was reorganized as a series of the Trust. Prior thereto, the Fund was a series of Eaton Vance Liquid Assets Trust. Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" in the Fund's name and may use the words "Eaton Vance" or "EV" in other connections and for other purposes.

    As permitted by Massachusetts law, there will normally be no meeting of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold and may appoint successor Trustees.


    The Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Trust or any series or class thereof may be terminated by:
(1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or
(2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the Trust's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is extremely remote.


    In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interests have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.


    The Portfolio's Declaration of Trust provides that the Portfolio will terminate 120 days after the complete withdrawal of the Fund or any other investor in the Portfolio, unless either the remaining investors, by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consented to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolio as a partnership for federal income tax purposes.

    The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.


                           INDEPENDENT ACCOUNTANTS

    Coopers and Lybrand L.L.P., One Post Office Square, Boston, Massachusetts, are the independent accountants for the Fund and the Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Commission.

                             FINANCIAL STATEMENTS


    The audited financial statements of, and the report of independent accountants for, the Funds and the Portfolio appear in the Funds' most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

    Registrant incorporates by reference the audited financial information for the Funds and the Portfolio listed below for the fiscal year ended December 31, 1996 as previously filed electronically with the Commission:

                       Eaton Vance Cash Management Fund
                        Eaton Vance Liquid Assets Fund
                        Eaton Vance Money Market Fund
                          Cash Management Portfolio
                    (Accession  No. 0000928816-97-000050)

                                   APPENDIX

                       MOODY'S INVESTORS SERVICE, INC.
                   DESCRIPTION OF RATINGS OF CORPORATE DEBT

MOODY'S SHORT-TERM DEBT RATINGS

    Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

    Moody's employs three designations, all judged to be investment grade, to indicate the relative repayment ability of issuers. The two highest designations are as follows:

    PRIME-1 -- Issuers (or supporting institutions) rated Prime-1 or (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

    o   Leading market positions in well-established industries.
    o   High rates of return on funds employed.
    o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
    o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
    o Well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME-2 -- Issuers (or supporting institutions) rated Prime-2 or (P-2) have a strong ability for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MOODY'S BOND RATINGS

    Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

                       STANDARD & POOR'S RATINGS GROUP
                   DESCRIPTION OF RATINGS OF CORPORATE DEBT

S&P'S COMMERCIAL PAPER RATLNGS
    A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

    Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. The two highest rating categories are as follows:

    "A-1" This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to Possess extremely strong safety characteristics are denoted with a plus sign ( + ) designation.

    "A-2" Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

S&P'S CORPORATE DEBT RATINGS
    AAA -- Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

    AA -- Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

    Note: The AA rating may be modified by the addition of a plus or minus sign to show the relative standing within this category.

                       DUFF & PHELPS CREDIT RATING CO.
                   DESCRIPTION OF RATINGS OF CORPORATE DEBT

DUFF & PHELPS COMMERCLAL PAPER RATLNGS
    Duff & Phelps' commercial paper ratings are consistent with the short-term rating criteria utilized by money market participants. The ratings, in effect, apply to all obligations with maturities (when issued) or under one year.

    The distinguishing feature of Duff & Phelps' commercial paper ratings is the refinement of the traditional "1" category. The majority of commercial paper issuers carry the highest short-term rating yet significant quality differences within that tier do exist. As a consequence, Duff & Phelps has incorporated gradations of "1+ " (one plus) and "1-" (one minus), to assist investors in recognizing those differences. The Duff 2 and Duff 3 categories have not been similarly refined but could be at some later date.

CATEGORY 1: TOP GRADE
    DUFF 1+ -- Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

    DUFF 1 -- Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

    DUFF 1- -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

CATEGORY 2: GOOD GRADE
    DUFF 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing internal funds needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

DUFF & PHELPS' BOND RATINGS
    AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

    AA+ AA Aa -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                        FITCH INVESTORS SERVICE, INC.
                   DESCRIPTION OF RATINGS OF CORPORATE DEBT

FITCH'S SHORT-TERM DEBT RATINGS
    Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

    The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

    Fitch short-term ratings are as follows:

    F-1+ -- Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

    F-1 -- Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

    F-2 -- Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

FITCH'S INVESTMENT GRADE BOND RATINGS
    AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

    AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future development, short-term debt of these issuers is generally rated "F-1+".

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EATON VANCE CASH MANAGEMENT FUND. The Fund became a series of the Trust on September 1, 1995.

                              FEES AND EXPENSES


INVESTMENT ADVISER
    Prior to the close of business April 29, 1994, (when the Fund transferred substantially all of its assets to the Portfolio in exchange for an interest in the Portfolio), the Fund retained Eaton Vance as its investment adviser. For the period from January 1, 1994, to May 1, 1994, the Fund paid Eaton Vance advisory fees of $180,479 (equivalent to .50% (annualized) of the Fund's average daily net assets for such period).

TRUSTEES
    The fees and expenses of the noninterested Trustees of the Trust and of the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended December 31, 1996, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund, the Portfolio and the funds in the Eaton Vance fund complex(1):

                            AGGREGATE          AGGREGATE     TOTAL COMPENSATION
                           COMPENSATION       COMPENSATION     FROM TRUST AND
  NAME                      FROM FUND        FROM PORTFOLIO     FUND COMPLEX
  ----                      ---------        --------------     ------------
  Donald R. Dwight             $696              $2,101           $145,000(2)
  Samuel L. Hayes, III          628               2,270            157,500(3)
  Norton H. Reamer              620               2,180            145,000
  John L. Thorndike             641               2,308            150,000(4)
  Jack L. Treynor               686               2,299            150,000
--------------
(1) The Eaton Vance fund complex consists of 212 registered investment companies or series thereof.
(2) Includes $45,000 of deferred compensation.
(3) Includes $20,429 of deferred compensation.
(4) Includes $28,125 of deferred compensation.


                           INVESTMENT RESTRICTIONS

    The Fund and the Portfolio have adopted the same fundamental investment restrictions which are enumerated in detail in Part I of this SAI. The Fund's investment restrictions are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund.

    Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. When so invested, the Fund's investment restrictions shall be construed to be consistent with those of the Portfolio, to the extent applicable.

                            PRINCIPAL UNDERWRITER


    Although the Fund generally distributes its own shares, the Fund has entered into a Distribution Contract with the Principal Underwriter, a wholly-owned subsidiary of Eaton Vance, to permit the Fund to distribute its shares through the Principal Underwriter when in the opinion of the Trustees it will be in the best interest of the Fund to do so. Shares of the Fund may be purchased directly from the Fund except in those states where they are distributed through the Principal Underwriter.

    Under the Distribution Agreement with the Principal Underwriter, the Trust, on behalf of the Fund has agreed to pay all fees and expenses in connection with the registration of its shares with the Commission as well as fees and expenses in connection with registering and maintaining registrations of the Fund and of its shares under the various state "blue-sky" laws. The Principal Underwriter pays all expenses of preparing, printing and distributing advertising and sales literature and all prospectuses and shareholders' reports used in the distribution of Fund shares. The Contract provides that the Principal Underwriter will accept orders at net asset value only, as no sales commission or load is charged to the investor. The Distribution Contract is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party, and is automatically terminated upon assignment.


    The Fund reserves the right to suspend or limit the offering of shares to the public at any time.

                              YIELD INFORMATION


    The Fund's annualized current and effective yields for the seven-day period ending December 31, 1996 were 4.86% and 4.98%, respectively.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of March 31, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of March 31, 1997, Eaton Vance Distributors, Inc., Boston, MA 02110 was the record owner of approximately 21.5% of the outstanding shares of the Fund and Saturn & Co., a nominee of Investors Bank & Trust Company, was the record owner of approximately 30.9% of the outstanding shares of the Fund, which it held on behalf of its custody and trust clients. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

[Logo]
EATON VANCE
===============
   Mutual Funds



EATON VANCE

CASH MANAGEMENT

FUND


STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 1997





EATON VANCE CASH
MANAGEMENT FUND
24 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------
INVESTMENT ADVISER OF CASH MANAGEMENT PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

ADMINISTRATOR OF EATON VANCE CASH MANAGEMENT FUND
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111

TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand, L.L.P., One Post Office Square, Boston, MA 02109

                                                                          CMSAI

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        May 1, 1997


                        EATON VANCE LIQUID ASSETS FUND
                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265

    This Statement of Additional Information consists of two parts. Part I provides information about Eaton Vance Liquid Assets Fund (the "Fund"), Cash Management Portfolio (the "Portfolio") and certain other series of Eaton Vance Mutual Funds Trust (the "Trust"). Part II provides information solely about the Fund. Where appropriate, Part I includes cross-references to the relevant sections of Part II that provide additional, Fund-specific information. This Statement of Additional Information is sometimes referred to herein as the "SAI".

                              TABLE OF CONTENTS                           Page
                                    PART I
Additonal Information about Investment Policies .....................       2
Investment Restrictions .............................................       4
Trustees and Officers ...............................................       5
Investment Adviser and Administrator ................................       7
Custodian ...........................................................       9
Service for Withdrawal ..............................................      10
Determination of Net Asset Value ....................................      10
Calculation of Yield Quotations .....................................      11
Taxes ...............................................................      11
Portfolio Security Transactions .....................................      12
Other Information ...................................................      13
Independent Accountants .............................................      14
Financial Statements ................................................      15
Appendix ............................................................      16

                                   PART II
Fees and Expenses ...................................................     a-1
Investment Restrictions .............................................     a-1
Principal Underwriter ...............................................     a-2
Distribution Plan ...................................................     a-2
Yield Information ...................................................     a-3
Control Persons and Principal Holders of Securities .................     a-3


    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED MAY 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

    FOR EDGAR FILING PURPOSES ONLY: REGISTRANT INCORPORATES BY REFERENCE FOR EATON VANCE LIQUID ASSETS FUND THE PART I FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION OF EATON VANCE CASH MANAGEMENT FUND CONTAINED IN THIS AMENDMENT.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EATON VANCE LIQUID ASSETS FUND. The Fund became a series of the Trust on September 1, 1995.

                              FEES AND EXPENSES


INVESTMENT ADVISER
    Prior to the close of business, April 29, 1994 (when the Fund transferred substantially all of its assets to the Portfolio in exchange for an interest in the Portfolio), the Fund retained Eaton Vance as its investment adviser. For the period from January 1, 1994, to May 1, 1994, the Fund paid Eaton Vance advisory fees of $80,319 (equivalent to 0.50% (annualized) of the Fund's average daily net assets for such period).

DISTRIBUTION PLAN
    During the fiscal year ended December 31, 1996, the Principal Underwriter received approximately $169,000 in CDSCs imposed on early redeeming shareholders. These CDSC payments reduced Uncovered Distribution Charges under the Plan. As at December 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $2,080,000 (which amount was equivalent to 10.4% of the Fund's net assets on such day). For the fiscal year ended December 31, 1996, the Fund made service fee payments under the Plan aggregating $83,422, of which $81,801 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

TRUSTEES
    The fees and expenses of the noninterested Trustees of the Trust and of the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Trust or the Portfolio). During the fiscal year ended December 31, 1996, the noninterested Trustees of the Trust and the Portfolio earned the following compensation, in their capacities as Trustees from the Fund, the Portfolio and the funds in the Eaton Vance fund complex(1):

                              AGGREGATE       AGGREGATE     TOTAL COMPENSATION
                            COMPENSATION    COMPENSATION      FROM TRUST AND
             NAME             FROM FUND    FROM PORTFOLIO      FUND COMPLEX
             ----             ---------    --------------      ------------
    Donald R. Dwight             $35           $2,101            $145,000(2)
    Samuel L. Hayes, III          31            2,270             157,500(3)
    Norton H. Reamer              31            2,180             145,000
    John L. Thorndike             32            2,308             150,000(4)
    Jack L. Treynor               34            2,299             150,000
----------
(1) The Eaton Vance fund complex consists of 212 registered investment companies or series thereof.
(2) Includes $45,000 of deferred compensation.
(3) Includes $20,429 of deferred compensation.
(4) Includes $28,125 of deferred compensation.


                           INVESTMENT RESTRICTIONS

    The following investment restrictions are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund. Accordingly, the Fund will not:

    (1) With respect to 75% of its total assets, invest more than 5% of its total assets taken at current market value in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer other than obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and except securities of other investment companies. The 5% restriction does not apply to or limit the Fund's investments in certificates of deposit, bankers' acceptances or time deposits of banking and thrift institutions;

    (2) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

    (3) Borrow money or issue senior securities, except as permitted by the 1940 Act;

    (4) Underwrite securities issued by other persons, except insofar as it may technically be deemed to be an underwriter under the Securities Act of 1933 in selling or disposing of a portfolio security;

    (5) Purchase any security if, as a result of such purchase, more than 25% of the Fund's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry; provided that there is no limitation with respect to (a) investments by the Fund in certificates of deposit, bankers' acceptances or time deposits of banking and thrift institutions or (b) obligations issued or guaranteed by the
U. S. Government or any of its agencies or instrumentalities; and provided further that banking and thrift institutions and their holding companies as a group, finance companies as a group and utility companies as a group will not be considered single industries;

    (6) Purchase or sell real estate, although it may purchase and sell securities which are secured by interests in real estate and securities of issuers which invest or deal in real estate;

    (7) Purchase or sell physical commodities or contracts for the repurchase or sale of physical commodities; or

    (8) Make loans to other persons, except by (a) the acquisition of money market instruments, debt securities and other obligations in which the Fund is authorized to invest in accordance with its investment objective and policies,
(b) entering into repurchase agreements and (c) lending its portfolio securities.

    Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. When so invested, the Fund's investment restrictions shall be construed to be consistent with those of the Portfolio, to the extent applicable.

                            PRINCIPAL UNDERWRITER


    Under the Distribution Agreement the Principal Underwriter acts as principal in selling shares of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. In addition, the Fund makes payments to the Principal Underwriter pursuant to its Distribution Plan as described in the Fund's current Prospectus; the provisions of the plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Fund's Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding voting securities of the Fund or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold.


                              DISTRIBUTION PLAN


    The Distribution Plan (the "Plan") is described in the Prospectus and is designed to meet the requirements of Rule 12b-1 under the 1940 Act and the NASD Rule.

    On June 14, 1993, the Fund revised the Plan to provide that all CDSCs will be paid to the Fund whenever there exist no outstanding uncovered distribution charges of the Principal Underwriter with the Principal Underwriter being entitled to receive all CDSCs paid or payable with respect to any day on which there exist outstanding uncovered distribution charges.

    The amount of uncovered distribution charges of the Principal Underwriter is computed daily. Briefly, such charges are equivalent to all unpaid sales commissions and distribution fees to which the Principal Underwriter would be entitled under the original plan less all CDSCs theretofore paid to the Principal Underwriter. The amount of uncovered distribution charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of Fund shares, the nature of such sales (i.e., whether they result from exchange transactions or from cash sales through Authorized Firms), the level and timing of redemptions of Fund shares upon which a CDSC will be imposed, the level and timing of redemptions of Fund shares upon which no CDSC will be imposed (including redemptions involving exchanges of Fund shares pursuant to the exchange privilege which result in a reduction of uncovered distribution charges) and changes in the level of the net assets of the Fund. Periods with a high level of sales of Fund shares accompanied by a low level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to increase the time during which there will exist uncovered distribution charges of the Principal Underwriter.

    The Plan continues in effect from year to year for so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office. The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Fund and the Trustees. So long as the Plan is in effect, the selection and nomination of noninterested Trustees shall be committed to such Trustees. The Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.


                              YIELD INFORMATION


    The Fund's annualized current and effective yields for the seven-day period ended December 31, 1996 were 4.96% and 5.09%, respectively.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of March 31, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of March 31, 1997, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 10.4% of the outstanding shares of the Fund, which it held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

[Logo]
EATON VANCE
===============
   Mutual Funds



EATON VANCE

LIQUID ASSETS FUND
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL

INFORMATION


MAY 1, 1997






EATON VANCE
LIQUID ASSETS FUND
24 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------
INVESTMENT ADVISER OF CASH MANAGEMENT PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

ADMINISTRATOR OF EATON VANCE LIQUID ASSETS FUND
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand, L.L.P., One Post Office Square, Boston, MA 02109

                                                                          LXSAI

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        May 1, 1997


                        EATON VANCE MONEY MARKET FUND
                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265

    This Statement of Additional Information consists of two parts. Part I provides information about Eaton Vance Money Market Fund (the "Fund"), Cash Management Portfolio (the "Portfolio") and certain other series of Eaton Vance Mutual Funds Trust (the "Trust"). Part II provides information solely about the Fund. Where appropriate, Part I includes cross-references to the relevant sections of Part II that provide additional, Fund-specific information. This Statement of Additional Information is sometimes referred to herein as the "SAI".

                                TABLE OF CONTENTS                       Page
                                     PART I

Additional Information about Investment Policies ................         2
Investment Restrictions .........................................         4
Trustees and Officers ...........................................         5
Investment Adviser and Administrator ............................         7
Custodian .......................................................         9
Service for Withdrawal ..........................................         9
Determination of Net Asset Value ................................        10
Calculation of Yield Quotations .................................        10
Taxes ...........................................................        11
Portfolio Security Transactions .................................        12
Other Information ...............................................        13
Independent Accountants .........................................        15
Financial Statements ............................................        15
Appendix ........................................................        16


                                     PART II
Fees and Expenses ...............................................       a-1
Investment Restrictions .........................................       a-1
Principal Underwriter ...........................................       a-2
Distribution Plan ...............................................       a-2
Yield Information ...............................................       a-4
Control Persons and Principal Holders of Securities .............       a-4


    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED MAY 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

    FOR EDGAR FILING PURPOSES ONLY: REGISTRANT INCORPORATES BY REFERENCE FOR EATON VANCE MONEY MARKET FUND THE PART I FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION OF EATON VANCE CASH MANAGEMENT FUND CONTAINED IN THIS AMENDMENT.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EATON VANCE MONEY MARKET FUND. The Fund became a series of the Trust on September 1, 1995.

                              FEES AND EXPENSES


ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I of this SAI, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal year ended December 31, 1996 and for the period from the start of business, April 5, 1995, to December 31, 1995, $8,579 and $17,405 of expenses related to the operation of the Fund were allocated to the Administrator.

DISTRIBUTION PLAN
    During the fiscal year ended December 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $75,367 on sales of shares of the Fund. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $186,355 and the Principal Underwriter received approximately $284,000 in CDSCs imposed on early redeeming shareholders. These sales commissions and CDSC payments reduced Uncovered Distribution Charges under the Plan. As of December 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $2,714,000. During the fiscal year ended December 31, 1996, the Fund made service fee payments under the Plan aggregating $13,086, of which $13,062 was paid to Authorized Firms and the balance of which was paid to the Principal Underwriter.

PRINCIPAL UNDERWRITER
    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the fiscal year ended December 31, 1996, the Fund paid the Principal Underwriter $627.50 for repurchase transactions handled by the Principal Underwriter.

TRUSTEES
    The fees and expenses of the noninterested Trustees of the Trust and of the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended December 31, 1996, the noninterested Trustees of the Trust and the Portfolio earned the following compensation, in their capacities as Trustees from the Fund, the Portfolio and the funds in the Eaton Vance fund complex(1):

                               AGGREGATE       AGGREGATE     TOTAL COMPENSATION
                             COMPENSATION    COMPENSATION      FROM TRUST AND
                NAME           FROM FUND    FROM PORTFOLIO      FUND COMPLEX
                ----           ---------    --------------      ------------
    Donald R. Dwight              $35           $2,101            $145,000(2)
    Samuel L. Hayes, III           31            2,270             157,500(3)
    Norton H. Reamer               31            2,180             145,000
    John L. Thorndike              32            2,308             150,000(4)
    Jack L. Treynor                34            2,299             150,000
----------
(1) The Eaton Vance fund complex consists of 212 registered investment companies or series thereof.
(2) Includes $45,000 of deferred compensation.
(3) Includes $20,429 of deferred compensation.
(4) Includes $28,125 of deferred compensation.

                           INVESTMENT RESTRICTIONS

    Certain investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund. Accordingly, the Fund will not:


    (1) With respect to 75% of its total assets, invest more than 5% of its total assets taken at current market value in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer other than obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and except securities of other investment companies. The 5% restriction does not apply to or limit the Fund's investments in certificates of deposit, bankers' acceptances or time deposits of banking and thrift institutions;

    (2) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

    (3) Borrow money or issue senior securities, except as permitted by the Investment Company Act of 1940;

    (4) Underwrite securities issued by other persons, except insofar as it may technically be deemed to be an underwriter under the Securities Act of 1933 in selling or disposing of a portfolio security;

    (5) Purchase any security if, as a result of such purchase, more than 25% of the Fund's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry; provided that there is no limitation with respect to (a) investments by the Fund in certificates of deposit, bankers' acceptances or time deposits of banking and thrift institutions or (b) obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; and provided further that banking and thrift institutions and their holding companies as a group, finance companies as a group and utility companies as a group will not be considered single industries;

    (6) Purchase or sell real estate, although it may purchase and sell securities which are secured by interests in real estate and securities of issuers which invest or deal in real estate;

    (7) Purchase or sell physical commodities or contracts for the repurchase or sale of physical commodities; or

    (8) Make loans to other persons, except by (a) the acquisition of money market instruments, debt securities and other obligations in which the Fund is authorized to invest in accordance with its investment objective and policies,
(b) entering into repurchase agreements and (c) lending its portfolio securities.

    Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. When so invested, the Fund's investment restrictions shall be construed to be consistent with those of the Portfolio, to the extent applicable.

                            PRINCIPAL UNDERWRITER


    Under the Distribution Agreement the Principal Underwriter acts as principal in selling shares of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. In addition, the Fund makes payments to the Principal Underwriter pursuant to its Distribution Plan as described in the Fund's current Prospectus; the provisions of the plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Fund's Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding voting securities of the Fund or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold.


                              DISTRIBUTION PLAN


    The Plan is designed to meet the requirements of Rule 12b-1 under the 1940 Act and the sales charge rule of the NASD. The purpose of the Plan is to compensate the Principal Underwriter for its distribution services and facilities provided to the Fund.

    The Plan provides that the Fund will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) the Fund will pay the Principal Underwriter amounts representing (i) sales commissions equal to 6.25% of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in the Wall Street Journal to the outstanding balance of uncovered distribution charges (as described below) of the Principal Underwriter.

    The amount payable by the Fund to the Principal Underwriter pursuant to the Plan as sales commissions and distribution fees with respect to each day will be accrued on such day as a liability of the Fund and will accordingly reduce the Fund's net assets upon such accrual, all in accordance with generally accepted accounting principles. The amount payable by the Fund on each day is limited to 1/365 of .75% of the Fund's net assets on such day. The level of the Fund's net assets changes each day and depends upon the amount of sales and redemptions of Fund shares, the changes in the value of the investments held by the Portfolio, the expenses of the Fund and the Portfolio accrued and allocated to the Fund on such day, income on portfolio investments of the Portfolio accrued and allocated to the Fund on such day, and any dividends and distributions declared on Fund shares. The Fund does not accrue possible future payments as a liability of the Fund or reduce the Fund's current net assets in respect of unknown amounts which may become payable under the Plan in the future because the standards for accrual of such a liability under accounting principles have not been satisfied.

    The Plan provides that the Fund will receive all CDSCs and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding uncovered distribution charges of the Principal Underwriter. CDSCs and accrued amounts will be paid by the Fund to the Principal Underwriter whenever there exist Uncovered Distribution Charges.

    In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid and payable under the Plan by the Fund to the Principal Underwriter and CDSCs theretofore paid or payable to the Principal Underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding uncovered distribution charges with respect to such day. The amount of outstanding uncovered distribution charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of uncovered distribution charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of Fund shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of Fund shares upon which a CDSC will be imposed, the level and timing of redemptions of Fund shares upon which no CDSC will be imposed (including redemptions involving exchanges of Fund shares pursuant to the exchange privilege which result in a reduction of uncovered distribution charges), changes in the level of the net assets of the Fund, and changes in the interest rate used in the calculation of the distribution fee under the Plan. Periods with a high level of sales of Fund shares accompanied by a low level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to increase the time during which there will exist uncovered distribution charges of the Principal Underwriter.

    Currently, payments of sales commissions and distribution fees and of service fees may equal .90% of the Fund's average daily net assets per annum. For actual payments made by the Fund and the outstanding uncovered distribution charges of the Principal Underwriter, see "Fees and Expenses -- Distribution Plan" in this Part II. The Fund believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the Prinicpal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plan through an increase in the Fund's assets (thereby increasing the advisory fee payable to BMR by the Portfolio) resulting from sales of Fund shares and through the amounts paid to the Principal Underwriter, including CDSCs, pursuant to the Plan. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts theretofore received by the Principal Underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Fund.

    The Plan continues in effect from year to year for so long as such continuance is approved at least annually by the vote of both a majority of
(i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plan and Distribution Agreement may be terminated at any time by vote of a majority of the Rule 12b-1 Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. The Plan, requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Fund and the Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees.

    The Trustees of the Trust believe that the Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefited and will continue to benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plan will compensate the Principal Underwriter for its services and expenses in distributing shares of the Fund. Service fee payments made to the Principal Underwriter and Authorized Firms under the Plan provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.


                              YIELD INFORMATION


    The Fund's annualized and current effective yields for the seven-day period ended December 31, 1996 were 3.85% and 3.93%, respectively.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of March 31, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of March 31, 1997, BR&R Investment Company LLC, Baton Rouge, LA was the record owner of approximately 10.6% of the outstanding shares of the Fund. To the knowledge of the Trust, no person owned of record or beneficially 5% of more of the Fund's outstanding shares as of such date.

[Logo]
EATON VANCE
===============
   Mutual Funds


EATON VANCE

MONEY MARKET FUND


STATEMENT OF ADDITIONAL
INFORMATION

MAY 1, 1997





EATON VANCE MONEY MARKET FUND
24 FEDERAL STREET
BOSTON, MA 02110

-------------------------------------------------------------------------------
INVESTMENT ADVISER OF CASH MANAGEMENT PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

ADMINISTRATOR OF EATON VANCE MONEY MARKET FUND
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111

TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand, L.L.P., One Post Office Square, Boston, MA 02109

                                                                         MMFSAI

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        May 1, 1997


                        EATON VANCE TAX FREE RESERVES
                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265
----------------------------------------------------------------------------


TABLE OF CONTENTS                                                       Page
Additional Investment Information ............................            2
Investment Restrictions ......................................            3
Trustees and Officers ........................................            4
Control Persons and Principal Holders of Securities ..........            5
Investment Adviser ...........................................            6
Custodian ....................................................            7
Service for Withdrawal .......................................            8
Determination of Net Asset Value .............................            8
Calculation of Yield Quotations ..............................            8
Taxes ........................................................            9
Principal Underwriter ........................................           10
Portfolio Security Transactions ..............................           10
Other Information ............................................           12
Independent Accountants ......................................           13
Financial Statements .........................................           13
Appendix .....................................................           14
---------------------------------------------------------------------------

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF EATON VANCE TAX FREE RESERVES (THE "FUND") DATED MAY 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

    Capitalized terms used in this Statement of Additional Information ("SAI") and not otherwise defined have the meanings given them in the Fund's Prospectus.

                      ADDITIONAL INVESTMENT INFORMATION

    The Fund's assets will consist principally of the following:


    (1) Floating or variable rate tax-exempt instruments, which provide for interest rate adjustments at specified intervals. Rate adjustments on such securities are usually set at the issuer's discretion, in which case the Fund would normally have the right to resell the security to the issuer or its agent. Alternatively, rate revisions may be determined in accordance with a prescribed formula or other contractual procedure. The Fund may also acquire put options in combination with the purchase of underlying securities. Such put options would give the Fund the right to require the issuer or some other person to purchase the underlying security at an agreed upon price. Interest income generated by certain securities on which the Fund holds a put option may not qualify as tax-exempt interest.

    (2) Tax-exempt notes which are rated at the time of purchase within the highest grade assigned by Moody's Investors Service, Inc. ("Moody's") (MIG-1), or within the highest grade assigned by Standard & Poor's Ratings Group ("S&P") (SP-1), or within the highest grade assigned by Fitch Investors Service, Inc. ("Fitch") (FIN-1).

    (3) Project Notes, which are instruments sold by the Department of Housing and Urban Development but issued by a state or local housing agency, and secured by the full faith and credit of the United States. Due to changes in the federal income tax law enacted in the Deficit Reduction Act of 1984, Project Notes issued on or after June 19, 1984 must satisfy several new requirements to maintain their tax-exempt status.

    (4) Tax-exempt bonds which are rated at the time of purchase within the two highest grades assigned by Moody's (Aaa or Aa) or S&P (AAA or AA) or Fitch (AAA or AA).

    (5) Tax-exempt commercial paper rated in the highest grade by such rating services (Prime-1 or A-1 or F-1+, respectively).

    (6) Cash.

    For a description of the instruments and ratings listed above, see the Appendix.

    The Fund anticipates being at all times as fully invested as possible in tax-exempt bonds and notes; however, there may be occasions when, as a result of maturities of portfolio securities or sales of Fund shares or in order to meet anticipated redemption requests, or the unavailability of suitable tax-exempt investments, the Fund may hold cash which is not earning income or invest in taxable short-term obligations including U.S. Government obligations, interest-bearing obligations of banks (such as certificates of deposit and bankers' acceptances), repurchase agreements (see the Appendix for description of risk), and commercial paper.

    With respect to 10% of its net assets, the Fund may also purchase shares of unaffiliated investment companies consistent with the restrictions of the 1940 Act, as amended. Such investments are subject to adverse developments affecting the mutual fund industry. In addition, investors indirectly pay the fees of two investment company service providers.


    Some tax-exempt securities may be purchased on a "when-issued" basis. If so, the Fund generally will not pay for the securities or start earning interest on them until the securities are received, which may take as long as 45 days. In order to invest its assets immediately, while awaiting delivery of securities purchased on a when-issued basis, the Fund will normally attempt to invest in high-grade short-term debt securities that offer same-day settlement and earnings. The commitment to purchase a security for which payment is not made at that time may be deemed a separate security. The value of the when-issued securities on the delivery date may be less than their cost, effecting an immediate loss to the Fund. Thus, the purchase of securities on a when-issued basis may be considered an aggressive investment practice involving some risk. The Fund does not intend to make such commitments for speculative purposes, but only to accomplish the goal of the Fund, i.e., to invest in tax-exempt securities. When the Fund commits to purchase a security on a when-issued basis, the Fund will always have cash or liquid securities sufficient to cover its commitments. If the Fund determines it is necessary to sell the when-issued security before delivery, any gain or loss will not be tax-exempt. The Fund has no specific limit on the amount of securities which may be purchased on a when-issued basis.


    The Fund may acquire "stand-by commitments" with respect to portfolio obligations. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment therefore is subject to the ability of the seller to make payment on demand. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The Fund may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying obligation and similarly decreasing such security's yield to investors.

    The Fund may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when the Fund can simultaneously acquire the right to sell the securities back to the issuer or its agent at an agreed-upon price at any time during a specified period or on a certain date. Such a right is generally known as a "put."

                           INVESTMENT RESTRICTIONS


    The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund.


    As a matter of fundamental investment policy, the Fund may not:

    (1) With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer, except for obligations issued or guaranteed by the United States Government, its agencies or instrumentalities and except securities of other investment companies;

    (2) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;

    (3) Purchase securities on margin;

    (4) Underwrite securities issued by other persons;

    (5) Buy or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate, physical commodities, or commodity contracts relating to physical commodities unless acquired as a result of ownership of securities;

    (6) Make loans, except by (a) the purchase of debt instruments and making portfolio investments, (b) entering into repurchase agreements or (c) lending portfolio securities;

    (7) Purchase any securities which would cause more than 25% of the value of its total assets at the time of such purchase to be invested in the securities of issuers having their principal business activities in the same industry, provided that there is no limitation in respect to investments in tax-exempt notes or bonds or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or in certificates of deposit or bankers' acceptances; or

    (8) Purchase any securities which would cause more than 20% of the value of its total assets at the time of such purchase to be invested in securities the interest on which is not exempt from federal income tax.

    Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.


    The Fund has adopted the following nonfundamental investment policies which may be changed by the Trustees of the Fund without approval of the Fund's shareholders. As a matter of nonfundamental investment policy, the Fund may not:
(a) purchase or retain securities of any issuer if 5% of the issuer's securities are owned by those officers and Trustees of the Fund or officers and trustees of its investment adviser who own individually more than 1/2 of 1% of the issuer's securities; (b) make short sales except where, because of the ownership of other securities, it has the right to obtain securities equivalent in kind and amount to those sold; write or purchase or sell any put or call options or combinations thereof, except that it may acquire rights to resell tax-exempt securities at an agreed upon price and at or within an agreed upon time; or (c) invest more than 10% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A of the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or its delegate, determine to be liquid, based upon the trading markets for the specific security.


    For the purpose of the Fund's investment restrictions, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of principal and interest on the security.

                            TRUSTEES AND OFFICERS


    The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of Eaton Vance; Eaton Vance's wholly-owned subsidiary, Boston Management and Research ("BMR"), Eaton Vance's parent, Eaton Vance Corp. ("EVC") and of Eaton Vance's and BMR's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Those Trustees who are "interested persons" of the Trust, as defined in the 1940 Act by virtue of their affiliation with any one or more of Eaton Vance, BMR, EVC or EV, are indicated by an asterisk (*).

M. DOZIER GARDNER, (63) President and Trustee*
Vice Chairman of BMR, Eaton Vance, EVC and EV, and a Director of EVC and EV.
  Director, Trustee and officer of various investment companies managed by Eaton Vance or BMR.

DONALD R. DWIGHT, (66) Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company); Chairman of the Board of Newspapers of New England, Inc. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

JAMES B. HAWKES, (55) Vice President and Trustee*
President and Chief Executive Officer of Eaton Vance, BMR, EVC and EV, and a
  Director of EVC and EV. Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR.

SAMUEL L. HAYES, III, (62) Trustee
Jacob H. Schiff Professor of Investment Banking at Harvard University Graduate
  School of Business Administration. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration,
  Soldiers Field Road, Boston, Massachusetts 02134.

NORTON H. REAMER, (61) Trustee
President and Director, United Asset Management Corporation (a holding company owning institutional investment management firms); Chairman, President and Director, UAM Funds (mutual funds). Director and Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

JOHN L. THORNDIKE, (70) Trustee
Former Director of Fiduciary Company Incorporated. Director and Trustee of
  various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110

JACK L. TREYNOR, (67) Trustee
Investment Adviser and Consultant.  Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar Palos Verdes Estates, California 90274

WILLIAM H. AHERN, JR. (37) Vice President
Assistant Vice President of Eaton Vance and BMR. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Ahern was elected Vice President of the Trust on June 19, 1995.

MICHAEL B. TERRY (54), Vice President
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

JAMES L. O'CONNOR, (52) Treasurer
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.

THOMAS OTIS, (65) Secretary
Vice President and Secretary of Eaton Vance, BMR, EVC and EV. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS, (61) Assistant Treasurer and Assistant Secretary
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY, (34) Assistant Secretary
Assistant Vice President of BMR and Eaton Vance since March 1, 1994; employee of
  Eaton Vance since March 1993. State Regulations Supervisor, The Boston Company (1991-1993). Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary of the Trust on March 27, 1995.

JOHN P. RYNNE (54), Assistant Secretary
Corporate Controller and Vice President of EVC. Vice President of Eaton Vance,
  EVD and BMR, and Treasurer of Energex Energy Corporation. Mr. Rynne was elected Assistant Secretary of the Trust on June 19, 1995.

ERIC G. WOODBURY (39) Assistant Secretary
Vice President of Eaton Vance since February 1993; formerly, associate at
  Dechert, Price & Rhoads. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodbury was elected Assistant Secretary of the Trust on June 19, 1995.

    Messrs. Hayes (Chairman), Reamer and Thorndike are members of the Special Committee of the Board of Trustees of the Trust. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund, including administrative services, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund or its shareholders.

    The Nominating Committee of the Board of Trustees of the Trust is comprised of four Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The Committee has four-year staggered terms, with one member rotating off the Committee to be replaced by another noninterested Trustee. The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.

    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent certified public accountants, and reviewing matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Trust.

    The fees and expenses of the noninterested Trustees of the Trust are paid by the Fund (and the other series of the Trust). (The Trustees of the Trust who are members of the Eaton Vance organization receive no compensation from the Fund). During the fiscal year ended December 31, 1996, the noninterested Trustees of the Trust earned the following compensation in their capacities as Trustees from the Fund and the funds in the Eaton Vance fund complex:

                                         AGGREGATE       TOTAL COMPENSATION
                                        COMPENSATION       FROM TRUST AND
NAME                                     FROM FUND        FUND COMPLEX(1)
----                                     ---------        ---------------
Donald R. Dwight .....................     $  780             $145,000(2)
Samuel L. Hayes, III .................        984              157,500(3)
Norton H. Reamer .....................        926              145,000
John L. Thorndike ....................      1,010              150,000(4)
Jack L. Treynor ......................        952              150,000
----------
(1) The Eaton Vance fund complex consists of 212 registered investment companies or series thereof.
(2) Includes $45,000 of deferred compensation.
(3) Includes $20,429 of deferred compensation.
(4) Includes $28,125 of deferred compensation.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As at March 31, 1997, the Trustees and officers of the Fund, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of March 31, 1997, Saturn & Co., a nominee of Investors Bank & Trust Company, was the record owner of approximately 31.9% of the outstanding shares of the Fund, which it held on behalf of its custody and trust clients. In addition, as of the same date, the following shareholders held of record the percentage of outstanding shares of the Fund indicated after their names: James Campisi, c/o The Newport Group, Heathrow, FL (30.2%) and Peter S. Cahill TTEE Peter S. Cahill Revocable Trust U/A DTD 8/4/94, c/o The Newport Group, Heathrow, FL (22.8%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              INVESTMENT ADVISER


    The Trust on behalf of the Fund engages Eaton Vance as investment adviser for the Fund pursuant to an Investment Advisory Agreement dated August 15, 1995. Eaton Vance or its affiliates act as investment adviser to investment companies and various individual and institutional clients with combined assets under management of over $17 billion.


    Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. They maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment-grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division covers stocks ranging from blue chip to emerging growth companies.


    Eaton Vance and its affiliates act as adviser to over 150 mutual funds, and individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts. Eaton Vance mutual funds feature international equities, domestic equities, tax-free municipal bonds, and U.S. government and corporate bonds. Lloyd George Management has advised Eaton Vance's international equity funds since 1992. Founded in 1991, Lloyd George is headquartered in Hong Kong with offices in London and Mumbai, India. It has established itself as a leader in investment management in Asian equities and other global markets. Lloyd George features an experienced team of investment professionals that began working together in the mid-1980s. Lloyd George analysts cover East Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Mumbai. Together Eaton Vance and Lloyd George manage over $18 billion in assets. Eaton Vance mutual funds are distributed by the Principal Underwriter both within the United States and offshore.

    The Principal Underwriter believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your short- and long-term financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can help you decide when to buy, sell or persevere with your investments. A professional investment representative can provide you with tailored financial advice.

    Under the investment advisory agreement Eaton Vance receives a monthly advisory fee of 1/24 of 1% (equivalent to 1/2 of 1% annually) of average monthly net assets of the Fund. As at December 31, 1996, the Fund had net assets of $23,354,736. For the fiscal years ended December 31, 1996, 1995 and 1994, Eaton Vance would have earned, absent a fee reduction, advisory fees of $308,030, $255,933 and $204,513, respectively. To enhance the net income of the Fund, Eaton Vance made a reduction of its fee for the fiscal years ended December 31, 1996, 1995 and 1994 in the amount of $226,940, $200,851 and $162,287, respectively.

    Eaton Vance manages the investments and affairs of the Fund, subject to the supervision of the Trust's Board of Trustees. Eaton Vance furnishes for the use of the Fund office space and all necessary office facilities, equipment and personnel for servicing the investments of the Fund, and compensates all officers and Trustees of the Trust who are members of the Eaton Vance organization and all personnel of Eaton Vance performing services relating to research and investment activities. The Fund has agreed to pay all expenses not expressly stated to be payable by Eaton Vance under the Investment Advisory Agreement, including, without limitation, (i) expenses of maintaining the Fund and continuing its existence, (ii) its pro rata share of the Trust's registration under the 1940 Act, (iii) commissions, fees and other expenses connected with the purchase or sale of securities, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale, repurchase and redemption of shares, (viii) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders, (ix) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor, (x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Fund (including without limitation safekeeping of funds and securities, keeping of books and accounts and determination of net asset values), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (xv) expenses for servicing shareholder accounts, (xvi) any direct charges to shareholders approved by the Trustees, (xvii) compensation and expenses of Trustees not affiliated with Eaton Vance, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any obligation of the Fund to indemnify the Trust's Trustees and officers with respect thereto, to the extent not covered by insurance.


    The Fund is responsible for all expenses for servicing shareholder accounts, and Eaton Vance performs on behalf of the Fund various functions which relate to the administration and servicing of existing shareholder accounts without being reimbursed by the Fund for its costs in connection therewith. It is possible that Eaton Vance may, in the future, request that the Trustees of the Trust take action to have the Fund reimburse Eaton Vance for its costs in performing these services. These services include functions which are primarily administrative and clerical in nature, and include such matters as handling communications from shareholders with respect to their accounts and the processing of liquidation and exchange requests received from dealers or shareholders with respect to such accounts. If any such request for reimbursement is made, the Trustees of the Trust intend to review the specific nature and costs of these services prior to approving any such reimbursement.


    The Investment Advisory Agreement with Eaton Vance continues in effect from year to year for so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party or by vote of the majority of the outstanding voting securities of the Fund, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that Eaton Vance may render services to others. The Agreement also provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the Agreement on the part of Eaton Vance, Eaton Vance shall not be liable to the Fund or to any shareholder for any act or omission in the course of or connected with rendering services or for any losses sustained in the purchase, holding or sale of any security.

    Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and BMR are both Massachusetts business trusts, and EV is the trustee of Eaton Vance and BMR. The Directors of EV are Landon T. Clay, M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot and Ralph Z. Sorenson. Mr. Clay is chairman, Mr. Gardner is vice chairman and Mr. Hawkes is president and chief executive officer of EVC, Eaton Vance, BMR and EV. All of the issued and outstanding shares of Eaton Vance and EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust which expires December 31, 1997, the Voting Trustees of which are Messrs. Clay, Gardner, Hawkes, Rowland and Thomas
E. Faust, Jr. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance and BMR who are also officers or officers and Directors of EVC and EV. As of April 30, 1997, Messrs. Clay, Gardner and Hawkes each owned 24% of such voting trust receipts, and Messrs. Rowland and Faust owned 15% and 13%, respectively, of such voting trust receipts. Messrs. Gardner, Hawkes and Otis, who are officers or Trustees of the Trust are members of the EVC, Eaton Vance, BMR and EV organizations. Messrs. Ahern, Murphy, O'Connor, Rynne and Woodbury and Ms. Sanders, who are officers of the Trust, are also members of the Eaton Vance, BMR and EV organizations.

    EVC owns all of the stock of Energex Energy Corporation which engages in oil and gas exploration and development. In addition, Eaton Vance owns all the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC also owns 22% of the Class A shares of Lloyd George Management (B.V.I.) Limited, a registered investment adviser. EVC owns all of the stock of Fulcrum Management, Inc. and MinVen, Inc., which are engaged in precious metal mining venture investment and management. Eaton Vance, BMR, EVC and EV may also enter into other businesses.

    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the Fund's custodian, IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund and such banks.


                                  CUSTODIAN


    IBT acts as custodian for the Fund. IBT has the custody of all cash and securities of the Fund, maintains the Fund's general ledger and computes the daily per share net asset value. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Fund's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Fund. IBT charges fees which are competitive within the industry. A portion of the fee relates to custody, bookkeeping and valuation services and is based upon a percentage of Fund net assets and a portion of the fee relates to activity charges, primarily the number of portfolio transactions. These fees are then reduced by a credit for the Fund's cash balances at the custodian equal to 75% of the 91-day, U.S. Treasury Bill auction rate applied to the Fund's average daily collected balances. Landon T. Clay, a Director of EVC and an officer, Trustee or Director of other entities in the Eaton Vance organization, owns approximately 13% of the voting stock of Investors Financial Services Corp., the holding company parent of IBT. Management believes that such ownership does not create an affiliated person relationship between the Fund and IBT under the 1940 Act. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such with the Commission, for which it receives a separate fee.


                            SERVICE FOR WITHDRAWAL


    The Transfer Agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder (see "Eaton Vance Shareholder Services -- Withdrawal Plan" in the Fund's current Prospectus) based upon the value of the shares held. Payments from the proceeds of shares redeemed to make withdrawal payments may exceed the amounts of distributions paid on Fund shares and, to that extent, will reduce, or even exhaust, a shareholder's investment. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the Transfer Agent or the Principal Underwriter may terminate the withdrawal plan at any time without penalty.


                       DETERMINATION OF NET ASSET VALUE

    The Fund's use of the amortized cost method to value its portfolio securities was originally permitted by an exemptive order dated October 6, 1981, issued by the Commission under the 1940 Act. The Fund has ceased to rely on such order and relies on Rule 2a-7 promulgated under said Act as the basis for using the amortized cost method to value its securities. Rule 2a-7 requires that the Fund limit its investments, including puts and repurchase agreements, to those U.S. dollar-denominated instruments which the Trustees determine present minimal credit risks and which are, at the time of acquisition, rated by the requisite number of nationally recognized statistical rating organizations in one of the two highest applicable rating categories or, in the case of any instrument that is not so rated, of comparable quality as determined by the Trustees of the Trust. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of enabling the Fund to maintain a stable net asset value of $1.00 per Fund share. In addition, the Rule precludes the purchase of any instrument with a remaining maturity of more than 397 calendar days. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash in such a manner as to reduce such maturity to 90 days or less as soon as reasonably practicable.


    The Fund will be closed for business and will not price its shares on the following business holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                       CALCULATION OF YIELD QUOTATIONS

    From time to time, the Fund quotes a current yield based on a specific seven calendar day period which is calculated by first dividing the net change in the value of an account having a balance of one share at the beginning of the period by the value of the account at such time to determine the seven day base period return, and then multiplying such return by 365/7 with the resulting yield figure carried to at least the nearest hundredth of one percent. The net change in account value is determined by the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but does not include any realized gains or losses from the sales of securities or any unrealized appreciation or depreciation on portfolio securities. In addition to the current yield, the Fund also quotes an effective yield based on a specific seven day period carried to at least the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the end of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

Effective yield = [(Base period return +1) 365/7]-1: A taxable-equivalent yield is computed by using the tax-exempt yield figure and dividing by 1 minus the tax rate.


    The Fund's annualized current and effective yields for the seven-day period ending December 31, 1996 were 3.19% and 3.24%, respectively. The taxable-equivalent current and effective yields for that same period were 4.62% and 4.73% (assuming a tax rate of 31%). Yields will fluctuate from time to time and are not necessarily representative of future results. A shareholder should remember that yield is a function of the type and quality of the instruments in the Fund's portfolio.


                                    TAXES


    Each series of the Trust is treated as a separate entity for federal income tax purposes. In order to qualify each year as a regulated investment company ("RIC") under the Code, the Fund intends to satisfy certain requirements relating to sources of income, diversification of assets, and distribution of income and gains. So long as the Fund qualifies as a RIC for tax purposes, it will not be subject to federal income tax on income and gains paid to shareholders in the form of dividends. In the unlikely event that the Fund fails to so qualify, it would be subject to federal income tax at corporate rates and all distributions from earnings and profits, including distributions of exempt interest, would be taxable to shareholders as ordinary income. In order to requalify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.


    If the Fund fails to distribute substantially all of its ordinary income and capital gain net income on a current basis, plus any retained amounts from the preceding year, the Fund will be subject to a 4% federal excise tax on the undistributed amounts. The Fund may treat distributions paid in January but declared in October, November or December of the preceding year as paid by the Fund on December 31 of that preceding year. As a result, shareholders must report such distributions on their federal income tax returns for the preceding year.

    The Fund's investment in securities issued at a discount and certain other obligations will require the Fund to accrue and distribute income not yet received. In order to generate cash sufficient to make the required distributions, the Fund may sell securities that it would otherwise have continued to hold.

    The Fund will be qualified to pay exempt-interest dividends so long as, at the end of each quarter of the Fund's taxable year, at least 50% of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. That portion of any indebtedness incurred or continued by a shareholder in order to purchase or carry shares in the Fund which corresponds to the portion of total Fund distributions (excluding capital gains dividends) that are exempt interest dividends is not deductible by the shareholder. Exempt interest dividends attributable to interest received on certain "private activity bonds" or industrial development bonds will not be tax exempt to any shareholders who are "substantial users" (or persons related to "substantial users") of the facilities financed by such bonds.

    If a shareholder sells, redeems or otherwise disposes of Fund shares at a loss within six months of purchase, such loss will be disallowed for federal income tax purposes to the extent of any exempt interest dividends received. In addition, any allowed loss will be treated as long-term capital loss to the extent of any long-term capital gain dividends received; and all or a portion of any loss realized will be disallowed if the shareholder purchases other Fund shares within 30 days of the disposition (before or after).

    The Fund may be required by federal law to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number (generally the individual's social security number), who has underreported dividends or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The Fund is also generally required to withhold on certain distributions made to non-resident aliens and foreign entities.

    Part or all of any interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is not deductible for federal income tax purposes. Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by certain private activity obligations and industrial development bonds should consult their tax advisers before purchasing shares of the Fund. "Substantial user" is generally a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds or private activity obligations.

    Shareholders should consult their own tax advisers with respect to the federal, state and local tax consequences of investing in the Fund.

                            PRINCIPAL UNDERWRITER


    Although the Fund generally distributes its own shares, the Trust on behalf of the Fund has entered into a Distribution Contract with the Principal Underwriter, a wholly-owned subsidiary of Eaton Vance, to permit the Fund to distribute its shares through the Principal Underwriter when in the opinion of the Trustees it will be in the best interest of the Fund to do so. Shares of the Fund may be purchased directly from the Fund except in those states where they are distributed through the Principal Underwriter.


    Under the Distribution Agreement with the Principal Underwriter, the Fund has agreed to pay all fees and expenses in connection with the registration of its shares with the Commission as well as fees and expenses in connection with registering and maintaining registrations of the Fund and of its shares under the various state "blue-sky" laws. The Principal Underwriter pays all expenses of preparing, printing and distributing advertising and sales literature and all prospectuses and shareholders' reports used in the distribution of Fund shares. The Contract provides that the Principal Underwriter will accept orders at net asset value only, as no sales commission or load is charged to the investor.

    Eaton Vance, the Fund's adviser, makes quarterly distribution assistance payments to selected broker/dealer firms or institutions who were instrumental in the acquisition of shareholders for the Fund, or who performed services with respect to shareholder accounts. Payments by Eaton Vance are made with respect to accounts aggregating at least $1,000,000 in size only and determined and paid in arrears by applying a rate of up to 2/10 of 1% per annum on the aggregate average net asset value of the excess over $1,000,000 in such accounts during the preceding quarter. The exact rate per annum used in calculating such payments, the minimum aggregate net asset value required for eligibility for such payments, and the factors in selecting the broker/ dealer firms or institutions to whom they will be made will be determined from time to time by Eaton Vance. Such payments are made by Eaton Vance and not the Fund, and do not constitute a distribution plan subject to Rule 12b-1 under the 1940 Act.

    The Fund reserves the right to suspend or limit the offering of shares to the public at any time.


    The Distribution Contract is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party, and is automatically terminated upon assignment.


                       PORTFOLIO SECURITY TRANSACTIONS

    Decisions concerning the execution of Fund portfolio security transactions, including the selection of the market and the executing firm, are made by Eaton Vance. Eaton Vance is also responsible for the execution of transactions for all other accounts managed by it.

    Eaton Vance places the portfolio security transactions of the Fund and of all other accounts managed by it for execution with many firms. Eaton Vance uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Fund and (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, Eaton Vance will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the general execution and operational capabilities of the executing firm, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Municipal obligations purchased and sold by the Fund are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. The Fund may also purchase municipal obligations from underwriters, the cost of which may include undisclosed fees and concessions to the underwriters. While it is anticipated that the Fund will not pay significant brokerage commissions in connection with such portfolio security transactions, on occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Fund will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of Eaton Vance, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Fund and Eaton Vance's other clients for providing brokerage and research services to Eaton Vance.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Fund may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Eaton Vance determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of overall responsibilities which Eaton Vance and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, Eaton Vance will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealers which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Eaton Vance receives Research Services from many firms with which Eaton Vance places the Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions, and recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by Eaton Vance in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to Eaton Vance in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Fund is not reduced because Eaton Vance receives such Research Services. Eaton Vance evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which Eaton Vance believes are useful or of value to it in rendering investment advisory services to its clients.


    Subject to the requirement that Eaton Vance shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, Eaton Vance is authorized to consider as a factor in the selection of any firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by Eaton Vance. This policy is not inconsistent with a rule of the National Association of Securities Dealers, Inc. (the "NASD"), which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Municipal obligations considered as investments for the Fund may also be appropriate for other investment accounts managed by Eaton Vance or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of such other accounts simultaneously, Eaton Vance will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where Eaton Vance reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Trustees of the Trust that the benefits from the Eaton Vance organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

    During the fiscal year ended December 31, 1996 the purchases and sales of portfolio investments were with the issuer or with major dealers in money market instruments acting as principal. The cost of securities purchased from underwriters includes a disclosed, fixed underwriting commission or concession, and the prices for which securities are purchased from and sold to dealers usually include an undisclosed dealer mark-up or mark-down. The Fund paid no brokerage commissions during 1996, 1995 or 1994.


                              OTHER INFORMATION


    The Trust changed its name from Eaton Vance Government Obligations Trust on July 10, 1995. On September 1, 1995, the Fund was reorganized as a series of the Trust. Prior thereto, the Fund was a separate Massachusetts business trust. Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" in the Fund's name and may use the words "Eaton Vance" or "EV" in other connections and for other purposes.

    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's by-laws, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust such series, or class or of their respective shareholders.

    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the Trust's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is extremely remote.

    The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Fund to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.

                           INDEPENDENT ACCOUNTANTS


    Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts, are the Fund's independent accountants, providing audit services, tax return preparations, and assistance and consultation with respect to the preparation of filings with the Commission.


                             FINANCIAL STATEMENTS

    The audited financial statements of, and the report of independent accountants for the Fund appear in the Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

    Registrant incorporates by reference the audited financial information for the Fund for the fiscal year ended December 31, 1996 as previously filed electronically with the Commission (Accession No. 0000950156-97-000156).

                                   APPENDIX


    Some of the terms used in this SAI are described below.


    Description of permitted Fund investments:

(1) Project Notes (PNs) are auctioned by the Department of Housing and Urban Development on behalf of local government authorities to finance urban renewal and low income housing projects. They are backed by the full faith and credit of the U.S. Government.

(2) Other Tax-Exempt Notes are issued by or on behalf of states and their political subdivisions, agencies and instrumentalities for a variety of short-term needs. These include but are not limited to:

    Tax and/or Revenue Anticipation Notes: (TANs, RANs, TRANs) are generally issued to finance seasonal working capital needs in anticipation of various taxes or revenues, and payable from these specific future revenues. Additionally, most TANs, RANs and TRANs are general obligations of the issuing entity.

    Bond Anticipation Notes: (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds, then provide the funds to pay off the BANs. Additionally, most BAN's may be general obligations of the issuing entity.

    Construction Loan Notes: (CLNs) are issued primarily by housing agencies to provide interim construction financing. After completion, most projects receive permanent financing through the Federal National Mortgage Association (FNMA) or the Government National Mortgage Association (GNMA); others are financed by the issuance of long-term bonds. In either case, the permanent financing provides the "take-out" for the holder of the notes.

    Federal Grant Anticipation Notes: (FANs, GANs) are issued to provide interim financing, most often for water and sewer projects, in anticipation of matching federal grants. Additionally, most FAN's and GAN's may be general obligations of the issuing entity.

    Temporary Notes: (TNs) are short-term general obligations issued for various purposes.

(3) Tax-Exempt Bonds are issued by or on behalf of states and their political subdivisions, agencies and instrumentalities for longer term capital needs and generally have original maturities of longer than one year. They are usually classified as either General Obligations or Revenue Bonds.

    Revenue Bonds are secured by the revenues derived from a particular facility or class of facilities or from some other specific revenue source or in the case of industrial development bonds, by the earnings of the private enterprise whose facility is being financed.

    There are also a variety of hybrid and special types of municipal obligations. Some tax-exempt bonds are additionally secured by insurance, bank credit agreements, or escrow accounts.

    While most tax-exempt bonds pay a fixed rate of interest, others are variable rate instruments whose interest rates are adjusted at specified intervals (weekly, monthly, semi-annually, etc.).

    Most tax-exempt bonds have a fixed final maturity date; however, some have "put" or "'demand" features that allow early redemption by the bondholder.

(4) Tax-Exempt Commercial Paper consists of unsecured obligations of state or local governments or instrumentalities which are payable from available funds of the issuer. These obligations are often backed by a bank letter of credit or supported by a tender agreement permitting the holder to resell the obligation to the issuer's agent. Maturities range from one day to 270 days.

(5) Taxable Commercial Paper consists of promissory notes of corporations, usually with a bank line of credit, with maturities ranging from one day to 270 days.

(6) U.S. Government, Agency and Instrumentality Obligations are as follows: U.S. Government obligations are issued by the Treasury and include bills, certificates of indebtedness, notes, and bonds. Agencies and instrumentalities of the U.S. Government are established under the authority of an act of Congress and include, but are not limited to, the Government National Mortgage Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, and the Federal National Mortgage Association.

(7) Floating or Variable Rate Obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and which are frequently secured by letters of credit or other credit support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer's obligations, the banks may be treated as the issuer of a security for the purpose of complying with the diversification requirements set forth in Section 5(b) of the Investment Company Act and Rule 5b-2 thereunder.

(8) Repurchase Agreements involve purchase of debt securities of the U.S. Treasury, or a Federal agency, Federal instrumentality or Federally created corporation. At the same time the Fund purchases the security it resells it to the vendor (a member bank of the Federal Reserve System or recognized securities dealer), and is obligated to redeliver the security to the vendor on an agreed-upon date in the future. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn, at no market risk, a return on cash which is only temporarily available. The Fund's risk is in the ability of the vendor to pay an agreed-upon sum upon the delivery date, and the Fund believes the risk is limited to the difference between the market value of the security and the repurchase price provided for in the repurchase agreement. However, in the event of bankruptcy or insolvency proceedings affecting the vendor of the security which is subject to the repurchase agreement, the Fund's ability to dispose of such underlying security may be impaired.


(9) Certificates of Deposit are certificates issued against funds deposited in a commercial bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable.


(10) Bankers' Acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

DESCRIPTION OF AVAILABLE QUALITY RATINGS

(1) MOODY'S INVESTORS SERVICE, INC.

RATINGS OF TAX-EXEMPT NOTES
RATINGS: Moody's rating for state and municipal short term obligations will be designated Moody's Investment Grade or (MIG). Such rating recognizes the differences between short term credit risk and long term risk. Factors affecting the liquidity of the borrower and short term cyclical elements are critical in short term ratings, while other factors of major importance in bond risk, long term secular trends for example, may be less important over the short run.

    A short term rating may also be assigned on an issue having a demand feature, variable rate demand obligation (VRDO). Such ratings will be designated as VMIG SG or if the demand feature is not rated, NR. A short term rating on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

RATINGS OF COMMERCIAL PAPER
Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

PRIME-1: Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability for repayment of senior short-term debt obligations.

RATINGS OF TAX-EXEMPT BONDS
Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks somewhat larger than in Aaa securities.

(2) STANDARD & POOR'S RATINGS GROUP

RATINGS OF TAX-EXEMPT BONDS
AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

NOTE RATING SYMBOLS ARE AS FOLLOWS:
SP-1: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

RATINGS OF COMMERCIAL PAPER
Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A: Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

(3) FITCH INVESTORS SERVICE, INC.

INVESTMENT GRADE BOND RATINGS
AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

PLUS (+) OR MINUS (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category,

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

INVESTMENT GRADE SHORT-TERM RATINGS
Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

TAX-EXEMPT INVESTMENT NOTE RATINGS
The ratings on tax-exempt notes, with maturities generally up to three years, reflect Fitch's current appraisal of the degree of assurance of timely payment, whatever the source.

FIN-1: Notes regarded as having the strongest degree of assurance for timely payment.

PLUS (+): Plus signs may be used in the "FIN-1" category to indicate relative standing. The note ratings will usually correspond with bond ratings, although certain security enhancements or market access may mean that notes will not track bonds.

DEMAND BOND OR NOTE RATINGS
Certain demand securities empower the holder at his option to require the issuer, usually through a remarketing agent, to repurchase the security upon notice at par with accrued interest. This is also referred to as a put option. The ratings of the demand provision may be changed or withdrawn at any time if, in Fitch's judgment, changing circumstances warrant such action. Fitch demand provision ratings carry the same symbols and related definitions as its short-term ratings.
                               * * * * * * * *

    Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments

[Logo]
EATON VANCE
===============
   Mutual Funds


EATON VANCE

TAX FREE

RESERVES



STATEMENT OF ADDITIONAL INFORMATION


MAY 1, 1997






EATON VANCE
TAX FREE RESERVES
24 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------
INVESTMENT ADVISER
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand, L.L.P., One Post Office Square, Boston, MA 02109

                                                                         TRSAI

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        May 1, 1997


                     EV CLASSIC GOVERNMENT OBLIGATIONS FUND
                                24 Federal Street
                           Boston, Massachusetts 02110
                                 (800) 225-6265

    This Statement of Additional Information consists of two parts. Part I provides information about EV Classic Government Obligations Fund (the "Fund"), Government Obligations Portfolio (the "Portfolio") and certain other series of Eaton Vance Mutual Funds Trust (the "Trust"). Part II provides information solely about the Fund. Where appropriate, Part I includes cross-references to the relevant sections of Part II that provide additional, Fund-specific information. This Statement of Additional Information is sometimes referred to herein as the "SAI."

                              TABLE OF CONTENTS                           Page
                                    PART I

Additional Information about Investment Policies ..................         1
Investment Restrictions ...........................................         5
Trustees and Officers .............................................         7
Investment Adviser and Administrator ..............................         9
Custodian .........................................................        11
Service for Withdrawal ............................................        11
Determination of Net Asset Value ..................................        12
Investment Performance ............................................        12
Taxes .............................................................        14
Portfolio Security Transactions ...................................        16
Other Information .................................................        18
Independent Accountants ...........................................        19
Financial Statements ..............................................        19


                                   PART II
Fees and Expenses .................................................       a-1
Principal Underwriter .............................................       a-1
Distribution Plan .................................................       a-2
Performance Information ...........................................       a-3
Control Persons and Principal Holders of Securities ...............       a-4


    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED MAY 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

                     STATEMENT OF ADDITIONAL INFORMATION
                                    PART I

    This Part I provides information about the Fund, certain other series of the Trust and the Portfolio. Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Fund's Prospectus. The Fund is subject to the same investment policies as those of the Portfolio. The Fund currently seeks to achieve its objective by investing in the Portfolio.

               ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES

MORTGAGE-BACKED SECURITIES
    The Portfolio's investments in mortgage-backed securities may include conventional mortgage pass-through securities, SMBS and certain classes of multiple class CMOs (as described below). Examples of SMBS include interest only and principal only securities. The CMO classes in which the Portfolio may invest include sequential and parallel pay CMOs, including planned amortization class and target amortization class securities. The Portfolio may also invest in the floating rate mortgage-backed securities listed under "Indexed Securities."

    GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group or such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once such pool is approved by GNMA, the timely payment of interest and principal on the Certificates issued representing such pool is guaranteed by the full faith and credit of the U.S. Government. As mortgage-backed securities, GNMA Certificates differ from bonds in that the principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. GNMA Certificates are called "pass-through" securities because a pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool is passed through monthly to the holder of the Certificate (i.e., the Portfolio). As indicated below, since the unscheduled prepayment rate of the underlying mortgage pool covered by a "pass-through" security cannot be predicted with accuracy, the average life of a particular issue of GNMA Certificates cannot be accurately predicted. The Portfolio may purchase GNMA Certificates and various other mortgage-backed securities on a when-issued basis subject to certain limitations and requirements.

    The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the U.S. Government created by Congress for the purposes of increasing the availability of mortgage credit for residential housing, issues participation certificates ("PCs") representing undivided interests in FHLMC's mortgage portfolio. While FHLMC guarantees the timely payment of interest and ultimate collection of the principal of its PCs, its PCs are not backed by the full faith and credit of the U.S. Government. FHLMC PCs differ from GNMA Certificates in that the mortgages underlying the PCs are mostly "conventional" mortgages rather than mortgages insured or guaranteed by a federal agency or instrumentality. However, in several other respects, such as the monthly pass-through of interest and principal (including unscheduled prepayments) and the unpredictability of future unscheduled prepayments on the underlying mortgage pools, FHLMC PCs are similar to GNMA Certificates.

    The Federal National Mortgage Association ("FNMA"), a federally chartered corporation owned entirely by private stockholders, purchases both conventional and federally insured or guaranteed residential mortgages from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers, and packages pools of such mortgages in the form of pass-through securities generally called FNMA Mortgage-Backed Certificates, which are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. Like GNMA Certificates and FHLMC PCs, these pass-through securities are subject to the unpredictability of unscheduled prepayments on the underlying mortgage pools.

    While it is not possible to accurately predict the life of a particular issue of a mortgage-backed "pass-through" security held by the Portfolio, the actual life of any such security is likely to be substantially less than the average maturity of the mortgage pool underlying the security. This is because unscheduled early prepayments of principal on the security owned by the Portfolio will result from the prepayment, refinancing or foreclosure of the underlying mortgage loans in the mortgage pool. The Portfolio, when the monthly payments (which may include unscheduled prepayments) on such a security are passed through to it, may be able to reinvest them only at a lower rate of interest. Because of the regular scheduled payments of principal and the early unscheduled prepayments of principal, the mortgage-backed "pass-through" security is less effective than other types of obligations as a means of "locking-in" attractive long-term interest rates. As a result, this type of security may have less potential for capital appreciation during periods of declining interest rates than other U.S. Government securities of comparable maturities, although many issues of mortgage-backed "pass-through" securities may have a comparable risk of decline in market value during periods of rising interest rates. If such a security has been purchased by the Portfolio at a premium above its par value, both a scheduled payment of principal and an unscheduled prepayment of principal, which would be made at par, will accelerate the realization of a loss equal to that portion of the premium applicable to the payment or prepayment and will reduce the Fund's total return. If such a security has been purchased by the Portfolio at a discount from its par value, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income, which, when distributed to Fund shareholders, will be taxable as ordinary income. The Portfolio intends to acquire the majority of its holdings of mortgage-backed "pass-through" securities at a discount from par value.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")
    CMOs are debt securities issued by the FHLMC and by financial institutions and other mortgage lenders which are generally fully collateralized by a pool of mortgages held under an indenture. The key feature of the CMO structure is the prioritization of the cash flows from a pool of mortgages among the several classes of CMO holders, thereby creating a series of obligations with varying rates and maturities appealing to a wide range of investors. CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (that is, the character of payments of principal and interest is not passed through and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. CMOs are issued in two or more classes or series with varying maturities and stated rates of interest determined by the issuer. Because the interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest to each class and to retire successive maturities in sequence. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding. Currently, the Investment Adviser will consider privately issued CMOs or other mortgage-backed securities as possible investments for the Portfolio only when the mortgage collateral is insured, guaranteed or otherwise backed by the U.S. Government or one or more of its agencies or instrumentalities (e.g., insured by the Federal Housing Administration or Farmers Home Administration or guaranteed by the Administrator of Veterans Affairs or consisting in whole or in part of U.S. Government securities).

STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS")
    The Portfolio may invest in SMBS, which are derivative multiclass mortgage securities. The Portfolio may only invest in SMBS issued or guaranteed by the U.S. Government, its agencies or instrumentalities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgages. A common type of SMBS will have one class receiving all of the interest from the mortgages, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Portfolio's limitation on investments in illiquid securities. The determination of whether a particular SMBS is liquid will be made by the Investment Adviser under guidelines and standards established by the Trustees of the Portfolio. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgages are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. The Investment Adviser will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain hedging techniques.

INDEXED SECURITIES
    The indexed securities purchased by the Portfolio may include interest only ("IO") and principal only ("PO") securities, floating rate securities linked to the Cost of Funds Index ("COFI floaters"), other "lagging rate" floating rate securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), leveraged floating rate securities ("super floaters"), leveraged inverse floating rate securities ("inverse floaters"), dual index floaters, range floaters, index amortizing notes and various currency indexed notes.

RISKS OF CERTAIN MORTGAGE-BACKED AND INDEXED SECURITIES
    The risk of early prepayments is the primary risk associated with mortgage IOs, super floaters and other leveraged floating rate mortgage-backed securities. The primary risks associated with COFI floaters, other "lagging rate" floaters, capped floaters, inverse floaters, POs and leveraged inverse IOs are the potential extension of average life and/or depreciation due to rising interest rates. Although not mortgage-backed securities, index amortizing notes and other callable securities are subject to extension risk resulting from the issuer's failure to exercise its option to call or redeem the notes before their stated maturity date. The residual classes of CMOs are subject to both prepayment and extension risk.

    Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. The market values of currency-linked securities may be very volatile and may decline during periods of unstable currency exchange rates.


LEVERAGE THROUGH BORROWING
    The Portfolio and the other investment companies advised by the Investment Adviser or Eaton Vance Management participate in a Line of Credit Agreement (the "Credit Agreement") with a group of six banks (the "Lenders"). Citibank, N.A. serves as the administrative agent. The Lenders have agreed to make advances ("Advances"), the aggregate amount of which to all borrowers cannot exceed $120,000,000. The Portfolio has determined that its borrowings under the Credit Agreement will not exceed, at any one time outstanding, the lesser of (a) 1/3 of the current market value of the net assets of the Portfolio or (b) $7,500,000 (the "Amount Available to the Portfolio"). The Portfolio is obligated to pay to each Lender, in addition to interest on the Advances made to it, a quarterly fee of .15% on each Lender's unused commitment. The Portfolio expects to use the proceeds of the Advances primarily for leveraging purposes. As at December 31, 1996, the Portfolio had no outstanding balance. The average daily loan balance for the fiscal year ended December 31, 1996, under the Credit Agreement (and predecessor contract) was $549,560 and the average daily interest rate was 6.79%.


    The Portfolio, like many other investment companies, may also borrow money for temporary extraordinary or emergency purposes. Such borrowings may not exceed 5% of the value of the Portfolio's total assets at the time of borrowing. The Portfolio may pledge up to 10% of the lesser of cost or value of its total assets to secure such borrowings.


WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
    The Portfolio may purchase and sell securities on a "forward commitment" or "when-issued" basis. Forward commitment or when-issued transactions arise when securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction. However, the yield on a comparable security when the transaction is consummated may vary from the yield on the security at the time that the forward commitment or when-issued transaction was made. From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. When the Portfolio engages in forward commitment or when-issued transactions, the Portfolio relies on the seller or buyer, as the case may be, to consummate the sale. Failure to do so may result in the Portfolio missing the opportunity of obtaining a price or yield considered to be advantageous. Forward commitment or when-issued transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by the Portfolio until it receives payment or delivery from the other party to the transaction. To the extent the Portfolio engages in forward commitment or when-issued transactions, it will do so for the purpose of acquiring or disposing of securities held by the Portfolio consistent with the Portfolio's investment objective and policies and not for the purpose of investment leverage.

LENDING PORTFOLIO SECURITIES
    The Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. Under present regulatory policies of the Commission, such loans are required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities held by the Portfolio's custodian and maintained on a current basis at an amount at least equal to the market value of the securities loaned, which will be marked to market daily. Cash equivalents include certificates of deposit, commercial paper and other short-term money market instruments. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. The Portfolio would not have the right to vote any securities having voting rights during the existence of a loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment.

WRITING AND PURCHASING CALL AND PUT OPTIONS
    The Portfolio may write covered put and call options on U.S. Government securities. The Portfolio does not intend to write a covered option on U.S. Government securities if after such transaction more than 25% of its net assets, as measured by the aggregate value of such securities underlying all covered calls and puts written by the Portfolio, would be subject to such options. The Portfolio will only write a put option on a security which it intends to ultimately acquire for its investment portfolio. The Portfolio does not intend to purchase an option on any U.S. Government security if after such transaction more than 5% of its net assets, as measured by the aggregate of all premiums paid for all options held by the Portfolio, would be so invested.


    Securities dealers make over-the-counter ("OTC") markets in options on certain "pass-through" mortgage-backed securities, such as GNMA Certificates, FHLMC PCs and FNMA Mortgage-Backed Certificates. These dealers buy and sell call and put options on such securities, and the Portfolio may enter into option transactions with such dealers. Since the remaining principal balance of a "pass-through" mortgage-backed security declines each month as a result of regular scheduled payments and early unscheduled prepayments of principal, the Portfolio, as a writer of a call option holding such a security as "cover" to satisfy its delivery obligation in the event of exercise, may find that the security it holds no longer has a sufficient remaining principal balance for this purpose. Should this occur, the Portfolio will purchase additional securities in order to maintain its "cover."

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
    Futures Contracts. The Portfolio may enter into futures contracts traded on an exchange regulated by the Commodity Futures Trading Commission ("CFTC") and on foreign exchanges, but, with respect to foreign exchange-traded futures contracts, only if the Investment Adviser determines that trading on each such foreign exchange does not subject the Portfolio to risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

    Hedging Strategies. In order to hedge its current or anticipated portfolio positions, the Portfolio may use futures contracts on securities held in its Portfolio or on securities with characteristics similar to those of the securities held by the Portfolio. If, in the opinion of the Investment Adviser, there is a sufficient degree of correlation between price trends for the securities held by the Portfolio and futures contracts based on other financial instruments, securities indices or other indices, the Portfolio may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities held by the Portfolio may be more or less volatile than prices of such futures contracts, the Investment Adviser will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having the Portfolio enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the securities held by the Portfolio.

    Options on Futures Contracts. The Portfolio may purchase and write call and put options on futures contracts which are traded on a United States exchange or board of trade or any foreign exchange on which the Portfolio is permitted to trade futures contracts. The Portfolio will not purchase or write options on futures contracts unless, in the opinion of the Investment Adviser, the market for such options has developed sufficiently that the risks associated with such options transactions are not greater than the risks associated with futures transactions.

    Some derivative securities are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit in an exchange-traded derivative instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses.


LIMITATIONS ON THE USE OF FUTURES CONTRACTS AND CERTAIN OPTIONS

 The Portfolio
    will engage in futures and related options transactions for bona fide hedging or non-hedging purposes as defined in or permitted by CFTC regulations. In general, the Portfolio will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Portfolio or that it expects to purchase. When it is economically advantageous for the Portfolio to do so, a long futures (or options) position may be terminated (or an option may expire) without the corresponding purchase of securities. The Portfolio will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes (see "Taxes").


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
    Forward contracts are individually negotiated and privately traded by currency traders and their customers. A forward contract involves an obligation to purchase or sell a specific currency (or basket of currencies) for an agreed price at a future date, which may be any fixed number of days from the date of the contract. The Portfolio may engage in cross-hedging by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the Investment Adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies the Portfolio's exposure to foreign currency exchange rate fluctuations.

    The precise projection of short-term currency market movements is not possible and short-term hedging provides a means of fixing the dollar value of only a portion of the Portfolio's foreign assets. The Portfolio will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the securities held by the Portfolio or other assets denominated in that currency.


ASSET COVERAGE FOR DERIVATIVE INSTRUMENTS
    Transactions using when-issued securities, forward committments, forward contracts, futures contracts and options (other than options that the Portfolio has purchased) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, futures contracts or forward contracts, or (2) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Assets used as cover or held in a segregated account maintained by the Fund's custodian cannot be sold while the position requiring coverage or segregation is outstanding, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to cover or segregated accounts could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.


PORTFOLIO TURNOVER
    If the Portfolio writes a substantial number of call options and the market prices of the underlying securities appreciate, or if the Portfolio writes a substantial number of put options and the market prices of the underlying securities depreciate, there may be a very substantial turnover of securities held by the Portfolio. Although it is not anticipated that the annual portfolio turnover rate will exceed 200% under such circumstance, portfolio turnover may be greater than 200% but is not expected to exceed 300%. A 200% turnover rate would occur if all of the securities held by the Portfolio were sold and either repurchased or replaced twice within one year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio. It may also result in the realization of capital gains. The Portfolio pays brokerage commissions in connection with futures transactions and the writing of options and effecting of closing purchase or sale transactions, as well as for purchases and sales of portfolio securities. See "Portfolio Security Transactions" for a discussion of the Portfolio's brokerage practices.


    For the fiscal years ended December 31, 1995 and 1996, the portfolio turnover rates of the Portfolio were 19% and 11%, respectively.


                           INVESTMENT RESTRICTIONS

    The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund. Accordingly, the Fund may not:

    (1) With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of a single issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or invest more than 25% of its total assets in any single industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities);

    (2) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;

    (3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

    (4) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

    (5) Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

    (6) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities;

    (7) Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities; or

    (8) Buy investment securities from or sell them to any of its officers or Trustees of the Trust, the investment adviser or its underwriter, as principal; however, any such person or concerns may be employed as a broker upon customary terms.


    Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.


    The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.


    The Fund and the Portfolio have adopted the following nonfundamental investment policies which may be changed by the Trust with respect to the Fund without approval by the Fund's shareholders or by the Portfolio with respect to the Portfolio without the approval of the Fund or its other investors. As a matter of nonfundamental policy, neither the Fund nor the Portfolio may: (a) purchase put or call options on U.S. Government securities if after such purchase more than 5% or its net assets, as measured by the aggregate of the premiums paid for such options held by the Fund or the Portfolio, would be so invested; (b) purchase any put options, long futures contracts, or call options on a futures contract if at the date of such purchase realized net losses from such transactions during the fiscal year to date exceed 5% of its average net assets during such period; (c) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; (d) invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities elegible for resale pursuant to Rule 144A of the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or their delegate, determines to be liquid, based upon the trading markets for the specific security; or (e) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or the Portfolio or is a member, officer, director or trustee of any investment adviser of the Trust or the Portfolio, if after the purchase of the securities of such issuer by the Fund or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value).


    Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any securitiy or other asset, such percentage limitation shall be determined immediately after and as a result of the Fund's or the Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, will not compel the Fund or the Portfolio, as the case may be, to dispose of such security or other asset. Notwithstanding the foregoing, the Fund and the Portfolio must always be in compliance with the borrowing policies set forth above.


                            TRUSTEES AND OFFICERS

    The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Investment Adviser, BMR, a wholly-owned subsidiary of Eaton Vance; of Eaton Vance's parent, Eaton Vance Corp. ("EVC"); and of BMR's and Eaton Vance's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Those Trustees who are "interested persons" of the Trust or the Portfolio as defined in the 1940 Act by virtue of their affiliation with BMR, Eaton Vance, EVC or EV, are indicated by an asterisk(*).


                   TRUSTEES OF THE TRUST AND THE PORTFOLIO


M. DOZIER GARDNER (63), President and Trustee*
Vice Chairman of BMR, Eaton Vance, EVC and EV, and a Director of EVC and EV.
  Director, Trustee and officer of various investment companies managed by Eaton Vance or BMR.

JAMES B. HAWKES (55), Vice President and Trustee*
President and Chief Executive Officer of BMR, Eaton Vance, EVC and EV and a
  Director of EVC and EV. Director, Trustee and officer of various investment companies managed by Eaton Vance or BMR. Mr. Hawkes was elected Vice President and Trustee of the Trust on December 16, 1991.

DONALD R. DWIGHT (66), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company); Chairman of the Board of Newspapers of New England, Inc. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

SAMUEL L. HAYES, III (62), Trustee
Jacob H. Schiff, Professor of Investment Banking at Harvard University Graduate
  School of Business Administration. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard  University Graduate School of Business Administration,
  Soldiers Field Road, Boston, Massachusetts 02163

NORTON H. REAMER (61), Trustee
President and Director, United Asset Management Corporation (a holding company owning institutional investment management firms). Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

JOHN L. THORNDIKE (70), Trustee
Formerly Director of Fiduciary Company Incorporated. Director or Trustee of
  various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110

JACK L. TREYNOR (67), Trustee
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274


                   OFFICERS OF THE TRUST AND THE PORTFOLIO


SUSAN SCHIFF (36), Vice President of the Portfolio
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR. Ms. Schiff was elected Vice President of the Trust on February 24, 1992.

WILLIAM H. AHERN, JR. (37), Vice President of the Trust
Assistant Vice President of Eaton Vance and BMR. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Ahern was elected Vice President of the Trust on June 19, 1995.

MICHAEL B. TERRY (54), Vice President of the Trust
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

MARK S. VENEZIA (47), Vice President of the Portfolio
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

JAMES L. O'CONNOR (52), Treasurer
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

THOMAS OTIS (65), Secretary
Vice President and Secretary of BMR, Eaton Vance, EVC and EV. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (61), Assistant Treasurer and Assistant Secretary
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (34), Assistant Secretary
Assistant Vice President of BMR, Eaton Vance and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. Officer of various investment companies managed by Eaton Vance or BMR. State Regulations Supervisor, The Boston Company (1991-1993). Mr. Murphy was elected Assistant Secretary of the Trust and the Portfolio on March 27, 1995.

JOHN P. RYNNE (54), Assistant Secretary of the Trust
Corporate Controller and Vice President of EVC. Vice President of Eaton Vance,
  EVD and BMR, and Treasurer of Energex Energy Corporation. Mr. Rynne was elected an officer of the Trust on June 19, 1995.

ERIC G. WOODBURY (39), Assistant Secretary
Vice President of Eaton Vance since February 1993; formerly, associate attorney at Dechert, Price & Rhoads. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodbury was elected Assistant Secretary of the Trust and the Portfolio on June 19, 1995.

    Messrs. Hayes (Chairman), Reamer and Thorndike are members of the Special Committee of the Board of Trustees of the Trust and of the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund and the Portfolio, including administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund the Portfolio or investors therein.

    The Nominating Committee of the Board of Trustees of the Trust and the Portfolio is comprised of four Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The Committee has four-year staggered terms, with one member rotating off the Committee to be replaced by another noninterested Trustee of the Trust. The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.

    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent accountants, and reviewing matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend-disbursing agent of the Trust and of the Portfolio.

    Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees" Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Trust nor the Portfolio has a retirement plan for its Trustees.

    The fees and expenses of the noninterested Trustees of the Trust and the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. For the compensation received by the noninterested Trustees, see "Fees and Expenses" in Part II.


                     INVESTMENT ADVISER AND ADMINISTRATOR


    The Portfolio engages BMR as its investment adviser pursuant to an Investment Advisory Agreement dated October 28, 1993. BMR or Eaton Vance acts as investment adviser to investment companies and various individual and institutional clients with combined assets under management of over $17 billion.


    Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. They maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment-grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division covers stocks ranging from blue chip to emerging growth companies.


    Eaton Vance and its affiliates act as adviser to over 150 mutual funds, and individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts. Eaton Vance mutual funds feature international equities, domestic equities, tax-free municipal bonds, and U.S. government and corporate bonds. Lloyd George Management has advised Eaton Vance's international equity funds since 1992. Founded in 1991, Lloyd George is headquartered in Hong Kong with offices in London and Mumbai, India. It has established itself as a leader in investment management in Asian equities and other global markets. Lloyd George features an experienced team of investment professionals that began working together in the mid-1980s. Lloyd George analysts cover East Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Mumbai. Together Eaton Vance and Lloyd George manage over $18 billion in assets. Eaton Vance mutual funds are distributed by the Principal Underwriter both within the United States and offshore.

    The Principal Underwriter believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your short- and long-term financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can help you decide when to buy, sell or persevere with your investments. A professional investment representative can provide you with tailored financial advice.

    BMR manages the investments and affairs of the Portfolio subject to the supervision of the Portfolio's Board of Trustees. BMR furnishes to the Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires BMR to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the BMR organization and all personnel of BMR performing services relating to research and investment activities. The Portfolio is responsible for all expenses not expressly stated to be payable by BMR under the Investment Advisory Agreement, including, without implied limitation, (i) expenses of maintaining the Portfolio and continuing its existence, (ii) registration of the Portfolio under the 1940 Act, (iii) commissions, fees and other expenses connected with the acquisition, holding and disposition of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale and redemption of interests in the Portfolio, (viii) expenses of registering and qualifying the Portfolio and interests in the Portfolio under federal and state securities laws and of preparing and printing registration statements or other offering statements or memoranda for such purposes and for distributing the same to investors, and fees and expenses of registering and maintaining registrations of the Portfolio and of the Portfolio's placement agent as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to investors and of meetings of investors and proxy solicitations therefor, (x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Portfolio (including without limitation safekeeping of funds, securities and other investments, keeping of books, accounts and records, and determination of net asset values, book capital account balances and tax capital account balances), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, investor servicing agents and registrars for all services to the Portfolio, (xv) expenses for servicing the accounts of investors, (xvi) any direct charges to investors approved by the Trustees of the Portfolio, (xvii) compensation and expenses of Trustees of the Portfolio who are not members of BMR's organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Portfolio to indemnify its Trustees, officers and investors with respect thereto, to the extent not covered by insurance.


    On March 28, 1994, the Trustees of the Portfolio voted to accept a waiver of BMR's compensation by instituting the breakpoints set forth in the Prospectus (effective as of April 1, 1994) in the advisory fee rate then provided for in the Investment Advisory Agreement. Prior to April 1, 1994, the Investment Advisory Agreement provided for a monthly advisory fee of .0625% (equivalent to
 .75% annually) of the average daily net assets of the Portfolio.


    For a description of the compensation that the Portfolio pays BMR under the Investment Advisory Agreement, see the Fund's current Prospectus. As at December 31, 1996, the Portfolio had net assets of $455,522,548. For the fiscal years ended December 31, 1996, 1995 and 1994, the Portfolio paid BMR advisory fees of $3,603,385, $3,928,237, $4,259,500, respectively, (equivalent to 0.75%, 0.75%, and 0.74% of the Portfolio's average daily net assets for each such period).

    The Investment Advisory Agreement with BMR continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that BMR may render services to others. The Agreement also provides that BMR shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

    As indicated in the Prospectus, Eaton Vance serves as administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under its agreement with the Trust on behalf of the Fund, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish for the use of the Fund office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

    The Fund pays all of its own expenses including, without limitation, (i) expenses of maintaining the Fund and continuing its existence, (ii) its pro rata share of the Trust's registration under the 1940 Act, (iii) commissions, fees and other expenses connected with the purchase or sale of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale, repurchase and redemption of shares, (viii) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund's principal underwriter, if any, as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor,
(x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Fund (including without limitation safekeeping of funds, securities and other investments, keeping of books and accounts and determination of net asset values), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (xv) expenses for servicing shareholder accounts, (xvi) any direct charges to shareholders approved by the Trustees of the Trust, (xvii) compensation and expenses of Trustees of the Trust who are not members of the Eaton Vance organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Trust to indemnify its Trustees and officers with respect thereto, to the extent not covered by insurance.

    BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR and Eaton Vance are both Massachusetts business trusts, and EV is the trustee of BMR and Eaton Vance. The Directors of EV are Landon T. Clay, M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot and Ralph Z. Sorenson. Mr. Clay is chairman, Mr. Gardner is vice chairman and Mr. Hawkes is president and chief executive officer of EVC, BMR, Eaton Vance and EV. All of the issued and outstanding shares of Eaton Vance and EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust which expires on December 31, 1997, the Voting Trustees of which are Messrs. Clay, Gardner, Hawkes and Rowland and Thomas E. Faust, Jr. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers or officers and Directors of EVC and EV. As of April 30, 1997, Messrs. Clay, Gardner and Hawkes each owned 24% of such voting trust receipts, and Messrs. Rowland and Faust owned 15% and 13%, respectively, of such voting trust receipts. Messrs. Gardner, Hawkes and Otis are officers or Trustees of the Trust and/or the Portfolio and are members of the EVC, BMR, Eaton Vance and EV organizations. Messers. Ahern, Murphy, O'Connor, Rynne, Terry, Venezia and Woodbury and Ms. Sanders and Ms. Schiff are officers or Trustees of the Trust and/or the Portfolio and are also members of the BMR, Eaton Vance and EV organizations.

    EVC owns all of the stock of Energex Energy Corporation, which is engaged in oil and gas exploration and development. In addition, Eaton Vance owns all the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC also owns 22% of the Class A shares of Lloyd George Management (B.V.I.) Limited, a registered investment adviser. EVC owns all of the stock of Fulcrum Management, Inc. and MinVen, Inc., which are engaged in precious metal mining venture investment and management. EVC, BMR, Eaton Vance and EV may also enter into other businesses.

    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Fund and the Portfolio, IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.


                                  CUSTODIAN


    IBT acts as custodian for the Fund and the Portfolio. IBT has the custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of all the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity, it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Fund and the Portfolio. IBT charges fees which are competitive within the industry. A portion of the fee relates to custody, bookkeeping and valuation services and is based upon a percentage of Fund and Portfolio net assets and a portion of the fee relates to activity charges, primarily the number of portfolio transactions. These fees are then reduced by a credit for cash balances of the particular investment company at the custodian equal to 75% of the 91-day, U.S. Treasury Bill auction rate applied to the particular investment company's average daily collected balances for the week. Landon T. Clay, a Director of EVC and an officer, Trustee or Director of other entities in the Eaton Vance organization, owns approximately 13% of the voting stock of Investors Financial Services Corp., the holding company parent of IBT. Management believes that such ownership does not create an affiliated person relationship between the Fund or the Portfolio and IBT under the 1940 Act.

    IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the Commission for which it receives a separate fee.

                            SERVICE FOR WITHDRAWAL

    The Transfer Agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder (see "Eaton Vance Shareholder Services -- Withdrawal Plan" in the Fund's current Prospectus) based upon the value of the shares held. The checks will be drawn from share redemptions and hence, although they are a return of principal, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.


                       DETERMINATION OF NET ASSET VALUE


    The Fund and the Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


    Except as described below, debt securities for which the over-the-counter market is the primary market are normally valued at the mean between the latest available bid and asked prices. OTC options are valued at the mean between the bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Short-term obligations having remaining maturities of less than 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. Mortgage-backed "pass-through" securities are valued through use of a matrix pricing system which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates. Securities for which there is no such quotation or valuation and all other assets are valued at fair value as determined in good faith by or at the direction of the Trustees of the Portfolio.


    Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.


                            INVESTMENT PERFORMANCE


    Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes that all distributions are reinvested at net asset value on the reinvestment dates during the period, and either (i) the deduction of the maximum sales charge from the initial $1,000 purchase order, or (ii) a complete redemption of the investment and, if applicable, the deduction of a CDSC at the end of the period. For further information concerning the total return of the Fund, see "Performance Information" in Part II.

    Yield is computed pursuant to a standardized formula by dividing net investment income per share earned during a recent thirty-day period by the maximum offering price (including, if applicable, the maximum initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all obligations held by the Portfolio based on prescribed methods, reduced by accrued Fund expenses for the period with the resulting number being divided by the average daily number of Fund shares outstanding and entitled to receive distributions during the period. The yield figure does not reflect the deduction of any CDSCs (if applicable) imposed on certain redemptions at the rate set forth under "How to Redeem Fund Shares" in the Fund's current Prospectus. Yield calculations assume the current initial sales charge (if applicable) set forth under "How to Buy Fund Shares" in the Fund's current Prospectus. (Actual yield may be affected by variations in sales charges on investments.) For the yield of the Fund, see "Performance Information" in Part II.

    The Principal Underwriter may publish to Authorized Firms the Fund's distribution rate and/or its effective distribution rate. The Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share or, where applicable, the maximum public offering price per share (which includes the maximum initial sales charge). The Fund's effective distribution rate is computed by dividing the distribution rate by the ratio (the days in a year divided by the accrual days of the monthly period) used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. Investors should note that the Fund's yield is calculated using a standardized formula the income component of which is computed from the yields to maturity of all obligations held by the Portfolio based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on the Fund's last monthly distribution which tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month.

    The Fund's total return may be compared to relevant indices, such as the Consumer Price Index and various domestic securities indices. The Fund's total return and comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders. Advertisements and information provided to present and prospective investors may also contain information concerning the stability of the net asset value of the Fund over varying time periods and a comparison of such net asset value to the value of other types of investments over similar time periods. The Fund's performance may differ from that of other investors in the Portfolio, including any other investment companies.


    From time to time, advertisements and other material furnished to present and prospective shareholders may include information, charts and/or illustrations of the Fund's net asset value per share history.


    From time to time, evaluations of the Fund's performance or rankings of mutual funds (which include the Fund) may be made by independent sources (e.g. Lipper Analytical Services, Inc., CDA/Wiesenberger and Morningstar, Inc.) and may be used in advertisements and in information furnished to present or prospective shareholders. Information, charts and illustrations showing the effect of compounding interest or relating to inflation and taxes (including their effects on the dollar and the return on stocks and other investment vehicles) may also be included in advertisements and materials furnished to present and prospective investors.


    From time to time, information about the portfolio allocation, portfolio turnover and holdings of the Portfolio may be included in advertisements and other material furnished to present and prospective shareholders. Such information, for example, may include the Portfolio's diversification by asset type, including mortgage-backed securities with varying maturities and interest rates.


    For example, the Portfolio's diversification by asset type as of March 31, 1997 was:

PORTFOLIO ASSET ALLOCATION                         PERCENT OF INVESTMENTS
--------------------------                         ----------------------
Mortgage-Backed Securities
  Low Coupons: 4-9%                                         58.3%
  High Coupons: 11-16%                                      23.5%
  Other                                                      3.0%
U.S. Treasuries, U.S. Government Agency
  Debentures & Other Mortgage-Backed Securities             15.2%
                                                            -----
TOTAL                                                        100%


    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:


    -- cost associated with aging parents;
    -- funding a college education (including its actual and estimated cost); -- health care expenses (including actual and projected expenses);
    -- long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
    -- retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in equity securities. Such information may describe: the potential for growth; the performance of equities as compared to other investment vehicles; and the value of investing as early as possible and regularly, as well as staying invested. The benefits of investing in equity securities by means of a mutual fund may also be included (such benefits may include diversification, professional management and the variety of equity mutual fund products).


    Information in advertisements and materials furnished to present and prospective investors may include profiles of different types of investors (i.e., investors with different goals and assets) and different investment strategies for meeting specific financial goals. Such information may provide hypothetical illustrations which include: results of various investment strategies; performance of an investment in the Fund over various time periods; and results of diversifying assets among several investments with varying performance. Information in advertisements and materials furnished to present and prospective investors may also include quotations (including editorial comments) and statistics concerning investing in securities, as well as investing in particular types of securities and the performance of such securities.

    The Fund may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.

                                    TAXES


    Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated, has qualified and intends to continue to qualify each year as a RIC under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute all of its net investment income and net realized capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to avoid any federal income or excise tax to the Fund. The Fund so qualified for its taxable year ended December 31, 1996. Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to satisfy them. The Portfolio will allocate at least annually among its investors, including the Fund, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. The Portfolio will make allocations to the Fund in accordance with the Code and applicable regulations and will make moneys available for withdrawal at appropriate times and in sufficient amounts to enable the Fund to satisfy the tax distribution requirements that apply to the Fund and that must be satisfied in order to avoid federal income and/or excise tax on the Fund. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund will be deemed (i) to own its proportionate share of each of the assets of the Portfolio and (ii) to be entitled to the gross income of the Portfolio attributable to such share.


    In order to avoid federal excise tax, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income (not including tax-exempt income) for such year, at least 98% of the excess of its realized capital gains over its realized capital losses, generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, and 100% of any ordinary income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC for federal income tax purposes and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio is liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

    The Portfolio's transactions in foreign currency, foreign currency denominated debt securities, payables and receivables denominated in a foreign currency, options and futures on foreign currency and forward foreign currency exchange contracts are subject to special tax rules that may convert capital gain or loss into ordinary income or loss and may affect the amount, timing and character of the Portfolio's income or loss and hence of allocations and/ or distributions to the Fund's shareholders.

    Positions held by the Portfolio which consist of one or more debt securities and one or more listed options or futures contracts which substantially diminish the risk of loss of the Portfolio with respect to such debt securities will be treated as "mixed straddles" for federal income tax purposes. Such straddles are ordinarily subject to the provisions of Section 1092 of the Code, the operation of which can result in deferral of losses, adjustments in the holding periods of the Portfolio's debt securities and conversion of short-term capital losses into long-term capital losses. The operation of these rules can be mitigated or eliminated by means of various elections which are available to the Portfolio for federal income tax purposes.

    To eliminate the application of these rules, the Portfolio has elected mixed straddle accounting for one or more designated classes of activities involving mixed straddles. Under this method of accounting, figures are derived for aggregate short-term and long-term capital gains and losses associated with all positions in a mixed straddle account on a daily basis. Specifically, gains and losses are computed for all positions disposed of on a given day, and all outstanding positions on such day are marked to market (subject to subsequent adjustments to reflect the gain or loss realized thereby). Gains and losses from all positions in debt securities in the account are netted, as are gains and losses from all positions in options and futures. If the two resulting figures both represent net gains or net losses, the net gain or loss attributable to the debt securities is treated as short-term capital gain or loss, and the net gain or loss attributable to the options and futures contracts is treated as 60% long-term and 40% short-term capital gain or loss. Alternatively, if the resulting figures represent a net gain and a net loss, the two figures are further netted to arrive at a single figure for the day. This figure is treated as 60% long-term and 40% short-term capital gain or loss unless it reflects the fact that the net gain or loss from the debt securities outweighed the net gain or loss from the options and futures, in which case this figure is treated as short-term capital gain or loss.

    On the last business day of the taxable year the annual account net gain or loss for each mixed straddle account is determined by netting the daily net gains or losses for each business day during the taxable year. (The annual account net gain or loss is adjusted to take into account any interest and carrying charges incurred in connection with positions in the account which were required to be capitalized.) Annual account net gains or losses are then netted for all mixed straddle accounts to yield the total annual account net gain or loss. This figure is subject to an overall limitation such that no more than 50% of it will be treated as long-term capital gain and no more than 40% of it will be treated as short-term capital loss.

    The Portfolio may make other tax elections with respect to mixed straddles which do not properly belong in any of its mixed straddle accounts.

    In the absence of a mixed straddle election, futures or currency forward contracts entered into by the Portfolio and listed nonequity options written or purchased by the Portfolio (including options on debt securities, options on futures contracts, options on securities indexes and options on broad-based stock indexes, but possibly excluding certain foreign currency-related options, futures or forward contracts) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the Portfolio's taxable year all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), and any resulting gain or loss will be recognized as 60% long-term and 40% short-term capital gain or loss. Under certain circumstances, entry into a futures contract to sell a security or the purchase of a put option with respect to a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security held by the Portfolio.

    The Portfolio will monitor its transactions in options, futures contracts and forward contracts in order to enable the Fund to maintain its qualification as a RIC for federal income tax purposes.

    The Portfolio's investment in securities acquired at a market discount, or zero coupon and certain other securities with original issue discount will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be allocated daily to interests in the Portfolio and, in order to enable the Fund to distribute its proportionate share of this income and avoid a tax payable by the Fund, the Portfolio may be required to liquidate portfolio securities that it might otherwise have continued to hold in order to generate cash that the Fund may withdraw from the Portfolio for subsequent distribution to Fund shareholders.

    Redemptions (including exchanges) of Fund shares are taxable transactions. Any loss realized upon the redemption or exchange of shares of the Fund with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains with respect to such shares. All or a portion of a loss realized upon a taxable disposition of Fund shares may be disallowed under "wash sale" rules if other Fund shares are purchased (whether through reinvestment of dividends or otherwise) within a period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

    Distributions by the Fund may reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would be taxable to the shareholder even though, from an investment standpoint, it may constitute a return of a portion of the purchase price. Therefore, investors should consider the tax implications of buying shares immediately before a distribution. Certain distributions declared in October, November or December and paid the following January will be taxed to shareholders as if received on December 31 of the year in which they are declared.

    Distributions of the Fund will not qualify for the dividends received deduction available to certain corporations under the Code. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent the Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will inform shareholders of the proportion of its distributions which are derived from interest on such obligations. Shareholders are urged to consult their tax advisers regarding the proper treatment of such portion of their distributions for state and local income tax purposes.

    Special tax rules apply to Individual Retirement Accounts ("IRAs") and to other retirement plans, and persons investing through such plans should consult their tax advisers for more information. The deductibility of contributions to IRAs may be restricted or eliminated for particular shareholders.


    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number and certain certifications required by the Internal Revenue Service (the "IRS"), as well as shareholders with respect to whom the Fund has received notification from the IRS or a broker, may be subject to "backup" withholding of federal income tax from the Fund's taxable dividends and distributions and the proceeds of redemptions (including repurchases and exchanges) at a rate of 31%. An individual's taxpayer identification number is generally his or her social security number.


    Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax treaty. Distributions from the excess of the Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may result if the shareholder is engaged in a trade or business in the United States, is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident, or fails to provide any required certifications regarding status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund.

    The foregoing discussion does not describe many of the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to these or other special tax rules that may apply in their particular situations, as well as the state, local or foreign tax consequences of investing in the Fund.


                       PORTFOLIO SECURITY TRANSACTIONS


    Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR. BMR is also responsible for the execution of transactions for all other accounts managed by it.

    BMR places the portfolio security transactions of the Portfolio and of all other accounts managed by it for execution with many firms. BMR uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Portfolio and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the commission or spread, if any. The debt securities and obligations purchased and sold by the Portfolio are generally traded in the domestic over-the-counter markets on a net basis (i.e. without commission) through broker-dealers and banks acting for their own accounts rather than as brokers, or otherwise involve transactions with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. The Portfolio may also purchase such obligations from domestic underwriters, the cost of which may include undisclosed fees and concessions to the underwriters. Although spreads or commissions paid on portfolio security transactions will, in the judgment of BMR, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Portfolio and BMR's other clients for providing brokerage and research services to BMR.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of overall responsibilities which BMR and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the compensation should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice of the investment advisory industry for the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, BMR receives Research Services from many broker-dealer firms with which BMR places the Portfolio transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.


    Subject to the requirement that BMR shall use its best efforts to seek to execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, BMR is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance. This policy is not inconsistent with a rule of the National Association of Securities Dealers, Inc. (the "NASD"), which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by BMR or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of such other accounts simultaneously, BMR will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not paricipate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where BMR reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the BMR organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

    For the fiscal years ended December 31, 1994, 1995 and 1996, the Portfolio paid no brokerage commissions on portfolio security transactions.

                              OTHER INFORMATION


    The Trust changed its name from Eaton Vance Government Obligations Trust on July 10, 1995. Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" and "EV" in the Fund's name and may use the words "Eaton Vance" or "EV" in other connections and for other purposes.

    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's by-laws, the Trustees shall continue to hold office and may appoint successor Trustees.


    The Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the Trust's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is extremely remote.

    In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's Chairman or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

    The Portfolio's Declaration of Trust provides that the Portfolio will terminate 120 days after the complete withdrawal of the Fund or any other investor in the Portfolio, unless either the remaining investors, by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consented to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolio as a partnership for federal income tax purposes.

    The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.

                           INDEPENDENT ACCOUNTANTS


    Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts are the independent accountants of the Fund and the Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Commission.


                             FINANCIAL STATEMENTS

    The audited financial statements of, and the report of independent accountants for, the Fund and the Portfolio appear in the Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

    Registrant incorporates by reference the audited financial information for the Funds listed below and for the Portfolio for the fiscal year ended December 31, 1996 as previously filed electronically with the Commission:

                    EV Classic Government Obligations Fund
                       Government Obligations Portfolio
                     (Accession No. 0000950156-97-000269)

                   EV Marathon Government Obligations Fund
                       Government Obligations Portfolio
                     (Accession No. 0000950156-97-000270)

                  EV Traditional Government Obligations Fund
                       Government Obligations Portfolio
                     (Accession No. 0000950156-97-000266)

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV CLASSIC GOVERNMENT OBLIGATIONS FUND. The Fund became a series of the Trust on September 27, 1993.

                              FEES AND EXPENSES


DISTRIBUTION PLAN
    During the fiscal year ended December 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $211,862 on sales of shares of the Fund. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $265,319 and the Principal Underwriter received approximately $6,200 in CDSCs which were imposed on early redeeming shareholders. These sales commissions and CDSC payments reduced Uncovered Distributions Charges under the Plan. As at December 31, 1996, the outstanding Uncovered Distritubion Charges of the Principal Underwriter calculated under the Plan amounted to approximately $7,495,000 (which amount was equivalent to 24.9% of the Fund's net assets on such day). During the fiscal year ended December 31, 1996, the Fund made service fee payments to the Principal Underwriter and Authorized Firms aggregating $88,548 of which $70,150 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the fiscal year ended December 31, 1996, the Fund paid the Principal Underwriter $1,115.00 for repurchase transactions handled by the Principal Underwriter.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Trust or the Portfolio.) During the fiscal year ended December 31, 1996, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund, the Portfolio and the funds in the Eaton Vance fund complex(1):

                            AGGREGATE        AGGREGATE     TOTAL COMPENSATION
                           COMPENSATION     COMPENSATION     FROM TRUST AND
NAME                        FROM FUND      FROM PORTFOLIO     FUND COMPLEX
----                        ---------      --------------     ------------
Donald R. Dwight               $35             $3,897(2)        $145,000(5)
Samuel L. Hayes, III            31              3,894(3)         157,500(6)
Norton H. Reamer                31              3,784            145,000
John L. Thorndike               32              3,971(4)         150,000(7)
Jack L. Treynor                 34              4,077            150,000
------------
(1) The Eaton Vance fund complex consists of 212 registered investment companies or series thereof.
(2) Includes $1,593 of deferred compensation.
(3) Includes $700 of deferred compensation.
(4) Includes $957 of deferred compensation.
(5) Includes $45,000 of deferred compensation.
(6) Includes $20,429 of deferred compensation.
(7) Includes $28,125 of deferred compensation.


                            PRINCIPAL UNDERWRITER

    Under the Distribution Agreement the Principal Underwriter acts as principal in selling shares of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws is borne by the Fund. In addition, the Fund makes payments to the Principal Underwriter pursuant to its Distribution Plan as described in the Fund's current Prospectus; the provisions of the Fund's Distribution Plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of its Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Fund's Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding voting securities of the Fund or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold.

                              DISTRIBUTION PLAN


    The Plan is designed to meet the requirements of Rule 12b-1 under the 1940 Act and the sales charge rule of the NASD. The purpose of the Plan is to compensate the Principal Underwriter for its distribution services and facilities provided to the Fund.

    The Plan provides that the Fund will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) the Fund will pay the Principal Underwriter amounts representing
(i) sales commissions equal to 6.25% of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of uncovered distribution charges (as described below) of the Principal Underwriter.


    The amount payable by the Fund to the Principal Underwriter pursuant to the Plan as sales commissions and distribution fees with respect to each day will be accrued on such day as a liability of the Fund and will accordingly reduce the Fund's net assets upon such accrual, all in accordance with generally accepted accounting principles. The amount payable on each day by the Fund is limited to 1/365 of .75% of the Fund's net assets on such day. The level of the Fund's net assets changes each day and depends upon the amount of sales and redemptions of Fund shares, the changes in the value of the investments held by the Portfolio, the expenses of the Fund and the Portfolio accrued and allocated to the Fund on such day, income on portfolio investments of the Portfolio accrued and allocated to the Fund on such day, and any dividends and distributions declared on Fund shares. The Fund does not accrue possible future payments as a liability of the Fund or reduce the Fund's current net assets in respect of unknown amounts which may become payable under the Plan in the future because the standards for accrual of such a liability under accounting principles have not been satisfied.


    The Plan provides that the Fund will receive all CDSCs and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding uncovered distribution charges of the Principal Underwriter. CDSCs and accrued amounts will be paid by the Fund to the Principal Underwriter whenever there exist uncovered distribution charges.

    In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Plan by the Fund to the Principal Underwriter and CDSCs theretofore paid or payable to the Principal Underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding uncovered distribution charges with respect to such day. The amount of outstanding uncovered distribution charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of uncovered distribution charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of Fund shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of Fund shares upon which a CDSC will be imposed, the level and timing of redemptions of Fund shares upon which no CDSC will be imposed (including redemptions of Fund shares pursuant to the exchange privilege which result in a reduction of uncovered distribution charges), changes in the level of the net assets of the Fund, and changes in the interest rate used in the calculation of the distribution fee under the Plan. Periods with a high level of sales of Fund shares accompanied by a low level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to increase the time during which there will exist uncovered distribution charges of the Principal Underwriter.

    Currently, payments of sales commissions, distribution fees and of service fees may equal 1% of the Fund's average daily net assets per annum. For the sales commission and service fee payments made by the Fund and the outstanding uncovered distribution charges of the Principal Underwriter, see "Fees and Expenses -- Distribution Plan" in this Part II. The Fund believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plan through an increase in the Fund's assets (thereby increasing the advisory fee payable to BMR by the Portfolio) resulting from sale of Fund shares and through the amounts paid to the Principal Underwriter, including CDSCs, pursuant to the Plan. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts theretofore received by the Principal Underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Fund.

    Pursuant to Rule 12b-1, the Plan has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, including the Rule 12b-1 Trustees. The Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plan and Distribution Agreement may be terminated at any time by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Fund and the Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees.

    The Trustees of the Trust believe that the Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefited the Fund and will continue to benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plan will compensate the Principal Underwriter for its services and expenses in distributing shares of the Fund. Service fee payments made to the Principal Underwriter and Authorized Firms under the Plan provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.


                           PERFORMANCE INFORMATION


    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the 1-, 5- and 10- year periods ended December 31, 1996. The total return for the period prior to the Fund's commencement of operations on November 1, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund CDSC. Total return for this time period has not been adjusted to reflect the Fund's distribution and/or service fees and certain other expenses. If such an adjustment were made, the performance would have been lower.

                                             VALUE OF A $1,000 INVESTMENT
                                                    VALUE         VALUE
                                                    BEFORE        AFTER            TOTAL RETURN                 TOTAL RETURN
                                                  DEDUCTING     DEDUCTING    BEFORE DEDUCTING THE CDSC    AFTER DEDUCTING THE CDSC*
    INVESTMENT      INVESTMENT     AMOUNT OF       THE CDSC     THE CDSC*    --------------------------  --------------------------
      PERIOD           DATE        INVESTMENT    ON 12/31/96   ON 12/31/96    CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
----------------    -----------    ----------    -----------   -----------   ------------  ------------  ------------  ------------
10 Years Ended
12/31/96             12/31/86        $1,000       $2,057.81     $2,057.81       105.78%       7.48%       105.78%        7.48%
5 Years Ended
12/31/96             12/31/91        $1,000       $1,302.34     $1,302.34        30.23%       5.42%        30.23%        5.42%
1 Year Ended
12/31/96             12/31/95        $1,000       $1,034.90     $1,025.22         3.49%       3.49%         2.52%        2.52%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
------------
 *No CDSC is imposed on certain redemptions. See the Fund's current Prospectus.


    For the thirty-day period ended December 31, 1996, the yield of the Fund was 4.74%.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As at March 31, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As at March 31, 1997, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 33.10% of the outstanding shares, which it held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

[Logo]
EATON VANCE
===============
   Mutual Funds



EV CLASSIC GOVERNMENT

OBLIGATIONS FUND
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL

INFORMATION


MAY 1, 1997




EV CLASSIC GOVERNMENT
OBLIGATIONS FUND
24 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------
INVESTMENT ADVISER OF GOVERNMENT OBLIGATIONS PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

ADMINISTRATOR OF EV CLASSIC GOVERNMENT OBLIGATIONS FUND
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand, L.L.P., One Post Office Square, Boston, MA 02109

                                                                       C-GOSAI

                                     PART B
          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        May 1, 1997


                     EV MARATHON GOVERNMENT OBLIGATIONS FUND
                                24 Federal Street
                           Boston, Massachusetts 02110
                                 (800) 225-6265


    This Statement of Additional Information consists of two parts. Part I provides information about EV Marathon Government Obligations Fund (the "Fund"), Government Obligations Portfolio (the "Portfolio") and certain other series of Eaton Vance Mutual Funds Trust (the "Trust"). Part II provides information solely about the Fund. Where appropriate, Part I includes cross-references to the relevant sections of Part II that provide additional, Fund-specific information. This Statement of Additional Information is sometimes referred to herein as the "SAI."


                              TABLE OF CONTENTS                          Page
                                    PART I
Additional Information about Investment Policies .................         1
Investment Restrictions ..........................................         6
Trustees and Officers ............................................         7
Investment Adviser and Administrator .............................         9
Custodian ........................................................        11
Service for Withdrawal ...........................................        12
Determination of Net Asset Value .................................        12
Investment Performance ...........................................        13
Taxes ............................................................        14
Portfolio Security Transactions ..................................        17
Other Information ................................................        18
Independent Accountants ..........................................        19
Financial Statements .............................................        20


                                   PART II
Fees and Expenses ................................................       a-1
Principal Underwriter ............................................       a-1
Distribution Plan ................................................       a-2
Performance Information ..........................................       a-3
Control Persons and Principal Holders of Securities ..............       a-4

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED MAY 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

    FOR EDGAR FILING PURPOSES ONLY: REGISTRANT INCORPORATES BY REFERENCE FOR EV MARATHON GOVERNMENT OBLIGATIONS FUND THE PART I FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION OF EV CLASSIC GOVERNMENT OBLIGATIONS FUND CONTAINED IN THIS AMENDMENT.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV MARATHON GOVERNMENT OBLIGATIONS FUND. The Fund became a series of the Trust on September 27, 1993.

                              FEES AND EXPENSES


DISTRIBUTION PLAN
    During the fiscal year ended December 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $686,972 on sales of shares of the Fund. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $884,912 and the Principal Underwriter received approximately $566,000 in CDSCs imposed on early redeeming shareholders. These sales commissions and CDSC payments reduced Uncovered Distribution Charges under the Plan. As at December 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $4,334,000 (which amount was equivalent to 3.6% of the Fund's net assets on such day). During the fiscal year ended December 31, 1996, the Fund made service fee payments to the Principal Underwriter and Authorized Firms aggregating $170,149 of which $169,741 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the fiscal year ended December 31, 1996, the Fund paid the Principal Underwriter $2,687.50 for repurchase transactions handled by the Principal Underwriter.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and of the Portfolio who are members of the Eaton Vance organization receive no compensation from the Trust or the Portfolio.) During the fiscal year ended December 31, 1996, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund, the Portfolio and the funds in the Eaton Vance fund complex(1):

                            AGGREGATE         AGGREGATE     TOTAL COMPENSATION
                          COMPENSATION      COMPENSATION      FROM TRUST AND
NAME                        FROM FUND      FROM PORTFOLIO      FUND COMPLEX
----                        ---------      --------------      ------------
Donald R. Dwight              $696             $3,897(2)         $145,000(5)
Samuel L. Hayes, III           628              3,894(3)          157,500(6)
Norton H. Reamer               620              3,784             145,000
John L. Thorndike              641              3,971(4)          150,000(7)
Jack L. Treynor                686              4,077             150,000
------------
(1) The Eaton Vance fund complex consists of 212 registered investment companies or series thereof.
(2) Includes $1,593 of deferred compensation.
(3) Includes $700 of deferred compensation.
(4) Includes $957 of deferred compensation.
(5) Includes $45,000 of deferred compensation.
(6) Includes $20,429 of deferred compensation.
(7) Includes $28,125 of deferred compensation.


                            PRINCIPAL UNDERWRITER

    Under the Distribution Agreement the Principal Underwriter acts as principal in selling shares of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws is borne by the Fund. In addition, the Fund makes payments to the Principal Underwriter pursuant to its Distribution Plan as described in the Fund's current Prospectus; the provisions of the Fund's Distribution Plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of its Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Fund's Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding voting securities of the Fund or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold.

                              DISTRIBUTION PLAN


    The Plan is designed to meet the requirements of Rule 12b-1 under the 1940 Act and the sales charge rule of the NASD. The purpose of the Plan is to compensate the Principal Underwriter for its distribution services and facilities provided to the Fund.

    The Plan provides that the Fund will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) the Fund will pay the Principal Underwriter amounts representing
(i) sales commissions equal to 5% of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of uncovered distribution charges (as described below) of the Principal Underwriter).

    The amount payable to the Principal Underwriter pursuant to the Plan as sales commissions and distribution fees with respect to each day will be accrued on such day as a liability of the Fund and will accordingly reduce the Fund's net assets upon such accrual, all in accordance with generally accepted accounting principles. The amount payable on each day is limited to 1/365 of
 .75% of the Fund's net assets on such day. The level of the Fund's net assets changes each day and depends upon the amount of sales and redemptions of Fund shares, the changes in the value of the investments held by the Portfolio, the expenses of the Fund and the Portfolio accrued and allocated to the Fund on such day, income on portfolio investments of the Portfolio accrued and allocated to the Fund on such day, and any dividends and distributions declared on Fund shares. The Fund does not accrue possible future payments as a liability of the Fund or reduce the Fund's current net assets in respect of unknown amounts which may become payable under the Plan in the future because the standards for accrual of a liability under such accounting principles have not been satisfied.

    The Plan provides that the Fund will receive all CDSCs and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding uncovered distribution charges of the Principal Underwriter. CDSCs and accrued amounts will be paid by the Fund to the Principal Underwriter whenever there exist uncovered distribution charges under the Fund's Plan.

    In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Plan by the Fund to the Principal Underwriter and CDSCs theretofore paid or payable to the Principal Underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding uncovered distribution charges with respect to such day. The amount of outstanding uncovered distribution charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of uncovered distribution charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of Fund shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of Fund shares upon which a CDSC will be imposed, the level and timing of redemptions of Fund shares upon which no CDSC will be imposed (including redemptions of Fund shares pursuant to the exchange privilege which result in a reduction of uncovered distribution charges), changes in the level of the net assets of the Fund, and changes in the interest rate used in the calculation of the distribution fee under the Plan. Periods with a high level of sales of Fund shares accompanied by a low level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to increase the time during which there will exist uncovered distribution charges of the Principal Underwriter.

    Currently, payments of sales commissions and distribution fees and of service fees may equal 1% of the Fund's average daily net assets per annum. For the sales commissions and service fee payments made by the Fund and the outstanding uncovered distribution charges of the Principal Underwriter, see "Fees and Expenses -- Distribution Plan" in this Part II. The Fund believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plan through an increase in the Fund's assets (thereby increasing the advisory fee payable to BMR by the Portfolio) resulting from sale of Fund shares and through the amounts paid to the Principal Underwriter, including CDSCs, pursuant to the Plan. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts theretofore received by the Principal Underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Fund.

    The Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plan and Distribution Agreement may be terminated at any time by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Fund and the Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees.

    The Trustees believe that the Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefited the Fund and will continue to benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plan will compensate the Principal Underwriter for its services and expenses in distributing shares of the Fund. Service fee payments made to the Principal Underwriter and Authorized Firms under the Plan provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the 1-, 5- and 10- year periods ended December 31, 1996. The total return for the period prior to the Fund's commencement of operations on November 1, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund CDSC. Total return for this time period has not been adjusted to reflect the Fund's distribution and/or service fees and certain other expenses. If such adjustments were made, the performance would have been lower.

                                             VALUE OF A $1,000 INVESTMENT
                                           VALUE BEFORE      VALUE AFTER        TOTAL RETURN BEFORE          TOTAL RETURN AFTER
                                           DEDUCTING THE    DEDUCTING THE        DEDUCTING THE CDSC         DEDUCTING THE CDSC*
 INVESTMENT     INVESTMENT    AMOUNT OF       CDSC ON          CDSC* ON       ------------------------    -------------------------
   PERIOD          DATE      INVESTMENT      12/31/96          12/31/96       CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
------------    ----------   ----------    -------------    -------------     -----------    ---------    ------------   ----------
10 Years
ended
12/31/96         12/31/86      $1,000        $2,074.48        $2,074.48         107.45%        7.57%        107.45%        7.57%
5 Years
ended
12/31/96         12/31/91      $1,000        $1,312.92        $1,294.98          31.29%        5.60%         29.50%        5.31%
1 Year
ended
12/31/96         12/31/95      $1,000        $1,036.16        $  987.79           3.62%        3.62%         (1.22)%      (1.22)%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
------------
 * No CDSC is imposed on certain redemptions. See the Fund's current Prospectus.


    For the thirty-day period ended December 31, 1996, the yield of the Fund was 4.86%.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at March 31, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As at March 31, 1997, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 14.67% of the outstanding shares, which it held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

[Logo]
EATON VANCE
===============
   Mutual Funds



EV MARATHON GOVERNMENT

OBLIGATIONS FUND
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL

INFORMATION


MAY 1, 1997




EV MARATHON GOVERNMENT
OBLIGATIONS FUND
24 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------
INVESTMENT ADVISER OF GOVERNMENT OBLIGATIONS PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

ADMINISTRATOR OF EV MARATHON GOVERNMENT OBLIGATIONS FUND
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand, L.L.P., One Post Office Square, Boston, MA 02109

                                                                       M-GOSAI

                                     PART B
          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        May 1, 1997


                   EV TRADITIONAL GOVERNMENT OBLIGATIONS FUND
                                24 Federal Street
                           Boston, Massachusetts 02110
                                 (800) 225-6265

    This Statement of Additional Information consists of two parts. Part I provides information about EV Traditional Government Obligations Fund (the "Fund"), Government Obligations Portfolio (the "Portfolio") and certain other series of Eaton Vance Mutual Funds Trust (the "Trust"). Part II provides information solely about the Fund. Where appropriate, Part I includes cross-references to the relevant sections of Part II that provide additional, Fund-specific information. This Statement of Additional Information is sometimes referred to herein as the "SAI".

                              TABLE OF CONTENTS

                                                                          Page
                                    PART I
Additional Information about Investment Policies ...................        1
Investment Restrictions ............................................        6
Trustees and Officers ..............................................        7
Investment Adviser and Administrator ...............................        9
Custodian ..........................................................       11
Service for Withdrawal .............................................       12
Determination of Net Asset Value ...................................       12
Investment Performance .............................................       13
Taxes ..............................................................       14
Portfolio Security Transactions ....................................       17
Other Information ..................................................       18
Independent Accountants ............................................       19
Financial Statements ...............................................       20


                                   PART II
Fees and Expenses ..................................................      a-1
Services For Accumulation ..........................................      a-1
Principal Underwriter ..............................................      a-2
Service Plan .......................................................      a-3
Performance Information ............................................      a-4
Control Persons and Principal Holders of Securities ................      a-4

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED MAY 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

    FOR EDGAR FILING PURPOSES ONLY: REGISTRANT INCORPORATES BY REFERENCE FOR EV TRADITIONAL GOVERNMENT OBLIGATIONS FUND THE PART I FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION OF EV CLASSIC GOVERNMENT OBLIGATIONS FUND CONTAINED IN THIS AMENDMENT.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV TRADITIONAL GOVERNMENT OBLIGATIONS FUND. The Fund changed its name from Eaton Vance Traditional Government Obligations Fund to EV Traditional Government Obligations Fund on September 27, 1993.


                              FEES AND EXPENSES


SERVICE PLAN
    During the fiscal year ended December 31, 1996, the Fund made service fee payments under the Plan to the Principal Underwriter aggregating $741,245, of which $702,434 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the fiscal year ended December 31, 1996, the Fund paid the Principal Underwriter $6,862.50 for repurchase transactions handled by the Principal Underwriter.

    The total sales charges for sales of shares of the Fund during the fiscal year ended December 31, 1996, was $302,288, none of which was received by the Principal Underwriter, and Authorized Firms received $302,288. The total sales charges for sales of shares of the Fund during the fiscal years ended December 31, 1995 and 1994 were $216,170 and $727,826, respectively, of which $10,288 and
$119,053, respectively, was received by the Principal Underwriter and Authorized Firms received $205,882 and $608,773, respectively.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Trust or the Portfolio.) During the fiscal year ended December 31, 1996, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund, the Portfolio and the funds in the Eaton Vance fund complex(1):

                               AGGREGATE        AGGREGATE    TOTAL COMPENSATION
                             COMPENSATION     COMPENSATION     FROM TRUST AND
NAME                           FROM FUND     FROM PORTFOLIO     FUND COMPLEX
----                           ---------     --------------     ------------
Donald R. Dwight ...........    $  696           $3,897(2)        $145,000(5)
Samuel L. Hayes, III .......       628            3,894(3)         157,500(6)
Norton H. Reamer ...........       620            3,784            145,000
John L. Thorndike ..........       641            3,971(4)         150,000(7)
Jack L. Treynor ............       686            4,077            150,000
------------
(1) The Eaton Vance fund complex consists of 212 registered investment companies or series thereof.
(2) Includes $1,593 of deferred compensation.
(3) Includes $700 of deferred compensation.
(4) Includes $957 of deferred compensation.
(5) Includes $45,000 of deferred compensation.
(6) Includes $20,429 of deferred compensation.
(7) Includes $28,125 of deferred compensation.


                          SERVICES FOR ACCUMULATION

    The following services are voluntary, involve no extra charge other than the sales charge included in the offering price, and may be changed or discontinued without penalty at any time.

    INTENDED QUANTITY INVESTMENT -- STATEMENT OF INTENTION. If it is anticipated that $50,000 or more of Fund shares and shares of the other continuously offered open-end funds listed under "The Eaton Vance Exchange Privilege" in the current Prospectus of the Fund will be purchased within a 13-month period, a Statement of Intention should be signed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. The Statement authorizes the Transfer Agent to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. Execution of a Statement does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement, and should the amount actually purchased during the 13-month period be more or less than that indicated on the Statement, price adjustments will be made. For sales charges and other information on quantity purchases, see "How to Buy Fund Shares" in the Fund's current Prospectus. Any investor considering signing a Statement of Intention should read it carefully.


    RIGHT OF ACCUMULATION -- CUMULATIVE QUANTITY DISCOUNT. The applicable sales charge level for the purchase of Fund shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the shares the shareholder owns in his account(s) in the Fund and in the other continuously offered open-end funds listed under "The Eaton Vance Exchange Privilege" in the current Prospectus of the Fund for which Eaton Vance acts as investment adviser or administrator at the time of purchase. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate investment. For example, if the shareholder owned shares valued at $30,000 in EV Traditional California Municipals Fund, and purchased an additional $20,000 of Fund shares, the sales charge for the $20,000 purchase would be at the rate of 2.75% of the offering price (2.83% of the net amount invested) which is the rate applicable to single transactions of $50,000. For sales charges on quantity purchases, see "How to Buy Fund Shares" in the Fund's current Prospectus. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level.


    For any such discount to be made available, at the time of purchase a purchaser or his or her Authorized Firm must provide the Principal Underwriter (in the case of a purchase made through an Authorized Firm) or the Transfer Agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Corfirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

                            PRINCIPAL UNDERWRITER

    Shares of the Fund may be continuously purchased at the public offering price through certain Authorized Firms which have agreements with the Principal Underwriter. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance. The public offering price is the net asset value next computed after receipt of the order, plus, where applicable, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the Fund's current Prospectus (see "How to Buy Fund Shares"). Such table is applicable to purchases of the Fund alone or in combination with purchases of the other funds offered by the Principal Underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account; and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account.

    The table is also presently applicable to (1) purchases of Fund shares, alone or in combination with purchases of any of the other funds offered by the Principal Underwriter through one dealer aggregating $50,000 or more made by any of the persons enumerated above within a thirteen-month period starting with first purchase pursuant to a written Statement of Intention, in the form provided by the Principal Underwriter, which includes provisions for a price adjustment depending upon the amount actually purchased within such period (a purchase not made pursuant to such Statement may be included thereunder if the Statement is filed within 90 days of such purchase); or (2) purchases of the Fund pursuant to the Right of Accumulation and declared as such at the time of purchase.

    Subject to the applicable provisions of the 1940 Act, the Fund may issue shares at net asset value in the event that an investment company (whether a regulated or private investment company or a personal holding company) is merged or consolidated with or acquired by the Fund. Normally no sales charges will be paid in connection with an exchange of Fund shares for the assets of such investment company.

    Shares may be sold at net asset value to any officer, director, trustee, general partner or employee of the Fund, the Portfolio or any investment company for which Eaton Vance or BMR acts as investment adviser, any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance, or any officer, director or employee of any parent, subsidiary or other affiliate of Eaton Vance. The terms "officer," "director," "trustee," "general partner" or "employee" as used in this paragraph include any such person's spouse and minor children, and also retired officers, directors, trustees, general partners and employees and their spouses and minor children. Shares of the Fund may also be sold at net asset value to registered representatives and employees of certain Authorized Firms and to such persons' spouses and children under the age of 21 and their beneficial accounts.

    The Trust reserves the right to suspend or limit the offering of shares of the Fund to the public at any time.


    The Principal Underwriter acts as principal in selling shares of the Fund under the Distribution Agreement with the Trust on behalf of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising are borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Board of Trustees of the Trust (including a majority of its Trustees who are not interested persons of the Principal Underwriter or the Trust), may be terminated on six months' notice by either party, and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Principal Underwriter allows Authorized Firms discounts from the applicable public offering price which are alike for all Authorized Firms. However, the Principal Underwriter may allow, upon notice to all Authorized Firms with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. See "How to Buy Fund Shares" in the Fund's current Prospectus for the discounts allowed to Authorized Firms. During periods when the discount includes the full sales charge, such Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933. See "Fees and Expenses" in this Part II for the sales charge paid to the Principal Underwriter and Authorized Firms.

    See the Statement of Assets and Liabilities in the Fund's Financial Statements for a specimen price make-up sheet showing the computation of maximum offering price per share as at December 31, 1996.


                                 SERVICE PLAN

    The Trust on behalf of the Fund has adopted a Service Plan (the "Plan") designed to meet the service fee requirements of the revised sales charge rule of the National Association of Securities Dealers, Inc. (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The following supplements the discussion of the Plan contained in the Fund's Prospectus.


    The Plan remains in effect from year to year, provided such continuance is approved by a vote of both a majority of (i) those Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Noninterested Trustees") and (ii) all of the Trustees then in office, cast in person at a meeting (or meetings) called for the purpose of voting on this Plan. The Plan may be terminated any time by vote of the Noninterested Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The Plan has been approved by the Board of Trustees of the Trust, including the Noninterested Trustees.


    Under the Plan, the President or a Vice President of the Trust shall provide to the Trustees for their review, and the Trustees shall review at least quarterly, a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described herein without approval of the shareholders of the Fund, and all material amendments of the Plan must also be approved by the Trustees of the Trust as prescribed by Rule 12b-1. So long as the Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons. The Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. For the service fees paid by the Fund under the Plan see "Fees and Expenses" in this Part II.

                           PERFORMANCE INFORMATION

    The table below indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in the Fund covering the 1-, 5- and 10-year periods ended December 31, 1996.

                                             VALUE OF A $1,000 INVESTMENT
                                                                            TOTAL RETURN EXCLUDING         TOTAL RETURN INCLUDING
                                                           VALUE OF          MAXIMUM SALES CHARGE           MAXIMUM SALES CHARGE
                            INVESTMENT      AMOUNT OF     INVESTMENT     ---------------------------    ---------------------------
     INVESTMENT PERIOD         DATE        INVESTMENT*    ON 12/31/96     CUMULATIVE     ANNUALIZED      CUMULATIVE     ANNUALIZED
     -----------------      ----------     -----------    -----------    ------------   ------------    ------------   ------------
10 Years Ended 12/31/96     12/31/86         $952.62       $2,041.92       112.13%           7.81%         104.19%        7.40%
 5 Years Ended 12/31/96     12/31/91         $962.48       $1,292.13        34.25%           6.07%          29.21%        5.26%
 1 Year Ended 12/31/96      12/31/95         $962.44       $1,005.94         4.52%           4.52%           0.59%        0.59%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost.
--------------
 *Initial investment less the maximum sales charge of 3.75%.


    For the 30-day period ended December 31, 1996, the yield of the Fund was 5.71%.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at March 31, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As at March 31, 1997, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 17.57% of the outstanding shares, which it held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

[Logo]
EATON VANCE
===============
   Mutual Funds



EV TRADITIONAL GOVERNMENT

OBLIGATIONS FUND
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL

INFORMATION


MAY 1, 1997




EV TRADITIONAL GOVERNMENT
OBLIGATIONS FUND
24 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------
INVESTMENT ADVISER OF GOVERNMENT OBLIGATIONS PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

ADMINISTRATOR OF EV TRADITIONAL GOVERNMENT OBLIGATIONS FUND
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand, L.L.P., One Post Office Square, Boston, MA 02109

                                                                       T-GOSAI

                                     PART B
          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        May 1, 1997


                      EATON VANCE SHORT-TERM TREASURY FUND
                                24 Federal Street
                           Boston, Massachusetts 02110
                                 (800) 225-6265

--------------------------------------------------------------------------------

TABLE OF CONTENTS                                                     Page


Investment Restrictions .....................................           2
Trustees and Officers .......................................           3
Control Persons and Principal Holders of Securities .........           5
Investment Adviser ..........................................           5
Custodian ...................................................           7
Determination of Net Asset Value ............................           7
Investment Performance ......................................           7
Taxes .......................................................           8
Principal Underwriter .......................................           9
Distribution Plan ...........................................          10
Portfolio Security Transactions .............................          10
Other Information ...........................................          12
Independent Accountants .....................................          13
Financial Statements ........................................          13

--------------------------------------------------------------------------------

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE PROSPECTUS OF EATON VANCE SHORT-TERM TREASURY FUND (THE "FUND") DATED MAY 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

                     STATEMENT OF ADDITIONAL INFORMATION

    This Statement of Additional Information ("SAI") provides information about Eaton Vance Short-Term Treasury Fund (the "Fund"). Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Prospectus.


                           INVESTMENT RESTRICTIONS

    The following investment restrictions are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this Statement of Additional Information means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund.

    As a matter of fundamental investment policy, the Fund may not:

    (1) With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of a single issuer, or purchase more than 10% of the outstanding voting securities of a single issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalitites and except securities of other investment companies;

    (2) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;

    (3) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

    (4) Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

    (5) Purchase or sell physical commodities or futures contracts for the purchase or sale of physical commodities, provided that the Fund may enter into all types of futures and forward contracts on currency, securities and securities, economic and other indices and may purchase and sell options on such futures contracts;

    (6) Make loans to any person, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements or (c) lending portfolio securities;

    (7) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin; or

    (8) Invest 25% or more of its total assets in any single industry (provided there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities).

    Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.


    The Fund has adopted the following nonfundamental investment policies which may be changed by the Trustees of the Trust without approval by the Fund's shareholders. As a matter of nonfundamental policy, the Fund may not: (a) invest more than 15% of its net assets in investments which are not readily marketable, including restricted securities and repurchase agreements with a maturity longer than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust, or their delegate, determines to be liquid; (b) purchase put or call options on securities if after such purchase more than 5% of its net assets, as measured by the aggregate of the premiums paid for such options, would be invested in such options; (c) make short sales of securities or maintain a short position, unless at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any time. (The Fund will make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes); or (d) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holder is an officer or Trustee of the Trust or is a member, officer, director or trustee of any investment adviser of the Fund, if after the purchase of the securities of such issuer by the Fund one or more of such persons owns benefically more than 1/2 of 1% of the shares of securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own benefically more than 5% of such shares or securities or both (all taken at market value).


    The Fund has no current intention during the coming year of lending portfolio securities, entering into futures or options contracts, investing in other investment companies or engaging in short sales. The Fund has the authority, pending the investment of uninvested cash in Treasury obligations, to invest up to 5% of its assets in repurchase agreements with respect to U.S. Treasury obligations; however, the Fund has no current intention to exercise that authority.

    Whenever an investment policy or investment restriction set forth in the Prospectus or this Statement of Additional Information states a maximum percentage of assets that may be invested in any security or other asset, such percentage limitation shall be determined immediately after and as a result of the Fund's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, will not compel the Fund to dispose of such security or other asset. Notwithstanding the foregoing, the Fund must always be in compliance with the borrowing policy set forth above.

                            TRUSTEES AND OFFICERS


    The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Fund's Investment Adviser, Eaton Vance; of Eaton Vance's wholly-owned subsidiary, Boston Management and Research ("BMR"); of Eaton Vance's parent, Eaton Vance Corp. ("EVC"); and of Eaton Vance's and BMR's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Those Trustees who are "interested persons" of the Trust, as defined in the 1940 Act, by virtue of their affiliation with any one or more of Eaton Vance, BMR, EVC or EV, are indicated by an asterisk(*).

M. DOZIER GARDNER (63), President and Trustee*
Vice Chairman of Eaton Vance, BMR, EVC and EV and a Director of EVC and EV.
  Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR.

JAMES B. HAWKES (55), Vice President and Trustee*
President and Chief Executive Officer of Eaton Vance, BMR, EVC and EV and a
  Director of EVC and EV. Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR. Mr. Hawkes was elected Vice President and Trustee of the Trust on December 16, 1991.

DONALD R. DWIGHT (66), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company); Chairman of the Board of Newspapers of New England, Inc. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

SAMUEL L. HAYES, III (62), Trustee
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate
  School of Business Administration. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration,
  Soldiers Field Road, Boston, Massachusetts 02163

NORTON H. REAMER (61), Trustee
President and Director, United Asset Management Corporation (a holding company owning institutional investment management firms); Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

JOHN L. THORNDIKE (70), Trustee
Formerly Director of Fiduciary Company Incorporated. Director or Trustee of
  various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110

JACK L. TREYNOR (67), Trustee
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274

WILLIAM H. AHERN, JR. (37), Vice President
Assistant Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Ahern was elected Vice President of the Trust on June 19, 1995.

MICHAEL B. TERRY (54), Vice President
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.

JAMES L. O'CONNOR (52), Treasurer
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.

THOMAS OTIS (65), Secretary
Vice President and Secretary of Eaton Vance, BMR, EVC and EV. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (61), Assistant Treasurer and Assistant Secretary
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (34), Assistant Secretary
Assistant Vice President of Eaton Vance, BMR and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. State Regulations Supervisor, The Boston Company (1991-1993). Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary of the Trust on March 27, 1995.

JOHN P. RYNNE (54), Assistant Secretary
Corporate Controller and Vice President of EVC. Vice President of Eaton Vance,
  EV, EVD and BMR, and Treasurer of Energex Energy Corporation. Mr. Rynne was elected Assistant Secretary of the Trust on June 19, 1995.

ERIC G. WOODBURY (39), Assistant Secretary
Vice President of Eaton Vance, BMR and EV since February 1993; formerly, associate attorney at Dechert, Price & Rhoads. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodbury was elected Assistant Secretary of the Trust on June 19, 1995.

    Messrs. Hayes (Chairman), Reamer and Thorndike are members of the Special Committee of the Board of Trustees of the Trust. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund, including administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund.

    The Nominating Committee of the Board of Trustees of the Trust is comprised of four Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The Committee has four-year staggered terms, with one member rotating off the Committee to be replaced by another noninterested Trustee. The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.

    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust. The Audit Committee's functions include making recommendations to the Board regarding the selection of the independent accountants, and reviewing matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Trust.

    The fees and expenses of the noninterested Trustees of the Trust are paid by the Fund (and the other series of the Trust). (The Trustees of the Trust who are members of the Eaton Vance organization receive no compensation from the Fund.) During the fiscal year ended December 31, 1996, the noninterested Trustees of the Trust earned the following compensation in their capacities as Trustees from the Fund and the funds in the Eaton Vance fund complex(1):

                                           AGGREGATE        TOTAL COMPENSATION
                                          COMPENSATION        FROM TRUST AND
NAME                                       FROM FUND           FUND COMPLEX
----                                       ---------           ------------
Donald R. Dwight .......................     $  854(2)           $145,000(5)
Samuel L. Hayes, III ...................      1,052(3)            157,500(6)
Norton H. Reamer .......................        992               145,000
John L. Thorndike ......................      1,080(4)            150,000(7)
Jack L. Treynor ........................      1,027               150,000
----------
(1) The Eaton Vance fund complex consists of 212 registered investment companies or series thereof.
(2) Includes $375 of deferred compensation.
(3) Includes $119 of deferred compensation.
(4) Includes $375 of deferred compensation.
(5) Includes $55,000 of deferred compensation.
(6) Includes $20,429 of deferred compensation.
(7) Includes $28,125 of deferred compensation.

    Trustees of the Trust who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees" Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Trust in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Fund's assets, liabilities, and net income per share, and will not obligate the Trust to retain the services of any Trustee or obligate the Trust to pay any particular level of compensation to the Trustee. The Trust does not have a retirement plan for its Trustees.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of March 31, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of March 31, 1997, Eaton Vance owned 81.07% of the outstanding shares of the Fund; Eaton Vance is a Massachusetts business trust and a wholly-owned subsidiary of EVC. In addition, as of the same date, the following shareholder owned of record the percentage of the Fund's outstanding shares indicated after its name; Plasma-Therm Inc., St. Petersburg, FL (6.01%). To the Trust's knowledge, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              INVESTMENT ADVISER


    The Fund engages Eaton Vance as its investment adviser pursuant to an Investment Advisory Agreement dated February 4, 1991. Eaton Vance or its affiliates act as investment adviser to investment companies and various individual and institutional clients with combined assets under management of over $17 billion.

    Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. They maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment-grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division covers stocks ranging from blue chip to emerging growth companies.

    Eaton Vance and its affiliates act as adviser to over 150 mutual funds, and individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts. Eaton Vance mutual funds feature international equities, domestic equities, tax-free municipal bonds, and U.S. government and corporate bonds. Lloyd George Management has advised Eaton Vance's international equity funds since 1992. Founded in 1991, Lloyd George is headquartered in Hong Kong with offices in London and Mumbai, India. It has established itself as a leader in investment management in Asian equities and other global markets. Lloyd George features an experienced team of investment professionals that began working together in the mid-1980s. Lloyd George's staff includes 11 highly qualified investment professionals who manage U.S. $1.3 billion. Lloyd George analysts cover East Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Mumbai. Together Eaton Vance and Lloyd George manage over $18 billion in assets. Eaton Vance mutual funds are distributed by the Principal Underwriter both within the United States and offshore.

    The Principal Underwriter believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your short- and long-term financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can provide you with tailored financial advice and help you decide when to buy, sell or persevere with your investments.


    Eaton Vance manages the investments and affairs of the Fund subject to the supervision of the Trust's Board of Trustees. Eaton Vance furnishes to the Fund investment advice and assistance, administrative services, office space, equipment and personnel, and has arranged for certain members of the Eaton Vance organization to serve without salary as officers or Trustees of the Trust.


    For a description of the compensation that the Fund pays Eaton Vance under its Investment Advisory Agreement, see the Fund's current Prospectus. As at December 31, 1996, the Fund had net assets of $2,003,887. For the fiscal years ended December 31, 1996 and 1995, Eaton Vance would have earned, absent a fee reduction, advisory fees of $184,614 and $139,640, respectively, (equivalent to 0.31% of the Fund's average daily net assets for each such year). To enhance the net income of the Fund, Eaton Vance made a reduction of its advisory fee in the amount of $85,061 and $122,471 for the years ended December 31, 1996 and 1995, respectively. For the fiscal year ended December 31, 1994, Eaton Vance would have earned, absent a fee reduction, advisory fees of $42,301 (equivalent to 0.22% of the Fund's average daily net assets for such year). To enhance the net income of the Fund, Eaton Vance made a reduction of its fee in the full amount and was allocated a portion of the Fund's operating expenses in the amount of $31,702.

    The Investment Advisory Agreement with Eaton Vance continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees cast in person at meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Fund, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that Eaton Vance may render services to others and may permit other fund clients and other corporations and organizations to use the words "Eaton Vance" in their names. The Agreement also provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the Agreement on the part of Eaton Vance, Eaton Vance shall not be liable to the Fund or to any shareholder for any act or omission in the course of or connected with rendering services or for any losses sustained in the purchase, holding or sale of any security.

    The Fund will be responsible for all costs and expenses not expressly stated to be payable by Eaton Vance under the Investment Advisory Agreement or by the Principal Underwriter under its Distribution Agreement with the Fund. Such costs and expenses to be borne by the Fund include, without limitation, the fees and expenses of the Fund's custodian and transfer agent, including those incurred for determining the Fund's net asset value and keeping the Fund's books; expenses of pricing and valuation services; the cost of share certificates; membership dues in investment company organizations; brokerage commissions and fees; fees and expenses of registering its shares; expenses of reports to shareholders, proxy statements, and other expenses of shareholders' meetings; insurance premiums; printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; compensation and expenses of Trustees not affiliated with Eaton Vance; and investment advisory fees. The Fund will also bear expenses incurred in connection with litigation in which the Fund is a party and any legal obligation the Fund may have to indemnify the Trust's officers and Trustees with respect thereto, to the extent not covered by insurance.

    Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and BMR are both Massachusetts business trusts, and EV is the trustee of Eaton Vance and BMR. The Directors of EV are Landon T. Clay, M. Dozier Gardner, James B. Hawkes, and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot and Ralph Z. Sorenson. Mr. Clay is chairman, Mr. Gardner is vice chairman and Mr. Hawkes is president and chief executive officer of EVC, Eaton Vance, BMR and EV. All of the issued and outstanding shares of Eaton Vance and EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust which expires on December 31, 1997, the Voting Trustees of which are Messrs. Clay, Gardner, Hawkes, Rowland and Thomas E. Faust, Jr. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance and BMR who are also officers and Directors of EVC and EV. As of April 30, 1997, Messrs. Clay, Gardner and Hawkes each owned 24% of such voting trust receipts, and Messrs. Rowland and Faust owned 15% and 13%, respectively, of such voting trust receipts. Messrs. Gardner, Hawkes and Otis who are officers or Trustees of the Trust, are also members of the EVC, Eaton Vance, BMR and EV organizations. Messrs. Ahern, Murphy, O'Connor, Rynne, Terry and Woodbury and Ms. Sanders are officers of the Trust and are also members of the Eaton Vance, BMR and EV organizations.

    EVC owns all of the stock of Energex Energy Corporation, which engages in oil and gas exploration and development. In addition, Eaton Vance owns all of the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC owns all of the stock of Fulcrum Management, Inc. and MinVen, Inc., which are engaged in precious metal mining venture investment and management. EVC also owns 22% of the Class A shares of Lloyd George Management (B.V.I.) Limited, a registered investment adviser. EVC, Eaton Vance, BMR and EV may also enter into other businesses.

    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the Fund's custodian, IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund and such banks.


                                  CUSTODIAN


    IBT acts as custodian for the Fund. IBT has the custody of all cash and securities of the Fund, maintains the Fund's general ledger, and computes the daily per share net asset value. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Fund's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Fund. IBT charges fees which are competitive within the industry. A portion of the fee relates to custody, bookkeeping and valuation services and is based upon a percentage of the Fund's net assets and a portion of the fee relates to activity charges, primarily the number of portfolio transactions. These fees are then reduced by a credit for cash balances of the particular investment company at the custodian equal to 75% of the 91-day, U.S. Treasury Bill auction rate applied to the particular investment company's average daily collected balances for the week. Landon T. Clay, a Director of EVC and an officer, Trustee or Director of other entities in the Eaton Vance organization, owns approximately 13% of the voting stock of Investors Financial Services Corp., the holding company parent of IBT. Management believes that such ownership does not create an affiliated person relationship between the Fund and IBT under the 1940 Act.

    IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the Commission, for which it receives a separate fee.

                       DETERMINATION OF NET ASSET VALUE

    The Fund's net asset value is determined by IBT (as agent for the Fund) in the manner described under "Valuing Fund Shares" in the Fund's current Prospectus. The Fund will be closed for business and will not price its shares on the following business holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                            INVESTMENT PERFORMANCE


    The Fund's average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes that all distributions are reinvested at net asset value on the reinvestment dates during the period, and a complete redemption of the investment at the end of the period.

    The Fund's yield is computed pursuant to a standardized formula by dividing its net investment income per share earned during a recent thirty-day period by the net asset value per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations in the Fund's portfolio based on prescribed methods, reduced by accrued Fund expenses for the period, with the resulting number being divided by the average daily number of Fund shares outstanding and entitled to receive dividends during the period. For the thirty-day period ended December 31, 1996, the yield of the Fund was 4.85%. If a portion of the expenses related to the operation of the Fund had not been allocated to the Investment Adviser, the Fund would have had a lower yield.

    The table below indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in the Fund covering the period from the date of the initial public offering, February 4, 1991, to December 31, 1996, and the one- and five-year periods ended December 31, 1996.


                                        VALUE OF A $1,000 INVESTMENT

                                                                        VALUE OF                      TOTAL RETURN
       INVESTMENT            INVESTMENT            AMOUNT OF           INVESTMENT        --------------------------------------
         PERIOD                 DATE              INVESTMENT           ON 12/31/95          CUMULATIVE           ANNUALIZED
-------------------------------------------------------------------------------------------------------------------------------
Life of the
Fund**                         2/4/91*             $1,000.00            $1,281.57             28.16%                4.29%
5 Years Ended
12/31/96                      12/31/91             $1,000.00            $1,221.70             22.17%                4.09%
1 Year Ended
12/31/96**                    12/31/95             $1,000.00            $1,046.93              4.69%                4.69%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
------------
 *Date of the initial public offering (February 4, 1991).
**If a portion of the expenses of the Fund had not been subsidized, the Fund would have had lower returns.

    The Fund's yield and total return may be compared to the Consumer Price Index and various domestic, international and global securities indices. The Fund's yield and total return and comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders.


    In addition, evaluations of the Fund's performance or rankings of mutual funds (which include the Fund) made by independent sources may be used in advertisements and in information furnished to present or prospective shareholders.


    The Fund may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.


    Information used in advertisements and in materials furnished to present and prospective shareholders may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds which may be employed to meet specific financial goals. Such information may address:

       -- cost associated with aging parents;

       -- funding a college education (including its actual and estimated cost);

       -- health care expenses (including actual and projected expenses);

       -- long-term disabilities (including the availability of, and coverage provided by, disability insurance); and

       -- retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

                                    TAXES

    Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated, has qualified, and intends to continue to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute a sufficient amount of its investment company taxable income so as to effect such qualification. The Fund may also distribute part or all of its net investment income and net realized capital gains in accordance with the timing requirements imposed by the Code, so as to reduce or avoid any federal income or excise tax to the Fund. The Fund qualified as a RIC under the Code for its taxable year ended December 31, 1996.

    In order to avoid federal excise tax, the Code requires the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income (not including tax-exempt income) for such year, at least 98% of the excess of its realized capital gains over its realized capital losses, generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, and 100% of any income or capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided the Fund qualifies as a RIC for federal tax purposes, the Fund is not liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.


    The Fund's distributions of taxable net investment income and of excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income whether paid in cash or reinvested in additional shares. Distributions of the excess of net long-term capital gain over net short-term capital loss (reduced by any capital losses carried forward from prior years) are taxable to shareholders as long-term capital gains, whether received in cash or in additional shares and regardless of the length of time their shares of the Fund have been held. Distributions made by the Fund will not qualify for the dividends-received deduction for corporations.

    Under the Code, the redemption or exchange of shares of a regulated investment company normally results in capital gain or loss if such shares are held as capital assets. Section 1258 of the Code recharacterizes all or a portion of any capital gain from the disposition or other termination of a position held as part of a "conversion transaction" as ordinary income. Conversion transactions include, among other things, certain transactions which are marketed or sold as producing a capital gain. Investors should consult their own tax advisers concerning whether Section 1258 may apply to their transactions in Fund shares.

    Any loss realized upon the redemption or exchanges of shares of the Fund with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains with respect to such shares. In addition, a loss realized on a redemption or other disposition of Fund shares may be disallowed under certain "wash sale" rules if other shares of the Fund are acquired within a period beginning 30 days before and ending 30 days after the date of such redemption or other disposition. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.


    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number and certain certifications required by the Internal Revenue Service ("IRS"), as well as shareholders with respect to whom the Fund has received notification from the IRS or a broker, may be subject to "backup" withholding of federal income tax from the Fund's taxable dividends and distributions and the proceeds of redemptions (including repurchases and exchanges), at a rate of 31%. An individual's taxpayer identification number is generally his or her social security number.


    Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax treaty. Distributions from the excess of the Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may result if the shareholder is engaged in a trade or business in the United States, is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident, or fails to provide any required certifications regarding status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund.

    Special tax rules apply to Individual Retirement Accounts ("IRAs") and to other retirement plans and persons investing through such plans should consult their tax advisers for more information.

    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as retirement plans, tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local or foreign tax consequences of investing in the Fund.

                            PRINCIPAL UNDERWRITER


    Under the Distribution Agreement the Principal Underwriter acts as principal in selling shares of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. In addition, the Fund makes payments to the Principal Underwriter pursuant to its Distribution Plan as described in the Fund's current Prospectus. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Fund's Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding voting securities of the Fund or on six months' notice by the Principal Underwriter, and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold.

                              DISTRIBUTION PLAN


    The Distribution Plan (the "Plan") is described in the Prospectus and is designed to meet the requirements of Rule 12b-1 under the 1940 Act. The following supplements the discussion of the Plan contained in the Prospectus.


    The Plan continues in effect from year to year, for so long as such continuance is approved annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, cast in person at a meeting (or meetings) called for the purpose of voting on this Plan. The Plan may be terminated at any time by vote of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the Fund and the Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

    During the fiscal year ended December 31, 1996, the Fund paid $137,462 in distribution fees to the Principal Underwriter and the Principal Underwriter in turn paid $55,825 of this amount to Authorized Firms or others as described in the Prospectus and used the balance of $81,637 to compensate employees of the Principal Underwriter and its affiliates and to defray part of its expenses associated with distributing shares of the Fund.

                       PORTFOLIO SECURITY TRANSACTIONS


    Decisions concerning the execution of Fund portfolio security transactions, including the selection of the market and the executing firm, are made by Eaton Vance. Eaton Vance is also responsible for the execution of transactions for all other accounts managed by it.


    Eaton Vance places the portfolio security transactions of the Fund and of all other accounts managed by it for execution with many firms. Eaton Vance uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Fund and (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, Eaton Vance will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors including without limitation the size and type of the transaction, the general execution and operational capabilities of the executing firm, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, reliability, experience and financial condition of the firm, the value and quality of services rendered by the firm in other transactions, and the reasonableness of the commission or spread, if any. The U.S. Treasury bills, notes and bonds purchased and sold by the Fund are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers and banks acting for their own account rather than as brokers, and the Fund may also acquire such obligations in the periodic auctions of the U.S. Treasury. Firms acting for their own account attempt to profit from such transactions by buying at the bid price and selling at a higher asked price for such obligations, and the difference between such prices is customarily referred to as the spread. While it is anticipated that the Fund will not pay significant brokerage commissions in connection with such portfolio security transactions, on occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Fund will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of Eaton Vance, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Fund and Eaton Vance's other clients for providing brokerage and research services to Eaton Vance.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Fund may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Eaton Vance determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of overall responsibilities which Eaton Vance and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, Eaton Vance will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.


    It is a common practice in the investment advisory industry for the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealers which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Eaton Vance receives Research Services from many broker-dealer firms with which Eaton Vance places the Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by Eaton Vance in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to Eaton Vance in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Fund is not reduced because Eaton Vance receives such Research Services. Eaton Vance evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which Eaton Vance believes are useful or of value to it in rendering investment advisory services to its clients.


    Subject to the requirement that Eaton Vance shall use its best efforts to seek to execute Fund portfolio security transactions at advantageous prices and at reasonably competitive commission rates or spreads, Eaton Vance is authorized to consider as a factor in the selection of any broker-dealer firm with whom Fund portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by Eaton Vance. This policy is not inconsistent with a rule of the National Association of Securities Dealers, Inc. (the "NASD"), which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Securities considered as investments for the Fund may also be appropriate for other investment accounts managed by Eaton Vance or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of such other accounts simultaneously, Eaton Vance will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where Eaton Vance reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Trustees of the Trust and the Fund that the benefits from the Eaton Vance organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

    During the fiscal year ended December 31, 1996, the Fund's purchases and sales of portfolio securities were with major dealers in U.S. Treasury obligations. The prices for which securities are purchased from and sold to such dealers usually include an undisclosed dealer spread. For the fiscal years ended December 31, 1996, 1995 and 1994, the Fund paid no brokerage commissions on portfolio security transactions.

PORTFOLIO TURNOVER
    The Fund cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally not exceed 25% (excluding maturity of securities). The Fund engages in portfolio trading (including short-term trading) if it believes that a transaction including all costs will help in achieving its investment objective either directly by increasing income or indirectly by enhancing the Fund's net asset value.


                              OTHER INFORMATION

    The Trust changed its name from Eaton Vance Government Obligations Trust on July 10, 1995. Eaton Vance, pursuant to its agreement with the Trust, controls the use of the Fund's name and may use the words "Eaton Vance" in other connections and for other purposes. EVC may require the Fund to cease using such words in its name if EVC or Eaton Vance or any other subsidiary or affiliate of EVC ceases to act as investment manager of the Fund.


    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-Laws, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the Trust's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is extremely remote.

    The right to redeem can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Fund to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.


                           INDEPENDENT ACCOUNTANTS

    Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts are the Fund's independent accountants, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.

                             FINANCIAL STATEMENTS


    The audited financial statements of, and the report of independent accountants for, the Fund and the Portfolio appear in the Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

    Registrant incorporates by reference the audited financial information for the Fund for the fiscal year ended December 31, 1996 as previously filed electronically with the Commission (Accession No. 0000950156-97-000157).

[Logo]
EATON VANCE
===============
   Mutual Funds



EATON VANCE

SHORT-TERM

TREASURY FUND


STATEMENT OF ADDITIONAL

INFORMATION


MAY 1, 1997




EATON VANCE SHORT-TERM
TREASURY FUND
24 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------
INVESTMENT ADVISER
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand, L.L.P., One Post Office Square, Boston, MA 02109

                                                                         TYSAI

                                    PART C
                              OTHER INFORMATION

ITEM 24:  FINANCIAL STATEMENTS AND EXHIBITS

           (A) FINANCIAL STATEMENTS


          INCLUDED IN PART A:
            FOR THE FUNDS LISTED BELOW ARE "FINANCIAL HIGHLIGHTS" FROM THE
              DATE INDICATED TO THE FISCAL YEAR ENDED DECEMBER 31, 1996:
                Eaton Vance Cash Management Fund (from January 1, 1987)
                Eaton Vance Liquid Assets Fund (from the start of business May
                  28, 1987)
                Eaton Vance Money Market Fund (from start of business April 5,
                  1995)
                Eaton Vance Tax Free Reserves (from January 1, 1987)
                Eaton Vance Short-Term Treasury Fund (from start of business
                  February 4, 1991)
                EV Classic Government Obligations Fund (from start of business
                  November 1, 1993)
                EV Marathon Government Obligations Fund (from start of
                  business November 1, 1993)
                EV Traditional Government Obligations Fund (from January 1,
                  1987)

            INCORPORATED BY REFERENCE INTO PART B ARE THE FINANCIAL STATEMENTS
              CONTAINED IN THE ANNUAL REPORTS FOR THE FOLLOWING FUNDS, EACH DATED DECEMBER 31, 1996 (WHICH WERE PREVIOUSLY FILED ELECTRONICALLY PURSUANT TO SECTION 30(B)(2) OF THE INVESTMENT COMPANY ACT OF 1940):

                Eaton Vance Cash Management Fund
                Eaton Vance Liquid Assets Fund
                Eaton Vance Money Market Fund
                  (Accession No. 0000928816-97-000050)
                EV Classic Government Obligations Fund
                  (Accession No. 0000950156-97-000269)
                EV Marathon Government Obligations Fund
                  (Accession No. 0000950156-97-000270)
                EV Traditional Government Obligations Fund
                  (Accession No. 0000950156-97-000266)
                Eaton Vance Short-Term Treasury Fund
                  (Accession No. 0000950156-97-000157)
                Eaton Vance Tax Free Reserves
                  (Accession No. 0000950156-97-000156)

              The financial statements contained in each Fund's annual report include:
                      Portfolio of Investments (for Short-Term Treasury Fund
                        and Tax Free Reserves only)
                      Statement of Assets and Liabilities
                      Statement of Operations
                      Statements of Changes in Net Assets
                      Financial Highlights
                      Notes to Financial Statements
                      Report of Independent Accountants

            ALSO INCORPORATED BY REFERENCE INTO PART B ARE THE FOLLOWING
              FINANCIAL STATEMENTS OF CASH MANAGEMENT PORTFOLIO AND GOVERNMENT OBLIGATIONS PORTFOLIO, WHICH ARE CONTAINED IN THE ANNUAL REPORTS DATED DECEMBER 31, 1996 FOR THE CORRESPONDING FUNDS: Portfolio of Investments Statement of Assets and Liabilities Statement of Operations Statement of Changes in Net Assets Supplementary Data Notes to Financial Statements Report of Independent Accountants


            (B) EXHIBITS:

   (1)(a) Amended and Restated Declaration of Trust dated August 17, 1993 filed as Exhibit (1)(a) to Post-Effective Amendment No. 23 and incorporated herein by reference.

      (b) Amendment to Declaration of Trust dated July 10, 1995 filed as Exhibit (1)(b) to Post- Effective Amendment No. 23 and incorporated herein by reference.


      (c) Amendment and Restatement of Establishment and Designation of Series of Shares dated May 7, 1996 filed as Exhibit (1)(d) to Post-Effective Amendment No. 30 and incorporated herein by reference.

      (d) Establishment and Designation of Classes of Shares of Beneficial Interest dated November 18, 1996 filed as Exhibit 1(e) to Post-Effective Amendment No. 31 and incorporated herein by reference.


   (2)(a) By-Laws (As Amended November 3, 1986) filed as Exhibit (2)(a) to Post-Effective Amendment No. 23 and incorporated herein by reference.

      (b)     Amendment to By-Laws dated December 13, 1993 filed as Exhibit
              (2)(b) to Post-Effective Amendment No. 23 and incorporated herein by reference.

   (3)        Not applicable

   (4)        Not applicable

   (5)(a) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Short-Term Treasury Fund dated February 4, 1991 filed as Exhibit (5)(a) to Post-Effective Amendment No. 23 and incorporated herein by reference.

      (b) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax Free Reserves dated August 15, 1995 filed as Exhibit (5)(b) to Post-Effective Amendment No. 25 and incorporated herein by reference.


   (6)(a)(1) Distribution Agreement between Eaton Vance Mutual Funds Trust (on behalf of its Classic series) and Eaton Vance Distributors, Inc. effective November 1, 1996 (with attached Schedule A effective November 1, 1996) filed herewith.

         (2) Distribution Agreement between Eaton Vance Mutual Funds Trust (on behalf of its Marathon series) and Eaton Vance Distributors, Inc. effective November 1, 1996 (with attached Schedule A effective November 1, 1996) filed herewith.

         (3) Distribution Agreement between Eaton Vance Mutual Funds Trust (on behalf of its Traditional series) and Eaton Vance Distributors, Inc. effective November 1, 1996 (with attached Schedule A effective November 1, 1996) filed herewith.

         (4) Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Cash Management Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed herewith.

         (5) Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Liquid Assets Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed herewith.

         (6) Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Money Market Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed herewith.

         (7) Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Tax Free Reserves, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed herewith.

      (b) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to the Registration Statement of Eaton Vance Growth Trust Post- Effective Amendment No. 61 and incorporated herein by reference.


      (c)     Schedule of Dealer Discounts and Sales Charges filed as Exhibit
              (6)(c) to the Registration Statement of Eaton Vance Growth Trust Post-Effective Amendment No. 59 and incorporated herein by reference.

   (7) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

   (8)(a) Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as Exhibit (8) to Post-Effective Amendment No. 23 and incorporated herein by reference.

      (b) Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 27 and incorporated herein by reference.


   (9)(a) Amended Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of each of its series) and Eaton Vance Management dated July 31, 1995, with attached schedules (including Amended Schedule A dated May 7, 1996) filed as Exhibit
              (9)(a) to Post-Effective Amendment No. 24 and incorporated herein by reference.


      (b) Transfer Agency Agreement dated June 7, 1989 filed as Exhibit 9(d) to Post-Effective Amendment No. 65 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

      (c) Amendment to Transfer Agency Agreement dated February 1, 1993 filed as Exhibit 9(e) to Post-Effective Amendment No. 65 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.


   (10)       Opinion of Counsel filed herewith.

   (11)(a) Consent of Independent Accountants for Eaton Vance Cash Management Fund, Eaton Vance Liquid Assets Fund and Eaton Vance Money Market Fund filed herewith.

      (b) Consent of Independent Accountants for EV Classic Government Obligations Fund filed herewith.

      (c) Consent of Independent Accountants for EV Marathon Government Obligations Fund filed herewith.

      (d) Consent of Independent Accountants for EV Traditional Government Obligations Fund filed herewith.

      (e) Consent of Independent Accountants for Eaton Vance Short-Term Treasury Fund filed herewith.

      (f) Consent of Independent Accountants for Eaton Vance Tax Free Reserves filed herewith.

   (13)       Not applicable


   (14)(a) Vance, Sanders Profit Sharing Retirement Plan for Self-Employed Persons with Adoption Agreement and instructions filed as Exhibit No. 14(1) to Post-Effective Amendment #22 on Form N-1 under the Securities Act of 1933 (File No. 2-28471) and incorporated herein by reference.

      (b) Eaton & Howard, Vance Sanders Defined Contribution Prototype Plan and Trust with Adoption Agreements (1) Basic Profit-Sharing Retirement Plan, (2) Basic Money Purchase Pension Plan, (3) Thrift Plan Qualifying as Profit Sharing Plan, (4) Thrift Plan Qualifying as Money Purchase Plan, (5) Integrated Profit Sharing Retirement Plan, (6) Integrated Money Purchase Pension Plan filed as Exhibit 14(2) to Post-Effective Amendment No. 22 on Form N-1 under the Securities Act of 1933 (File No. 2-28471) and incorporated herein by reference.

      (c) Individual Retirement Custodial Account (Form 5305-A) and Investment Instruction Form filed as Exhibit 14(3) to Post-Effective Amendment No. 22 on Form N-1 under the Securities Act of 1933 (File No. 2-28471) and incorporated herein by reference.

      (d) Eaton & Howard, Vance Sanders Variable Pension Prototype Plan and Trust with Adoption Agreement filed as Exhibit 14(b) to Post-Effective Amendment No. 22 on Form N-1 under the Securities Act of 1933 (File No. 2-28471) and incorporated herein by reference.

   (15)(a) Service Plan for Eaton Vance Government Obligations Fund (now EV Traditional Government Obligations Fund) dated July 7, 1993 filed as Exhibit (15)(a) to Post-Effective Amendment No. 23 and incorporated herein by reference.


         (1) Amendment to Service Plan for Eaton Vance Mutual Funds Trust on behalf of EV Traditional Government Obligations Fund adopted June 24, 1996 filed herewith.


      (b) Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Eaton Vance Short-Term Treasury Fund dated February 4, 1991 as Amended and Restated February 25, 1991 filed as Exhibit (15)(b) to Post-Effective Amendment No. 23 and incorporated herein by reference.


         (1) Amendment to Distribution Plan for Eaton Vance Mutual Funds Trust on behalf of Eaton Vance Short-Term Treasury Fund adopted June 24, 1996 filed herewith.


      (c) Amended Distribution Plan for EV Classic Government Obligations Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated January 27, 1995 filed as Exhibit (15)(c) to Post-Effective Amendment No. 22 and incorporated herein by reference.


         (1) Amendment to Amended Distribution Plan for Eaton Vance Mutual Funds Trust on behalf of EV Classic Government Obligations Fund adopted June 24, 1996 filed herewith.


      (d) Distribution Plan for EV Marathon Government Obligations Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated October 28, 1993 filed as Exhibit (15) (d) to Post-Effective Amendment No. 23 and incorporated herein by reference.


         (1) Amendment to Distribution Plan for Eaton Vance Mutual Funds Trust on behalf of EV Marathon Government Obligations Fund adopted June 24, 1996 filed herewith.


      (e) Distribution Plan for EV Marathon High Income Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(e) to Post- Effective Amendment No. 25 and incorporated herein by reference.

      (f) Distribution Plan for EV Classic High Income Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(f) to Post- Effective Amendment No. 25 and incorporated herein by reference.

      (g) Distribution Plan for EV Classic Strategic Income Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(g) to Post- Effective Amendment No. 24 and incorporated herein by reference.

      (h) Distribution Plan for EV Marathon Strategic Income Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(h) to Post-Effective Amendment No. 24 and incorporated herein by reference.

      (i) Distribution Plan for Eaton Vance Liquid Assets Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(i) to Post- Effective Amendment No. 25 and incorporated herein by reference.


         (1) Amendment to Distribution Plan for Eaton Vance Mutual Funds Trust on behalf of Eaton Vance Liquid Assets Fund adopted June 24, 1996 filed herewith.


      (j) Distribution Plan for Eaton Vance Money Market Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(j) to Post- Effective Amendment No. 25 and incorporated herein by reference.


         (1) Amendment to Distribution Plan for Eaton Vance Mutual Funds Trust on behalf of Eaton Vance Money Market Fund adopted June 24, 1996 filed herewith.


      (k) Distribution Plan for EV ---Marathon ---Tax-Managed Growth Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated March 20, 1996 filed as Exhibit (15)(k) to Post-Effective Amendment No. 28 and incorporated herein by reference.

      (l) Service Plan for EV Traditional Tax-Managed Growth Fund dated March 20, 1996 filed as Exhibit (15)(l) to Post-Effective Amendment No. 28 and incorporated herein by reference.

      (m) Distribution Plan for EV Classic Tax-Managed Growth Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated August 1, 1996 filed as Exhibit (15)(m) to Post-Effective Amendment No. 30 and incorporated herein by reference.


   (16) Schedules for Computation of Performance Quotations filed herewith.


   (17)(a) Power of Attorney for Eaton Vance Mutual Funds Trust dated July 11, 1995 filed as Exhibit (17)(a) to Post-Effective Amendment No. 23 and incorporated herein by reference.

      (b) Power of Attorney for Government Obligations Portfolio dated June 19, 1995 filed as Exhibit (17)(b) to Post-Effective Amendment No. 23 and incorporated herein by reference.

      (c) Power of Attorney for High Income Portfolio dated June 19, 1995 filed as Exhibit (17) (c) to Post-Effective Amendment No. 23 and incorporated herein by reference.

      (d) Power of Attorney for Strategic Income Portfolio dated August 7, 1995 filed as Exhibit (17)(d) to Post-Effective Amendment No. 24 and incorporated herein by reference.

      (e) Power of Attorney for Cash Management Portfolio dated August 7, 1995 filed as Exhibit (17)(e) to Post-Effective Amendment No. 25 and incorporated herein by reference.

      (f) Power of Attorney for Tax-Managed Growth Portfolio dated October 23, 1995 filed as Exhibit (17)(f) to Post-Effective Amendment No. 26 and incorporated herein by reference.

   (18) Multiple Class Plan for Institutional Shares dated November 18, 1996 filed as Exhibit (18) to Post-Effective Amendment No. 31 and incorporated herein by reference.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not applicable

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES


                      (1)                                          (2)
                TITLE OF CLASS                          NUMBER OF RECORD HOLDERS
Shares of beneficial interest without par value           as of March 31, 1997
     Eaton Vance Short-Term Treasury Fund                            64
    EV Classic Government Obligations Fund                        3,424
    EV Marathon Government Obligations Fund                       3,333
  EV Traditional Government Obligations Fund                      9,108
          EV Classic High Income Fund                               409
         EV Marathon High Income Fund                            16,194
       EV Classic Strategic Income Fund                              23
       EV Marathon Strategic Income Fund                          5,484
      EV Classic Tax-Managed Growth Fund                          3,736
      EV Marathon Tax-Managed Growth Fund                         6,424
    EV Traditional Tax-Managed Growth Fund                        2,602
       Eaton Vance Cash Management Fund                           2,166
        Eaton Vance Liquid Assets Fund                              521
         Eaton Vance Money Market Fund                              878
         Eaton Vance Tax Free Reserves                              177

ITEM 27.  INDEMNIFICATION
    Article IV of the Trust's Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-law, contract and vote.
Article XI of the By-laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering insured by reason of negligent errors and omissions committed in their capacities as such.

    The distribution agreements of the Trust also provide for reciprocal indemnity of the Principal Underwriter, on the one hand, and the Trustees and officers, on the other.


ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
    Reference is made to the information set forth under the captions "Investment Adviser and Administrator" or "Investment Adiviser" in the Statements of Additional Information which information is incorporated herein by reference.

ITEM 29.  PRINCIPAL UNDERWRITERS

    (A) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the investment companies named below:


  EV Classic Florida Limited Maturity Municipals Fund
  EV Classic Government Obligations Fund
  EV Classic Greater China Growth Fund
  EV Classic Growth Fund
  EV Classic High Income Fund
  EV Classic Information Age Fund
  EV Classic Investors Fund
  EV Classic Massachusetts Limited Maturity Municipals Fund EV Classic National Limited Maturity Municipals Fund
  EV Classic National Municipals Fund
  EV Classic New York Limited Maturity Municipals Fund
  EV Classic Pennsylvania Limited Maturity Municipals Fund
  EV Classic Senior Floating-Rate Fund
  EV Classic Strategic Income Fund
  EV Classic Special Equities Fund
  EV Classic Stock Fund
  EV Classic Tax-Managed Growth Fund
  EV Classic Total Return Fund
  EV Marathon Alabama Municipals Fund
  EV Marathon Arizona Municipals Fund
  EV Marathon Arkansas Municipals Fund
  EV Marathon Asian Small Companies Fund
  EV Marathon California Limited Maturity Municipals Fund
  EV Marathon California Municipals Fund
  EV Marathon Colorado Municipals Fund
  EV Marathon Connecticut Limited Maturity Municipals Fund
  EV Marathon Connecticut Municipals Fund
  EV Marathon Emerging Markets Fund
  EV Marathon Florida Insured Municipals Fund
  EV Marathon Florida Limited Maturity Municipals Fund
  EV Marathon Florida Municipals Fund
  EV Marathon Georgia Municipals Fund
  EV Marathon Government Obligations Fund
  EV Marathon Greater China Growth Fund
  EV Marathon Greater India Fund
  EV Marathon Growth Fund
  EV Marathon Hawaii Municipals Fund
  EV Marathon High Income Fund
  EV Marathon High Yield Municipals Fund
  EV Marathon Information Age Fund
  EV Marathon Investors Fund
  EV Marathon Kansas Municipals Fund
  EV Marathon Kentucky Municipals Fund
  EV Marathon Louisiana Municipals Fund
  EV Marathon Maryland Municipals Fund
  EV Marathon Massachusetts Limited Maturity Municipals Fund EV Marathon Massachusetts Municipals Fund
  EV Marathon Michigan Limited Maturity Municipals Fund
  EV Marathon Michigan Municipals Fund
  EV Marathon Minnesota Municipals Fund
  EV Marathon Mississippi Municipals Fund
  EV Marathon Missouri Municipals Fund
  EV Marathon National Limited Maturity Municipals Fund
  EV Marathon National Municipals Fund
  EV Marathon New Jersey Limited Maturity Municipals Fund
  EV Marathon New Jersey Municipals Fund
  EV Marathon New York Limited Maturity Municipals Fund
  EV Marathon New York Municipals Fund
  EV Marathon North Carolina Municipals Fund
  EV Marathon Ohio Limited Maturity Municipals Fund
  EV Marathon Ohio Municipals Fund
  EV Marathon Oregon Municipals Fund
  EV Marathon Pennsylvania Limited Maturity Municipals Fund EV Marathon Pennsylvania Municipals Fund
  EV Marathon Rhode Island Municipals Fund
  EV Marathon Strategic Income Fund
  EV Marathon South Carolina Municipals Fund
  EV Marathon Special Equities Fund
  EV Marathon Stock Fund
  EV Marathon Tax-Managed Growth Fund
  EV Marathon Tennessee Municipals Fund
  EV Marathon Texas Municipals Fund
  EV Marathon Total Return Fund
  EV Marathon Virginia Municipals Fund
  EV Marathon West Virginia Municipals Fund
  EV Marathon Worldwide Developing Resources Fund
  EV Marathon Worldwide Health Sciences Fund
  EV Traditional Alabama Municipals Fund
  EV Traditional Arizona Municipals Fund
  EV Traditional Arkansas Municipals Fund
  EV Traditional Asian Small Companies Fund
  EV Traditional California Limited Maturity Municipals Fund EV Traditional California Municipals Fund
  EV Traditional Colorado Municipals Fund
  EV Traditional Connecticut Limited Maturity Municipals Fund EV Traditional Connecticut Municipals Fund
  EV Traditional Emerging Growth Fund
  EV Traditional Emerging Markets Fund
  EV Traditional Florida Insured Municipals Fund
  EV Traditional Florida Limited Maturity Municipals Fund
  EV Traditional Florida Municipals Fund
  EV Traditional Georgia Municipals Fund
  EV Traditional Government Obligations Fund
  EV Traditional Greater China Growth Fund
  EV Traditional Greater India Fund
  EV Traditional Growth Fund
  EV Traditional Hawaii Municipals Fund
  EV Traditional High Yield Municipals Fund
  Eaton Vance Income Fund of Boston
  EV Traditional Information Age Fund
  EV Traditional Investors Fund
  EV Traditional Kansas Municipals Fund
  EV Traditional Kentucky Municipals Fund
  EV Traditional Louisiana Municipals Fund
  EV Traditional Maryland Municipals Fund
  EV Traditional Massachusetts Municipals Fund
  EV Traditional Michigan Limited Maturity Municipals Fund
  EV Traditional Michigan Municipals Fund
  EV Traditional Minnesota Municipals Fund
  EV Traditional Mississippi Municipals Fund
  EV Traditional Missouri Municipals Fund
  Eaton Vance Municipal Bond Fund L.P.
  EV Traditional National Limited Maturity Municipals Fund
  EV Traditional National Municipals Fund
  EV Traditional New Jersey Limited Maturity Municipals Fund EV Traditional New Jersey Municipals Fund
  EV Traditional New York Limited Maturity Municipals Fund
  EV Traditional New York Municipals Fund
  EV Traditional North Carolina Municipals Fund
  EV Traditional Ohio Limited Maturity Municipals Fund
  EV Traditional Ohio Municipals Fund
  EV Traditional Oregon Municipals Fund
  EV Traditional Pennsylvania Municipals Fund
  EV Traditional Rhode Island Municipals Fund
  EV Traditional South Carolina Municipals Fund
  EV Traditional Special Equities Fund
  EV Traditional Stock Fund
  EV Traditional Tax-Managed Growth Fund
  EV Traditional Tennessee Municipals Fund
  EV Traditional Texas Municipals Fund
  EV Traditional Total Return Fund
  EV Traditional Virginia Municipals Fund
  EV Traditional West Virginia Municipals Fund
  EV Traditional Worldwide Developing Resources Fund
  EV Traditional Worldwide Health Sciences Fund, Inc.
  Eaton Vance Cash Management Fund
  Eaton Vance Liquid Assets Fund
  Eaton Vance Money Market Fund
  Eaton Vance Prime Rate Reserves
  Eaton Vance Short-Term Treasury Fund
  Eaton Vance Tax Free Reserves
  Massachusetts Municipal Bond Portfolio


    (B)

                (1)                                      (2)                                   (3)
        NAME AND PRINCIPAL                      POSITIONS AND OFFICES                  POSITIONS AND OFFICE
         BUSINESS ADDRESS*                   WITH PRINCIPAL UNDERWRITER                  WITH REGISTRANT
         ------------------                  --------------------------                --------------------
James B. Hawkes                              Vice President and Director            Vice President and Trustee

William M. Steul                             Vice President and Director            None

Wharton P. Whitaker                          President and Director                 None

Chris Berg                                   Vice President                         None

Kate Bradshaw                                Vice President                         None

David B. Carle                               Vice President                         None

James S. Comforti                            Vice President                         None

Raymond Cox                                  Vice President                         None

Mark P. Doman                                Vice President                         None

Alan R. Dynner                               Vice President                         None

James Foley                                  Vice President                         None

Michael A. Foster                            Vice President                         None

William M. Gillen                            Senior Vice President                  None

Hugh S. Gilmartin                            Vice President                         None

Perry D. Hooker                              Vice President                         None


Brian Jacobs                                 Senior Vice President                  None


Thomas P. Luka                               Vice President                         None

John Macejka                                 Vice President                         None

Timothy D. McCarthy                          Vice President                         None

Joseph T. McMenamin                          Vice President                         None

Morgan C. Mohrman                            Senior Vice President                  None

James A. Naughton                            Vice President                         None

Mark D. Nelson                               Vice President                         None

Linda D. Newkirk                             Vice President                         None

James L. O'Connor                            Vice President                         Treasurer

Thomas Otis                                  Secretary and Clerk                    Secretary

George D. Owen, II                           Vice President                         None

F. Anthony Robinson                          Vice President                         None

Jay S. Rosoff                                Vice President                         None


Benjamin A. Rowland, Jr.                     Vice President,                        None
                                               Treasurer and Director


John P. Rynne                                Vice President                         None

Kevin Schrader                               Vice President                         None

George V.F. Schwab, Jr.                      Vice President                         None

Cornelius J. Sullivan                        Vice President                         None

David M. Thill                               Vice President                         None

Chris Volf                                   Vice President                         None

Sue Wilder                                   Vice President                         None

----------
*Address is 24 Federal Street, Boston, MA 02110

    (C) Not applicable

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


    All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 89 South Street, Boston, MA 02111 and its transfer agent, First Data Investor Services Group, 4400 Computer Drive, Westborough, MA 01581, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of Eaton Vance Management, 24 Federal Street, Boston, MA 02110. Certain corporate documents of High Income Portfolio (the "HI Portfolio") are also maintained by IBT Trust Company (Cayman), Ltd., The Bank of Nova Scotia Building, P.O. Box 501, George Town, Grand Cayman, Cayman Islands, British West Indies, and certain investor accounts and HI Portfolio and the Registrant's accounting records are held by IBT Fund Services (Canada) Inc., 1 First Canadian Place, Kingstreet West, Suite 2800, P.O. Box 231, Toronto, Ontario, Canada M5X 1C8. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management.


ITEM 31.  MANAGEMENT SERVICES

    Not applicable

ITEM 32.  UNDERTAKINGS

    The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 18th day of April, 1997.


                                    EATON VANCE MUTUAL FUNDS TRUST

                                    By:  /s/ M. DOZIER GARDNER
                                         -------------------------------------
                                             M. DOZIER GARDNER, President

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


            SIGNATURE                            TITLE                DATE
            ---------                            -----                ----
                                      President, Principal
                                        Executive Officer and
/s/ M. DOZIER GARDNER                   Trustee                   April 18, 1997
--------------------------------
    M. DOZIER GARDNER
                                      Treasurer and Principal
                                        Financial and Accounting
/s/ JAMES L. O'CONNOR                   Officer                   April 18, 1997
--------------------------------
    JAMES L. O'CONNOR

/s/ JAMES B. HAWKES                   Vice President, Trustee     April 18, 1997
--------------------------------
    JAMES B. HAWKES

    DONALD R. DWIGHT*                 Trustee                     April 18, 1997
--------------------------------
    DONALD R. DWIGHT

    SAMUEL L. HAYES, III*             Trustee                     April 18, 1997
--------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                 Trustee                     April 18, 1997
--------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                Trustee                     April 18, 1997
--------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                  Trustee                     April 18, 1997
--------------------------------
    JACK L. TREYNOR


*By: /s/ M. DOZIER GARDNER
    ----------------------------
         M. DOZIER GARDNER
         As Attorney-in-fact

                                  SIGNATURES


    Cash Management Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 2-90946) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 18th day of April, 1997.

                                    CASH MANAGEMENT PORTFOLIO


                                    By:  /s/ M. DOZIER GARDNER
                                         -------------------------------------
-----
                                             M. DOZIER GARDNER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 2-90946) has been signed below by the following persons in the capacities and on the dates indicated.

            SIGNATURE                            TITLE                DATE
            ---------                            -----                ----

                                     Trustee, President and
                                       Principal Executive
/s/ M. DOZIER GARDNER                  Officer                    April 18, 1997
--------------------------------
    M. DOZIER GARDNER
                                     Treasurer and Principal
                                       Financial and Accounting
/s/ JAMES L. O'CONNOR                  Officer                    April 18, 1997
--------------------------------
    JAMES L. O'CONNOR

/s/ JAMES B. HAWKES                  Trustee                      April 18, 1997
--------------------------------
    JAMES B. HAWKES

  DONALD R. DWIGHT*                  Trustee                      April 18, 1997
--------------------------------
  DONALD R. DWIGHT

  SAMUEL L. HAYES, III*              Trustee                      April 18, 1997
--------------------------------
  SAMUEL L. HAYES, III

  NORTON H. REAMER*                  Trustee                      April 18, 1997
--------------------------------
  NORTON H. REAMER

  JOHN L. THORNDIKE*                 Trustee                      April 18, 1997
--------------------------------
  JOHN L. THORNDIKE

  JACK L. TREYNOR*                   Trustee                      April 18, 1997
--------------------------------
  JACK L. TREYNOR


*By: /s/ M. DOZIER GARDNER
    ----------------------------
         M. DOZIER GARDNER
         As Attorney-in-fact

                                  SIGNATURES


    Government Obligations Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 2-90946) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 18th day of April, 1997.

                                    GOVERNMENT OBLIGATIONS PORTFOLIO


                                    By:  /s/ M. DOZIER GARDNER
                                         -------------------------------------
                                             M. DOZIER GARDNER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 2-90946) has been signed below by the following persons in the capacities and on the dates indicated.

            SIGNATURE                            TITLE                DATE
            ---------                            -----                ----
                                     Trustee, President and
                                       Principal Executive
/s/ M. DOZIER GARDNER                  Officer                    April 18, 1997
--------------------------------
    M. DOZIER GARDNER
                                     Treasurer and Principal
                                       Financial and Accounting
/s/ JAMES L. O'CONNOR                  Officer                    April 18, 1997
--------------------------------
    JAMES L. O'CONNOR

/s/ JAMES B. HAWKES                  Trustee                      April 18, 1997
--------------------------------
  JAMES B. HAWKES

  DONALD R. DWIGHT*                  Trustee                      April 18, 1997
--------------------------------
  DONALD R. DWIGHT

  SAMUEL L. HAYES, III*              Trustee                      April 18, 1997
--------------------------------
  SAMUEL L. HAYES, III

  NORTON H. REAMER*                  Trustee                      April 18, 1997
--------------------------------
  NORTON H. REAMER

  JOHN L. THORNDIKE*                 Trustee                      April 18, 1997
--------------------------------
  JOHN L. THORNDIKE

  JACK L. TREYNOR*                   Trustee                      April 18, 1997
--------------------------------
  JACK L. TREYNOR

*By: /s/ M. DOZIER GARDNER
    ----------------------------
         M. DOZIER GARDNER
         As Attorney-in-fact

                                EXHIBIT INDEX

                                                                                                            PAGE IN SEQUENTIAL
EXHIBIT NO.                                         DESCRIPTION                                              NUMBERING SYSTEM
-----------                                         -----------                                              ----------------

 (6)(a)(1)           Distribution Agreement between Eaton Vance Mutual Funds Trust (on behalf of its
                     Classic Series) and Eaton Vance Distributors, Inc. effective November 1, 1996 (with attached Schedule A effective November 1, 1996).
 (6)(a)(2)           Distribution Agreement between Eaton Vance Mutual Funds Trust (on behalf of its
                     Marathon Series) and Eaton Vance Distributors, Inc. effective November 1, 1996
                     (with attached Schedule A effective November 1, 1996).
 (6)(a)(3)           Distribution Agreement between Eaton Vance Mutual Funds Trust (on behalf of its
                     Traditional Series) and Eaton Vance Distributors, Inc. effective November 1, 1996
                     (with attached Schedule A effective November 1, 1996).
 (6)(a)(4)           Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton
                     Vance Cash Management Fund, and Eaton Vance Distributors, Inc. effective November
                     1, 1996.
 (6)(a)(5)           Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton
                     Vance Liquid Assets Fund, and Eaton Vance Distributors, Inc. effective November 1,
                     1996.
 (6)(a)(6)           Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton
                     Vance Money Market Fund, and Eaton Vance Distributors, Inc. effective November 1,
                     1996.
 (6)(a)(7)           Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton
                     Vance Tax Free Reserves, and Eaton Vance Distributors, Inc. effective November 1,
                     1996.
(10)                 Opinion of Counsel.
(11)(a)              Consent of Independent Accountants for Eaton Vance Cash Management Fund, Eaton
                     Vance Liquid Assets Fund and Eaton Vance Money Market Fund.
(11)(b)              Consent of Independent Accountants for EV Classic Government Obligations Fund.
(11)(c)              Consent of Independent Accountants for EV Marathon Government Obligations Fund.
(11)(d)              Consent of Independent Accountants for EV Traditional Government Obligations Fund.
(11)(e)              Consent of Independent Accountants for Eaton Vance Short-Term Treasury Fund.
(11)(f)              Consent of Independent Accountants for Eaton Vance Tax Free Reserves.
(15)(a)(1)           Amendment to Service Plan for Eaton Vance Mutual Funds Trust on behalf of EV
                     Traditional Government Obligations Fund adopted June 24, 1996.
(15)(b)(1)           Amendment to Distribution Plan for Eaton Vance Mutual Funds Trust on behalf of
                     Eaton Vance Short-Term Treasury Fund adopted June 24, 1996.
(15)(c)(1)           Amendment to Amended Distribution Plan for Eaton Vance Mutual Funds Trust on behalf of EV Classic Government Obligations Fund adopted June 24, 1996.
(15)(d)(1)           Amendment to Distribution Plan for Eaton Vance Mutual Funds Trust on behalf of EV
                     Marathon Government Obligations Fund adopted June 24, 1996.
(15)(i)(1)           Amendment to Distribution Plan for Eaton Vance Mutual Funds Trust on behalf of
                     Eaton Vance Liquid Assets Fund adopted June 24, 1996.
(15)(j)(1)           Amendment to Distribution Plan for Eaton Vance Mutual Funds Trust on behalf of
                     Eaton Vance Money Market Fund adopted June 24, 1996.
(16)                 Schedules for Calculations of Performance Quotations.
